As filed with the Securities and Exchange Commission on or about April 25, 2025

Registration Statement File No. 333-274306
Registration Statement File No. 811-09020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 50
(Check appropriate box or boxes.)

C.M. Life Variable Life Separate Account I
(Exact Name of Registrant)

C.M. Life Insurance Company
(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Depositor’s Principal Executive Offices)

(860) 562-1000
(Depositor’s Telephone Number, including Area Code)

Gary Murtagh
Vice President
C.M. Life Insurance Company
200 Great Pond Drive, Suite 150
Windsor, Connecticut 06095
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 28, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on __________ pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Apex VUL®
Issued by C.M. Life Insurance Company
C.M. Life Variable Life Separate Account I
This prospectus describes an individual, flexible premium, adjustable, variable life insurance policy (policy) issued by C.M. Life Insurance Company (C.M. Life, Company, we, us, or our). While the policy is In Force, it provides lifetime insurance protection on the Insured. The policy is not a way to invest in mutual funds and is not suitable for short-term investment. The Owner (you or your) should consider the policy in conjunction with other life insurance you own. Replacing any existing life insurance policy with this policy or financing the purchase or maintenance of the policy through a loan or through withdrawals from another policy may not be to your advantage.
The policy offers a number of investment choices, including a Guaranteed Principal Account (GPA) and one or more variable investment divisions (Separate Account Divisions) offered through our separate account, C.M. Life Variable Life Separate Account I (Separate Account). Each Separate Account Division, in turn, invests in the Funds listed in Appendix A to this prospectus.
You bear the investment risks of any premium allocated to these Separate Account Divisions. The death benefit may vary, and the Net Surrender Value will vary, depending on the investment performance of the Funds.
The policy is not (1) a bank or credit union deposit or obligation; (2) FDIC or NCUA insured; (3) insured by any federal government agency; or (4) guaranteed by any bank or credit union. The policy may go down in value and provides guarantees that are subject to our financial strength and claims-paying ability.
This prospectus is not an offer to sell the policy in any jurisdiction where it is illegal to offer the policy nor is it an offer to sell the policy to anyone to whom it is illegal to offer the policy.
YOU MAY CANCEL YOUR POLICY WITHIN 10 DAYS OF RECEIVING IT WITHOUT PAYING FEES OR PENALTIES.
In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the premiums you paid less any withdrawals and any Policy Debt or your Account Value less any withdrawals and any Policy Debt. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.
The SEC has not approved or disapproved the policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.
Please read this prospectus before investing. You should keep it for future reference.
Effective April 28, 2025

Glossary
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the policy, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.
Account Value. The value of your investment in the Separate Account Divisions and the GPA.
Accumulation Unit. A unit of measure that we use to determine the value in each Separate Account Division.
Administrative Office. MassMutual Customer Service Center, PO Box 1865, Springfield, MA 01102-1865, (800) 272-2216, (Fax) (866) 329-4527, www.MassMutual.com
Attained Age.  The Insured’s age on the Issue Date plus the number of completed Policy Years.
Face Amount. An amount used to determine the insurance coverage the policy provides while it is In Force.
Free Look. Your right to cancel the policy and receive a refund.
Fund(s). The investment entities in which the Separate Account Divisions invest.
Good Order. The actual receipt by our Administrative Office of the instructions related to a request or transaction in writing (or, when permitted, by telephone, fax, website, or other electronic means), within the time limits, if any, along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information includes, to the extent applicable: the completed application or instruction form; your policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Separate Account Divisions affected by the request or transaction; the signatures of all Owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions, you may contact our Administrative Office before submitting the form or request.
Grace Period. A period that begins when the Net Surrender Value is not sufficient to cover monthly charges due and your policy stays In Force, during which you can pay the amount of premium needed to avoid termination.
Guaranteed Death Benefit (GDB) Safety Test. A no-lapse guarantee that allows you to keep the policy In Force until the Guaranteed Death Benefit (GDB) Period End Date regardless of the value of the policy, as long as the Policy Debt Limit has not been reached. The GDB Period End Date is shown in the policy’s specifications pages and is the Policy Anniversary on which the Insured reaches Attained Age 85.
Guaranteed Death Benefit (GDB) Measure. A reference measure only used to determine whether or not the GDB Safety Test is met. The GDB Measure is not used to determine the policy’s Account Value or death benefit, and is not available for monthly charges, loans or surrenders.
In Force. Your policy  has not terminated.
Initial Face Amount. The Face Amount on the Policy Date.
Insurance Risk. The difference between the death benefit and the Account Value.
Insured. The person on whose life the policy is issued.
Issue Date. The date we issue the policy. The Issue Date starts the contestability and suicide periods.
Minimum Death Benefit. The minimum amount of death benefit needed for the policy to qualify as life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended.
Modified Endowment Contract (MEC). A special type of life insurance under federal income tax law. Specifically, the law prescribes a test that is intended to differentiate between policies that are purchased primarily for certain tax advantages, versus policies that are purchased primarily for death protection. MECs are still life insurance and offer tax-free death benefits and tax-deferred cash value accumulation. However, pre-death distributions (including loans) are taxed as “income first” (not cost basis first), meaning they are taxable to the extent of gain in the policy. In addition, distributions may be subject to a 10% additional tax.
Monthly Charge Date. The Policy Date and the same day of each succeeding calendar month.
Net Premium. A premium payment received in Good Order minus the premium expense charge.

Net Surrender Value. Account Value less any surrender charges and Policy Debt.
Planned Premium. The amount selected by you to be paid on a periodic basis to keep your policy In Force.
Policy Anniversary. The anniversary of the Policy Date.
Policy Date. The starting point for determining the Policy Anniversaries, Policy Years, and Monthly Charge Dates. It is also the day we first deduct monthly charges under the policy.
Policy Debt. All outstanding loans plus accrued interest.
Policy Debt Limit. When total Policy Debt exceeds the Account Value less surrender charges.
Policy Termination. An event where your policy is no longer In Force due to the Net Surrender Value becoming too low to support your policy’s monthly charges and the Guaranteed Death Benefit Safety Test is not met, or if the total Policy Debt exceeds the Account Value less surrender charges.
Policy Year. The twelve-month period beginning with the Policy Date, and each successive twelve-month period thereafter.
Separate Account Division. A variable investment division offered through our Separate Account that invests in the corresponding underlying Fund.
Valuation Date. Any day on which the net asset value of the units of each Separate Account Division is determined. Generally, this is any date the New York Stock Exchange (NYSE), or its successor, is open for trading. A Valuation Date ends when the NYSE closes (usually 4 p.m. Eastern Time).
Written Request. A written or electronic communication or instruction in Good Order sent by you to us at our Administrative Office.

Important Information You Should Consider About the Policy

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals
If you surrender the policy, decrease the Face Amount, or the policy lapses in the first ten Policy Years or the first ten years following an increase in the Face Amount, a surrender charge may apply. For the Initial Face Amount, rates are based on the Insured’s issue age, gender, risk class, and coverage year. For each increase in the Face Amount, rates are based on the Insured’s Attained Age, gender, risk class on the effective date of the increase, and coverage year. The surrender charge is the sum of surrender charges for the Initial Face Amount and all Face Amount increases.
For a 35-year-old male Insured, non-tobacco user, in the standard risk classification, with an initial premium of $100,000, $1,000,000 Face Amount and no increases in Face Amount, upon surrender in the first Policy Year, a charge of up to $14,730  could be assessed.
Fee Tables – Transaction Fees – Surrender Charges Charges and Deductions – Transaction Charges – Surrender Charges Death Benefit – Right to Change the Face Amount
Transaction Charges
In addition to surrender charges, you also may be charged for other transactions.
Premium Expense Charge. We deduct a premium expense charge from each premium you pay. The current and maximum premium expense charge is 4% of each premium payment up to and including the Premium Expense Factor, and 4% of premium over the Premium Expense Factor.
Rider Processing Fee. We assess a one-time processing fee of up to $250 (less in some states) when you exercise the Accelerated Death Benefit for Terminal Illness Rider.
We assess a one-time charge based on the Account Value and Attained Age of the Insured when the Overloan Protection Rider is exercised.
Fee Tables – Transaction Fees Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Transaction Charges
Ongoing Fees and Expenses
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses. Some of these fees and expenses, such as the insurance charge and the cost of certain optional riders, are set based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy’s specifications pages for rates applicable to your policy.
You also will bear fees and expenses associated with the Funds you choose, as shown below.
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Monthly Charges Against the Account Value Appendix A
	Annual Fee	Minimum	Maximum
	Fund options (Fund fees and expenses)	0.12%(1)	1.70%(1)

(1)	As a percentage of Fund assets.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	Principal Risks – Investment Risks General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds
Not a Short-Term Investment
This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges apply for the first ten Policy Years and the first ten years following an increase in Face Amount. These charges will reduce the amount payable to you if you surrender the policy during those times.
Overview of the Policy – What is the policy, and what is it designed to do? Principal Risks – Suitability
Risks Associated with Investment Options
An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.
Principal Risks – Investment Risks General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds
Insurance Company Risks
An investment in the policy is subject to the risks related to the Depositor (C.M. Life). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of C.M. Life. If C.M. Life  experiences financial distress, it may not be able to meet its obligations to you. More information about C.M. Life, including its financial strength ratings, is available at www.MassMutual.com/ratings.
General Information About the Company, the Separate Account and the Underlying Funds – The Guaranteed Principal Account (GPA)
Policy Lapse
Your policy could terminate (or lapse) if the Net Surrender Value of the policy becomes too low to support the policy’s monthly charges and the Guaranteed Death Benefit (GDB) Safety Test is not met, or if total Policy Debt exceeds the Account Value less surrender charges. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement. The death benefit will not be paid if the policy has lapsed.
Principal Risks – Policy Termination Policy Termination and Reinstatement

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
Generally, you may transfer Account Value among the Separate Account Divisions and the GPA, subject to certain limitations. We also offer two automated transfer programs: Dollar Cost Averaging and Portfolio Rebalancing.
Transfers of the policy’s Account Value are subject to the following conditions:
  Transfers from the GPA are limited to one per Policy Year and may not exceed 25% of your Account Value in the GPA (less any Policy Debt). There is one exception to this rule. If you have transferred 25% of the GPA Value (less any Policy Debt) for three consecutive years, and you have not added any Net Premiums or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.
  Transfers are not permitted from the GPA to the money market Separate Account Division.
  Transfers from a Separate Account Division to the money market Separate Account Division are not permitted within 90 days of any transfer from the GPA.
  Transfers are not permitted during the Free Look period for those policies in which we refund the premium paid less withdrawals and Policy Debt.
  Transfers (including transfers through automated programs) cannot be processed during a Grace Period.
In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict by the applicable Fund.
C.M. Life also reserves the right to remove or substitute Funds as investment options that are available under the policy.
Transfers General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds – Addition, Removal, Closure, or Substitution of Funds
Optional Benefits
Optional benefits, such as riders, may alter the benefits or charges under your policy. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders.
Other Benefits Available Under the Policy

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.
  If you purchase the policy through a qualified retirement plan, you do not receive any additional tax deferral.
  Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your policy is taxed as ordinary income.
  If your policy becomes a Modified Endowment Contract or MEC, loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.
Federal Income Tax Considerations

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling the policy to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the policy may help these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may influence your registered representative to offer or recommend this policy over another investment.
Other Information – Distribution
Exchanges
Some investment professionals may have a financial incentive to offer you a policy in place of the one you own. You should only exchange your current life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing life insurance policy.
Other Benefits Available Under the Policy – Right to Exchange or Convert

Overview of the Policy

What is the policy, and what is it designed to do?
The policy is a variable life insurance policy that provides a death benefit. It is designed to allow you to fund your life insurance needs through investment in a Guaranteed Principal Account (GPA) and one or more of the variable investment divisions of the C.M. Life Variable Life Separate Account I (Separate Account). The policy allows you to allocate your Net Premiums and Account Value among the various investment choices. Your Account Value will vary based on performance of the investment choices you select and the fees and charges under the policy.
In exchange for your premium payments, we will pay the beneficiary a death benefit when the Insured dies while the policy is In Force. You can select one of the three death benefit options available under the policy. Subject to certain limitations, you can change the death benefit option you selected.
Variable life insurance is designed to help meet long-term insurance needs. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payments in a short period of time. The policy is not intended for people who need to take early or frequent withdrawals or who intend to engage in frequent trading among the Separate Account Divisions. You should consider your need for cash, time horizon for investment and financial goals before submitting an application to purchase the policy. You may want to consult your financial or tax adviser.

How are premium payments treated under the policy?
When you apply for the policy, you select (within certain limitations) the Planned Premium amount and the payment frequency (annual, semiannual, quarterly, or monthly). The Planned Premium amount is based on a number of factors, including, but not limited to, the Face Amount, the Insured’s issue age, gender and risk classification. Generally, you determine the first premium you want to pay for the policy, but it must be at least equal to the Minimum Initial Premium. The Minimum Initial Premium depends on the premium frequency you choose, the policy’s Initial Face Amount and death benefit option, the Insured’s age, gender and risk classification, and whether the policy has any riders.
After the first premium has been paid, the policy offers premium flexibility, which allows subsequent premium payments to be paid in any amount and at any time, within certain limits. Although you must maintain sufficient Net Surrender Value to keep the policy In Force, there is no required schedule for premium payments. You should review the Premium Flexibility section of the prospectus for additional important information.
When a premium payment is received in Good Order, we deduct a premium expense charge to generally cover taxes and acquisition expenses, and the remaining amount, known as the Net Premium, is allocated among the Separate Account Divisions and the GPA according to your current allocation instructions. Depending on the state in which we issue the policy, we may hold your initial Net Premium payments in the money market division until the Free Look period is completed.
Investments in your policy’s Separate Account Divisions are held in an account separate from the general assets of the Company. We have established a segment within the Separate Account to receive and invest premium payments for the Apex VUL policies. Currently, the Apex VUL segment is divided into over 60 Separate Account Divisions. Each Separate Account Division purchases shares in a corresponding Fund. Information about each corresponding Fund is provided at the back of this prospectus. Please see “Appendix A – Funds Available Under the Policy.”
Net Premium and Account Value allocated to the GPA become part of the Company’s General Investment Account, which supports life insurance and annuity obligations, and are dependent on the Company’s financial strength and claims-paying ability. You do not participate in the investment performance of the assets in our General Investment Account. Instead, we guarantee that amounts allocated to the GPA will earn interest at a minimum rate of 1% per year. We may credit a higher rate at our discretion.
Payment of insufficient premiums may result in the policy lapsing. Although this policy does offer a no-lapse guarantee feature, the Guaranteed Death Benefit Safety Test, there is no guarantee that the policy will remain In Force as a result of making Planned Premium payments.
Federal law, such as the Internal Revenue Code of 1986, as amended (IRC), places restrictions on the amount of money you may put into a life insurance contract and still meet the definition of life insurance for tax purposes. In order for a policy to meet the IRC’s guidelines, either the Cash Value Accumulation Test or the Guideline Premium Test must be chosen. If you choose the Cash Value Accumulation Test, any premium payment that would exceed its limits may only be accepted if the Insured provides us with satisfactory evidence of insurability. If you choose the Guideline Premium Test, we will refund any amount of premium payment that exceeds its limit.

What are the primary features and options that the policy offers?

•
Choice of Death Benefit Options. The policy offers a choice of one of three death benefit options – a Level Option, Return of Account Value Option, and Return of Premium Option. Please see the “Death Benefit” section for more information.

•
Face Amount Changes. You may request an increase or decrease in the Face Amount. If you change your Face Amount, your policy charges, including surrender charges, will change accordingly. If the policy’s Account Value less surrender charges (or Net Surrender Value if there is Policy Debt) cannot keep the policy In Force with the requested change in Face Amount, a premium payment may be required.

•
Investment Options. You can choose to allocate your Net Premium payments and Account Value among various investment choices. Your choices include the Separate Account Divisions, each of which invests in an underlying Fund, and the Guaranteed Principal Account (GPA).

•
Surrenders and Withdrawals. You may surrender your policy, and we will pay you its Net Surrender Value (Account Value less any surrender charges and Policy Debt). You may also withdraw a part of the Net Surrender Value. A withdrawal reduces the policy values, may reduce the Face Amount of the policy, and may increase the risk that the policy will terminate or lapse. Surrenders and withdrawals may have adverse tax consequences.

•
Loans. You may take a loan on the policy once your Account Value exceeds the total of any surrender charges. The policy secures the loan. Taking a loan may have adverse tax consequences and will increase the risk that your policy may terminate or lapse. Interest charges will apply.

•
Transfers. Generally, you may transfer funds among the Separate Account Divisions and the GPA, subject to certain limitations. We also offer two automated transfer programs: Dollar Cost Averaging and Portfolio Rebalancing.

•
Guaranteed Death Benefit (GDB) Safety Test. This policy offers a no-lapse guarantee, the GDB Safety Test, at no cost to you. Except as provided below, prior to the Guaranteed Death Benefit (GDB) Period End Date shown in the policy’s specifications page, your policy will not terminate or lapse, regardless of its Account Value, as long as the GDB Safety Test has been met. Even if the GDB Safety Test is met, this policy may terminate if Policy Debt exceeds the Account Value less any surrender charges that may apply (1) on a Monthly Charge Date or (2) on the Valuation Date a premium payment is received, if the policy is in the Grace Period.

•	Assignability. Subject to our approval, you may generally assign the policy as collateral for a loan or other obligation.

•	Tax Treatment. You are generally not taxed on the policy’s earnings until you withdraw Account Value from your policy. This is known as tax deferral.

•
Additional Rider Benefits. There are additional benefits you may add to your policy by way of riders. An additional charge may apply if you elect a rider. The riders available with this policy are listed in the “Other Benefits Available Under the Policy” section.

•
Persistency Credit. Beginning on the 15th Policy Anniversary and on each Monthly Charge Date thereafter that your policy is In Force, we will apply a Persistency Credit to your non-loaned Account Value. The payment of the Persistency Credit is not guaranteed.

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please refer to your policy’s specifications pages for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender the policy, take Account Value out of the policy, or exercise certain rider options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge(1)	When you pay premium.		All Coverage Years
		Maximum:	4.00% of each premium payment up to and including the Premium Expense Factor, and 4.00% of any premium payment in excess of the Premium Expense Factor.
		Current:	4.00% of each premium payment up to and including the Premium Expense Factor, and 4.00% of any premium payment in excess of the Premium Expense Factor.
Surrender Charges(2)(3)(4) Surrender charges apply for the first ten Policy Years and the first ten years following an increase in Face Amount.	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.		First Coverage Year
		Maximum:	$3.85-$50.79 per $1,000 of Face Amount
		Current:	$3.85-$50.79 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(3)(4)(5)	$14.73 per $1,000 of Face Amount
Accelerated Death Benefit for Terminal Illness Rider(6)	When you elect an accelerated death benefit payment	Maximum:	$250
		Current:	$100–$250
Overloan Protection Rider(7)	Once, when you elect to exercise the rider	Maximum:	3.20% of Account Value(7)
		Minimum:	1.00% of Account Value(7)
		Representative Insured: Age 80	3.20% of Account Value

(1)
The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued.

Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section.

	Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges (Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
		Male		Female
	Charge	Age 35	Age 55	Age 35	Age 55
	Premium Expense Factor Per $1,000 of Face Amount	9.56	25.70	7.84	20.70
	A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (4%)	$0.38	$0.80	$0.31	$0.80
	B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (4%)	$0.42	$0	$0.49	$0
	Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)	$0.80	$0.80	$0.80	$0.80
(2)
For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(3)
Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy made available by us or one of our insurance affiliates. For additional information, please see “Adjustment to Surrender Charges Endorsement (for internal replacements)” in the Additional Benefits table and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section.

(4)
Surrender charges apply for the first ten Policy Years and the first ten years following an increase in Face Amount. They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age.

	Coverage Year	%	Coverage Year	%
	1	100%	7	67%
	2	94–100%	8	50%
	3	89–100%	9	33%
	4	84–100%	10	17%
	5	79–100%	11	0%
	6	74–83%
(5)	The rates shown for the “representative insured” are first year rates only.
(6)	The fee we deduct may vary by state, but will not exceed $250.
(7)	The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, other than Fund fees and expenses.

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Insurance Charge(1)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Minimum:	$0.01 per $1,000 of Insurance Risk
		Current:	$0.01-$82.50 per $1,000 of Insurance Risk
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2)	$0.07 per $1,000 of Insurance Risk
Substandard Risk Charge(3)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Current:	$0.0025-$83.33 per $1,000 of Insurance Risk
Administrative Charge	Monthly, on the policy’s Monthly Charge Date	Maximum:	$15 per policy
		Current:	$10 per policy
Asset Charge	Daily	Maximum:	1.25% of the policy’s average daily net assets in the Separate Account
		Current:	0.10% of the policy’s average daily net assets in the Separate Account
Face Amount Charge(4)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$2.82 per $1,000 of Face Amount
		Current:	$0.00-$1.06 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4)	$0.24 per $1,000 of Face Amount
Loan Interest Rate Expense Charge(5)	Daily, if there is Policy Debt.	Maximum:	1.00% annually as a percentage of loaned amount
		Current: Policy Years 1 – 10:	0.65% annually as a percentage of loaned amount
		Policy Years 11+:	0%

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:
Disability Benefit Rider(6)(7)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(8) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(8) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7)	$0.06 per $1 of Monthly Deduction(8) plus $0.02 per $1 of Specified Benefit Amount
Guaranteed Insurability Rider(9)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.03-$0.11 per $1,000 of Option Amount
		Current:	$0.03-$0.11 per $1,000 of Option Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(9)	$0.11 per $1,000 of Option Amount
Waiver of Monthly Charges Rider(6)(7)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(8)
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(8)
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7)	$0.06 per $1 of Monthly Deduction(8)
Waiver of Specified Premium Rider(6)(7)	Monthly, on the policy’s Monthly Charge Date	Maximum:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(8) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Current:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(8) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7)	The Greater of $0.06 per $1 of Monthly Deduction(8) or $0.02 per $1 of Specified Monthly Premium Amount

(1)
The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.

(2)	The rates shown for the “representative insured” are first year rates only.
(3)
Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section.

(4)
The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks.

	Coverage Year	Maximum Rate	Current Rates
	1–2	$2.82	$0.14–$1.06
	3–5	$2.44	$0.12–$0.86
	6–9	$1.69	$0.09–$0.68
	10–20	$1.69	$0.00
	21+	$0.00	$0.00
(5)
We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.

(6)
The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(7)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.
(8)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge; (b) face amount charge; (c) insurance charge; and (d) any applicable rider charges.
(9)
The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

All of the monthly charges listed in the tables above are deducted proportionately from the then current Account Values in the Separate Account and the GPA (unless you direct us to deduct monthly charges from one Separate Account Division or from the GPA). The asset charge is deducted from the assets of the Separate Account only.
The next table shows the minimum and maximum total operating expenses charged by the Funds in which your Separate Account Divisions invest that you may pay periodically during the time that you own the policy. A complete list of Funds in which the Separate Account Divisions invest, including their annual expenses, may be found at the back of this document in Appendix A. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.(1)

Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.12%	1.70%
(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

Principal Risks
Investment Risks
The value of your policy will fluctuate with the performance of the Separate Account Divisions you select. Your Separate Account Divisions may decline in value, or they may not perform to your expectations. You bear the investment risk of any Account Value invested in the Separate Account Divisions. It is possible you could lose your entire investment.
The type of investments that a Fund company makes will also create risk. A comprehensive discussion of the risks of each of the Funds underlying the Separate Account Divisions may be found in that Fund’s prospectus. You should read the Fund’s prospectus carefully before investing.
Suitability
Variable life insurance is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payment in a short period of time. We may restrict short-term investment strategies.
Early Surrender
If you surrender your policy, you will be subject to surrender charges during the first ten Policy Years and during the first ten years after an increase in the policy’s Face Amount. The surrender charge will reduce the proceeds payable to you. In some situations, it is possible that there will be little or no value in the policy after the surrender charges are deducted. An early surrender can also result in adverse tax consequences.
Withdrawals
A withdrawal will reduce your policy’s Account Value by the amount withdrawn. If the policy’s Net Surrender Value is reduced to a point where it cannot meet a monthly deduction, your policy may terminate. A withdrawal may also reduce your policy’s Face Amount and may have adverse tax consequences.
Loans
Taking a loan from your policy has several risks: (1) it may increase the risk that your policy will terminate; (2) it will have a permanent effect on your policy’s Net Surrender Value; (3) it may increase the amount of premium needed to keep the policy In Force; (4) it will reduce the death benefit proceeds; and (5) it may have adverse tax consequences.
Policy Termination
Your policy could terminate if the Net Surrender Value of the policy becomes too low to support the policy’s monthly charges and the GDB Safety Test is not met or is no longer in effect because the policy has reached the GDB Period End Date. In addition, the policy could terminate if the total Policy Debt Limit is reached (i.e., when Policy Debt equals or exceeds the Account Value less any surrender charges that apply: (1) on a Monthly Charge Date or (2) on the Valuation Date a premium payment is received, if the policy is in the Grace Period). Factors that may cause your policy to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Poor investment performance of the Funds selected by the Owner and the deduction of policy fees and monthly charges may result in termination of the policy even if all Planned Premiums are timely paid, unless the GDB Safety Test is met. However, even if the GDB Safety Test is met, the policy can still terminate if the Policy Debt Limit is reached. Before the policy terminates, however, you will receive a Grace Period during which you will be notified in writing that your coverage may terminate unless you pay additional premium. No death benefit or other benefits under the policy will be paid once the policy terminates.
Limitations on Access to Cash Value

•	Withdrawals are not available in the first Policy Year; however, full surrenders are permitted.

•	We may not allow a withdrawal if it would reduce the Face Amount to less than the policy’s minimum Face Amount.

•	The minimum withdrawal is $100, and the maximum withdrawal is 75% of the Net Surrender Value.

•	There may be little to no cash value available for loans and withdrawals in the policy’s early years.

Insurance Company Insolvency
It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.
Adverse Tax Consequences
Certain transactions (including, but not limited to, withdrawals, surrenders and loans) may lead to a taxable event. Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your policy may become a “Modified Endowment Contract” (MEC). Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC are taxed as income first and recovery of cost basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax.
Existing tax laws that benefit this policy may change at any time.
Policy Charge Increase
We have the right to increase certain policy and rider charges; however, the charges will not exceed the maximum charges identified in the fee tables. If we increase a policy or rider charge, you may need to increase the amount and/or frequency of your premiums to keep your policy In Force. We will notify the Owner of any such changes through a prospectus supplement.
Cybersecurity and Certain Business Continuity Risks
The Company relies on its parent, MassMutual, for various operating and administrative services including computer systems. MassMutual’s operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on MassMutual’s results of operations and corporate reputation. In addition, MassMutual must commit significant resources to maintain and enhance existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If MassMutual fails to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, MassMutual cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on MassMutual’s businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks”.
Defined Outcome Funds Risk
The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund employs a strategy to provide buffer protection, which includes a capped upside return risk and outcome period risk. The buffer provides limited protection in the event of a market downturn. The fund is divided into twelve segments or tranches. Each tranche is invested in options that have expiration dates approximately one year from the date of purchase. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year (outcome period).
Each buffer strategy has been specifically designed to produce outcomes based upon the returns of a particular reference index (the “Index”) over the duration of the outcome period. Each buffer strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, and less policy and fund fees and expenses. Matching the price return of the Index assumes that the strategy was entered into on the first day of an outcome period by entering into FLEX Options (customizable exchange-traded option policies) and holding those FLEX Options until the end of the outcome period. At the end of each outcome period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the buffer strategies will undergo a “reset” of its cap and a refresh of its buffer.

At any given time, the fund will generally hold one buffer strategy with FLEX Options expiring within one month, a second buffer strategy with FLEX Options expiring within two months, a third buffer strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the buffer strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one buffer strategy at any one time.
Because the fund will increase its position in the buffer strategies in connection with inflows of assets into the fund and during any rebalance, the fund may enter the buffer strategies on days other than the first day of the outcome period. Likewise, the fund will exit some of its position in the buffer strategies in connection with outflows of assets from the fund and during any rebalance, and such disposals typically will not occur on the last day of an outcome period. As a result, the value of the fund’s investment in the buffer strategies may not be buffered against the specified level of decline in the value of the Index and may not participate in a gain in the value of the Index up to the specified level of the cap for the fund’s investment period. At times during the outcome period, the value of the securities in the fund could vary because of related factors other than the level of the Index. Those factors include, but are not limited to, interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the fund may experience investment returns that are very different from those that a single buffer strategy seeks to provide. The fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. If an investor is not invested from the beginning of an outcome period, the investor may not experience the full benefit of the buffer protection.
The buffer strategies could limit participation of the fund in rising equity markets relative to other funds that are not subject to one or more buffer strategies. There is no guarantee a fund will successfully buffer against reference asset price decreases. This may conflict with your investment objectives by limiting your ability to maximize growth of your Account Value and the value of your guaranteed benefits. This fund has characteristics unlike many other traditional investment products and may not be suitable for all investors. The fund seeks to provide a buffer against the first 10% of index price decreases over each outcome period, before policy and fund fees and expenses. The fund, and therefore investors, will bear all Index losses exceeding 10%. There is no guarantee the fund will successfully buffer against Index price decreases. The Buffer is designed to have its full effect only for investors who hold fund shares for an entire outcome period.
For each outcome period, fund performance is subject to a capped upside return risk that represents the maximum percentage return the fund can achieve during the outcome period, before policy and fund fees and expenses. The cap is set on the first day of an outcome period and may increase or decrease from one outcome period to the next. If the Index experiences returns over an outcome period in excess of the cap, the fund will not experience those excess gains. Specified outcomes of the fund may not be achieved, and you may lose some or all of your investment.
Defined Outcome Funds are not guarantees, and unlike such guarantees, are not backed by the General Investment Account of the Company.
For more information on this fund and whether investment in this fund is right for you, please see the fund’s prospectus.
General Information about the Company, the Separate Account and the Underlying Funds
The Company
C.M. Life Insurance Company (C.M. Life) is a wholly owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual). C.M. Life provides life insurance and annuities to individuals and group life insurance to institutions. MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, MassMutual Strategic Distributors, Institutional Solutions and Worksite.
MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001. C.M. Life’s home office is located at 200 Great Pond Drive, Suite 150, Windsor, Connecticut 06095.

The Guaranteed Principal Account
Net Premium and Account Value you allocate to the GPA become part of the General Investment Account of the Company. Subject to applicable law, the Company has sole discretion over the assets in its General Investment Account. The assets of our General Investment Account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. We use General Investment Account assets for many purposes including to pay death benefits, withdrawals, surrenders, policy loans, and transfers from the GPA as well as to pay amounts we provide to you through elected additional features and guarantees that are in excess of your Variable Account Value allocated to the Separate Account. We refer to our ability to meet any contractual obligations as our claims-paying ability.
It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and as with any insurance product, there are risks to purchasing this policy. For this reason, when purchasing a policy and making investment decisions, you should consider our financial strength and claims-paying ability to meet our obligations under the policy.
The General Investment Account has not been registered under the Securities Act of 1933 (1933 Act) or the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the General Investment Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the GPA or the General Investment Account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.
You do not participate in the investment performance of the assets in our General Investment Account. Instead, we guarantee that amounts allocated to the GPA will earn interest at a minimum rate of 1% per year. We may credit a higher rate of interest at our discretion. The interest rate is declared monthly and becomes effective on the first of each calendar month. You bear the risk that no higher rates of interest will be credited.
For amounts in the GPA equal to any Policy Debt, the guaranteed minimum interest rate per year is the greater of:

•	1%; or

•	the policy loan rate less the maximum loan interest rate expense charge.

You may obtain interest rate information for the GPA, including the loaned portion and the non-loaned portion, by calling our Administrative Office.
The Separate Account
The part of your premium that you invest in your policy’s Separate Account Divisions is held in an account that is separate from the general assets of the Company. This account is called the C.M. Variable Life Separate Account I. In this prospectus we will refer to it simply as the Separate Account. The Company owns the assets in the Separate Account. The Separate Account will purchase equivalent shares in the corresponding Funds. Any death benefits, withdrawals, surrenders, policy loans, or transfers of Account Value from the Separate Account Divisions will be redeemed from the corresponding Funds.
We established the Separate Account on February 2, 1995, according to Connecticut law. We registered it with the SEC as a unit investment trust under the 1940 Act.
The Separate Account exists to keep your life insurance assets separate from our other Company assets. As such, any income, gains, and losses credited to, or charged against, the Separate Account reflect only the Separate Account’s own investment experience. At no time will the Separate Account reflect the investment experience of the Company’s other assets.
We may not use the assets in the Separate Account to pay any liabilities of the Company other than those arising from the policies. We may, however, transfer to our General Investment Account any assets that exceed anticipated obligations of the Separate Account. We are required to pay, from our general assets, if necessary, all amounts promised under the Apex VUL  policies. In the event that the assets in the Separate Account exceed the liabilities, the Company may only withdraw seed capital and earned fees and charges.
We have established a segment within the Separate Account to receive and invest premium payments for the Apex VUL policies. Currently, the Apex VUL  segment is divided into over 60 Separate Account Divisions. Each Separate Account Division purchases shares in a corresponding Fund. The underlying Funds are listed in Appendix A. Please see “Appendix A – Funds Available Under the Policy.”
Some of the underlying Funds offered are similar to mutual funds offered in the retail marketplace. They may have the same investment objectives and portfolio managers as the retail funds. The Funds offered in the Apex VUL  policy, however, are set up exclusively for variable annuity and variable life insurance products. Their shares are not offered for sale to the general public, and their performance results will differ from the performance of the retail funds.
Owners do not invest directly into the underlying Funds. Instead, they invest in the Separate Account Divisions, which then purchase shares of the corresponding underlying Fund. The Separate Account owns the Fund shares; the Company owns the Separate Account.
We reserve the right, subject to compliance with applicable federal securities laws and regulations and any other federal or state law, to create separate accounts and to make certain material changes to the structure and operation of the Separate Account, including, among other things to:

•	create new Separate Account Divisions;

•	create new segments of the Separate Account for any new variable life insurance products we create in the future;

•	eliminate Separate Account Divisions;

•	close existing Separate Account Divisions to allocations of new premium payments by current or new policy owners;

•	combine the Separate Account or any Separate Account Divisions with one or more different separate accounts or Separate Account Divisions;

•
transfer the assets of the Separate Account or any Separate Account Division that we may determine to be associated with the class of contracts to which the policy belongs to another separate account or Separate Account Division;

•	operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

•	de-register the Separate Account under the 1940 Act in the event such registration is no longer required; and

•	change the name of the Separate Account.

Underlying Funds
We do not recommend or endorse any particular Fund, and we do not provide investment advice. You are responsible for choosing the Funds, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. Information regarding each Fund, including (i) its name; (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.); (iii) its investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in Appendix A   to this prospectus. Please see “Appendix A – Funds Available Under the Policy.” In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you. Each Fund has issued a prospectus that contains more detailed information about the Fund.
After you select Funds for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in your policy Account Value resulting from the performance of the Funds you have chosen. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Apex. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to MassMutualServiceCenter@MassMutual.com.
Addition, Removal, Closure, or Substitution of Funds
We do not guarantee that each Fund will always be available for investment through the policy. We have the right to change the Funds offered through the policy, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain Owners. Examples of possible changes include: adding new Funds or Fund classes, removing existing Funds or Fund classes, closing existing Funds or Fund classes, or substituting a Fund with a different Fund. New or substitute Funds may have different fees and expenses. We will not add, remove, close, or substitute any shares attributable to your interest in a Separate Account Division without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of policies to which your policy belongs.
Conflicts of Interest
The Funds available with this policy may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of C.M. Life. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Funds involved in the conflict or substituting shares of other Funds.
Compensation We Receive from Funds, Advisers and Sub-Advisers
Compensation We Receive from Funds
We and certain of our insurance affiliates receive compensation from certain Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of a Fund’s assets and may be as much as 0.25% of the average net assets of an underlying Fund that are attributable to the variable annuity and variable life insurance products issued by us and certain of our insurance affiliates that offer the particular Fund. An investment in a Fund with a 12b-1 fee will increase the cost of your investment in this policy.
Compensation We Receive from Advisers and Sub-Advisers
We and certain of our insurance affiliates also receive compensation from the advisers and sub-advisers to some of the Funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the policy, and providing services on behalf of the Funds in our role as intermediary to the Funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that Fund that are attributable to the variable annuity or variable life insurance products offered by us and certain of our insurance affiliates. These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation.
The compensation may not be reflected in a Fund’s expenses because this compensation may not be paid directly out of a Fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (please see the Funds’ prospectuses for additional information).
In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain Funds so that the adviser and sub-adviser can participate in sales meetings conducted by us. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their Funds.
For a list of the Funds whose advisers currently pay such compensation, visit
www.MassMutual.com/privacy-policy/compensation-arrangements or call our Administrative Office.
Compensation and Fund Selection
When selecting the Funds that will be available with the policy, we consider each Fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Funds, their advisers, sub-advisers, or their distributors. The compensation that we receive may be significant, and we may profit from this compensation. Additionally, we offer certain Funds through the policy at least in part because they are managed by an affiliate.
Voting Rights
We are the legal owner of the Fund shares. However, you have the right to instruct us how to vote on questions submitted to the shareholders of the Funds supporting the policy. This right is limited to the extent you are invested in those Separate Account Divisions on the record date. We vote shares for which we do not receive instructions in the same proportion as the shares for which we do receive instructions. The shares held in the name of the Company and its affiliates will also be proportionally voted. This process may result in a small number of Owners controlling the vote. There is no minimum number of votes required. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Your right to instruct us is based on the number of shares of the Funds attributable to your policy. The number of shares of any Fund, attributable to your policy, is determined by dividing the Account Value held in that Separate Account Division by $100. Fractional votes are counted.
We will send you or, if permitted by law, make available electronically, proxy material and a form to complete giving us voting instructions.

We may, when required by state insurance regulatory authorities, disregard voting instructions, if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objective of a Fund or to approve or disapprove an investment advisory contract for the Fund. In addition, we may disregard voting instructions that would require a change in the investment policy or investment adviser of one or more of the available Funds. Our disapproval of such change must be reasonable and based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Fund’s objectives and purpose. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action.
Charges and Deductions
This section describes the charges and deductions we make under the policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from the charges deducted, and we may use any such profits for any purpose, including payment of distribution expenses.
In addition, the Funds pay operating expenses that are deducted from the assets of the Funds. For more information about these expenses, please see the individual Fund prospectuses.
Transaction Charges
Premium Expense Charge
We deduct a premium expense charge from each premium payment you make. The premium expense charge is generally used to cover taxes assessed by a state and/or other governmental agency as well as acquisition expenses.
The current and maximum premium expense charge we deduct is 4.00% of premium paid up to and including the Premium Expense Factor, and 4.00% of premium over the Premium Expense Factor.
For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. Please see footnote (1) in the “Transaction Fees” sub-section of the “Fee Tables” section for additional information.
Example:

Assume that you are a 35-year-old male, non-smoker and that your policy has a Face Amount of $200,000. The Premium Expense Factor for your policy is 9.56 per $1,000 of Face Amount or 1,912 (200 x 9.56).

Now assume that you make a premium payment of $1,000. Your maximum premium expense charge is 4.00% of your premium payment up to and including the policy’s Premium Expense Factor. Since your premium payment is less than the policy’s Premium Expense Factor of 1,912, your maximum premium expense charge will be $40 (4.00%  x $1,000).

If your premium payment had been $2,000, it would have exceeded the Premium Expense Factor by $88 ($2,000 – 1,912). However, the premium expense charge for premium that exceeds the Premium Expense Factor is the same 4.00% as premium paid up to the Premium Expense Factor, so the premium expense charge would have been $80:

•	4.00% of $1,912 ($76.48) plus

•	4.00% of $88 ($3.52).

If you have increased the policy Face Amount, the Premium Expense Factor used for this charge is the total of the Premium Expense Factors for the Initial Face Amount and for all increases.
Surrender Charges
There is a charge if you fully surrender your policy or if you decrease the Face Amount. We will also take any applicable surrender charges if your policy lapses. Please see the “Policy Termination and Reinstatement” section for more information. These charges will apply during:

•	the first ten Policy Years of coverage; and

•	the first ten years after each increase in Face Amount.

This surrender charge is also sometimes called a “deferred sales load.” The charge compensates us for expenses incurred in issuing the policy’s Initial Face Amount, issuing Face Amount increases, and for the recovery of acquisition costs.
The surrender charge is a charge against the Account Value of the policy. The deduction is taken from the Separate Account Divisions and the non-loaned portion of the GPA in proportion to the values in each on the effective date of the surrender, decrease in Face Amount, or lapse.
We calculate surrender charges separately for the Initial Face Amount and for each increase in the Face Amount. For the Initial Face Amount, the rates are based on the Insured’s issue age, gender, risk classification, and coverage year. For each increase in the Face Amount, the rates are based on the Insured’s gender, Attained Age, risk classification on the effective date of the increase, and coverage year. The surrender charge for the policy is the sum of the surrender charges for the Initial Face Amount and all Face Amount increases.
The surrender charge is equal to the first year surrender charge multiplied by the following annual percentages:

Coverage Year	%	Coverage Year	%
1	100%	7	67%
2	94–100%	8	50%
3	89–100%	9	33%
4	84–100%	10	17%
5	79–100%	11	0%
6	74–83%

For all policies, the surrender charge will not exceed $50.79 per $1,000 of Face Amount.
Surrender Charges for Decreases in Face Amount
If you decrease your policy’s Face Amount, we cancel all or a part of your Face Amount segment(s) and charge a pro-rata surrender charge that will not exceed the surrender charge associated with each decreased or cancelled segment multiplied by the proportion of that segment that is decreased.
After a Face Amount decrease, the surrender charge for a decreased segment that remains In Force is decreased proportionately. This charge provides us with a proportional compensation for expenses incurred in issuing the policy’s Initial Face Amount, issuing Face Amount increases, and for the recovery of acquisition costs.
Rider Processing Fee
We will assess a one-time processing fee at the time you exercise the Accelerated Death Benefit for Terminal Illness Rider. The maximum processing fee is $250 (the fee may vary by state, but will not exceed $250). The fee is deducted from the accelerated benefit payment and will reduce the amount you receive.
Periodic Charges
Loan Interest Rate Expense Charge
We assess a loan interest rate expense charge against policies with outstanding loan balances. This charge, which reimburses us for the ongoing expenses of administering the loan, represents the difference between the interest we charge on policy loans and the interest we credit on the cash value we hold as collateral for policy loans. The loan interest rate minus the loan interest expense charge is the interest rate we use to credit interest to the loaned portion of the GPA.
The maximum loan interest rate expense charge is 1%. The current loan interest rate expense charge is 0.65% for Policy Years 1-10. Beginning in Policy Year 11, we intend to credit interest to the loaned value based on a current loan interest rate expense charge of 0.00%. This means the interest charged on policy loans in Policy Year 11 and after will be equal to interest credited to the loaned value on a current basis. We reserve the right to increase the loan interest rate expense charge in order to ensure your loan is not treated as a taxable distribution under federal income tax rules, which may change over time.

Monthly Charges Against the Account Value
The following charges are deducted from the Account Value on each Monthly Charge Date.  The Monthly Charge Date is the date on which monthly charges for the policy are due. The first Monthly Charge Date is the Policy Date, and subsequent Monthly Charge Dates are on the same day of each succeeding calendar month.
Your policy’s Monthly Charge Date will be listed in the policy’s specifications pages. Monthly charges are deducted from the Separate Account Division(s) and the GPA in proportion to the non-loaned values in each on the date the deduction is taken.
Prior to the GDB Period End Date, if the Account Value on a Monthly Charge Date is insufficient to cover the monthly charges due, the policy will enter the Grace Period, unless the GDB Safety Test is met. If the GDB Safety Test is met, monthly charges due will be reduced to an amount equal to the Account Value. However, even if the GDB Safety Test is met, this policy may terminate if the Policy Debt Limit is reached.
On and after the GDB Period End Date, this policy will remain In Force as long as the Net Surrender Value is sufficient to pay the monthly charges due. However, if the Net Surrender Value is insufficient to pay monthly charges due, the policy will enter the Grace Period and an additional premium payment will be required to keep this policy In Force. Please see the “Guaranteed Death (GDB) Benefit Safety Test” sub-section in the “Policy Termination and Reinstatement” section for additional information.
Administrative Charge and Face Amount Charge
The administrative charge and the face amount charge reimburse us for issuing and administering the policy, and for such activities as processing claims, maintaining records, and communicating with you.
Administrative Charge
The current administrative charge is $10 per policy, per month. This charge is deducted from the Account Value on each Monthly Charge Date up to, but not including, the Policy Anniversary on which the Insured reaches Attained Age 121.
Face Amount Charge
The face amount charge is based on a rate per $1,000 of the Initial Face Amount. We calculate the face amount charge separately for the Initial Face Amount and for each increase in the Face Amount. It is based on:

•	the issue age, gender and risk classification of the Insured for the Initial Face Amount; and

•	for each increase, the Insured’s Attained Age, gender and risk classification at time of the increase;

and it is multiplied by the segment Face Amount. The face amount charge will be reduced proportionately if the Face Amount is reduced. The current face amount charge decreases gradually until it is discontinued after 9 Policy Years or 9 years following a Face Amount increase. Please see the “Periodic Charges Other than Annual Fund Operating Expenses” table in the “Fee Tables” section for additional information.
Insurance Charge
The insurance charge reimburses us for providing you with life insurance protection. We deduct an insurance charge based on your policy’s Insurance Risk. Insurance Risk is equal to the difference between the death benefit (discounted one month at the guaranteed minimum interest rate for the GPA) and the Account Value. These deductions are made by deducting Accumulation Units, proportionately, from each Separate Account Division in which you have an Account Value and the GPA on each Monthly Charge Date up to, but not including, the Policy Anniversary on which the Insured reaches Attained Age 121.
The maximum insurance charge rates associated with your policy are shown in the policy’s specification pages. They are calculated using the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality Tables or, for unisex rates, the 2017 Commissioners’ Standard Ordinary (80) Ultimate, Smoker-Distinct, Age Nearest Birthday Mortality Table. The rates are also based on the risk classification of the person insured by the policy.
We may charge less than the maximum monthly insurance charges shown in the table(s). In this case, the monthly insurance charge rates will be based on a number of factors including, but not limited to, our expectations for future mortality, investment earnings, persistency, expense and tax results, capital and reserve requirements, and profits. The expense component of these rates is used to offset sales and issue expenses, which decrease over time. Any change in these charges will apply to all individuals in the same class.
Insurance charges for the policy will not be the same for all Owners. Your policy’s actual or current insurance charge rates are based on a number of factors including, but not limited to, the Insured’s issue age (and age at increase, if applicable), risk classification, and gender (unless unisex rates are used). These rates generally increase as the Insured’s age increases. The rates will vary with the number of years the coverage has been In Force and with the total Face Amount of the policy.
How the Insurance Charge Is Calculated

(1)	If the Minimum Death Benefit is not in effect:

We calculate the insurance charge on each Monthly Charge Date by multiplying the current insurance charge rate by a discounted Insurance Risk.

The Insurance Risk is the difference between:

•	the amount of benefit available on that date, under the death benefit option in effect, discounted by the monthly equivalent of 1% per year; and

•	the Account Value at the beginning of the policy month reduced by any rider charges (other than disability riders) before the monthly insurance charge is due.

The following three steps describe how we calculate the insurance charge for your policy:

Step 1: We calculate the total Insurance Risk for your policy:

(a)	We divide the amount of benefit under the death benefit option in effect that would be available at the beginning of the policy month by 1.0008295381 (which is the monthly equivalent of 1%); and

(b)	We subtract your policy’s Account Value at the beginning of the policy month from the amount we calculated in Step 1(a) above.

Step 2: We allocate the Insurance Risk in proportion to the Face Amount of each segment and each increase that is In Force as of your Monthly Charge Date.

Step 3: We multiply the amount of each allocated Insurance Risk by the insurance charge rate for each coverage segment. The sum of these amounts is your insurance charge.

(2) If the Minimum Death Benefit is in effect:

We also calculate the insurance charge on each Monthly Charge Date. However, in Step 1 we calculate the total Insurance Risk for your policy, as described in (1) above:

(i) assuming the Minimum Death Benefit is in effect; and then

(ii) assuming the Minimum Death Benefit is not in effect.

Step 2: We allocate the Insurance Risk:

(a)	calculated for (ii) in proportion to the Face Amount of each segment and each increase that is In Force as of your Monthly Charge Date; and

(b)	we subtract the risk calculated for (ii) from the risk calculated for (i) and allocate that amount to the last underwritten segment.

Step 3: We multiply the amount of each allocated Insurance Risk by the insurance charge rate for each coverage segment. The sum of these amounts is your insurance charge.

Additional Information about the Insurance Charge
We will apply any changes in the insurance charges uniformly for all Insureds of the same issue age, gender, risk classification, and whose coverage has been In Force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured’s health after we issue the policy. We do not offer special underwriting programs for this product such as guaranteed issue or simplified issue underwriting; therefore, individuals of similar health will be classified similarly.
Because your Account Value and death benefit may vary from month to month, your insurance charge may also vary on each Monthly Charge Date. The cost of your insurance depends on the amount of Insurance Risk on your policy. Factors that may affect the Insurance Risk include:

•	the amount and timing of premium payments;

•	investment performance;

•	fees and charges assessed;

•	the addition or deletion of certain riders;

•	rider charges;

•	withdrawals;

•	policy loans;

•	changes to the Face Amount; and

•	changes to the death benefit option.

Substandard Risk Charge
Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. Table ratings and/or flat extra charges can remain on a policy for as long as 20 years, or Attained Age 65, if longer.
Rider Charges
The charges for the following riders are deducted from the Account Value on each Monthly Charge Date: Disability Benefit Rider, Guaranteed Insurability Rider, Waiver of Monthly Charges Rider and Waiver of Specified Premium Rider.
The rates for the Disability Benefit Rider vary by the Insured’s gender and Attained Age. Charges for the Disability Benefit Rider have two components. A portion of the charge is based on current rates ranging from $0.00 to $0.28 per $1 of monthly deductions. The remainder of the charge is based on current rates ranging from $0.00 to $0.04 per $1 of specified benefit amount. The monthly charges for this rider will continue up to, but not including, the Policy Anniversary on which the Insured’s Attained Age becomes 65.
The rates for the Waiver of Monthly Charges Rider vary by the Insured’s gender and Attained Age. Current rates range from $0.00 to $0.28 per $1 of monthly deductions. The monthly charges for this rider will continue up to, but not including, the Policy Anniversary on which the Insured’s Attained Age becomes 65.
The rates for the Waiver of Specified Premium Rider vary by the Insured’s gender and Attained Age. The rider charge for the Waiver of Specified Premium Rider is the greater of the charge for monthly deductions or the charge for the specified monthly premium amount. If the rider charge is based on the monthly deductions, the charge is based on current rates ranging from $0.00 to $0.28 per $1 of monthly deductions. If the rider charge is based on the specified premium amount, the charge is based on current rates ranging from $0.00 to $0.04 per $1 of specified monthly premium amount. The monthly charges for this rider will continue up to, but not including, the Policy Anniversary on which the Insured’s Attained Age becomes 65.
The rates for the Guaranteed Insurability Rider vary by the Insured’s gender and issue age. Current rates range from $0.03 to $0.11 per $1,000 of optional insurance coverage. The monthly charges for this rider will continue up to, but not including, the Policy Anniversary on which the Insured’s Attained Age becomes 46.
Directed Monthly Deduction Program
You may elect to have us deduct the monthly charges from one Separate Account Division, or from the GPA, rather than from all options on a pro rata basis. This feature is called the Directed Monthly Deduction Program (DMDP).
To elect the DMDP, complete our Directed Monthly Deduction Program Request form and send it to us for processing. The DMDP will continue as long as you have enough value in your selected option on a Monthly Charge Date to cover the monthly charges then due, or unless you have specified a termination date in your request form.
If you do not have sufficient Account Value to cover the monthly charges due in your selected option on any Monthly Charge Date, we will deduct the monthly charges pro rata from all investment options with Account Value. We may, at any time, modify, suspend, or terminate the DMDP without prior notification.
Daily Charges Against the Separate Account
The following charge is deducted from the Separate Account daily.

Asset Charge
The asset charge is determined on your policy’s Monthly Charge Date and is based on your policy’s Account Value, on that Monthly Charge Date, after the current monthly charges are deducted. The charge is applied, on a daily basis, to your value in the Separate Account only. The annual asset charge is equal to the following percentages of the portion of your policy’s average daily net assets that are invested in the Separate Account:

•	The maximum charge is 1.25%;

•	The current charge is 0.10%.

The asset charge compensates us for the risks and expenses involved in issuing and administering life insurance protection.
If the asset charge is not sufficient to cover the risks and expenses involved in issuing and administering the policy, we will bear the loss. If the amount of the charge is more than sufficient to cover those risks and expenses, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the policy.
The Separate Account purchases shares of the Funds at net asset value. The net asset value of each Fund reflects expenses already deducted from the assets of the Fund. Such expenses include investment management fees and other expenses and may include acquired Fund fees and expenses. For some Funds, expenses will also include 12b-1 fees to cover distribution and/or certain service expenses. When you elect a Fund as an investment choice, that Fund’s expenses will increase the cost of your investment in the policy. Please see each Fund’s prospectus for more information regarding these expenses.
Special Circumstances
There may be special circumstances that result in sales or administrative expenses or Insurance Risks that are different than those normally associated with this policy. Under such circumstances, we may vary the charges and other terms of the policies; however, the charges will not exceed the maximum charges identified in the fee tables. We will make these variations only in accordance with uniform rules we establish.
Owner, Insured, Beneficiary
Owner
The Owner is the person who will generally make the choices that determine how the policy operates while it is In Force. You name the Owner in the application. However, the Owner may be changed by Written Request received in Good Order at our Administrative Office while the policy is In Force; therefore, the Owner is the person we have listed as such in our records. Generally, the change of Owner will take effect as of the date the Written Request is signed. However, in certain states you may not change Owners without our approval. We will refuse or accept any requested change of Owner on a non-discriminatory basis. Please see your policy. Each change will be subject to any payment we made or other action we took before receiving the owner designation form in Good Order. When we use the terms “you” or “your,” in this prospectus, we are referring to the Owner.
The sale of your policy to an unrelated investor, sometimes called a viatical or a life settlement, typically has transaction costs that may reduce the value of your estate. Discuss the benefits and risks of selling your life insurance policy with your registered representative and estate planner before you enter into a life settlement. Such a sale may also have adverse tax consequences. Please see “Sales to Third Parties” in the “Federal Income Tax Considerations” section for additional information.
Insured
The Insured is the person on whose life the policy is issued. The Owner must have an insurable interest in the life of the Insured in order for the policy to be valid under state law and for the policy to be considered life insurance for income tax purposes. If the policy does not comply with the insurable interest requirements of the issue state at the time of issue, the policy may be deemed void from the beginning. As a result, the policy would not provide the intended benefits. It is the responsibility of the Owner to determine whether proper insurable interest exists at the time of policy issuance.
You name the Insured in the application for the policy. We will not issue a policy for an Insured who is beyond age 75. Before issuing a policy, we will require evidence to determine the insurability of the Insured. This will usually require a medical examination.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. There may be more than one beneficiary in a class. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the Insured dies by sending a Written Request in Good Order to our Administrative Office. The Owner must have the consent of an irrevocable beneficiary to change the beneficiary. Generally, the change will take effect as of the date your request is signed. Each change will be subject to any payment we made or other action we took before receiving the Written Request in Good Order.
If no beneficiary is living or in existence when the Insured dies, we will pay you the death benefit unless the policy states otherwise. If you are deceased, the death benefit will be paid to your estate.
Purchasing a Policy
Purchasing a Policy
To purchase a policy, you must send us a completed application. The minimum Initial Face Amount of a policy is currently $50,000. The Owner selects, within our limits, the policy’s Face Amount. The Face Amount is used to determine the amount of insurance coverage the policy provides while it is In Force. The Initial Face Amount is the Face Amount on the Policy Date. It is listed on the first page of your policy.
We determine whether to accept or reject the application for the policy and the Insured’s risk classification. Coverage under the policy becomes effective on the date the last of all premiums due and necessary documents are received in Good Order at our Administrative Office.
Policies generally are issued with rates that vary based on a number of factors including, but not limited to, the gender of the Insured. In some situations, however, we may issue unisex policies (policies whose rates do not vary by the gender of the Insured). Policies issued in Montana are unisex, and policies issued as part of an employee benefit plan may be unisex. References in this prospectus to sex-distinct policy values are not applicable to unisex policies.
Your Right to Return the Policy
You have the right to cancel the policy. If you change your mind about owning your policy, you can return the policy for a refund (Free Look), but only if you return it within a prescribed period after receiving it. This period is 10 days in all states, except in Florida (14 days). If this policy is a replacement, this period is 30 days in all states, except in Florida (14 days). If you cancel the policy, we will issue a refund. The state in which the policy is issued determines the Free Look period and the type of refund that applies. Please see your policy for details. However, the following will give you a general idea of the type of refund you may receive. Most states require us to refund the policy’s Account Value less any withdrawals and any Policy Debt. Other states (Florida, South Carolina and South Dakota) require us to refund the premium paid less withdrawals and Policy Debt. In those states that require a refund of premium, your premium payment is held in the money market division of the Separate Account for the number of days in the policy’s Free Look period starting from the Issue Date. If your policy requires a refund of premium, we will refund only the premium paid less withdrawals and Policy Debt, and not the greater of premium payments or the policy’s Account Value.
Additionally, under certain circumstances such as mistake of fact, we may reissue your policy with different features after the Free Look period expires. Please contact your registered representative for details if you feel your policy should be reissued.
To cancel the policy, return it to us at our Administrative Office, to the registered representative who sold the policy, or to one of our agency offices.
Sending Requests in Good Order
From time to time you may want to submit a Written Request for a change of beneficiary, a transfer, or some other action. A Written Request is a written or electronic communication or instruction in Good Order sent by the Owner to, and received by C.M. Life at, our Administrative Office. We may allow requests to be submitted by telephone, fax, website, or other electronic media for certain transactions. Telephone, fax, email, or internet transactions may not always be available. Telephone, fax, and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by telephone, website or other electronic media.
Premiums
The Planned Premium amount you pay is based on a number of factors including, but not limited to:

•	the Face Amount;

•	the Insured’s gender;

•	the Insured’s issue age;

•	the Insured’s risk classification;

•	policy charges;

•	premium frequency;

•	the death benefit option; and

•	whether or not any riders apply to the policy.

First Premium
Generally, you determine the first premium you want to pay for the policy, but it must be at least equal to the Minimum Initial Premium. The Minimum Initial Premium depends on:

•	your chosen premium frequency;

•	the policy’s Initial Face Amount and death benefit option;

•	the issue age, gender, and risk classification of the Insured; and

•	any riders on the policy.

Generally, you will give your first premium payment or payment instructions to the registered representative who sold you the policy. The currently available methods of payment for your first premium include:

•
authorizing the Company to draft the initial premium electronically from your bank account. You initiate the electronic payment for the initial premium by completing the appropriate administrative form;

•	check; and

•	wire transfer. For instructions on how to make a premium payment by wire transfer, please call our Administrative Office at (800) 272-2216.

Please note that your initial premium is applied to your policy when the payment is received in Good Order at our Administrative Office and after the policy has been issued.
Planned Premiums
When applying for the policy, you select (within the policy limitations) the Planned Premium and payment frequency (annual, semiannual, quarterly, or monthly).
We will send premium notices for the Planned Premium based on the payment frequency in effect. If a Planned Premium payment is not made, the policy will not necessarily terminate. Conversely, making Planned Premium payments does not necessarily guarantee the policy will remain In Force. To keep the policy In Force, it must have sufficient Account Value or satisfy the GDB Safety Test until the GDB Period End Date. However, if the Net Surrender Value is insufficient to pay monthly charges due after the GDB Period End Date, the policy will enter the Grace Period and an additional premium payment will be required to keep it In Force. Please see the “Policy Termination and Reinstatement” section. We will send a notice of any premium needed to prevent termination of the policy.
Before making any changes to the timing or frequency of premium payments, you should speak to your registered representative to determine the impact on your policy.
To change the amount and frequency of Planned Premiums, you may contact our Administrative Office.

If you change the frequency of your Planned Premiums, your policy may be at risk of lapsing because we do not bill for fractional payment periods.
Example:

Your Policy Anniversary is on January 2 and the planned quarterly premium payments are made. We have been sending a bill each quarter for the applicable premium. In June, we receive notification to change the Planned Premium from quarterly payments to annual payments. In this situation, we would have sent bills for the first and second quarterly payments of that year. After receiving notification, however, we would not send a bill for the last two quarterly payments of that year. We will send the next bill approximately 30 days prior to the next Policy Anniversary (January 2). If a premium payment is not made between July and January 2, your policy may lapse before the next bill is received. For more information on what happens if your policy lapses, please see the “Policy Termination and Reinstatement” section.
Subsequent Premium Payments
We will apply your subsequent premium payment on the Valuation Date that it is received in Good Order. If we receive your payment in Good Order on a non-Valuation Date or after the end of a Valuation Date, we will apply your payment on the next Valuation Date. If a payment is dishonored by your bank after we have applied the premium payment to your policy, the transaction will be deemed void, and your payment will be reversed.
If mailing a subsequent premium payment, it must be sent to the appropriate lockbox (premium payment processing service). Premium payments sent to an incorrect lockbox will be considered not in Good Order. We will reroute the payment and apply it on the Valuation Date when it is determined to be in Good Order. Please see below for lockbox address details.
If you or the premium payer receives a single bill for multiple insurance policies, subsequent premium payments must be sent to:

Regular Mail MassMutual APM Payment Processing Center PO Box 92485 Chicago, IL 60675-2485	Overnight Mail MassMutual 5450 N. Cumberland Ave. Suite 100 Lockbox 92485 Chicago, IL 60656
For all other policies, subsequent premium payments must be sent to:

Regular Mail MassMutual PO Box 92483 Chicago, IL 60675-2483	Overnight Mail MassMutual 5450 N. Cumberland Ave. Suite 100 Lockbox 92483 Chicago, IL 60656
Electronic Premium Payments
We also offer options to allow you to pay premiums through electronic means. You may authorize the Company to draft the initial premium electronically for this policy from your bank account by completing the appropriate administrative form.
You may also initiate single or recurring premium payments for your In Force policy through our secure website (www.MassMutual.com) or by calling our Administrative Office and authorizing an electronic draft from your bank account.
Requests to initiate electronic payments are effective on the Valuation Date that you submit the request in Good Order. If you wish to cancel an electronic payment, you must call our Administrative Office at (800) 272-2216 before the end of the Valuation Date (generally 4:00 p.m. Eastern Time).
If a bank draft is dishonored by your bank after we have applied the payment to your policy, the transaction will be deemed void, and your payment will be reversed. In addition, if you have established recurring electronic payments and we are unable to obtain payment from your bank account, we will discontinue the recurring payments. You may re-establish recurring electronic payments through our website.
Premium payments may also be made by wire transfer. For instructions on how to make a premium payment by wire transfer, please call our Administrative Office at (800) 272-2216.

Premium Payment Plan
For recurring withdrawals from a bank account, you may elect to pay premiums by pre-authorized check. Under this procedure, we automatically deduct premium payments each month from a designated bank account. We will not send a bill for these automatic payments. The pre-authorized check service may commence at any time, unless your policy has entered its Grace Period. This service can be discontinued by contacting our Administrative Office.
This pre-authorized check (PAC) service may be initiated or updated by visiting www.MassMutual.com or by submitting a completed PAC form.
We must receive notification of account changes at our Administrative Office at least seven business days before the next draft. Withdrawals from the designated bank account may be selected for any date between the 1st and the 28th of the month. If a date is not specified, we will select a date and send notice in advance of the first draft. We may discontinue the pre-authorized check service for your policy and automatically switch to quarterly billing if:

•	your policy has insufficient value to cover the monthly charges due and the elected premium is below the current monthly deductions; or

•	we are unable to obtain the premium payment from the bank account.

We may discontinue the pre-authorized check service for your policy and automatically switch to annual billing if your policy has exceeded a MEC or premium limitation, and we are unable to apply all or a portion of your payment.
Premium Flexibility
After the first premium has been paid, within limits, any amount of premium may be paid at any time while the Insured is living. Although you must maintain sufficient Net Surrender Value to keep the policy In Force, there is no required schedule for premium payments.
In some cases, applying a subsequent premium payment in a Policy Year could result in your policy becoming a MEC. We will not credit any amount of premium to your policy that will exceed MEC limits unless we have written authorization from the Owner to allow MEC status. For more information on MECs, please see the “Federal Income Tax Considerations” section.
Additionally, we will follow these procedures:

•
If we receive a subsequent premium that will cause the policy to become a MEC, we will apply to your policy the portion of the payment that will not cause the policy to become a MEC, and we will refund the balance to the premium payer, except under the circumstances described below. The portion of the payment that is credited to the policy will be credited as of the Valuation Date the payment was determined to be in Good Order.

•
If the Policy Anniversary is within 14 calendar days of the date the premium is received, and applying the entire payment on the Policy Anniversary will not cause the policy to become a MEC, we will hold the payment without interest until the Policy Anniversary and credit the entire payment as of the Policy Anniversary. If the anniversary date is not a Valuation Date, the payment will be credited as of the next Valuation Date following the Policy Anniversary.

•
We will notify the Owner of any premium that is held or refunded in order to prevent the policy from becoming a MEC. You may also contact us to provide different instructions regarding how to apply your premium payment.

The procedures above may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay period may no longer coincide with your Policy Anniversary. Please see “Modified Endowment Contracts” in the “Federal Income Tax Considerations” section for additional information.
Premium Limitations
The Internal Revenue Code of 1986, as amended (IRC), has limits on the amount of money you may put into a life insurance contract and still meet the definition of life insurance for tax purposes. There are two tests under the IRC rules that are used to determine if a policy meets their guidelines:

•	the Cash Value Accumulation Test; and

•	the Guideline Premium Test.

If you choose the Cash Value Accumulation Test, the maximum premium you can pay each Policy Year is the greater of:

•	the amount of premium paid in the preceding Policy Year; and

•	the highest premium payment amount that would not increase the Insurance Risk.

If you choose the Guideline Premium Test, the maximum premium you can pay each Policy Year is the greater of:

•	the Guideline Premium Test amount stated in the policy; and

•	the amount necessary to keep the policy In Force.

If you choose the Cash Value Accumulation Test, any premium payment that would exceed these limits may only be accepted if the Insured provides us with satisfactory evidence of insurability, and as a result, there would be an increase in the amount at risk. If you choose the Guideline Premium Test, we will refund any amount of premium payment that exceeds the limit stated above.
How and When Your Premium is Allocated
Net Premium
Net Premium is a premium payment received in Good Order minus the premium expense charge. Please see “Premium Expense Charge” in the “Transaction Charges” sub-section of the “Charges and Deductions” section.
Premiums that would cause the policy to be a MEC may not be considered to be in Good Order, depending on when they are received.
The Net Premium is allocated among the Separate Account Divisions and the GPA according to your current instructions on our Net Premium Allocation Request form.
Net Premium Allocation
When applying for the policy, you indicate how you want Net Premiums allocated among the Separate Account Divisions and the GPA. Net Premium allocations must be whole-number percentages that add up to 100%.
You may change your Net Premium allocation at any time by sending a Net Premium Allocation Request form to us at our Administrative Office. You may also change your Net Premium allocation by telephone or fax transmission, subject to certain restrictions. To help protect against unauthorized or fraudulent telephone instructions, we will take reasonable steps to confirm that telephone instructions given to us are genuine. We may record all telephone conversations.
When accompanied by a premium payment, a request to change your Net Premium allocation will become effective on the Valuation Date we receive your request, in Good Order, at our Administrative Office. If we receive your request in Good Order on a non-Valuation Date or after the end of a Valuation Date, the change will become effective on the next Valuation Date.
When Net Premium is Allocated
The Policy Date, Issue Date, and Register Date of your policy may affect the allocation of your Net Premiums. This, in turn, can affect the investment earnings and interest credited on your policy Account Value.
The Issue Date is the date we actually issue the policy. The Policy Date normally is the same date as the Issue Date. However, you may request in your application that we set the Policy Date to be a specific date earlier than the Issue Date. In this case, monthly charges will be deducted as of the requested Policy Date. These deductions will cover a period of time during which the policy is not in effect. If you paid a premium with your application and requested a Policy Date earlier than the date we receive your payment, interest will not accrue on your policy prior to the policy’s Issue Date.
Additionally, the Policy Date will determine the amount of premium required for your premium to be considered in Good Order.
The Register Date is the first date premiums will be allocated. We set the Register Date depending on the type of refund offered under your policy’s right to return provision. The Register Date must also be a Valuation Date.
Allocation of Initial and Subsequent Net Premiums
We will allocate any Net Premiums received on or before the Issue Date of the policy to our General Investment Account. We do not pay you interest on these amounts or credit any interest to your policy prior to the Issue Date.
It should be noted, however, that your Minimum Initial Premium may change from the amount that was originally quoted.

If, for any reason, your initial Net Premium payment is insufficient, your payment will not be considered in Good Order. We will hold the payment in our General Investment Account. We do not pay you interest on these amounts, and you will have to pay the balance before we will consider your initial premium payment in Good Order.
Initial premium payments that are in Good Order and held in our General Investment Account on the Issue Date will be credited with the current GPA interest rate on that date. Your initial Net Premium payment, including any amounts held in our General Investment Account, will be allocated among the Separate Account Divisions and the GPA according to your Net Premium allocation instructions on the Register Date.
If your policy states that upon Free Look we will refund the policy’s Account Value, less any withdrawals and any Policy Debt, the Register Date is the Valuation Date that is on, or next follows, the later of:

•	the day after the Issue Date of the policy; and

•	the date we or the appropriate lockbox receives the balance of your initial premium.

If your policy states that upon Free Look we will refund the premium you paid less withdrawals and any Policy Debt:

•	The Register Date is the Valuation Date that is on, or next follows, the later of:

∘	the number of days in the policy’s Free Look period starting from the Issue Date; and

∘	the date we or the appropriate lockbox receives the balance of your initial premium.

•
We will allocate existing values, held as of the policy’s Issue Date, to the money market Separate Account Division on the first Valuation Date after the Issue Date. (The existing values at this time would be any money taken with the application for the policy less any applicable charges plus any interest earned on the Issue Date.); and

•	We will allocate any Net Premiums received after the Issue Date but before the Register Date to the money market Separate Account Division.

We will apply your subsequent premium payments that are received on or after the Register Date, on the Valuation Date we receive them in Good Order. Subsequent premium payments will be applied in accordance with your premium allocation instructions.
Transfers
While your policy is In Force, you may generally transfer all or part of a Separate Account Division’s Account Value to any other Separate Account Division or the GPA by indicating the dollar amount or the percentage (in whole numbers) you wish to transfer. Transfers are effective as of the Valuation Date we receive your request in Good Order at our Administrative Office. If we receive your request in Good Order on a non-Valuation Date or after the end of a Valuation Date, your transfer request will be effective as of the next Valuation Date.
We do not charge for transfers.
You can submit transfer requests by sending us a Written Request on our transfer request form. You may also submit transfer requests by telephone, or by other means we authorize, subject to certain restrictions. To help protect against unauthorized or fraudulent telephone instructions, we will take reasonable steps to confirm that telephone instructions given to us are genuine. We may record all telephone conversations.
Generally, there is no limit on the number of transfers you may make among the Separate Account Divisions. However, as discussed more fully in the section below, we may terminate, limit, or modify your ability to make such transfers due to frequent trading or market timing activity.
We limit transfers from the GPA to the Separate Account Divisions to one each Policy Year. However, transfers are not permitted from the GPA to the money market Separate Account Division. Transfers from a Separate Account Division to the money market Separate Account Division are not permitted within 90 days of any transfer from the GPA.
In addition, you may not transfer more than 25% of the GPA Value (less any Policy Debt) at the time of transfer. There is one exception to this rule. If:

•	you have transferred 25% of the GPA Value (less any Policy Debt) each year for three consecutive Policy Years; and

•	you have not added any Net Premiums or transferred amounts to the GPA during these three years,

then you may transfer the remainder of the GPA Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.

You may not make any fund transfers during the Free Look period for policies under which we refund the premium paid for the policy less withdrawals and Policy Debt. In addition, fund transfers (including transfers through automated programs) cannot be processed during a Grace Period. You must pay the premium due before any subsequent fund transfers can be processed.
Limits on Frequent Trading and Market Timing Activity
This policy and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a Fund in the following ways:

•	by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all Owners and beneficiaries under the policy, including long-term Owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers among the Funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this policy. We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of Funds among the Separate Account Divisions, there can be no assurance that we will be able to identify all those who trade frequently or those who employ a market timing strategy (or any intermediaries acting on behalf of such persons) and curtail their trading in every instance. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict. In addition, some of the Funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. The Funds may reflect lower performance and higher expenses across all policies as a result of undetected abusive trading practices. If we, or the investment adviser to any of the Funds available with this policy, determine that an Owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the Owner to submit transfer requests by regular mail only. We will not accept the Owner’s transfer request if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the Fund.
Orders for the purchase of Fund shares may be subject to acceptance by the Fund. Therefore, we reserve the right to reject, without prior notice, any Fund transfer request if the investment in the Fund is not accepted for any reason. In addition, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe the Funds’ frequent trading or market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading or market timing policies established by the Fund. Owners and other persons with interests in the policies should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require us to restrict or prohibit further purchases or transfers as requested by a Fund on all policies owned by an Owner whose trading activity under one variable contract has violated a Fund’s frequent trading or market timing policy. If a Fund believes that an omnibus order reflects one or more transfer requests from Owners engaged in frequent trading or market timing activity, the Fund may reject the entire omnibus order.
We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only. Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from an Owner or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a Policy Year; and

•	require the value transferred into a Fund to remain in that Fund for a particular period of time before it can be transferred out of the Fund.

We will apply any restrictive action we take uniformly to all Owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity. We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all Owners.
Dollar Cost Averaging Program
The Dollar Cost Averaging (DCA) Program is an automated transfer program that provides scheduled transfers of a set amount from a selected Separate Account Division to any other Separate Account Division(s) or the GPA.
DCA will not assure you of a profit and will not protect you against a loss in declining markets. Since our DCA Program anticipates continued investment during periods of fluctuating prices, you should consider your ability to assume the financial risks of continued DCA through periods of fluctuating price levels.
Initially, a minimum of  $1,000 of Account Value is placed in one Separate Account Division. Then, over a stipulated period of time and at a preset frequency, a specified amount of Account Value is transferred from that Separate Account Division and allocated to other Separate Account Divisions or to the GPA. The minimum transfer amount for the DCA Program is $100. Account Value held in the GPA cannot be transferred out of the GPA through the DCA Program.
Since the same specified dollar amount is transferred to each Separate Account Division at a preset frequency, more Accumulation Units are purchased when prices are low than when prices are high. Therefore, a lower average cost per unit may be achievable than through a lump-sum purchase of units or through non-level purchases of units.
If on a specified DCA transfer date, however, the Separate Account Division from which amounts are being transferred does not have enough value to make the transfers you elected, DCA will not occur. DCA will occur on the next designated DCA transfer date as long as the amount you designated to be transferred is available.
To elect DCA, complete our Dollar Cost Averaging Request form and send it to us for processing. You may not elect DCA for the policy while the Portfolio Rebalancing Program is in effect. In addition, the first rebalancing will not occur within 66 days of the policy’s Issue Date.  We do not charge you to participate in the DCA Program.
We may at any time modify, suspend, or terminate the DCA Program without prior notification.
Portfolio Rebalancing Program
The Portfolio Rebalancing Program is an automated transfer program that allows you to rebalance your portfolio on a predetermined schedule that you set (annual, semiannual, quarterly, and monthly). The GPA is not included in the Portfolio Rebalancing Program.
Over time, varying investment performance among the Separate Account Divisions may cause the ratios of your Account Value in those selected Separate Account Divisions to change. The Portfolio Rebalancing Program allows you to choose Separate Account Divisions among which you wish to maintain certain relative proportions of Account Value. At a pre-determined frequency, we will make transfers among all the Separate Account Divisions you select so that the Account Values in the selected Separate Account Divisions match the ratios you set.
In order for portfolio rebalancing to occur, the Account Value in at least one of the selected Funds must vary from your chosen ratio by at least $25. In addition, the first rebalancing will not occur within 66 days of the policy’s Issue Date.
To elect the Portfolio Rebalancing Program, complete our Portfolio Rebalancing Request form and send it to us for processing. You can also elect the Portfolio Rebalancing Program by telephone, subject to certain restrictions.

You may not elect the automated Portfolio Rebalancing Program while Dollar Cost Averaging is in effect for the policy. We do not charge you to participate in the Portfolio Rebalancing Program. We may at any time modify, suspend, or terminate the Portfolio Rebalancing Program without prior notification. Portfolio rebalancing will not assure you of a profit and will not protect you against loss in declining markets.
If you prefer a one-time unscheduled portfolio rebalance instead of the automated Portfolio Rebalancing Program, you may complete our administrative form and send it to us for processing. You can also elect unscheduled portfolio rebalancing by telephone, subject to certain restrictions. Unscheduled portfolio rebalancing transactions are effective as of the Valuation Date we receive your request in Good Order at our Administrative Office. If we receive your request in Good Order on a non-Valuation Date or after the end of a Valuation Date, your unscheduled portfolio rebalancing request will be effective as of the next Valuation Date.
Example:

Assume that your initial Net Premium payment is split among four Separate Account Divisions: MML Managed Bond, MML Foreign, MML Equity and Macquarie VIP Asset Strategy.

Further assume that you have also completed a Portfolio Rebalancing Request form indicating that you want the values in the Separate Account Divisions rebalanced quarterly, beginning today, January 10, as follows:

•	60% in MML Managed Bond and

•	40% in Macquarie VIP Asset Strategy.

Over the next 2½ months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MML Managed Bond division represents 80% of the value of the two selected Separate Account Divisions in your Portfolio Rebalancing Program.

Three months from the date you selected to begin your quarterly Portfolio Rebalancing Program, April 10, we will sell all units in the MML Foreign and MML Equity divisions using the proceeds to purchase units in the MML Managed Bond (60%) and Macquarie VIP Asset Strategy (40%) divisions. In addition, some of your units in the MML Managed Bond division will be sold and the proceeds will be used to purchase additional units in the Macquarie VIP Asset Strategy division to bring the ratio of the two investment choices to 60/40 respectively.
Policy Value
How the Value of Your Policy is Calculated
The value of your policy is called its Account Value. The Account Value has two components:

•	the Variable Account Value; and

•	the Fixed Account Value.

We will calculate your Account Value on each Valuation Date.
It is important to note that certain policy changes or transactions that impact the Account Value may have an impact on whether or not your policy meets the GDB Safety Test. Please see the “Guaranteed Death Benefit (GDB) Safety Test” and “Guaranteed Death Benefit (GDB) Measure” sub-sections in the “Policy Termination and Reinstatement” section for additional information.
Variable Account Value
Transactions in your Separate Account Divisions are all reflected through the purchase and sale of Accumulation Units. An Accumulation Unit is a unit of measure that we use to determine the value in each Separate Account Division. For instance, before we invest your Net Premium payment in a Separate Account Division, we convert your Net Premium payment into Accumulation Units and then purchase an appropriate number of shares in the designated Fund.
The Variable Account Value is the sum of your values in each of the Separate Account Divisions. It reflects:

•	Net Premiums allocated to the Separate Account; plus

•	transfers to the Separate Account from the GPA; less

•	transfers and withdrawals from the Separate Account; less

•	surrender charges deducted from the Separate Account due to any decreases in the Face Amount; plus

•	Persistency Credits allocated to the Separate Account, if applicable; less

•	fees and charges deducted from the Separate Account; adjusted by

•	the Net Investment Experience of the Separate Account.

Net Investment Experience
The Net Investment Experience of the Variable Account Value is reflected in the value of the Accumulation Units. Every Valuation Date we determine the value of an Accumulation Unit for each of the Separate Account Divisions. Changes in the Accumulation Unit value reflect the investment performance of the Fund as well as deductions for the asset charge, and Fund expenses.
The value of an Accumulation Unit may go up or down from Valuation Date to Valuation Date.
When you make a premium payment, we credit your policy with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Net Premium payment allocated to a Separate Account Division by the unit value for that Separate Account Division. When you make a withdrawal, we deduct Accumulation Units representing the withdrawal amount from your policy. We deduct Accumulation Units for insurance and other policy charges.
We calculate the value of an Accumulation Unit for each Separate Account Division at the end of each Valuation Date. Any change in the Accumulation Unit value will be reflected in your policy’s Account Value.
Fixed Account Value
The Fixed Account Value is the accumulation of:

•	Net Premiums allocated to the GPA; plus

•	amounts transferred into the GPA; less

•	amounts transferred or withdrawn from the GPA; less

•	surrender charges deducted from the GPA due to any decreases in the Face Amount; plus

•	Persistency Credits allocated to the GPA, if applicable; less

•	fees and charges deducted from the GPA; plus

•	interest credited to the GPA.

Interest on the Fixed Account Value
The Fixed Account Value earns interest at an effective annual rate, credited daily.
For the part of the Fixed Account Value equal to any policy loan, the daily rate we use is the daily equivalent of:

•	the policy loan rate minus the current loan interest rate expense charge; or

•	1%, if greater.

On each Policy Anniversary, the interest earned on any outstanding loan is applied to the Separate Account Divisions and the GPA according to your current premium allocation instructions.
For the part of the Fixed Account Value in excess of any policy loan, the daily rate we use is the daily equivalent of:

•	the current interest rate we declare; or

•	the guaranteed interest rate of 1%, if greater.

The current interest rate may change as often as monthly and becomes effective on the first of each calendar month.
Persistency Credit
Beginning on the 15th Policy Anniversary and on each Monthly Charge Date thereafter that your policy is In Force, we will apply a Persistency Credit to your non-loaned Account Value. The Persistency Credit will be applied if our experience is not materially different from our expectations with regards to any of the following: persistency under the policies and our investment earnings, expense and tax results, capital and reserve requirements, and profits. The payment of the Persistency Credit is not guaranteed. We may reduce the amount of the Persistency Credit or discontinue the Persistency Credit altogether at any time. We will provide no less than 30 days’ notice prior to a reduction or discontinuation of the Persistency Credit.

The Persistency Credit that we expect to pay on a monthly basis is 0.020809% (0.25% annualized) of the non-loaned Account Value. If we pay a Persistency Credit, it will be allocated to the Separate Account Division(s) and the GPA based on the Net Premium allocation in effect as of the Monthly Charge Date. Once paid, the Persistency Credit becomes part of the policy’s Account Value. Persistency Credits do not increase the policy’s cost basis. If the Persistency Credit is paid, it will be calculated on each Monthly Charge Date after Net Premiums are applied and after any policy loan, policy change, transfer or withdrawal is processed, but before monthly charges are deducted.
The amount of any Persistency Credit is calculated as follows:

•	A monthly Persistency Credit percentage based on an annual rate that we declare; multiplied by

•	The non-loaned Account Value

Example - Sample Persistency Credit Calculation
Account Value (net of Policy Debt)	$100,000.00
Monthly Persistency Credit Percentage	0.020809% (0.25% annualized)
Persistency Credit Amount	$20.81
New Account Value (net of Policy Debt)	$100,020.81
If your policy has lapsed, we will not apply the Persistency Credit to your Account Value. The amount that would have been credited during the time your policy lapsed will not be made up if your policy is reinstated. However, if your policy is reinstated on or after the 15th Policy Anniversary, we will begin applying a Persistency Credit on the Monthly Charge Date on or following the Reinstatement Date as if your policy had not lapsed.
Death Benefit
If the Insured dies while the policy is In Force and we determine that the claim is valid, we will pay the death benefit in a lump sum to the named beneficiary.
The death benefit will be the amount provided by the death benefit option in effect on the date of death, reduced by any outstanding Policy Debt, and any unpaid premium needed to avoid Policy Termination. The death benefit is calculated as of the date of the Insured’s death.
The Minimum Death Benefit for your policy is based on your policy’s Account Value as described below.
While the policy is In Force, you may make changes to the death benefit option and Face Amount. You must pay any premium due before such transaction requests can be processed.
Minimum Death Benefit
In order to qualify as life insurance under IRC Section 7702, the policy must have a Minimum Death Benefit that is determined by one of two compliance tests. You choose the test when you apply for the policy. You cannot change your choice of test after the policy is issued.
Cash Value Accumulation Test (CVAT)
Under this test, the Minimum Death Benefit on any date is equal to the Account Value on that date multiplied by the death benefit factor for the Insured’s Attained Age on that date. The death benefit factor depends on the Insured’s gender, age, tobacco use classification, and the CVAT interest rate under Section 7702 of the IRC.
Guideline Premium Test
Under this test, the Minimum Death Benefit on any date is equal to the Account Value on that date multiplied by the death benefit factor, but the death benefit factor varies only by the Attained Age of the Insured.
The death benefit factors for the Cash Value Accumulation Test and the Guideline Premium Test are shown in the policy. Your choice of the Guideline Premium Test or the Cash Value Accumulation Test will depend on how you intend to pay premiums. In general, if you intend to pay premiums only in the early Policy Years, the Cash Value Accumulation Test may be appropriate. If you intend to pay level premiums over a long period of years, the Guideline Premium Test may be more appropriate. You should review policy illustrations of both approaches with your registered representative to determine how the policy works under each test, and which is best for you.
Death Benefit Options
When you apply for the policy, you must choose one of three death benefit options. These are:

•	Option 1 – The benefit amount is the greater of:

∘	the Face Amount on the date of death; or

∘	the Minimum Death Benefit on the date of death.

•	Option 2 – The benefit amount is the greater of:

∘	the Face Amount plus the Account Value on the date of death; or

∘	the Minimum Death Benefit on the date of death.

•	Option 3 – The benefit amount is the greater of:

∘
the Face Amount, plus the premiums paid (less any premiums refunded and any premiums paid after the Insured’s Attained Age 90) to the date of death, plus optional interest that is credited during the first five Policy Years on premiums paid; or

∘	the Minimum Death Benefit on the date of death.

You should note that under death benefit option 1, the death benefit amount is not affected by your policy’s investment experience unless the death benefit is based on the Minimum Death Benefit. Under death benefit option 2, the death benefit is a variable death benefit. This means that, because the death benefit amount includes the Account Value, it can change from day to day. Your policy’s Account Value will vary due to the investment performance of the Separate Account Divisions in which you have allocated premium or transferred funds. It is also impacted by the deduction of charges and other policy expenses. It is possible that the policy’s Account Value can be zero, which will reduce the overall value of the death benefit. The “Policy Value” section provides more detailed information on how your policy’s Account Value is determined.
Death benefit option 3 is available with the choice of having interest applied to all premiums paid (and not refunded) for the first five Policy Years. We determine the interest rate monthly and do not guarantee that the rate will be greater than zero. If interest is paid, only the death benefit amount under this option will increase; interest is not credited to the Account Value of your policy. The interest is credited on each Monthly Charge Date during the first five Policy Years. Interest, if paid, is credited on the cumulative premiums paid, including any interest previously credited.
There is no explicit fee for electing death benefit option 3 with interest; however, election must be made at the time of application. If this option is selected and the interest rate is greater than zero in any of the first five Policy Years, insurance charges will be higher for all subsequent Policy Years as a result of the higher death benefit attributable to electing that option. The increased death benefit resulting from this interest during the first five Policy Years may be offset over time by the higher insurance charges.
Right to Change the Death Benefit Option
After the first Policy Year, you may change the death benefit option while the Insured is living. However, a death benefit option change cannot be processed during a Grace Period. In addition, the death benefit option may not be changed to death benefit option 3, and no change will be permitted beyond the Insured’s Attained Age 120. Although we do not currently restrict the number of times you may change your death benefit option, we reserve the right to limit the number of death benefit option changes in any Policy Year.
You must send a Written Request in Good Order to our Administrative Office to change your death benefit option. We do not require evidence of insurability.
The death benefit option change will be effective on the Monthly Charge Date that is on, or precedes, the date we approve the request.
If you change your death benefit option, we will adjust your policy’s Face Amount. The Face Amount adjustment (up or down) will be in the amount needed so that the death benefit immediately before the change will be the same as the death benefit after the change.
Please see Appendix C for examples of how a change in death benefit option may impact the policy’s Face Amount.
The death benefit following a death benefit option change, however, will behave differently based on the new death benefit option in effect. For example, if an Owner changes the death benefit option from option 1 (death benefit = Face Amount) to option 2 (death benefit = Face Amount + Account Value), the death benefit after the change will be based on the Account Value rather than remaining level. The Owner may decide to make this change if the desire is to have a death benefit that will increase if the Account Value grows.
Alternatively, an Owner may change from death benefit option 2 to option 1 if they would like to have a level death benefit following the change. Having a level death benefit (rather than increasing as the Account Value grows) would reduce the policy’s Insurance Risk as the policy’s Account Value increases and, as a result, would reduce the monthly insurance charges. If you elect death benefit option 2, you may choose to change to death benefit option 1 automatically at an Attained Age you select. You may select the Attained Age for this change at the time of application for your policy, or after issue by Written Request. You may also cancel or adjust the timing of the scheduled death benefit option change.
When the Face Amount changes as a result of a change in the death benefit option:

•	the monthly charges will also change;

•	the charge for certain additional benefits may change;

•	the GDB Monthly Factors will change;

•	the premium limitations will change (for additional information, please see “Premium Limitations” in the “Premiums” section); and

•	the policy surrender charge will not change.

A change in your death benefit option may also have an impact on your ability to satisfy the GDB Safety Test. Please see the “Guaranteed Death Benefit (GDB) Safety Test” and “Guaranteed Death Benefit (GDB) Measure” sub-sections in the “Policy Termination and Reinstatement” section for additional information.
You cannot change the death benefit option if, as a result, the Face Amount would be reduced to an amount that is less than the minimum Face Amount.
When We Pay Death Benefit Proceeds
If the policy is In Force and it is determined that the claim is valid, we normally pay the death benefit within seven calendar days after the date we receive due proof of the Insured’s death and all required documents, in Good Order, at our Administrative Office.
Certain situations may delay payment of a death claim. These situations include, but are not limited to, our right to contest the validity of a death claim. We investigate all death claims that occur within the policy’s two-year contestable periods as described below.
We have the right to contest the validity of the policy for any material misrepresentation of a fact within two years:

•	after the policy is issued;

•	after a Face Amount increase where evidence of insurability is required; or

•	after reinstatement of the policy where evidence of insurability is required.

If the Face Amount increase is the result of a policy change that does not require evidence of insurability such as a conversion from another policy or the exercise of an option on this or another policy, we have the right to contest the validity of the Face Amount increase within two years after that other policy was issued.
We may also investigate death claims beyond the contestable periods. After any two-year contestable period, we generally cannot contest the validity of a policy or a Face Amount increase, except for failure to pay premiums. However, if the application(s) contains a fraudulent misstatement of fact, we may contest at any time, to the extent permitted by law.
We generally determine whether the contested claim is valid within five days after we receive the information from a completed investigation. Since it may take some time to receive the information, payment could be delayed during this period.
We can also delay payment of the death benefit if a portion is based on the Variable Account Value of the policy and the Insured’s date of death is before or during any period when:

•	it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);

•	trading is restricted by the SEC;

•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or

•	the SEC, by order, permits us to delay payment in order to protect Owners.

Interest on Death Benefit
We will add interest to the death benefit from the date of the Insured’s death to the date of a lump sum payment. Interest will be computed (1) at a rate we declare for funds left on deposit with us applicable to individual life insurance policies or, if we have not established such a rate, the Two Year Treasury Constant Maturity Rate as published by the Federal Reserve, or (2) as required by applicable state law.
Although the death benefit is generally excludable from the income of the beneficiary who receives it, interest on the death benefit is includable in the beneficiary’s income.
Right to Change the Face Amount
You may request an increase or decrease in the Face Amount. If you change your Face Amount, your policy charges, including surrender charges, will change accordingly. If the policy’s Account Value less surrender charges (or Net Surrender Value if there is Policy Debt) cannot keep the policy In Force with the requested change in Face Amount, a premium payment may be required. Your ability to satisfy the GDB Safety Test will also be affected. Please see the “Guaranteed Death Benefit (GDB) Safety Test” and “Guaranteed Death Benefit (GDB) Measure” sub-sections in the “Policy Termination and Reinstatement” section for additional information.
We reserve the right to limit the size and number of changes to the Face Amount in any Policy Year.
If you increase or decrease the policy Face Amount, the premium limitations will change (please see “Premium Limitations” in the “Premiums” section for additional information), and your policy may become a MEC under federal tax law. You should consult your tax adviser for information on how a MEC may affect your tax situation. MECs are discussed in the “Federal Income Tax Considerations” section.
Increases in Face Amount
To increase the policy Face Amount, you must send to our Administrative Office a written application and evidence the Insured is still insurable. We treat each Face Amount increase as a separate segment of coverage. An increase in Face Amount cannot be processed during a Grace Period.
An increase in Face Amount may not be:

•	less than $25,000; or

•	made after the sixth Monthly Charge Date following the Insured’s 75th birthday.

If the Net Surrender Value is insufficient to continue the changed policy In Force for three months at the new monthly charges and interest, we may require a premium payment sufficient to increase the Net Surrender Value to such an amount.
Additional insurance charges, face amount charges, GDB Insurance Factors, and GDB Monthly Face Amount Factors will apply for each Face Amount increase you elect. Additionally, a separate surrender charge schedule will apply to the amount of the increase. Generally, these surrender charges will apply during the first ten years of each segment of coverage.
Any increase elected under any insurability protection type of rider will be effective as directed in the rider. Any other Face Amount increases will be effective on the Monthly Charge Date that is on, or precedes, the date we approve the application for the increase.
Decreases in Face Amount
You may decrease the Face Amount any time after the first Policy Year or one year after a Face Amount increase. You must send a Written Request in Good Order to our Administrative Office. When we receive a Written Request for a decrease in Face Amount from the Owner, we will provide the Owner with a written notice that specifies the surrender charges to be assessed at the time of the decrease. If the Owner does not withdraw the request for the decrease in Face Amount within ten days from the date of the written notice, we will process the decrease in Face Amount and assess any surrender charges that may apply. If we determine that the policy will become a MEC, then the decrease will not be processed until a MEC Notice and Acknowledgment form is received in Good Order at our Administrative Office.
If you decrease the policy Face Amount, we cancel all or part of your Face Amount segments, and a partial surrender charge may apply. Surrender charges that apply when you decrease the policy’s Face Amount are discussed in “Surrender Charges for Decreases in Face Amount” in the “Transaction Charges” section.

A decrease will reduce the Face Amount in the following order:

(1)	the Face Amount of the most recent increase; then

(2)	the Face Amounts of the next most recent increases successively; and last

(3)	the Initial Face Amount.

You may not decrease the Face Amount:

•	after the Insured’s Attained Age 120; or

•	if the decrease would result in a Face Amount of less than the minimum Face Amount ($50,000).

Face Amount decreases will be effective on the Monthly Charge Date that is on, or precedes, the date we receive (in Good Order at our Administrative Office) any applicable request for the decrease. A Face Amount decrease will reduce your policy’s Account Value by the amount of any applicable partial surrender charge. The remaining surrender charge will be reduced by the amount of the partial surrender charge assessed when the Face Amount is decreased. If the policy’s Account Value less any remaining surrender charge (or Net Surrender Value if there is Policy Debt) cannot keep the policy In Force, a premium payment may be required.
Decreases in the policy’s Face Amount may have adverse tax consequences.
Suicide
If the Insured commits suicide, while sane or insane, within two years from the Issue Date of this policy and while the policy is In Force, this policy will terminate. In this case, we will only pay an amount equal to the premiums accepted for this policy, less any amounts withdrawn and less any Policy Debt.
If the Insured commits suicide, while sane or insane, within two years from the Reinstatement Date and while the policy is In Force, the policy will terminate. In this case, we will only pay an amount equal to any amount paid to reinstate the policy and any premiums accepted thereafter, less any amounts withdrawn and less any Policy Debt.
If the Insured commits suicide, while sane or insane, within two years after the effective date of any increase in the Face Amount, we will pay an amount equal to the monthly charges for that increase segment. No additional payments will be made for that Face Amount increase. This payment is in addition to any death benefit amount payable for coverage segments that were In Force prior to the Face Amount increase. However, if a payment as described in either of the two preceding paragraphs is made, the additional payment described in this paragraph will not be made.
Example:

Assume a policy is issued with a $500,000 Face Amount under death benefit option 1. In Policy Year 4, the owner applies for a $250,000 Face Amount increase, which is approved. If the Insured commits suicide within two years of the increase, the benefit payable to the beneficiaries is equal to the original $500,000 death benefit, plus an additional payment equal to the monthly charges that were deducted from the Account Value for the increase segment of $250,000.
We will pay the full death benefit, less any amounts withdrawn and less any Policy Debt, if the Insured commits suicide two years or more after the Issue Date, and there has been no reinstatement or increase in the Face Amount within those two years.
For policies issued in Colorado, Minnesota, Missouri, and North Dakota, all references in the provision to “two years” should be replaced with “one year.”
Error of Age or Gender
If the Insured’s date of birth or gender is misstated in the application, an adjustment will be made. If the adjustment is made when the Insured dies, the death benefit will reflect the amount provided by the most recent monthly insurance charge using the correct age and gender. If the adjustment is made before the Insured dies, the Face Amount will remain the same, and future monthly charges will be based on the correct age and gender.

Other Benefits Available Under the  Policy
Additional Benefits
In addition to the standard death benefits  associated with your policy, other standard and/or optional benefits may be available to you. You can obtain additional benefits if you request them and/or qualify for them. We provide certain additional benefits by rider or endorsement. The cost of each rider is generally deducted as part of the monthly charges. Some riders do not result in monthly charges, but do require a fee to exercise the riders. Adding or removing a rider for which there is a monthly charge may impact the premium limitations on your policy. For additional information, please see “Premium Limitations” in the “Premiums” section. If you choose to add a rider, you may cancel it at any time upon Written Request. You may not, however, add or remove a rider during a Grace Period.
You must pay any premium due before such transaction requests can be processed. Having one or more riders that have monthly charges will increase the overall cost of your policy.
You may choose all of the benefits described; however, the Disability Benefit, Waiver of Monthly Charges, and Waiver of Specified Premium Riders may not be used in combination. After you have selected and been issued one of these three riders, you may not terminate the rider and choose one of the other two riders.
Riders for which there is a monthly charge will also have monthly GDB Rider Factors associated with them. The GDB Rider Factors will be described in the policy’s specifications pages and will be included in the calculations used to determine the GDB Measure. Adding or terminating riders may affect the Account Value of your policy and may also impact the GDB Safety Test. Please see the “Guaranteed Death Benefit (GDB) Safety Test” and “Guaranteed Death Benefit (GDB) Measure” sub-sections in the “Policy Termination and Reinstatement” section for additional information.
We also offer two automated transfer programs as additional benefits – Portfolio Rebalancing and Dollar Cost Averaging (DCA). Please note that you cannot select both the Portfolio Rebalancing Program and the DCA Program at the same time.
The following table summarizes the information about the additional benefits available under the policy. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Advances portion of death benefit upon receipt of proof that the Insured is terminally ill and not expected to live more than 12 months.	Standard
  Eligible payment amount (Eligible Amount) does not include: amounts under riders that do not provide level or increasing coverage for at least two years after acceleration date; and amount payable under accidental death benefit rider.
  Minimum payment is $25,000.
  Maximum payment is lesser of 75% of Eligible Amount and $250,000.
  Death benefit reduced by accelerated amount.
  Face Amount and Account Value reduced by same percent as decrease in death benefit.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Chronic Illness Rider	Advances portion of death benefit upon receipt of proof that the Insured is chronically ill (as defined in rider).	Standard (based on issue age and underwriting)
  Portion of death benefit used to determine maximum amount accelerated in a twelve-month period (“Eligible Amount”) does not include amount payable under other riders upon death of Insured, or any Face Amount increase, unless increase from Guaranteed Insurability Rider.
  $10,000 minimum accelerated amount.
  Maximum accelerated amount is the lesser of 20% of Eligible Amount and $200,000.
  Limit on maximum lifetime accelerated amount in policy.
  Death benefit is reduced by accelerated amount.
  Face Amount and Account Value are reduced by same percentage as death benefit.
  Accelerated amount limited by minimum Face Amount.
  Portion of payment first used to reduce Policy Debt.

Overloan Protection Rider	Prevents policy lapse due to Policy Debt by providing a guaranteed paid-up insurance benefit.	Optional (This rider is included automatically with the policy if the policy was issued using the Guideline Premium Test.)
Requirements:
  Policy In Force and at or past 15th  Policy Anniversary.
  Insured at least Attained Age 75.
  Account Value at least $100,000.
  Non-loaned Account Value must be sufficient to pay rider charge (if not, Owner required to repay Policy Debt to exercise rider).
  Policy issued under Guideline Premium Test.
  Policy is not and upon exercise of rider will not become a MEC.
  Policy Debt exceeds specified percentage of Account Value.
  Amounts that can be withdrawn without federal tax penalty have been withdrawn.

Exercising rider results in:
  Change to Option 1 death benefit if not already selected.
  Face Amount equals Minimum Death Benefit.
  Loaned Account Value earns interest at loan interest rate.
  Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.
  All other riders terminate.
  No additional premiums allowed.
  No further policy loans or repayments.
  No further policy changes, transfers, and withdrawals allowed.
  Death benefit adjusted and may be reduced to Minimum Death Benefit.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Disability Benefit Rider	Credits specified amount to Account Value and waives monthly charges on specific Monthly Charge Dates while Insured is totally and continuously disabled (as defined in rider).	Optional
  Evidence of insurability required to add rider.
  Monthly credit of specified amount ends day before Insured’s Attained Age 65.
  Waiver of monthly charges ends day before Insured’s Attained Age 65 if Total Disability began at Insured’s Attained Age 60 or older.
  Rider not available if Waiver of Monthly Charges Rider or Waiver of Specified Premium Rider added to policy.

Guaranteed Insurability Rider	Provides right to increase Face Amount or purchase new policy without evidence of insurability on specified dates.	Optional
  Evidence of insurability required to add rider.
  Requires premium payment to increase Face Amount or purchase new policy.
  Option amount limited to lesser of $125,000 or two times Face Amount of base policy.

Waiver of Monthly Charges Rider	Waives monthly charges while Insured is totally and continuously disabled (as defined in rider).	Optional
  Evidence of insurability required to add rider.
  Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.
  Rider not available if Disability Benefit Rider or Waiver of Specified Premium Rider added to policy.

Waiver of Specified Premium Rider	Credits Account Value with the greater of (1) specified monthly premium or (2) monthly charges due, while Insured is totally and continuously disabled (as defined in rider).	Optional
  Evidence of insurability required to add rider.
  Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.
  If Total Disability began before Insured was Attained Age 60 and continues to Attained Age 65, rider benefit after Age 65 limited to crediting Account Value with monthly charges due.
  Rider not available if Disability Benefit Rider or Waiver of Monthly Charges Rider added to policy.

Right to Convert to a Whole Life Insurance Policy Endorsement	Allows conversion to whole life policy made available by us or one of our insurance affiliates without evidence of insurability and deduction of surrender charges.	Standard (for issue ages 59 and below)
  Conversion period begins on 5th Policy Anniversary and ends on 15th Policy Anniversary or when the Insured reaches Attained Age 65, whichever is earlier.
  Conversion not permitted within two years of Face Amount increase or policy reinstatement.

Adjustment to Surrender Charges Endorsement (for internal replacements)	Waives surrender charges in exchange of policy for non-variable life policy made available by us or one of our insurance affiliates.	Standard	The exchange must take place during Policy Year six or later. Evidence of insurability required. We reserve the right to require repayment of loans and loan interest.
Portfolio Rebalancing Program	Automatically rebalances Separate Account Divisions to maintain original percent allocation of Account Value.	Optional	Cannot use with the Dollar Cost Averaging Program or within 66 days of policy Issue Date.
Dollar Cost Averaging Program	Automatically transfers a specific amount of Account Value from a single Separate Account Division to other divisions or the GPA, at set intervals.	Optional	Cannot use with the Portfolio Rebalancing Program or within 66 days of policy Issue Date.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Persistency Credit	Automatically applies a percentage-based credit that is added to the policy’s non-loaned Account Value.	Standard	Not guaranteed.
Accelerated Death Benefit for Terminal Illness Rider
This rider advances a portion of the policy’s death benefit to the Owner when we receive proof, satisfactory to us, that the Insured is terminally ill and is not expected to live more than 12 months. If the death benefit is accelerated under this rider, the policy values, including the death benefit, cash values, and loan values, under this policy will be reduced.
Benefits under the rider may be taxable. The Owner should seek tax advice prior to requesting a terminal illness benefit payment.
For the purposes of this rider, terminal illness is a medical condition that:

•	is first diagnosed by a Legally Qualified Physician (as defined in the rider); and

•	with reasonable medical certainty, will result in the death of the Insured within 12 months from the date the Legally Qualified Physician certifies the diagnosis; and

•	is not curable by any means available to the medical profession.

We must receive the following items before an accelerated benefit can be paid:

•	Owner’s Written Request for payment of an accelerated death benefit under the policy;

•	Insured’s written authorization to release medical records to us;

•	written consent to this request of any assignee and any irrevocable beneficiary under the policy; and

•	written certification from a Legally Qualified Physician that the Insured has a terminal illness, as defined above.

The amount eligible for acceleration under the rider (Eligible Amount) is equal to the sum of (1) and (2) below:

(1)	the death benefit payable under the policy (before any reduction for Policy Debt).

(2)	the amount payable upon death of the Insured under any life insurance rider included with the policy, if that rider provides level or increasing coverage on the life of the Insured for at least two years after the acceleration date.

The Eligible Amount does not include:

•	the amount payable upon the death of the Insured under any life insurance rider that does not provide level or increasing coverage for at least two years after the acceleration date; and

•	the amount payable upon the death of someone other than the Insured under the policy, if applicable; and

•	the amount of death benefit under any accidental death benefit rider.

The Owner may accelerate any portion of the Eligible Amount subject to the following limitations:

•	the minimum amount that may be accelerated is $25,000; and

•	the maximum amount that may be accelerated is equal to the lesser of 75% of the Eligible Amount and $250,000.

Accelerating the death benefit for terminal illness will have the following effects on the policy:

•	the death benefit will be reduced by the accelerated amount.

•
the Face Amount and Account Value will be reduced by the same percentage as the decrease in the death benefit of the policy (before any reduction for Policy Debt). Monthly charges will then be based on the new Face Amount and Account Value.

•	the GDB Measure and associated premium used to satisfy the GDB Safety Test will be reduced to reflect the new Face Amount.

There is no premium or insurance charge for this rider. However, when you exercise benefits under this rider, your death benefit will be reduced by an amount greater than the terminal illness benefit payment. The terminal illness benefit payment will be reduced by:

•	a fee of not more than $250; and

•
twelve months interest on the amount accelerated at the annual interest rate we have declared for benefits under this rider. (This annual interest rate will not exceed the maximum rate specified in the rider.)

In no event will the terminal illness benefit payment be less than the result of (1) multiplied by (2), where:

(1)	is equal to the amount to be accelerated divided by the death benefit (before any reduction for Policy Debt); and

(2)	is equal to the Account Value less Policy Debt.

If there is any Policy Debt at the time a terminal illness benefit payment is made, a portion of the payment will be used to repay a portion of the Policy Debt in accordance with the rider.
Payment of the terminal illness benefit will be made to the Owner in a single sum, unless the payment has been assigned or designated by the Owner. However, we will not make the payment if we first receive due proof of the Insured’s death; in this case, we will instead pay the death benefit as if no request has been received under the rider.
After the accelerated benefit payment is made, the policy will remain In Force, and monthly charges, including insurance charges, will be based on the new Face Amount and Account Value.
The rider terminates on the earliest of:

•
the date the Owner makes a Written Request to terminate (Note: The Owner may choose to terminate the rider if he or she wishes to guarantee that the policy’s death benefit is paid to the named beneficiaries rather than to the Owner. However, if the rider is terminated at the Owner’s request, it cannot be reinstated.);

•	the date the policy terminates, for any reason;

•	the date that a terminal illness benefit payment is made under this rider; or

•	the date the base policy is changed to a different policy on which the rider is not available.

This rider is included automatically with the policy at no charge at the time the policy is issued.
An example of the operation of the Accelerated Death Benefit for Terminal Illness Rider is set forth in Appendix D.
Accelerated Death Benefit for Chronic Illness Rider
This rider advances to the Owner a portion of the policy’s death benefit, when we receive proof, satisfactory to us, as set forth below, that the Insured is chronically ill. If the death benefit is accelerated under this rider, the policy values, including the death benefit, cash values, and loan values, under this policy will be reduced.
Benefits under the rider may be taxable. The Owner should seek tax advice prior to requesting a chronic illness benefit payment.
Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the rider. For the purposes of this rider, chronically ill means that, within the previous twelve (12) months, a Legally Qualified Physician has certified that the Insured:

•	is permanently unable to perform, without Substantial Assistance, at least two (2) Activities of Daily Living due to loss of functional capacity; or

•	requires Substantial Supervision to protect the Insured from threats to health or safety due to permanent Severe Cognitive Impairment.

The following items must be provided in writing before a chronic illness benefit payment can be paid.

•	completed claim forms;

•	certification from a Legally Qualified Physician that the Insured is chronically ill, as defined above; and

•	written consent of any assignee and irrevocable beneficiary under the policy.

The Eligible Amount is the portion of the death benefit that is used to determine the maximum amount to be accelerated in any twelve-month period. The Eligible Amount is determined the first time an application for a chronic illness benefit payment is approved and will not change. The Eligible Amount is equal to the death benefit of the policy (before any reduction for Policy Debt) on the Monthly Charge Date that is on, or precedes, the date your application for chronic illness is received in Good Order.
The Eligible Amount does not include the amount payable upon the death of the Insured under any life insurance rider, or any Face Amount increase, unless the increase was the result of exercising an increase option on a guaranteed insurability rider attached to the policy at issue, if applicable.
The amount to be accelerated is the amount of the death benefit that the Owner elects to accelerate under the terms of this rider, subject to the following limitations:

•	The minimum annual amount to be accelerated is $10,000.

•	The maximum annual amount to be accelerated is the lesser of 20% of the Eligible Amount and $200,000.

•	The maximum lifetime amount to be accelerated during the life of the Insured cannot exceed the amount shown in the policy’s specifications pages.

•	The amount to be accelerated must not cause the policy to no longer qualify as life insurance according to the Internal Revenue Code.

•
The Face Amount remaining after acceleration cannot be less than the minimum Face Amount shown in the policy’s specifications pages, plus the amount of any Face Amount increase(s) that were not the result of exercising an increase option under a guaranteed insurability rider attached to this policy at issue, if applicable.

•
The resulting chronic illness benefit payment cannot exceed the annualized per diem limitation within the meaning of sections 101(g)(3)(D) and 7702B(d) of the Internal Revenue Code less the amount received under any qualified long-term care coverage.

The Owner is only eligible to receive payment under this rider once in any twelve-month period. Accelerating the death benefit for chronic illness will have the following effects on the policy:

•	The death benefit will be reduced by the accelerated amount.

•
The Face Amount and Account Value will be reduced by the same percentage as the decrease in the death benefit of the policy (before any reduction for Policy Debt). Monthly charges will then be based on the new Face Amount and Account Value.

•	The GDB Measure and associated premium used to satisfy the GDB Safety Test will be reduced to reflect the new Face Amount.

There is no premium or insurance charge for this rider. However, when you exercise benefits under this rider, your death benefit will be reduced by an amount greater than the chronic illness benefit payment. The chronic illness benefit payment will be the present value of the amount to be accelerated, based upon the interest rate and mortality assumptions described in the rider.
If there is any Policy Debt at the time a chronic illness benefit payment is made, a portion of the payment will be used to repay a portion of the Policy Debt in accordance with the rider.
Where this rider is available, it is included automatically for issue ages 18-65 for Insureds who qualify based on risk class and other underwriting requirements. The rider is only available at the time of policy issue.
This rider will terminate on the earliest of:

•
the date the Owner makes a Written Request to terminate (Note: The Owner may choose to terminate the rider if he or she wishes to guarantee that the policy’s death benefit is paid to the named beneficiaries rather than to the Owner. However, if the rider is terminated at the Owner’s request, it cannot be reinstated.);

•	the date the policy is changed to a different policy on which this rider is not available;

•	the date you exercise the accelerated death benefit for terminal illness rider; or

•	the date the policy terminates for any reason.

An example of the operation of the Accelerated Death Benefit for Chronic Illness Rider is set forth in Appendix E.

Disability Benefit Rider
This rider provides a disability benefit while the Insured is totally and continuously disabled as defined in the rider. The rider provides the following monthly benefits if the Insured becomes totally and continuously disabled.

•
On specific Monthly Charge Dates, we will credit an amount to the Account Value equal to the specified benefit amount shown in the policy’s specifications for this rider. This amount will be treated as a Net Premium.

•	We also will waive the monthly charges due for this policy on specific Monthly Charge Dates.

The benefits will be provided after the Insured has been totally disabled for four continuous months and all conditions of the rider have been met.
The amount of rider benefit that is credited to the GDB Measure is the greater of:

•	the total rider benefit amount (specified benefit amount plus policy monthly charges) allocated to the Account Value; and

•	the GDB Monthly Factors.

Total Disability is defined as an incapacity of the Insured that:

•	is caused by sickness or injury; and

•	requires the Insured to be under a doctor’s care; and

•	begins while this rider is In Force; and

•	for the first 60 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; and

•	after Total Disability has continued for 60 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.

The benefits will end when any of the following occurs:

•	the Insured is no longer totally disabled; or

•	satisfactory proof of continued Total Disability is not given to us as required; or

•	the Insured refuses or fails to have an examination we require; or

•	for the specified monthly benefit, the day before the Insured’s Attained Age becomes 65; and

•	for the waiver of monthly charges, the day before the Insured’s Attained Age becomes 65 if Total Disability began when the Insured’s Attained Age was 60 or older.

If Total Disability began before the Insured’s Attained Age 60 and continues to Attained Age 65, the rider benefit after Attained Age 65 will be the monthly charges for this policy.
Proof of claim must be received at our Administrative Office within one year after the notice of claim was given to us. However, if it was not reasonably possible to give us proof of claim on time, the delay will not reduce the benefit if proof is given as soon as reasonably possible.
This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 59. Satisfactory evidence of insurability is required at the time the rider is added. It cannot be added to a policy that has the Waiver of Monthly Charges Rider or the Waiver of Specified Premium Rider.
The Owner may terminate this rider at any time upon Written Request. If the rider is terminated at the Owner’s request, this rider cannot be reinstated. If not terminated at the Owner’s request, this rider will terminate automatically at the Insured’s Attained Age 65.
There is a monthly charge for this rider, which is the sum of the charge for the specified benefit amount and the charge for the waiver of monthly charges. This charge is based on the Insured’s Attained Age and gender, and on the benefits provided.

•	The specified benefit amount charge each month is equal to the specified monthly benefit multiplied by the specified benefit charge rate for the Insured’s Attained Age.

•	The waiver charge each month is equal to the sum of the monthly charges for the month, excluding the charge for this rider, multiplied by the waiver charge rate for the Insured’s Attained Age.

The monthly charge is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination.
There is also a monthly GDB Rider Factor. The GDB Rider Factor is calculated similarly to the monthly rider charge but is based on the sum of the GDB specified benefit factor and the GDB waiver factor. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination.
The specified benefit charge rates, waiver charge rates, GDB specified benefit factors, and GDB waiver factors are shown in the policy’s specifications pages.
The example below shows the operation of this rider.

•	The specified monthly benefit is $500.

•	The Insured is Attained Age 55.

•	The Insured has been totally and permanently disabled for at least four months.

•	Account Value on the Monthly Charge Date prior to the deduction of monthly charges is $100,000.

•	Total monthly charges are $400.

•	The rider waives the monthly charges and credits the specified monthly benefit to the Account Value.

The impact to the Account Value is as follows:

Starting Account Value	$100,000
Rider Benefit	+ $500
Monthly Charges	– $0
Ending Account Value	$100,500
Guaranteed Insurability Rider
This rider provides the right to increase the Face Amount of the policy or purchase a new policy without evidence of insurability on certain option dates as defined in the rider.
A written application is required and an initial premium for a new policy or any premium payment needed for a Face Amount increase to the existing policy must be received at our Administrative Office by the end of the option period.
There are two types of option periods, regular and substitute. Regular option periods coincide with the Policy Anniversaries nearest the Insured’s 25th, 28th, 31st, 34th, 37th, 40th, 43rd, and 46th birthday. Substitute option dates occur 91 days after the Insured’s marriage, the birth of an Insured’s child or adoption of a child by the Insured. In the event of multiple births, the maximum increase will be the benefit amount listed in the policy’s specifications pages multiplied by the number of children born (up to a maximum of three).
A substitute option date can be exercised only if there is a subsequent regular option date. If new insurance is purchased during a substitute option period, new insurance cannot be purchased again during the next regular option period. Failure to exercise an option date does not impact your ability to exercise a future option.
The rider option amount is subject to a maximum limit of $125,000, or, if less, two times the Face Amount of the base policy on the effective date of an increase in the rider option amount.
This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 40. Satisfactory evidence of insurability is required at the time the rider is added.
The rider terminates:

•	when the Owner makes a Written Request to terminate (Note: If the rider is terminated at the Owner’s request, it cannot be reinstated.);

•	after the last regular option date as defined in the rider;

•	following election of the last Face Amount increase that may be elected under the rider;

•	if the policy is changed to another policy under which this rider is not available; or

•	if the policy terminates.

There is a monthly charge for this rider. It is a rate per $1,000 of rider option amount, which is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination. This rider also has a GDB Rider Factor and a rider premium expense factor associated with it. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination. The monthly charge rate per $1,000 of rider option amount, monthly GDB Rider Factors, and the rider premium expense factors are shown in the policy’s specifications pages.
The example below shows the operation of this rider.
Policy details:

Sex	Male
Risk Class	Non-Tobacco
Issue Age	30
Attained Age	37
Selected Face Amount	$250,000
Rider Option Amount	$50,000
On the Policy Anniversary:

•	The Face Amount can be increased by the rider option amount, from $250,000 to $300,000, because the Insured has reached Attained Age 37 (which is a regular option date) on this Policy Anniversary.

•	The increase segment gets the same risk class as the base policy (Non-Tobacco).

•	Evidence of insurability is not required for this Face Amount increase.

•	Monthly charges going forward will be based on the total Face Amount of $300,000 and will be higher.

Overloan Protection Rider
This rider may prevent the policy from lapsing due to Policy Debt by providing a guaranteed paid-up insurance benefit upon exercise of this rider, subject to certain conditions being met. This rider is designed to enable an Owner with a substantially depleted Net Surrender Value, due to Policy Debt, to potentially avoid the negative tax consequences associated with the lapsing of the policy.
Note: The Internal Revenue Services (IRS) has not issued guidance on the tax consequences of exercising the Overloan Protection Rider. It is possible that the IRS could assert that the Policy Debt should be treated as a distribution, in whole or in part, when this rider is invoked. Consult with a tax adviser regarding the risks associated with invoking this rider.
This rider is included automatically with the policy on the Issue Date if the policy was issued using the Guideline Premium Test under Section 7702 of the IRC. The rider cannot be elected after the policy Issue Date or if the policy was issued using the Cash Value Accumulation Test under Section 7702 of the IRC.
This rider will be exercised when we have received the Owner’s Written Request, and all of the following requirements have been met.

•	The policy is In Force and has reached the 15th Policy Anniversary;

•	The Insured is at least Attained Age 75;

•	The Account Value of the policy must be at least $100,000;

•	The non-loaned Account Value is sufficient to pay the Rider Charge (described below);

•	The policy is issued under the federal Guideline Premium Test under Section 7702 of the Internal Revenue Code, as amended;

•	The policy is not, and exercise of this rider will not cause the policy to become, a Modified Endowment Contract under the Internal Revenue Code;

•
The Policy Debt exceeds a specified percentage of the Account Value. This percentage is called the Overloan Trigger Point and varies by the Attained Age of the Insured. The Overloan Trigger Point Points are shown below; and

•	All amounts that can be withdrawn from the policy without the imposition of federal income tax must have already been taken as withdrawals.

To exercise the rider, Policy Debt must exceed a specified percentage of the Account Value called the Overloan Trigger Point. There is a one-time charge to exercise this rider. The charge is equal to the Account Value multiplied by a percentage that varies by the Insured’s Attained Age at the time the rider is exercised. There are no periodic charges for this rider after it is exercised.
The Rider Charge Percentages and Overloan Trigger Points vary by the Insured’s Attained Age as shown below.

Attained Age	Rider Charge Percentage	Overloan Trigger Point
0-74	N/A	N/A
75	3.20%	95.8%
76	3.20%	95.8%
77	3.20%	95.8%
78	3.20%	95.8%
79	3.20%	95.8%
80	3.20%	95.8%
81	3.20%	95.8%
82	3.20%	95.8%
83	3.10%	95.9%
84	3.10%	95.9%
85	3.00%	96.0%
86	2.90%	96.1%
87	2.70%	96.3%
88	2.50%	96.5%
89	2.30%	96.7%
90	2.00%	97.0%
91	1.50%	97.5%
92	1.00%	98.0%
93	1.00%	98.0%
94	1.00%	98.0%
95+	1.00%	98.0%
If the non-loaned Account Value is insufficient to cover the Rider Charge, in order to exercise this rider, the Owner will be required to repay Policy Debt such that there is enough non-loaned Account Value to cover the Rider Charge.
When all of the policy conditions are met, and after we receive the Owner’s Written Request to exercise this rider and the Rider Charge has been applied, the policy’s death benefit will be adjusted in two steps:

•	If the Death Benefit Option is not already Death Benefit Option 1, it will be changed to Death Benefit Option 1; and

•
The Face Amount will equal the Minimum Death Benefit after the Rider Charge is taken. If this Face Amount is not compliant with Section 7702 of the IRC, the Owner will not be allowed to exercise this rider.

If we determine that a current or future distribution will be required to maintain the policy’s qualification as life insurance under Section 7702 of the IRC, the Owner will not be allowed to exercise this rider.

Exercising this rider will affect the policy and any other policy riders as follows:

•	Interest will continue to accrue on the Policy Debt at the applicable interest rate under the policy;

•	The loaned Account Value in the Guaranteed Principal Account will earn interest at the same rate as the loan interest rate;

•
Any remaining non-loaned Account Value will be held in the Guaranteed Principal Account and will accrue interest at not less than the policy’s minimum annual interest rate for the Guaranteed Principal Account, shown in the policy’s specifications pages;

•	All other policy riders will be terminated;

•	No further monthly charges or additional charges will be taken from the Account Value;

•	No further premiums will be allowed;

•	No further policy loans may be taken and no further loan repayments may be made;

•	No further policy changes, transfers of values or withdrawals will be allowed;

•	The amount of the death benefit will be the maximum of (1) or (2), reduced by any Policy Debt, where:

(1)	is the policy’s adjusted Face Amount after this rider is exercised; and

(2)	is the Minimum Death Benefit, calculated as of the date of the Insured’s death

Note: The death benefit may be reduced (significantly) to the minimum amount permitted under the tax code to maintain the policy’s status as a life insurance policy.
This rider will terminate when any of the following occurs:

•	before this rider is exercised, we receive a satisfactory Written Request from the Owner to terminate this rider. Such termination will be effective on the date we receive the Written Request; or

•	termination of the policy for any reason.

This rider cannot be reinstated if it was terminated at the Owner’s request.
An example of the operation of the Overloan Protection Rider, including the Overloan Trigger Point, is set forth in Appendix F.
Waiver of Monthly Charges Rider
Under this rider, we will waive the monthly charges due for the policy while the Insured is totally and continuously disabled, as defined in the rider, for four months or longer. We will not return any premiums paid; however, we will adjust the Account Value according to the terms of the rider.
The amount of rider benefit that is credited to the GDB Measure is the greater of:

•	the total rider benefit amount (policy monthly charges) allocated to the Account Value; and

•	the GDB Monthly Factors.

Total Disability is defined as an incapacity of the Insured that:

•	is caused by sickness or injury; and

•	requires the Insured to be under a doctor’s care; and

•	begins while this rider is In Force; and

•	for the first 60 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; and

•	after Total Disability has continued for 60 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.

The benefits will end when any of the following occurs:

•	the Insured is no longer totally disabled; or

•	satisfactory proof of continued Total Disability is not given to us as required; or

•	the Insured refuses or fails to have an examination we require; or

•	the day before the Insured’s Attained Age becomes 65, if Total Disability began when the Insured was Attained Age 60 or older.

Proof of claim must be received at our Administrative Office within one year after the notice of claim was given to us. However, if it was not reasonably possible to give us notice and/or proof of claim on time, the delay will not reduce the benefit if notice and/or proof are given as soon as reasonably possible. If notice is given more than one year from the Monthly Charge Date on which charges would have first been waived due to the Insured’s Total Disability, we would only provide a benefit for the twelve Monthly Charge Dates that immediately precede the date notice is given to us.
This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 59. Satisfactory evidence of insurability is required at the time the rider is added. It cannot be added to a policy that has the Disability Benefit Rider or the Waiver of Specified Premium Rider.
The Owner may terminate this rider at any time upon Written Request. If the rider is terminated at the Owner’s request, it cannot be reinstated. If not terminated at the Owner’s request, the rider will continue In Force to, but not including, the Policy Anniversary on which the Insured’s Attained Age becomes 65.
There is a monthly charge for this rider. This charge is based on the Insured’s Attained Age and gender. The charge each month is equal to the sum of the monthly charges for the month, excluding the charge for this rider, multiplied by the waiver charge rate for the Insured’s Attained Age. The charge is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination.
There is also a monthly GDB Rider Factor. The GDB Rider Factor is calculated similarly to the monthly rider charge but is based on the GDB waiver factor. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination.
The waiver charge rates and GDB waiver factors are shown in the policy’s specifications pages.
The example below shows the operation of this rider.

•	The Insured is Attained Age 55.

•	The Insured has been totally and permanently disabled for at least four months.

•	Account Value on Monthly Charge Date prior to the deduction of monthly charges is $100,000.

•	Total monthly charges are $400.

•	The rider waives the monthly charges, so the Account Value remains at $100,000.

Waiver of Specified Premium Rider
Under this rider, we will credit the Account Value the greater of:

•	the specified monthly premium or

•	the monthly charges due for the policy

while the Insured is totally and continuously disabled, as defined in the rider, for four months or longer. We will not return any premiums paid; however, we will adjust the Account Value according to the terms of the rider.
The amount of rider benefit that is credited to GDB Measure is the greater of:

•	the total rider benefit amount (specified monthly premium or monthly charges) allocated to the Account Value; and

•	the GDB Monthly Factors.

Total Disability is defined as an incapacity of the Insured that:

•	is caused by sickness or injury; and

•	requires the Insured to be under a doctor’s care; and

•	begins while this rider is In Force; and

•	for the first 60 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; and

•	after Total Disability has continued for 60 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.

The benefits will end when any of the following occurs:

•	the Insured is no longer totally disabled; or

•	satisfactory proof of continued Total Disability is not given to us as required; or

•	the Insured refuses or fails to have an examination we require; or

•	the day before the Insured’s Attained Age becomes 65, if Total Disability began when the Insured was Attained Age 60 or older.

Monthly charges will continue to be deducted on each Monthly Charge Date until a claim has been approved. For any of these Monthly Charge Dates that have already passed at the time a claim is approved, the Account Value will be credited to reflect provision of these monthly benefits.
If the disability began before the Insured was Attained Age 60 and continues to Attained Age 65, the rider benefit after Attained Age 65 will be the monthly charges for this policy.
Proof of claim must be received at our Administrative Office within one year after the notice of claim was given to us. However, if it was not reasonably possible to give us proof of claim on time, the delay will not reduce the benefit if proof is given as soon as reasonably possible.
This rider may be added at or after the time the policy is issued up to the Insured’s Attained Age 59. Satisfactory evidence of insurability is required at the time the rider is added. It cannot be added to a policy that has the Disability Benefit Rider or the Waiver of Monthly Charges Rider.
The Owner may terminate this rider at any time upon Written Request. If the rider is terminated at the Owner’s request, it cannot be reinstated. If not terminated at the Owner’s request, the rider will continue In Force to, but not including, the Policy Anniversary on which the Insured’s Attained Age becomes 65.
There is a monthly charge for this rider, which is based on the Insured’s Attained Age and gender, and on the benefits provided. The charge each month is the greater of:

•	the specified benefit amount charge, which is equal to the specified monthly benefit multiplied by the specified benefit charge rate for the Insured’s Attained Age; and

•	the waiver charge, which is equal to the sum of the monthly charges for the month, excluding the charge for this rider, multiplied by the waiver charge rate for the Insured’s Attained Age.

The charge is deducted from the Account Value on each Monthly Charge Date prior to the rider’s termination.
There is also a monthly GDB Rider Factor. The GDB Rider Factor is calculated similarly to the monthly rider charge but is based on the greater of the GDB specified benefit factor and the GDB waiver factor. The GDB Measure is reduced by the GDB Rider Factor on each Monthly Charge Date prior to the rider’s termination.
The specified benefit charge rates, waiver charge rates, GDB specified benefit factors, and GDB waiver factors are shown in the policy’s specifications pages.
The example below shows the operation of this rider.

•	The specified monthly benefit is $500.

•	The Insured is Attained Age 55.

•	The Insured has been totally and permanently disabled for at least four months.

•	Account Value on the Monthly Charge Date prior to the deduction of monthly charges is $100,000.

•	Total monthly charges are $400.

•
The rider credits to the Account Value the greater of the specified monthly benefit ($500 for this example) and the monthly charges ($400 for this example). The impact to the Account Value is as follows:

Starting Account Value	$100,000
Rider Benefit	+ $500
Monthly Charges	– $400
Ending Account Value	$100,100
Adjustment to Surrender Charges Endorsement (for internal replacements)
This endorsement allows the Company to waive surrender charges if an Owner wishes to exchange this policy for a qualifying non-variable life insurance policy made available by us or one of our insurance affiliates provided the following conditions are met:

•	The exchange must take place during Policy Year six or later.

•	On the date of the exchange, the Net Surrender Value of the new policy must be less than or equal to the Net Surrender Value of the replaced policy;

•	The Face Amount of the new policy must be equal to or greater than the Face Amount of the replaced policy; and

•	The entire value of the replaced policy must be put into the new policy.

This endorsement is included automatically with the policy at no charge at the time the policy is issued.
We require a written application and evidence of insurability satisfactory to us for the new policy. There is no guarantee the new policy will be issued. We reserve the right to require repayment of any loans and loan interest.
We have the right to modify, suspend, or terminate any replacement program at any time without prior notification. This right does not apply to policies to which the endorsement has already been added.
Right to Exchange or Convert
Generally, you can exchange a life insurance policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making such an exchange, you should compare the features, fees, and risks of both policies to determine whether the purchase of the new policy is in your best interest. Remember that if you replace a policy with another policy, you might have to pay a surrender charge on the surrendered policy, and there may be new surrender charges for the new policy. In addition, other charges may be higher (or lower), and the benefits may be different. You should talk to your financial professional or tax adviser.
Under the Right to Convert to a Whole Life Insurance Policy Endorsement, the Owner may convert the policy to a new whole life insurance policy made available by us or one of our insurance affiliates without providing evidence of insurability, and we will waive surrender charges. The Face Amount of the new policy must equal the total Face Amount of this policy on the conversion date. The entire value of this policy must be converted to the new policy. The conversion period begins on the fifth Policy Anniversary and ends on the 15th Policy Anniversary or when the Insured reaches Attained Age 65, whichever is earlier. In addition, no conversion is permitted within the two years following the effective date of a Face Amount increase or reinstatement. This endorsement is automatically included at the time the policy is issued for issue ages 59 and below. An example of the operation of the Right to Convert To a Whole Life Insurance Policy Endorsement is set forth in Appendix G.
Accessing the Money in Your Policy
Withdrawals
After the first Policy Year, the maximum amount you may withdraw is 75% of the current Net Surrender Value. This amount is referred to as the maximum partial withdrawal. The minimum amount you may withdraw is $100. We do not charge a withdrawal fee or surrender charge for a withdrawal.

You can make a withdrawal by sending us a Written Request in Good Order on our partial withdrawal request form.
You must state in your request form the dollar amount and corresponding Separate Account Division(s) from which you want the withdrawal made. If you choose to withdraw an amount from the GPA, it may not exceed the non-loaned Account Value in the GPA. If you request a maximum partial withdrawal, the amount of the withdrawal will be deducted proportionately from the available Separate Account Divisions and the non-loaned Account Value in the GPA.
A withdrawal will reduce your policy’s Account Value by the amount withdrawn. If the policy’s Net Surrender Value is reduced to a point where it cannot meet a monthly deduction, your policy may terminate. A withdrawal will also reduce the GDB Measure and, consequently, in most cases, will negatively impact the GDB Safety Test. Please see the “Guaranteed Death Benefit (GDB) Safety Test” and “Guaranteed Death Benefit (GDB) Measure” sub-sections in the “Policy Termination and Reinstatement” section for additional information.
A withdrawal may also: (1) reduce your policy’s Face Amount; (2) have adverse tax consequences; and (3) change the premium limitations. For more information on tax implications, please see the “Federal Income Tax Considerations” section and for more information on premium limitations, please see “Premium Limitations” in the “Premiums” section.
Example:

Assume death benefit option 1 is in effect and prior to the withdrawal the policy has a Face Amount of  $600,000 and an Account Value of  $120,000. If you make a withdrawal of  $30,000, the Account Value will be reduced to $90,000 and the Face Amount will be reduced to $570,000. The withdrawal payment will be $30,000.
If your policy’s Face Amount is decreased because of a withdrawal, surrender charges will not apply. We may reduce the Face Amount of your policy unless you have chosen death benefit option 2 or we receive evidence of insurability satisfactory to us.
The amount of the reduction will be the amount of the withdrawal.
There is one exception:

If the death benefit provided by the death benefit option immediately before the withdrawal is equal to the Minimum Death Benefit, either the Face Amount reduction will be limited, or we will not reduce the Face Amount.

We will not reduce the Face Amount if the death benefit immediately after the withdrawal would be the new Minimum Death Benefit (based on the reduced Account Value). Otherwise, the Face Amount reduction will be based on a formula.

The formula considers the smallest withdrawal amount that would bring the Minimum Death Benefit below the death benefit provided by the death benefit option. The formula reduces the Face Amount by the excess of the requested withdrawal amount over this smallest withdrawal amount. (Minimum Death Benefit, death benefit, and death benefit options are explained in the “Death Benefit” section.)

We will not allow a withdrawal if it would result in a reduction of the Face Amount to less than the minimum Face Amount.
Withdrawal requests where evidence of insurability is not required will be effective on the Valuation Date we receive the Written Request in Good Order at our Administrative Office. Withdrawal requests where evidence of insurability is required will be effective on the Valuation Date we approve the evidence of insurability application provided that the remainder of the withdrawal request is in Good Order on that date. Withdrawal requests determined to be in Good Order on a non-Valuation Date or after the end of a Valuation Date, will be effective as of the next Valuation Date.
If a withdrawal would cause the policy to become a MEC, a MEC Notice and Acknowledgement Form will be required before the withdrawal will be processed. For more information on MECs, please see the “Federal Income Tax Considerations” section.
We will normally pay any withdrawal amounts within seven calendar days of the withdrawal effective date unless we are required to suspend or postpone withdrawal payments. Please see “Other Policy Rights and Limitations” in the “Other Information” section for additional information.

Surrenders
You may surrender your policy to us at any time while the policy is In Force. We will pay you its Net Surrender Value. To surrender your policy, you must submit a completed surrender form and any other forms we may require.
The surrender will be effective on the Valuation Date we receive all required, fully completed forms in Good Order at our Administrative Office. If the surrender involves an exchange or transfer of assets to a policy issued by another financial institution or insurance company (not us or any of our insurance affiliates), we also will require a completed absolute assignment form and any state mandated replacement paperwork. If we receive your request in Good Order on a non-Valuation Date or after the end of a Valuation Date, your surrender request will be effective as of the next Valuation Date.
We will normally pay any surrender amounts within seven calendar days of the surrender effective date, unless we are required to suspend or postpone surrender payments. Please see “Other Policy Rights and Limitations” in the “Other Information” section for additional information.
The policy terminates as of the effective date of the surrender and cannot be reinstated unless required by law. Surrendering the policy may result in adverse tax consequences. These tax consequences are discussed in the “Federal Income Tax Considerations” section.
Loans
You may take a loan from the policy once the Account Value exceeds the total of any surrender charges. We charge interest on policy loans that is added to the Policy Debt. We refer to all outstanding loans plus accrued interest as Policy Debt. You may repay all or part of your Policy Debt, but you are not required to do so.
We currently allow loans in all Policy Years. The maximum loan amount allowed at any time is the amount that, with accrued loan interest calculated to the next Policy Anniversary, will equal your Account Value less any surrender charge. The maximum amount available for a loan is the maximum loan amount allowed less any existing Policy Debt.
Taking a loan from your policy has several risks: (1) it may increase the risk that your policy will terminate; (2) it will have a permanent effect on your policy’s Net Surrender Value; (3) it may increase the amount of premium needed to keep the policy In Force; (4) it will reduce the death benefit proceeds; and (5) it may have adverse tax consequences.
The risks that can result from taking a policy loan may be reduced if you repay Policy Debt. The tax consequences of loans are discussed in the “Federal Income Tax Considerations” section.
Requesting a Loan
You may take a loan by completing a loan request form and sending it to our Administrative Office, or by other means we authorize, subject to certain restrictions. You must assign the policy to us as collateral for the loan.
Once we have processed the loan request and deducted the proportionate amounts from the Separate Account Divisions and/or the GPA, we consider the loan effective and outstanding. If, after we process the loan request, you decide not to cash the check, you may submit a Written Request to our Administrative Office to repay the loan amount. The loan repayment will be effective on the Valuation Date the Written Request is received in Good Order at our Administrative Office. Loan interest begins to accrue as soon as the loan is effective. Therefore, loan interest will accrue even if the loan check is not cashed. Please see “Loan Interest Charged” below for additional information.
Payment of Proceeds
Loans will be effective on the Valuation Date we receive your loan request form and all other required documents in Good Order at our Administrative Office. If we receive your request in Good Order on a non-Valuation Date or after the end of a Valuation Date, your loan request will be effective as of the next Valuation Date.

A loan is attributed to each Separate Account Division and the GPA in proportion to the values of the policy in each of the divisions and in the non-loaned portion of the GPA at the time of the loan. On the effective date of the loan, we deduct proportionate amounts from the Separate Account Divisions and/or the GPA (excluding any outstanding loans) and transfer the resulting dollar amounts to the loaned portion of the GPA. We will normally pay any loan amounts within seven calendar days of the loan effective date, unless we are required to suspend or postpone loan amounts. Please see the “Other Policy Rights and Limitations” sub-section in the “Other Information” section for additional information.
Interest Credited on the Loaned Value
When you take a loan, we transfer an amount equal to the loan to the loaned portion of the GPA. This amount earns interest at a rate equal to the greater of:

•	1%; or

•	the loan interest rate less the current loan interest rate expense charge.

On each Policy Anniversary, the interest earned on any loaned portion of the GPA is applied to the Separate Account Divisions and the non-loaned portion of the GPA according to your current premium allocation instructions.
Beginning in Policy Year 11, we intend to credit interest to the loaned value based on a current loan interest rate expense charge of 0.00%. This means the interest charged on policy loans in Policy Year 11 and after will be equal to interest credited to the loaned value on a current basis. We reserve the right to increase the loan interest rate expense charge in order to ensure your loan is not treated as a taxable distribution under federal income tax laws, which may change over time.
Loan Interest Charged
All Policy Debt is assessed loan interest at a fixed rate of 3%.
Interest on policy loans is not due in advance. The interest accrues daily and becomes part of the Policy Debt as it accrues. Interest is due on each Policy Anniversary. If interest is not paid when due, it will be added to the loan and will bear interest at the loan rate. The interest is deducted proportionately from the Separate Account Divisions and the GPA according to the then current value in those Separate Account Divisions and the GPA and added to the loan. If the policy’s Account Value cannot cover the loan interest due, the policy may lapse. Please see the “Policy Termination and Reinstatement” section.
Effect of a Loan on the Values of the Policy
A policy loan negatively affects policy values because we reduce the death benefit and Net Surrender Value by the amount of the Policy Debt.
Also, a policy loan, whether or not repaid, has a permanent effect on your policy’s Net Surrender Value because, as long as a loan is outstanding, a portion of the Account Value equal to the loan is invested in the GPA. This amount does not participate in the investment performance of the Separate Account or receive the current interest rates credited to the non-loaned portion of the GPA. The longer a loan is outstanding, the greater the effect on your Net Surrender Value will be. In addition, if you do not repay a loan, your outstanding Policy Debt will reduce the death benefit and Net Surrender Value that might otherwise be payable.
Whenever you reach your Policy Debt Limit, your policy is at risk of terminating, even if the GDB Safety Test is met. Your Policy Debt Limit is reached when total Policy Debt exceeds the Account Value less surrender charges. If this happens, we will notify you in writing. The “Policy Termination and Reinstatement” section explains more completely what will happen if your policy is at risk of terminating. Please note that Policy Termination with an outstanding loan also can result in adverse tax consequences. Please see the “Federal Income Tax Considerations” section for additional information.
If there was Account Value in the GPA at the time the loan was taken, we deducted a proportionate amount of the loan from the GPA. Consequently, as you repay the loan, the amount in the non-loaned portion of the GPA will increase. This increase occurs because we allocate loan repayments to the GPA until you have repaid all loan amounts originally deducted from the GPA. Additionally, your ability to transfer funds out of the GPA following a loan repayment will be limited due to certain transfer restrictions. Please see the “Transfers” section for additional information.

Repayment of Loans
All or part of your Policy Debt may be repaid at any time while the Insured is living and while the policy is In Force. We will increase the death benefit, Net Surrender Value, and GDB Measure under the policy by the amount of the repayment.
A loan repayment must be identified as such or we will consider it a premium payment. We will apply the loan repayment on the Valuation Date it is received in Good Order. If we receive the loan repayment in Good Order on a non-Valuation Date or after the end of a Valuation Date, the loan repayment is effective as of the next Valuation Date. If a loan repayment is dishonored by your bank after we have applied the loan repayment to your policy, the transaction will be deemed void and your loan repayment will be reversed.
You may initiate single or recurring loan repayments through our secure website (www.MassMutual.com) or by calling our Administrative Office and authorizing an electronic draft from your bank account. Please see the “Electronic Premium Payments” sub-section in the “Premiums” section for additional information. In addition, loan repayments may be sent to MassMutual, PO Box 92483, Chicago, IL 60675-2483.
Any loan repayment made within 30 days prior to the Policy Anniversary will be used to first pay policy loan interest due. For any other loan repayment, we will first transfer values equal to the repayment amount from the loaned portion of the GPA to the non-loaned portion of the GPA until all loan amounts originally deducted from that account have been repaid. We will allocate any additional loan repayments by transferring values equal to the repayment amount from the loaned portion of the GPA to the non-loaned portion of the GPA and/or the applicable Separate Account Divisions, based on your premium allocation instructions in effect at that time. When we receive a loan repayment and only a portion is needed to fully repay the loan, we will apply any excess as premium and allocate it according to the current premium allocation instructions after deduction of the premium expense charge. Any subsequent loan repayments received after the loan is fully repaid will be refunded to the premium payer.
We will deduct any outstanding Policy Debt from:

•	the proceeds payable on the death of the Insured;

•	the proceeds payable when you surrender the policy; or

•	the Account Value if the policy lapses.

In these situations, we will then consider the Policy Debt paid.
Policy Termination and Reinstatement
Your policy could lapse, and terminate without value, if the Net Surrender Value of the policy becomes too low to support the policy’s monthly charges. Factors that may cause your policy to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Even if you have made Planned Premium payments, there is no guarantee that your policy will remain In Force. Conversely, your policy will not necessarily terminate if you do not make Planned Premium payments since the policy may have enough Net Surrender Value to cover the monthly charges.
Before your policy terminates, we allow a Grace Period during which you can pay the amount of premium needed to avoid termination. In addition, your policy offers a no-lapse death benefit guarantee, the Guaranteed Death Benefit (GDB) Safety Test. If the requirements of the GDB Safety Test are met, your policy will remain In Force until the GDB Period End Date, unless the Policy Debt Limit is reached. We explain the Grace Period and the GDB Safety Test in more detail in the sections below.
If there is no Policy Debt, the policy will terminate without value at the end of the Grace Period if:

•	its Net Surrender Value on a Monthly Charge Date cannot cover the monthly charges due; and

•	the GDB Safety Test is not met or is no longer in effect on that date because the policy has reached the GDB Period End Date.

If there is Policy Debt, the policy will terminate without value at the end of the Grace Period if:

•
the Policy Debt Limit is reached, even if the GDB Safety Test is met. The Policy Debt Limit is reached when the Policy Debt (outstanding loans plus accrued interest) exceeds the Account Value less any surrender charges that may apply: (1) on a Monthly Charge Date or (2) on the Valuation Date a premium payment is received, if the policy is in the Grace Period.

If your policy lapses, your insurance coverage terminates. In the event of a policy lapse, we would apply the applicable surrender charge, also known as a deferred sales load, which compensates us for expenses incurred related to your policy. The surrender charge is a charge against the Account Value of the policy. The deduction is taken from the Separate Account Divisions and the GPA, excluding Policy Debt, in proportion to the values in each, on the effective date of the lapse. Please see “Surrender Charges” under “Transaction Charges” for more information.
Policy Termination could have adverse tax consequences for you. To avoid Policy Termination and potential tax consequences in these situations, you may need to make substantial premium payments or loan repayments to keep your policy In Force.
Guaranteed Death Benefit (GDB) Safety Test
Except as provided below, the GDB Safety Test is a no-lapse guarantee that allows you to keep the policy In Force until the GDB Period End Date regardless of the value of the policy. The GDB Period End Date is shown in the policy’s specifications pages and is the Policy Anniversary on which the Insured reaches Attained Age 85.
The GDB Safety Test is met if, on a Monthly Charge Date, the GDB Measure is greater than or equal to zero.
Prior to the GDB Period End Date, if the GDB Safety Test is met and the Account Value is insufficient to cover the monthly charges due, the monthly charges due will be reduced to an amount equal to the Account Value. The Account Value will never be less than zero. However, even if the GDB Safety Test is met, this policy may terminate if the Policy Debt Limit is reached and the amount of premium needed to avoid termination is not paid by the end of the Grace Period. If the GDB Safety Test is not met and the Net Surrender Value is sufficient to cover the monthly charges due, the policy will not terminate. The GDB Safety Test will still be available and can be satisfied in the future by paying an additional premium payment prior to the GDB Period End Date. The additional premium would be the amount needed to increase the GDB Measure to an amount equal to zero.
On and after the GDB Period End Date, the GDB Safety Test is no longer in effect. As a result, this policy will remain In Force as long as the Net Surrender Value is sufficient to pay the monthly charges due. However, if the Net Surrender Value is insufficient to pay monthly charges due, the policy will enter the Grace Period and an additional premium payment will be required to keep this policy In Force.
Examples of the operation of the GDB Safety Test appear in Appendix B.
Guaranteed Death Benefit (GDB) Measure
The GDB Measure is a reference measure that is only used to determine whether or not the GDB Safety Test is met. The GDB Measure is not used to determine the policy’s Account Value or death benefit, and is not available for monthly charges, loans or surrenders.
The GDB Measure is equal to:

•	Net Premiums; less

•	any amounts withdrawn; less

•	any surrender charges due to any decreases in the Face Amount; less

•	loans; less

•	the GDB Monthly Factors; plus

•	loans repaid; plus

•	interest credited to the Account Value as a result of any policy loan; plus

•	interest on the above amounts credited at the GDB Measure Interest Factor shown in the policy’s specifications pages.

The GDB Monthly Factors are discussed below.
Please note that each of the following actions that can be taken by you will affect the GDB Measure and, therefore, will affect your policy’s ability to satisfy the GDB Safety Test.

Actions having a positive effect on the GDB Measure include:

•	paying more premium than planned;

•	paying premium earlier than planned;

•	Face Amount decreases;

•	death benefit option changes resulting in a decrease in the Face Amount;

•	loan repayments;

•	terminating a rider for which there is a monthly charge; and

•	changing to a more favorable risk class or rating.

Actions having a negative effect on the GDB Measure include:

•	paying less premium than planned;

•	paying premium later than planned;

•	surrender charges assessed on elected Face Amount decreases;

•	Face Amount increases;

•	death benefit option changes resulting in an increase in the Face Amount;

•	making withdrawals;

•	taking policy loans; and

•	adding a rider for which there is a monthly charge.

If the change or transaction reduces the GDB Measure, your policy may not meet the GDB Safety Test on the Monthly Charge Date that is on or after the effective date of the change or transaction.
Before making a policy change or completing a policy transaction, you should contact your registered representative and request a new policy illustration.
Guaranteed Death Benefit (GDB) Monthly Factors
The GDB Monthly Factors are used only in determining the GDB Measure; they do not impact the policy’s Account Value. Before the GDB Period End Date is reached, the GDB Monthly Factors will reduce the GDB Measure (1) on each Monthly Charge Date or (2) on the date we receive the amount of premium needed to avoid termination if the policy is in the Grace Period.  There are four GDB Monthly Factors:

(1)	GDB Monthly Administrative Factor shown in the policy’s specifications pages.

(2)	The GDB Monthly Face Amount Factor, which is the policy’s Face Amount, divided by 1,000, and multiplied by the GDB Monthly Face Amount Factor shown in the policy’s specifications pages.

(3)	The GDB Monthly Insurance Factor and the GDB Measure risk are described in detail in the policy. Generally, the GDB Monthly Insurance Factor is calculated by multiplying the GDB Measure risk by the applicable per-thousand GDB Monthly Insurance Factor. A table of GDB Monthly Insurance Factors per-thousand of GDB Measure risk is included in the policy’s specifications pages. If there are two or more tables of per-thousand GDB Monthly Insurance Factors, the GDB Measure risk will be allocated to each table in proportion to the Face Amount allocated to that table relative to the policy’s total Face Amount.

(4)	Any applicable GDB Rider Factors, which are described in the policy’s specifications pages attached to your policy.

The GDB Monthly Factors are established when the policy or rider is issued and cannot be changed by us.
Grace Period
Before your policy terminates, we allow a Grace Period during which you can pay the amount of premium needed to avoid termination. We will mail you a notice stating this amount.

If there is no Policy Debt, the amount of premium needed to avoid Policy Termination will be the lesser of:

•	the amount needed to satisfy the GDB Safety Test; or

•	the amount needed to increase the Net Surrender Value to an amount sufficient to cover the monthly charges due.

If there is Policy Debt, the amount of premium needed to avoid Policy Termination will be the amount needed to bring the Policy Debt back within the Policy Debt Limit (Policy Debt cannot exceed the Account Value less surrender charges that may apply: (1) on a Monthly Charge Date or (2) on the Valuation Date a premium payment is received, if the policy is in the Grace Period).
The Grace Period begins on the date the monthly charges are due. It ends the later of:

•	61 days after the date it begins; and

•	31 days after we mail you the notice.

During the Grace Period, the policy will stay In Force. If the Insured dies during this period and the amount of premium needed to avoid Policy Termination has not been paid, we will pay the death benefit proceeds, reduced by the amount of premium needed to avoid Policy Termination and any Policy Debt.
If we do not receive the required payment by the end of the Grace Period, the policy will terminate without value at the end of the Grace Period. We will return a premium payment if it is less than the minimum amount needed to avoid termination.
During the Grace Period, certain financial transactions cannot be processed (transfers, withdrawals, loans). You must pay the premium due before subsequent financial transactions can be processed.
The Company’s mailing of a Policy Termination or a lapse notice to you constitutes sufficient notice of cancellation of coverage.
Reinstating Your Policy
If your policy terminates, you may be able to reinstate it. You may not, however, reinstate your policy if:

•	you surrendered it (unless required by law); or

•	five years have passed since it terminated.

To reinstate your policy, we will need:

•	a written application to reinstate;

•	evidence, satisfactory to us, that the Insured is still insurable;

•	a premium payment sufficient to keep the policy In Force for three months after reinstatement. The minimum amount of this premium payment will be quoted upon request; and

•	a MEC Notice and Acknowledgement form, if the reinstated policy would be a MEC (please see “Policy After You Reinstate” below, and the “Federal Income Tax Considerations” section).

We will not apply the required premium for reinstatement to any investment option until we have approved your reinstatement application.
The policy will be reinstated on the Monthly Charge Date that is on, or precedes, the later of:

•	the date we approve your application; or

•	the date we receive the premium required to reinstate the policy.

Policy After You Reinstate
If you reinstate your policy, the Face Amount will be the same as it was when the policy terminated. Your Account Value will be:

(1)	the premium paid to reinstate your policy; less

(2)	the premium expense charge; less

(3)	applicable monthly charges due.

Additionally, if the policy lapsed during a period when a surrender charge applied and the surrender charge was taken at that time, then the applicable surrender charge will not be reinstated.
We do not reinstate Policy Debt.
If reinstatement occurs prior to the GDB Period End Date, the GDB Safety Test will apply and the GDB Measure will be set equal to:

•	the GDB Measure at time of lapse; plus

•	the reinstatement premium paid; less

•	any premium expense charge; less

•	any GDB Monthly Charge Factors.

If you reinstate your policy, it may become a MEC under current federal tax law. Please consult your tax adviser. More information on MECs is included in the “Federal Income Tax Considerations” section.
Reinstatement will not reverse any adverse tax consequences caused by Policy Termination unless it occurs within 90 days of the end of the Grace Period. In no situation, however, can adverse tax consequences that are a result of Policy Debt be reversed.
Federal Income Tax Considerations
The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the policy. The information is not written or intended as tax or legal advice. You are encouraged to seek legal and tax advice from a qualified tax adviser. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code of 1986, as amended (IRC), Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any policy. We reserve the right to make changes in the policy to ensure that it continues to qualify as life insurance for tax purposes.
No attempt is made in this prospectus to consider any applicable state or other tax laws.
Policy Proceeds and Loans
We believe the policy meets the IRC definition of life insurance. Therefore, the death benefit under the policy generally is excludable from the beneficiary’s gross income under federal tax law. If you sell the policy or there is a transfer for value under IRC Section 101(a)(2), all or a portion of the death benefit under the policy may become taxable unless an exception applies.
As a life insurance policy under the IRC, the gain accumulated in the policy is not taxed until it is withdrawn or otherwise accessed. Any gain withdrawn from the policy is taxed as ordinary income.
From time to time, the Company may be entitled to certain tax benefits related to the investment of Company assets, including those comprising the policy value. These tax benefits, which may include foreign tax credits and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
The following information applies only to a policy that is not a MEC under federal tax law. Please see “Modified Endowment Contracts” later in this section for information about MECs.
As a general rule, withdrawals are taxable only to the extent that the amounts received exceed your cost basis (also referred to as investment in the contract) in the policy. Cost basis equals the sum of the premiums and other consideration paid for the policy less any prior withdrawals under the policy that were not subject to income taxation. For example, if your cost basis in the policy is $10,000, amounts received under the policy will not be taxable as income until they exceed $10,000 in the aggregate; then, only the excess over $10,000 is taxable.
However, special rules apply to certain withdrawals associated with a decrease in the policy death benefit. The IRC provides that if:

•	there is a reduction of benefits during the first 15 years after a policy is issued; and

•	there is a cash distribution associated with the reduction,

you may be taxed on all or a part of the amount distributed. After 15 years, cash distributions are not subject to federal income tax, except to the extent they exceed your cost basis.
If you surrender the policy for its Net Surrender Value, all or a portion of the distribution may be taxable as ordinary income. The distribution represents income to the extent the value received exceeds your cost basis in the policy. For this calculation, the value received is equal to the Account Value, reduced by any surrender charges, but not reduced by any outstanding Policy Debt. Therefore, if there is a loan on the policy when the policy is surrendered, the loan will reduce the cash actually paid to you but will not reduce the amount you must include in your taxable income as a result of the surrender.
To illustrate how Policy Termination with an outstanding loan can result in adverse tax consequences as described above, suppose that your premiums paid (that is, your cost basis) in the policy is $10,000, your Account Value is $15,000, you have no surrender charges, and you have received no other distributions and taken no withdrawals under the policy. If, in this example, you have an outstanding Policy Debt of $14,000, you would receive a payment equal to the Net Surrender Value of only $1,000; but you still would have taxable income at the time of surrender equal to $5,000 ($15,000 Account Value minus $10,000 cost basis).
The potential that Policy Debt will cause taxable income from Policy Termination to exceed the payment received at termination also may occur if the policy terminates without value. Factors that may contribute to these potential situations include:

•	amount of outstanding Policy Debt at or near the maximum loan value;

•	unfavorable investment results affecting your policy Account Value;

•	increasing monthly policy charge rates due to increasing Attained Age of the Insured;

•	high or increasing amount of Insurance Risk, depending on death benefit option and changing Account Value; and

•	increasing loan interest rate expense charge if the adjustable policy loan rate is in effect.

One example occurs when the Policy Debt Limit is reached. If, using the previous example, the Account Value were to decrease to $14,000 due to unfavorable investment results, and the policy were to terminate because the Policy Debt Limit is reached, the policy would terminate without any cash paid to you; but your taxable income from the policy at that time would be $4,000 ($14,000 Account Value minus $10,000 cost basis). The policy also may terminate without value if unpaid policy loan interest increases the outstanding Policy Debt to reach the Policy Debt Limit.
To avoid Policy Terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy In Force.
You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your registered representative and your tax adviser at least annually, and take appropriate preventative action.
We believe that, under current tax law, any loan taken under the policy will be treated as Policy Debt of the Owner. If your policy is not a MEC, the loan will not be considered income to you when received.
Interest on policy loans used for personal purposes generally is not tax-deductible. However, you may be able to deduct this interest if the loan proceeds are used for “trade or business” or “investment” purposes, provided that you meet certain narrow criteria.
If the Owner is a corporation or other business, additional restrictions may apply. For example, there are limits on interest deductions available for loans against a business-owned policy. In addition, the IRC restricts the ability of a business to deduct interest on debt totally unrelated to any life insurance, if the business holds a cash value policy on the life of certain insureds.
Investor Control and Diversification
There are a number of tax benefits associated with variable life insurance policies. Gains on the Net Investment Experience of the Separate Account are deferred until withdrawn or otherwise accessed, and gains on transfers among Separate Account Divisions also are deferred. For these benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law dictates that the insurer, and not the Owner, has control of the investments underlying the various Separate Account Divisions for the policy to qualify as life insurance.

You may make transfers among Separate Account Divisions, but you may not direct the investments each Separate Account Division makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance and you would be taxed on the gain in the policy as it is earned rather than when it is withdrawn or otherwise accessed.
The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether an Owner can have too much investor control if the variable life policy offers a large number of investment divisions in which to invest Account Values. We do not know if the IRS will provide any further guidance on the issue. We do not know if any such guidance would apply retroactively to policies already In Force.
Consequently, we reserve the right to further limit Net Premium allocations and transfers under the policy, so that it will not lose its qualification as life insurance due to investor control.
In addition, the IRC requires that the investments of the Separate Account Divisions be “adequately diversified” in order for a policy to be treated as a life insurance contract for federal income tax purposes. It is intended that the Separate Account Divisions, through their underlying investment Funds, will satisfy these diversification requirements.
Modified Endowment Contracts
If a policy is a Modified Endowment Contract (MEC) under federal tax law, loans, withdrawals, and other amounts distributed under the policy are taxable to the extent of any income accumulated in the policy. The policy income is the excess of the Account Value (both loaned and non-loaned) over your cost basis. For example, if your cost basis in the policy is $10,000 and the Account Value is $15,000, then all distributions up to $5,000 (the accumulated policy income) are immediately taxable as income when withdrawn or otherwise accessed. The collateral assignment of a MEC is also treated as a taxable distribution. Death benefits paid under a MEC, however, are not taxed any differently than death benefits payable under other life insurance contracts.
If any amount is taxable as a distribution of income under a MEC, it may also be subject to a 10% penalty tax. There are a few exceptions to the additional penalty tax for distributions to individual Owners. The penalty tax will not apply to distributions:

•	made on or after the date the taxpayer attains age 59½; or

•	made because the taxpayer became disabled; or

•
made as part of a series of substantially equal periodic payments paid for the life or life expectancy of the taxpayer, or the joint lives or joint life expectancies of the taxpayer and the taxpayer’s beneficiary. These payments must be made at least annually.

A policy is a MEC if it satisfies the IRC definition of life insurance but fails the “7-pay test.” A policy fails this test if:

(1)	the accumulated amount paid under the policy at any time during the first seven contract years exceeds

(2)	the total premiums that would have been payable at that time for a policy providing the same benefits guaranteed after the payment of seven level annual premiums.

A life insurance policy will always be treated as a MEC if it is issued as part of an IRC  Section 1035 tax-free exchange from a life insurance policy that was already a MEC.
If certain changes are made to a policy, we will retest it to determine if it has become a MEC. For example, if you reduce the death benefit during a 7-pay testing period, we will retest the policy using the lower death benefit amount, from the start of that testing period. If the reduction in death benefit causes the policy to fail the 7-pay test for any prior Policy Year, the policy will be treated as a MEC beginning in the Policy Year in which the reduction takes place.
Any reduction in benefits attributable to the non-payment of premiums will not be taken into account if the benefits are reinstated within 90 days after the reduction in such benefit.
We will retest whenever there is a “material change” to the policy while it is In Force. If there is a material change, a new 7-pay test period begins at that time. The term “material change” includes certain increases in death benefits.
Since the policy provides for flexible premium payments, we have procedures for determining whether increases in death benefits or additional premium payments cause the start of a new seven-year test period or cause the policy to become a MEC.

Once a policy fails the 7-pay test, loans and distributions taken in the year of failure and in future years are taxable as distributions from a MEC to the extent of gain in the policy. In addition, the IRS has authority to apply the MEC taxation rules to loans and other distributions received in anticipation of the policy failing the 7-pay test. The IRC authorizes the issuance of regulations providing that a loan or distribution, if taken within two years prior to the policy’s becoming a MEC, shall be treated as received in anticipation of failing the 7-pay test. However, such written authority has not yet been issued.
Under current circumstances, a loan, collateral assignment, or other distribution under a MEC may be taxable even though it exceeds the amount of gain accumulated in that particular policy. For purposes of determining the amount of taxable income received from a MEC, the law considers the total of all gain in all the MECs issued within the same calendar year to the same Owner by an insurer and its affiliates. Loans, collateral assignments, and distributions from any one MEC are taxable to the extent of this total gain.
Other Tax Considerations
A change of the Owner or an Insured, or an exchange or assignment of the policy, may cause the Owner to recognize taxable income.
The impact of federal income taxes on values under the policy and on the benefit to you or your beneficiary depends on MassMutual’s tax status and on the tax status of the individual concerned. We currently do not make any charge against the Separate Account for federal income taxes. We may make such a charge eventually in order to recover the future federal income tax liability to the Separate Account.
Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not currently significant, and we are not currently charging for them. If they increase, we may deduct charges for such taxes.
Federal estate and gift taxes, state and local estate taxes, and other taxes depend on the circumstances of each Owner or beneficiary.
Qualified Plans
The policy may be used as part of certain tax-qualified and/or ERISA employee benefit plans. Since the rules concerning the use of a policy with such plans are complex, you should not use the policy in this way until you have consulted a competent tax adviser. You may not use the policy as part of an Individual Retirement Account (IRA) or as part of a Tax-Sheltered Annuity (TSA) or an IRC Section 403(b) custodial account.
While the policy is owned by the qualified plan, we will only pay amounts under the policy while the Insured is still living (e.g., withdrawals, surrenders, and loans) to the qualified plan trustee or plan administrator. We will not make such payments directly to any other party, including the Insured participant. The only exception is for a Keogh plan, where the Insured participant is also the policy owner.
Employer-Owned Policies
The IRC contains certain notice and consent requirements for “employer-owned life insurance” policies. The IRC defines “employer-owned life insurance” as a life insurance contract:

•	that is owned by a person or entity engaged in a trade or business (including policies owned by related or commonly controlled parties);

•	insuring the life of a U.S. citizen or resident who is an employee on the date the contract is issued; and

•	under which the policyholder is directly or indirectly a beneficiary.

The tax-free death benefit for employer-owned life insurance is limited to the amount of premiums paid unless certain notice and consent requirements are met. The notice requirements are met if, before the contract is issued, the employee is notified in writing of the following:

•	the employer intends to insure the employee’s life;

•	the maximum Face Amount for which the employee could be insured at the time the contract was issued; and

•	the employer will be the beneficiary of any proceeds payable on the death of the employee.

Prior to issuance of the contract, the employee must provide written consent to being insured under the contract and to continuation of the coverage after employment terminates.
The law also imposes annual reporting and record keeping requirements for businesses owning employer-owned life insurance policies. The employer must maintain records of the employer’s notice and the employee’s consent, and must file certain annual reports with the IRS.
Provided that the notice and consent requirements are satisfied, the death proceeds of an employer-owned life insurance policy will generally be income tax-free in the following situations:

(1)	At the time the contract is issued, the insured employee is a director, highly compensated employee, or highly compensated individual within the meaning of IRC Section 101(j)(2)(A)(ii);

(2)	The Insured was an employee at any time during the 12-month period before his or her death;

(3)	The proceeds are paid to a member of the Insured’s family, an individual who is the designated beneficiary of the Insured under the contract, a trust established for the benefit of any such member of the family or designated beneficiary, or the Insured’s estate; or

(4)	The proceeds are used to purchase an equity interest in the employer from any of the persons described in (3).

Death proceeds that do not fall within one of the enumerated exceptions will be subject to ordinary income tax (even if the notice and consent requirements were met), and MassMutual will report payment of taxable proceeds to the IRS, where applicable.
Business Uses of Policy
Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. The Internal Revenue Service and Treasury have issued guidance that may substantially affect these arrangements. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.
Tax Shelter Regulations
Prospective Owners that are corporations should consult a tax adviser about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.
Generation Skipping Transfer Tax Withholding
Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Withholding
To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Life Insurance Purchases by Residents of Puerto Rico
Income received by residents of Puerto Rico under life insurance policies issued by a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Non-Resident Aliens and Foreign Entities
Generally, a distribution from a contract to a non-resident alien or foreign entity is subject to federal income tax withholding at a rate of 30% of the amount of the income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent entity form), providing us with:

•	proof of residency (in accordance with IRS requirements); and

•	the applicable taxpayer identification number.

If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act, effective July 1, 2014, U.S. withholding may be required for certain entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships and trusts)) at a rate of 30% without regard to lower treaty rates.
Sales to Third Parties
If you sell your policy to a viatical settlement provider, and the Insured is considered terminally or chronically ill within the meaning of IRC Section 101(g), the proceeds of the sale will be treated as death benefit proceeds, and will generally be received by you income tax-free.
However, the sale of your policy to an unrelated investor in a sale that does not qualify as a viatical settlement may have adverse tax consequences. IRS guidance issued in 2009 provides that the gain from such a sale is taxed as ordinary income to the extent that you would have realized ordinary income if you had instead surrendered your policy. Any amount you receive in excess of that amount is taxed as capital gain income. Under the Tax Cuts and Jobs Act of 2017, these sales may qualify as reportable sales and require the purchaser and the contract issuer to report the sale to the seller and the IRS. Previously the IRS had taken the position that your cost basis in the policy for computing the gain on the sale must be decreased by the cumulative cost of insurance charge incurred prior to the sale. The Tax Cuts and Jobs Act of 2017 provides that for reportable sales that take place after August 25, 2009, no reduction in the cost basis for the cost of insurance incurred is required.
Medicare Hospital Insurance Tax
A Medicare Hospital Insurance Tax (known as the ‘‘Unearned Income Medicare Contribution’’) applies to all or part of a taxpayer’s ‘‘net investment income,’’ at a rate of 3.8%, when certain income thresholds are met. ‘‘Net investment income’’ is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property.
Under final regulations, this definition includes the taxable portion of any annuitized payment from a life insurance contract and it may also include the gain from the sale of a life insurance contract. Under current guidance we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your policy.
Other Information
Other Policy Rights and Limitations
Right to Assign the Policy
Generally, you may assign the policy as collateral for a loan or other obligation. In certain states, you cannot assign the policy without our approval. We will refuse or accept any request to assign the policy on a non-discriminatory basis. Please refer to your policy. For any assignment we allow to be binding on us, we must receive, in Good Order, written notice of the assignment and a signed copy of it at our Administrative Office. We are not responsible for the validity of any assignment. If you assign your policy, certain of your rights may only be exercised with the consent of the assignee of record.

Possible Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment or block an Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, loans, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.
Delay of Payment of Proceeds from the GPA
We may delay payment of any Net Surrender Values, withdrawals, and loan proceeds that are based on the GPA for up to six months from the date the request is received at our Administrative Office.
If we delay payment of a surrender or withdrawal for 30 days or more, we add interest to the date of payment at the same rate used for interest on death proceeds.
In South Carolina, we cannot delay payment of proceeds from a loan or withdrawal if the proceeds will be used to pay premiums on this policy.
Delay of Payment of Proceeds from the Separate Account
We may suspend or postpone transfers from the Separate Account Divisions, or delay payment of the Net Surrender Values, withdrawals, loan proceeds and death benefits from the Separate Account during any period when:

•	it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);

•	trading is restricted by the SEC;

•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or

•	the SEC, by order, permits us to delay payment in order to protect our Owners.

If, pursuant to SEC rules, a money market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from a money market division until the Fund is liquidated.
Distribution
The policies are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the policies sold by its registered representatives, and MSD serves as principal underwriter of the policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
Both MMLIS and MSD are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). MMLIS and MSD receive compensation for their actions as principal underwriters of the policies.
Commissions and Allowances Paid to MMLIS and Broker-Dealers
Commissions are paid to MMLIS and all broker-dealers involved in the sale of the policy. Commissions for sales of the policies by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to its registered representatives. Commissions for sales of the policies by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.

Commissions are a percentage of the premium paid in each year of coverage and differ for premiums paid up to the Target Premium and for premiums paid in excess of the Target Premium. The Target Premium is based on the issue age, gender and risk classification of the Insured.
The maximum commission percentages we pay to MMLIS registered representatives and retail broker-dealers are:

First Year Commission	Commission in Years 2-10	Commission in Years 11+
50% of premium paid up to the Target Premium and 3% of premium paid in excess of the Target Premium	4% of premium paid up to the Target Premium and 3% of premium paid in excess of the Target Premium	1% of premium paid up to the Target Premium and 1% of premium paid in excess of the Target Premium
We also pay expense allowances in connection with the sales of the policies.
Additional Compensation Paid to MMLIS
Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of this policy may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also General Agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the policy by their registered representatives.
Additional Payments to Certain Broker-Dealers
In addition to the commissions described above, we may make cash payments to certain broker-dealers to attend sales conferences and educational seminars, thereby promoting awareness of our products. The broker-dealers may use these payments for any reason, including helping offset the costs of the conference or educational seminar.
We may also make cash payments to broker-dealers pursuant to marketing service agreements. These marketing service arrangements vary depending on a number of factors, including the specific level of support being provided. These payments are not made in connection with the sale of specific policies.
These additional payments are not offered to all broker-dealers and the terms of these arrangements may differ. Any such payments will be paid by MassMutual out of our assets and will not result in any additional direct charge to you. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such payments and may influence the way that a broker-dealer markets the policy.
Compensation in General
The compensation arrangements described in the paragraphs above may provide a registered representative with an incentive to sell this policy over other available policies whose issuers do not provide such compensation or which provide lower levels of compensation. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this policy.
We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments (if applicable) and other payments that we receive from certain Funds to help us make these cash and non-cash payments.
Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer, depending on the agreement between the representative and their firm. MassMutual is not involved in determining compensation paid to a registered representative of an unaffiliated broker-dealer. You may contact, as applicable, MMLIS, your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a policy.
Commissions or overrides may also be paid to broker-dealers providing wholesaling services (such as providing sales support and training for sales representatives who sell the policies).
Computer System, Cybersecurity, and Service Disruption Risks
The Company relies on its parent, MassMutual, for various operating and administrative services including computer systems. MassMutual and its business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While MassMutual and its business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failures, their respective computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond our control. The failure of MassMutual or its business partners’ computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.
MassMutual and its business partners retain confidential information on their respective computer systems, including customer information and proprietary business information. Any compromise of the security of MassMutual or its business partners’ computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments).
Geopolitical and other events, including natural disasters, war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events, and widespread disease, including pandemics (such as COVID-19) and epidemics, have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Company and MassMutual. These events may adversely affect computer and other systems on which MassMutual and the Company rely, interfere with the processing of contract-related transactions (including the processing of orders from Owners and orders with the Funds) and the Company’s ability to administer this contract in a timely manner, or have other possible negative effects. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying the contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting the contract due to these geopolitical and other events.
If we are unable to receive U.S. mail or fax transmissions due to a closure of U.S. mail delivery by the government or due to the need to protect the health of our employees, you may still be able to submit transaction requests to the Company electronically or over the telephone. Our inability to receive U.S. mail or fax transmissions may cause delays in the pricing and processing of transaction requests submitted to us by U.S. mail or by fax during that time period.
Legal Proceedings
The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.
While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the Separate Account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the Separate Account, or the ability of the Company to meet its obligations under the policy.

For more information regarding the Company’s litigation and other legal proceedings, please see the notes to the Company’s financial statements contained within the  SAI.
Unclaimed Property
Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on policy owners, Insureds, beneficiaries, and any other payees of proceeds from a policy. Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Administrative Office.
Financial Statements
We encourage both existing and prospective Owners to read and understand our financial statements and those of the Separate Account. Our audited statutory financial statements and the Separate Account’s audited U.S. GAAP financial statements are included in the SAI. You can request the SAI by contacting our Administrative Office.

Appendix A
Funds Available Under the Policy
The following is a list of Funds currently available under the policy. This list of Funds is subject to change, as discussed in this prospectus for the policy. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Apex. You can also request this information at no cost by calling (800)  272-2216 or sending an email request to MassMutualServiceCenter@MassMutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.00%	12.74%	8.20%	8.00%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01%	11.87%	6.78%	6.81%
Asset Allocation	MML Balanced Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.86%	7.70%	4.73%	5.18%
Asset Allocation	MML Conservative Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.85%	6.61%	3.92%	4.52%
Asset Allocation	MML Growth Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.92%	10.93%	7.04%	6.99%
Asset Allocation	MML iShares® 60/40 Allocation Fund (Class II)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.50% (*)	10.91%	—	—
Asset Allocation	MML iShares® 80/20 Allocation Fund (Class II)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.50% (*)	14.45%	—	—
Asset Allocation	MML Moderate Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.88%	8.87%	5.47%	5.82%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.51%	4.80%	2.16%	1.43%
Fixed Income	Fidelity® VIP Bond Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.14%	1.21%	-0.46%	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income
Fidelity® VIP Strategic Income Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited
		0.64%	5.78%	2.54%	3.34%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.93% (*)	3.16%	-0.14%	1.53%
Fixed Income	MML Inflation-Protected and Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.64% (*)	2.72%	2.10%	2.41%
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.45%	3.88%	0.45%	1.79%
Fixed Income	MML Short-Duration Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.60%	6.48%	1.69%	2.07%
Fixed Income	MML Total Return Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.63%	0.47%	-0.58%	1.13%
Fixed Income	PIMCO Income Portfolio (Institutional Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.91%	5.58%	2.87%	—
Fixed Income	Vanguard VIF Global Bond Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.13%	2.03%	-0.78%	—
Balanced	MML Blend Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.50%	14.64%	7.86%	7.90%
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.50% (*)	19.14%	12.18%	10.26%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.43%	19.39%	10.80%	9.07%
Large Cap Value	MML Equity Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.79%	11.67%	8.47%	8.26%
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.73%	14.90%	10.22%	9.34%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 1) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.70% (*)	23.43%	15.08%	12.80%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.56%	33.79%	17.04%	13.62%
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.12%	23.69%	13.75%	—
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80% (*)	23.64%	12.08%	11.24%
Large Cap Blend	MML Equity Index Fund (Class III) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Advisors, LLC	0.12%	24.82%	14.40%	12.96%
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.88%	10.09%	9.71%	10.62%
Large Cap Blend	MML Fundamental Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	23.71%	13.21%	13.43%
Large Cap Blend	MML Sustainable Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.57%	19.94%	12.53%	11.82%
Large Cap Growth	Macquarie VIP Growth Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.00%	23.90%	16.13%	15.27%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(3)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	31.11%	18.33%	16.10%
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.77%	35.70%	13.93%	14.51%
Large Cap Growth	MML Large Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.70%	34.09%	18.12%	15.29%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.89%	8.53%	7.31%	8.05%
Small/Mid-Cap Value	MML Small Company Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.99% (*)	7.18%	7.76%	8.32%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.83%	10.29%	9.15%	7.83%
Small/Mid-Cap Blend	BlackRock Small Cap Index V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.22% (*)	11.31%	7.24%	7.61%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.13%	12.31%	8.80%	—
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.71%	12.94%	10.64%	9.16%
Small/Mid-Cap Blend	Vanguard VIF Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.17%	15.08%	9.70%	9.41%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.85%	24.23%	0.21%	11.57%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.72%	15.61%	7.28%	11.07%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.83%	11.16%	7.73%	10.20%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.08% (*)	10.29%	7.58%	9.24%
International/Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.90% (*)	2.33%	3.01%	5.81%
International/Global	American Funds Insurance Series® New World Fund® (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.82% (*)	6.56%	4.54%	6.22%
International/Global	Fidelity® VIP International Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.17%	5.11%	4.10%	—
International/Global
Fidelity® VIP Overseas Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
		0.73%	5.05%	5.76%	6.32%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (*)	-1.67%	3.04%	4.41%
International/Global	Janus Henderson Overseas Portfolio (Institutional) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.88%	5.58%	6.95%	5.29%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.96%	3.46%	4.23%	3.31%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
International/Global	MML Global Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81% (*)	5.59%	5.87%	7.55%
International/Global	MML International Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	0.96% (*)	0.84%	3.62%	4.31%
Specialty (5)
Fidelity® VIP Health Care Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.59%	5.14%	5.46%	7.96%
Specialty (5)
Fidelity® VIP Real Estate Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.61%	6.52%	2.20%	3.93%
Specialty (5)	Janus Henderson Global Technology and Innovation Portfolio (Institutional) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.73%	32.10%	18.09%	19.34%
Specialty (5)
Macquarie VIP Asset Strategy Series (Standard Class)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
		0.60% (*)	12.75%	6.83%	5.47%
Specialty (5)	MML Managed Volatility Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.18%	14.85%	6.29%	5.36%
Specialty (5)	Vanguard VIF Real Estate Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.26%	4.74%	2.84%	4.99%
Specialty (5)	Vest US Large Cap 10% Buffer Strategies VI Fund (Class Y)(6) Adviser: VestSM Financial LLC Sub-Adviser: N/A	0.80% (*)	18.97%	—	—
(*)	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(3)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.
(4)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.

(5)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.
(6)	Buffer funds employ a strategy to provide buffer protection, which includes a capped upside return risk and an outcome period risk. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds and provide limited protection in the event of a market downturn. This may conflict with your investment objectives by limiting your ability to maximize growth of your Account Value. For more information about the risks associated with buffer funds, please see “Principal Risks – Defined Outcome Funds Risk.”

Appendix B
Hypothetical Examples of How the Guaranteed Death Benefit (GDB) Safety Test Works
Following are hypothetical examples of how the GDB Safety Test works. These examples are provided for illustrative purposes only and are in no way representative of actual policy values.
Example I ~ Meeting the GDB Safety Test when there are no surrender charges and no Policy Debt

Assume the following:

•	It is the 11th Policy Anniversary.

•	Policy Debt is $0.

•	Monthly charges are $100.

•	Account Value is $50.

•	GDB Measure equals 75.

•	GDB Monthly Factors total 70.

In this case, the Account Value ($50) is insufficient to cover the monthly charges due of $100. We will reduce the monthly charges to an amount equal to the Account Value ($50) and deduct $50 from the Account Value. The Account Value will now be equal to zero. (Note that the Account Value can never be less than zero.) The policy will stay In Force because the GDB Measure exceeds the total GDB Monthly Factors on that Monthly Charge Date.
Please see the “Guaranteed Death Benefit (GDB) Safety Test,” “Guaranteed Death Benefit (GDB) Measure,” and “Guaranteed Death Benefit (GDB) Monthly Factors” sub-sections in the “Policy Termination and Reinstatement” section for additional information.
Example II ~ Meeting the GDB Safety Test when there are surrender charges and no Policy Debt

Assume the following:

•	It is the sixth Monthly Charge Date.

•	Policy Debt is $0.

•	Monthly charges are $100.

•	Account Value is $150.

•	Surrender charges are $80.

•	Net Surrender Value is $70 (Account Value ($150) - surrender charges ($80) = $70).

•	GDB Measure equals 75.

•	GDB Monthly Factors total 70.

Although the Account Value ($150) is sufficient to cover the monthly charges due of $100, the Net Surrender Value ($70) is not sufficient to cover the monthly charges due. As a result, this policy is at risk of terminating if the GDB Safety Test is not met. In this case, we deduct the $100 monthly charges from the Account Value, which results in a remaining Account Value of $50, and the Net Surrender Value is now $0. The policy will stay In Force because the GDB Measure exceeds the total GDB Monthly Factors on that Monthly Charge Date.
Please see the “Guaranteed Death Benefit (GDB) Safety Test,” “Guaranteed Death Benefit (GDB) Measure,” and “Guaranteed Death Benefit (GDB) Monthly Factors” sub-sections in the “Policy Termination and Reinstatement” section for additional information.

Example III ~ Meeting the GDB Safety Test when there is Policy Debt that has exceeded the Policy Debt Limit

Assume the following:

•	It is the 11th Policy Anniversary.

•	Policy loan is $2,500.

•	Accrued loan interest of $100 is due and, instead of paying the interest, it is added to the policy loan.

•	Surrender charges are $0.

•	Monthly charges are $100.

•	Account Value is $2,550.

•	Non-loaned Account Value is $50.

•	GDB Measure equals 100.

•	GDB Monthly Factors total 70.

In this case, $100 of the non-loaned Account Value should be transferred to the loaned portion of the policy’s GPA to pay the accrued loan interest, which would increase Policy Debt to $2,600. The GDB Measure exceeds the total GDB Monthly Factors on that Monthly Charge Date. Therefore, the GDB Safety Test has been met.
However, because there is insufficient value in the non-loaned Account Value to cover the policy loan interest, the Policy Debt Limit is exceeded (Policy Debt of $2,600 exceeds the Account Value of $2,550). Therefore, the policy will enter the Grace Period even though the GDB Safety Test is satisfied.
Please see the “Guaranteed Death Benefit (GDB) Safety Test,” “Guaranteed Death Benefit (GDB) Measure,” and “Guaranteed Death Benefit (GDB) Monthly Factors” sub-sections in the “Policy Termination and Reinstatement” section for additional information.

Appendix C
Hypothetical Examples of the Impact of the Minimum Death Benefit
Example I

Assume the following:

•	Death Benefit Option 1.

•	Face Amount is $500,000.

•	Account Value is $50,000.

•	Policy Debt is $0.

•	Insured’s Attained Age is 45.

•	Death Benefit Factor is 2.15.

The death benefit for death benefit option 1 is the greater of the Face Amount or the Minimum Death Benefit. The Minimum Death Benefit is calculated by multiplying the Account Value times the death benefit factor.
The death benefit will be $500,000 based on the greater of:

•	$500,000 or

•	$50,000 x 2.15 = $107,500

Example II

Assume the following:

•	Death Benefit Option 1.

•	Face Amount is $500,000.

•	Account Value is $250,000.

•	Policy Debt is $0.

•	Insured’s Attained Age is 45.

•	Death Benefit Factor is 2.15.

The death benefit for death benefit option 1 is the greater of the Face Amount or the Minimum Death Benefit. The Minimum Death Benefit is calculated by multiplying the Account Value times the death benefit factor.

The death benefit will be $537,500 based on the greater of:

•	$500,000 or

•	$250,000 x 2.15 = $537,500

Hypothetical Examples of the Impact of the Account Value and Premiums
Example I ~ Death Benefit Option 1

Assume the following:

•	Face Amount is $1,000,000.

•	Account Value is $50,000.

•	Minimum Death Benefit is $219,000.

•	Policy Debt is $0.

Based on these assumptions,

•	the death benefit is $1,000,000.

If the Account Value increases to $80,000 and the Minimum Death Benefit increases to $350,400,

•	the death benefit remains at $1,000,000.

If the Account Value decreases to $30,000 and the Minimum Death Benefit decreases to $131,400,

•	the death benefit still remains at $1,000,000.

Example II ~ Death Benefit Option 2

Assume the following:

•	Face Amount is $1,000,000.

•	Account Value is $50,000.

•	Minimum Death Benefit is $219,000.

•	Policy Debt is $0.

Based on these assumptions,

•	the death benefit is $1,050,000 (Face Amount plus Account Value).

If the Account Value increases to $80,000 and the Minimum Death Benefit increases to $350,400,

•	the death benefit will increase to $1,080,000.

If the Account Value decreases to $30,000 and the Minimum Death Benefit decreases to $131,400,

•	the death benefit will decrease to $1,030,000.

Example III ~ Death Benefit Option 3*

Assume the following:

•	Face Amount is $1,000,000.

•	Account Value is $50,000.

•	Minimum Death Benefit is $219,000.

•	Policy Debt is $0.

•	Premiums paid prior to the Insured’s Attained Age 90 (and not refunded) under the policy to date total $40,000.

Based on these assumptions,

•	the death benefit is $1,040,000 (Face Amount plus Premiums paid (and not refunded).

If an additional $30,000 of premium is paid and the Account Value increases to $80,000 and the Minimum Death Benefit increases to $350,400,

•	the death benefit will increase to $1,070,000.

Hypothetical Examples of Death Benefit Option Changes
Example I ~ Change from Option 2 to Option 1

For a change from Option 2 to Option 1, the Face Amount is increased by the amount of the Account Value on the effective date of the change.
For example, if the policy has a Face Amount of  $500,000 and an Account Value of  $25,000, the death benefit under Option 2 is equal to the Face Amount plus the Account Value, or $525,000. If you change from Option 2 to Option 1, the death benefit under Option 1 is equal to the policy Face Amount. Since the death benefit under the policy does not change as the result of a death benefit option change, the Face Amount will be increased from $500,000 under Option 2 to $525,000 under Option 1 and the death benefit after the change will remain at $525,000.
Example II ~ Change from Option 3 (without interest option) to Option 1*

For a change from Option 3 to Option 1, the Face Amount is increased by the amount of the premiums paid (and not refunded) to the effective date of the change.
For example, if a policy has a Face Amount of  $500,000, and premium payments of  $12,000 have been made to date, the death benefit under Option 3 is equal to the Face Amount plus the premiums paid (and not refunded), or $512,000. If you change from Option 3 to Option 1, the death benefit under Option 1 is equal to the Face Amount. Since the death benefit under the policy does not change as the result of a death benefit option change, the Face Amount will be increased from $500,000 under Option 3 to $512,000 under Option 1 and the death benefit after the change will remain at $512,000.
Example III ~ Change from Option 1 to Option 2

For a change from Option 1 to Option 2, the Face Amount will be decreased by the amount of the Account Value on the effective date of the change.
For example, if the policy has a Face Amount of $700,000 and an Account Value of $25,000, under Option 1 the death benefit is equal to the Face Amount, or $700,000. If you change from Option 1 to Option 2, the death benefit under Option 2 is equal to the Face Amount plus the Account Value. Since the death benefit does not change as the result of a death benefit option change, the Face Amount will be decreased by $25,000 to $675,000, and the death benefit under Option 2 after the change will remain at $700,000.

Example IV ~ Change from Option 3 to Option 2*

For a change from Option 3 (without interest option) to Option 2, the Face Amount is changed (increased or decreased) by the difference between the Account Value and the premiums paid (and not refunded) to date.
For example, if the policy has a Face Amount of  $1,000,000 and an Account Value of  $70,000 and premiums paid (and not refunded) of  $25,000, the death benefit under Option 3 is equal to the Face Amount plus the premiums paid (and not refunded) to date, or $1,025,000. If you change from Option 3 to Option 2, the death benefit under Option 2 is equal to the Face Amount plus the Account Value. Since the death benefit under the policy does not change as the result of a death benefit option change, the Face Amount will be increased by the sum of the premiums paid (and not refunded) to date and then decreased by the Account Value to $955,000 under Option 2, maintaining a death benefit of  $1,025,000.
A similar type of change would be made for a change from Option 3 (with interest option) to Option 2.
For example, if the policy has a Face Amount of  $1,000,000 and an Account Value of  $70,000 and premiums paid (and not refunded) of  $25,000, and interest applied to premiums paid (and not refunded) of  $5,000, the death benefit under Option 3 (with interest) is equal to the Face Amount plus the premiums paid (and not refunded) to date plus interest applied to premiums paid (and not refunded) to date, or $1,030,000. If you change from Option 3 to Option 2, the death benefit under Option 2 is equal to the Face Amount plus the Account Value. Since the death benefit under the policy does not change as the result of a Death Benefit Option change, the Face Amount will be increased by the sum of the premiums paid (and not refunded) to date plus interest applied to premiums paid (and not refunded) to date and then decreased by the Account Value, to $960,000 under Option 2, maintaining a death benefit of  $1,030,000.
* All hypothetical examples involving death benefit Option 3 are assumed to occur prior to the Insured’s Attained Age 90.

Appendix D
Hypothetical Example – Accelerated Death Benefit for Terminal Illness Rider
Below is an example showing the impact of accelerating the death benefit under this rider.
Policy details prior to the acceleration of the death benefit:

Death Benefit	$250,000
Face Amount	$250,000
Account Value	$50,000
Policy Debt	$15,000
Net Surrender Value	$35,000
Net Death Benefit Payable	$235,000
The Insured is terminally ill as defined in the rider, and the Owner requests to accelerate $100,000 of death benefit. Alternatively, the Owner could request the Terminal Illness Benefit Payment amount rather than the amount to be accelerated. Assuming an annual interest rate of 5%, the interest charge is calculated as follows:
Interest Charge = 5% x 100,000 / (1 + 5%) = $4,761.90
The Terminal Illness Benefit Payment is then calculated as follows:

Amount to Be Accelerated	$100,000.00
Less Interest Charge	-$4,761.90
Less administrative fee	-$250.00
Terminal Illness Benefit Payment (before loan repayment)	$94,988.10
Net Payment to the Owner:
Net Payment = Terminal Illness Benefit Payment – Loan Repayment
Net Payment = Terminal Illness Benefit Payment – (Policy Debt Before Acceleration – Policy Debt After Acceleration)
Net Payment = $94,988.10 – ($15,000 – $9,000) = $88,988.10
Impact on policy values:

	Policy Values Before Acceleration	Policy Values After Acceleration
Death Benefit	$250,000	$150,000
Face Amount	$250,000	$150,000
Account Value	$50,000	$30,000
Policy Debt	$15,000	$9,000
Planned Annual Premium(*)	$2,500	$2,500
(*)	The Planned Premium would not change as a result of the acceleration. However, the Owner could elect to change Planned Premiums based on reduced monthly charges resulting from the Account Value and Face Amount after acceleration.
Death Benefit After Acceleration = Death Benefit Before Acceleration – Amount to Be Accelerated
Death Benefit After Acceleration = $250,000 – $100,000 = $150,000

Face Amount After Acceleration = Face Amount Before Acceleration x Death Benefit After Acceleration / Death Benefit Before Acceleration
Face Amount After Acceleration = $250,000 x $150,000 / $250,000 = $150,000
Account Value After Acceleration = Account Value Before Acceleration x Death Benefit After Acceleration / Death Benefit Before Acceleration
Account Value After Acceleration = $50,000 x $150,000 / $250,000 = $30,000
Policy Debt After Acceleration = Policy Debt Before Acceleration x Death Benefit After Acceleration / Death Benefit Before Acceleration
Policy Debt After Acceleration = $15,000 x $150,000 / $250,000 = $9,000

Appendix E
Hypothetical Example – Accelerated Death Benefit for Chronic Illness Rider
Below is an example showing the impact of accelerating the death benefit under this rider.
Policy details prior to the acceleration of the death benefit:

Sex	Male
Attained Age	75
Death Benefit	$250,000
Face Amount	$250,000
Account Value	$50,000
Policy Debt	$15,000
Net Surrender Value	$35,000
The Insured is chronically ill as defined in the rider and the Owner requests to accelerate $30,000. Alternatively, the Owner could request the Chronic Illness Benefit Payment amount rather than the amount to be accelerated. The Chronic Illness Benefit Payment is the actuarial present value of the accelerated death benefit based on mortality and interest rate assumptions described in the policy.
Calculation of the Chronic Illness Benefit Payment:
Ax = Actuarial present value of one dollar payable upon the death of the Insured
Ax = 0.689183 for a Male Attained Age 75
Chronic Illness Benefit Payment = Amount to be Accelerated x Ax
Chronic Illness Benefit Payment = $30,000 x 0.689183 = $20,675.49
Net Payment to the Owner:
Net Payment = Chronic Illness Benefit Payment – Loan Repayment
Net Payment = Chronic Illness Benefit Payment – (Policy Debt Before – Policy Debt After)
Net Payment = $20,675.49 – ($15,000 – $13,200) = $18,875.49
Impact on policy values:

	Policy Values Before Acceleration	Policy Values After Acceleration
Death Benefit	$250,000	$220,000
Face Amount	$250,000	$220,000
Account Value	$50,000	$44,000
Policy Debt	$15,000	$13,200
Planned Annual Premium(*)	$2,500	$2,500
(*)	The Planned Premium would not change as a result of the acceleration. However, the Owner could elect to change Planned Premiums based on reduced monthly charges resulting from the Account Value and Face Amount after acceleration.
Death Benefit = Death Benefit Before – Amount to Be Accelerated
Death Benefit = $250,000 – $30,000 = $220,000

Face Amount = Face Amount Before x Death Benefit After / Death Benefit Before
Face Amount = $250,000 x $220,000 / $250,000 = $220,000
Account Value = Account Value Before x Death Benefit After / Death Benefit Before
Account Value = $50,000 x $220,000 / $250,000 = $44,000
Policy Debt = Policy Debt Before x Death Benefit After / Death Benefit Before
Policy Debt = $15,000 x $220,000 / $250,000 = $13,200

Appendix F
Hypothetical Example – Overloan Protection Rider
Below is an example showing the impact of exercising this rider.
Assuming the following:

•	Policy Year 21, policy month 1.

•	Insured is Attained Age 80.

•	Policy is not a MEC.

•	Policy is issued under the Guideline Premium Test.

•	Death Benefit Option is Option 2.

•	Account Value immediately preceding the activation of the Overloan Protection Rider is $125,000.

•	Loaned Account Value immediately preceding the activation of the Overloan Protection Rider is $120,000.

•	Activating the Overloan Protection Rider will not cause the policy to become a MEC or fail the Guideline Premium Test.

•	All amounts that may be withdrawn from the policy without the imposition of federal income tax have been taken as withdrawals prior to exercise of the rider.

Upon exercising the Overloan Protection Rider:

•	One-time rider charge is deducted: = [Account Value x Overloan Protection Rider charge] = [$125,000 x 3.2%] = $4,000.

•
Overloan Rider Trigger is met. The Overloan Rider Trigger point is 95.8% for Attained Age 80. The ratio of the Policy Debt to the Account Value = [loaned Account Value/Account Value] = [$120,000/$125,000] = 96.0%. 96.0% > 95.8%.

•	Death Benefit Option is changed from Option 2 to Option 1.

•
Remaining non-loaned Account Value is the Account Value less the Policy Debt less the one-time rider charge. The non-loaned Account Value = [Account Value – loaned Account Value – Overloan Protection Rider charge] = [$125,000 – $120,000 – $4,000] = $1,000. This amount is transferred to the GPA and will accrue interest at not less than the policy’s guaranteed minimum interest rate for the GPA.

•	Policy becomes a paid-up policy and the Selected Face Amount = [Account Value after the rider charge is taken x Minimum Death Benefit factor] = [($125,000 – $4,000) x 105%] = $127,050.

•
Net Death Benefit will be equal to the greater of the Face Amount and the Minimum Death Benefit, less Policy Debt. The net Death Benefit immediately following exercise of the rider = [new Face Amount – Policy Debt] = [$127,050 – $120,000] = $7,050.

•	Policy Debt of $120,000 will continue to accrue interest at the applicable rate and the loaned Account Value of $120,000 will continue to be credited with interest at the applicable rate.

Appendix G
Hypothetical Example – Conversion Under the Right to Convert to a Whole Life Insurance Policy Endorsement
Below is an example of converting the policy under this endorsement.
Policy details prior to the conversion:

Sex	Male
Risk Class	Non-Tobacco
Issue Age	45
Attained Age	52
Face Amount	$250,000
Planned Annual Premium	$2,500
Account Value	$10,000
Surrender Charge	$2,551
Surrender Value	$7,449
Upon conversion:

•	A new whole life policy is issued with an issue age of 52 and risk class of non-tobacco. Evidence of insurability is not required.

•	The surrender charges on the current variable life policy are waived, and the Account Value of $10,000 is applied as premium to the whole life policy.

•
The whole life premium is less than $10,000, so a combination of base whole life coverage and coverage under an additional life insurance rider is issued so that the total premium is $10,000 and the total coverage amount equals the Face Amount of the current variable life policy.

•	Ongoing premiums after conversion are based on the base policy premium.

	Premium	Face Amount
Base Policy	$7,672	$244,065
Unscheduled Additional Life Insurance	$2,328	$5,935
Total	$10,000	$250,000

The SAI contains additional information about the Separate Account and the policy. The SAI is incorporated into this prospectus by reference and is legally part of this prospectus. We filed the SAI with the SEC.
This prospectus and the SAI are available online at www.MassMutual.com/Apex. For a free copy of other information about this policy, or general inquiries, you can contact our Administrative Office:
MassMutual Customer Service Center
PO Box 1865
Springfield, MA 01102-1865
(800) 272-2216
(866) 329-4527 (Fax)
www.MassMutual.com
MassMutualServiceCenter@MassMutual.com (Email Requests)
Reports and other information about the Separate Account, including the SAI, are also available on the SEC website (www.sec.gov) and can be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
You can also request, free of charge, a personalized illustration of death benefits, surrender values, and cash values from your registered representative or by calling our Administrative Office.
Investment Company Act file number: 811-09020
Securities Act file number: 333-274306
Class (Contract) Identifier: C000246539
LI5518

STATEMENT OF ADDITIONAL INFORMATION

C.M. LIFE INSURANCE COMPANY
(Depositor)

C.M. VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

APEX VUL®

April 28, 2025

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the statutory prospectus dated April 28, 2025, for the Apex VUL® policy. The Apex VUL policy and its statutory prospectus may be referred to in this SAI.

For a copy of the Apex VUL statutory prospectus, contact your registered representative, our Administrative Office by mail at PO Box 1865, Springfield, MA 01102-1865, or by phone (800) 272-2216, or access the internet at www.MassMutual.com/Apex, or access the Securities and Exchange Commission website at www.sec.gov.

TABLE OF CONTENTS

	SAI	Prospectus
General Information and History .......................	2	18
Company ............................................	2	18
The Separate Account ................................	2	19
Services ................................................	2
Additional Information About the Operation of the Policy and the Registrant ...............................	2
Purchase of Shares in Underlying Investment Funds ..	2
Annual Reports ......................................	2
Underwriters ...........................................	3	70
Commissions ........................................	3	70
Additional Information .................................	3
Underwriting Procedures .............................	3
Increases in Face Amount ............................	4	41
Performance Data ......................................	4
Experts ................................................	4
Financial Statements ...................................	5	73
The Registrant .......................................	5
The Depositor ........................................	5

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LI5518-SAI

GENERAL INFORMATION AND HISTORY

Company

In this Statement of Additional Information, the “Company,” “we,” “us,” and “our” refer to C.M. Life Insurance Company (C.M. Life). C.M. Life, which was incorporated on April 25, 1980, is a wholly owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual®). C.M. Life provides life insurance and annuities to individuals and group life insurance to institutions.

MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, MassMutual Strategic Distributors, Institutional Solutions and Worksite.

MassMutual was established on May 15, 1851 and is organized as a mutual life insurance company in Massachusetts. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001. C.M. Life’s home office is located at 200 Great Pond Drive, Suite 150, Windsor, Connecticut 06095.

The Separate Account

We established the C.M. Life Variable Life Separate Account I (Separate Account) on February 2, 1995 under Connecticut law. The Separate Account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the provisions of the Investment Company Act of 1940.

The Separate Account exists to keep your life insurance assets separate from our other Company assets. As such, any income, gains, or losses credited to, or charged against, the Separate Account reflect only the Separate Account’s own investment experience. At no time will the Separate Account reflect the investment experience of the Company’s other assets.

We may not use the assets in the Separate Account to pay any liabilities of the Company other than those arising from the policies. We may, however, transfer to our General Investment Account any assets that exceed anticipated obligations of the Separate Account. We are required to pay, from our general assets, if necessary, all amounts promised under the Apex VUL policies. In the event that the assets in the Separate Account exceed the liabilities, the Company may only withdraw seed capital and earned fees and charges.

SERVICES

The Company holds title to the assets of the Separate Account. The Company maintains the records and accounts relating to the Guaranteed Principal Account, the Separate Account, the segment within the Separate Account established to receive and invest premium payments for the policies, and the Divisions of that segment. The Company’s principal business address is 1295 State Street, Springfield, Massachusetts 01111-0001.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICY AND THE REGISTRANT

Purchase of Shares in Underlying Investment Funds

Shares are purchased and redeemed at net asset value. Fund dividends and capital gain distributions are automatically reinvested, unless the Company, on behalf of the Separate Account, elects otherwise.

Because the underlying Funds are also offered in variable annuity contracts, it is possible that conflicts could arise between the owners of variable life insurance policies and the owners of variable annuity contracts. If a conflict exists, the Fund’s board will notify the insurers and take appropriate action to eliminate the conflict. Additionally, if the insurer becomes aware of such conflicts, the insurer will work with the underlying Fund’s board to resolve the conflict.

Annual Reports

Each year within the 30 days following the Policy Anniversary, we will provide the Owner a report showing the following policy information:

•	the Account Value at the beginning of the previous Policy Year;

•	all premiums paid since that time;

•	all additions to and deductions from the Account Value during the year; and

•	the Account Value, death benefit, Net Surrender Value and Policy Debt as of the last Policy Anniversary.

This report may contain additional information if required by any applicable law or regulation.

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UNDERWRITERS

The policies are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the policies sold by its registered representatives, and MSD serves as principal underwriter for the policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MSD are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

As the policy was first offered for sale in 2024, compensation information can only be reported for one year. As of December 31, 2024, MMLIS and MSD were paid the compensation amounts shown below for their actions as principal underwriters for the policies described in the statutory prospectus.

Year	MMLIS	MSD
2024	$239,634	$12,966

This offering is on a continuous basis.

Commissions

Commissions are a percentage of the premium paid in each year of coverage and differ for premiums paid up to the Target Premium and for premiums paid in excess of the Target Premium. The Target Premium is based on the issue age, gender, and risk classification of the Insured.

Commissions for sales of the policies by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to its registered representatives. Commissions for sales of the policies by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.

As the policy was first offered for sale in 2024, commissions information can only be reported for one year. As of December 31, 2024, commissions as described in the statutory prospectus were paid by MassMutual through MMLIS and MSD as shown below.

Year	MMLIS	MSD
2024	$1,654,573	$106,795

ADDITIONAL INFORMATION

Underwriting Procedures

Before issuing a policy, we will require evidence of insurability that is satisfactory to us.

You must complete an application and submit it to our Administrative Office. We will usually require that the proposed insured have a medical examination. Acceptance is subject to completion of all underwriting requirements and our underwriting rules.

The Insured is assigned an underwriting risk classification which we use to calculate insurance and other charges. The insurance charge rate will not exceed those shown on the policy’s specifications pages. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality Table (2017 CSO). In some states unisex rates may be required; in those situations, the 2017 Commissioners’ Standard Ordinary (80) Ultimate, Smoker-Distinct, Age Nearest Birthday Mortality Table is used.

We may, however, charge less than the maximum monthly insurance charges shown in the policy’s specifications pages. In this case, the monthly insurance charges will be based on a number of factors including, but not limited to, our expectations for future mortality, investment earnings, persistency, tax and expense results, capital and reserve requirements, and profits. The expense component of these rates is used to offset sales and issue expenses, which decrease over time. Any change in these charges will apply to all individuals in the same class.

Special risk classifications are used when mortality experience in excess of the standard risk classifications is expected. These substandard risks will be charged a higher insurance charge rate that will not exceed rates based on a multiple of the 2017 CSO, male or female (unisex rates may be required in some situations), the Nonsmoker or Smoker Table, and age of the Insured on their nearest birthday plus any flat extra amount assessed. The multiple will be based on the Insured’s substandard rating.

3

There are five non-rated classifications: ultra preferred non-tobacco, select preferred non-tobacco, non-tobacco, select preferred tobacco, and tobacco.

Increases in Face Amount

A Face Amount increase is accomplished by issuing an additional insurance coverage segment. Each such segment has a distinct issue age and risk classification.

It is possible for risk classifications of prior segments to change in order to match the risk classification of a new segment. In cases where the risk classifications are different, the Company may change the risk classification of prior segments if doing so will reduce the insurance charges associated with the prior segments. However, the Company will not change the risk classifications of prior segments when the Face Amount increase coincides with a conversion of an existing term life insurance policy, unless evidence of insurability acceptable to us is provided. In addition, the Company will not change the risk classifications of prior segments if doing so will increase the insurance charges associated with the prior segments. Changing the risk classifications of prior segments may impact the maximum premium limits, MEC premiums and Minimum Death Benefit under the Cash Value Accumulation Test.

If you increase the Face Amount, the insurance charge and face amount charge will increase. In addition, a separate surrender charge schedule will apply during the first ten years of the segment’s coverage.

Premium payments received once an increase in Face Amount becomes effective will be allocated to each segment of the Face Amount. The premium allocation will be made on a pro rata basis using the Premium Expense Factor for each segment. If the Net Surrender Value is insufficient to continue the changed policy In Force for three months at the new monthly charges and interest, we will require a premium payment sufficient to increase the Net Surrender Value to such an amount.

PERFORMANCE DATA

From time to time, we may report historical performance for the Separate Account Divisions available under the policy. The investment performance figures are calculated using the actual historical performance of the investment options for the periods shown in the report. When applicable, the performance will include periods before the policy was available for sale.

The performance returns in these reports will reflect deductions for management fees and all other operating expenses of the underlying investment Funds and an annual deduction for the asset charge. The returns will not reflect any deductions from premiums, monthly charges assessed against the Account Value of the policies, policy surrender charges, or other policy charges, which, if deducted, would significantly reduce the returns.

From time to time, we may also report actual historical performance of the investment Funds underlying each Separate Account Division. These returns will reflect the Fund operating expenses but they will not reflect the asset charge, any deductions from premiums, monthly charges assessed against the Account Value of the policies, policy surrender charges, or other policy charges. If these expenses and charges were deducted, the rates of return would be significantly lower.

The rates of return we report will not be illustrative of how actual investment performance will affect the benefits under the policy. Neither are they necessarily indicative of future performance. Actual rates may be higher or lower than those reported.

We currently post investment performance reports for the underlying Funds available in Apex VUL at www.MassMutual.com/Apex. You can also request a copy of the most recent report from your registered representative or by calling our Administrative Office at (800) 272-2216, Monday – Friday, 8 AM to 8 PM Eastern Time. Questions about the information in these reports should be directed to your registered representative.

We may also distribute sales literature that includes historical performance of broad market indices, such as the Standard & Poor’s 500 Stock Index® and the Dow Jones Industrial Average. These indices are provided for informational purposes only.

EXPERTS

The financial statements of C.M. Life Variable Life Separate Account I as of December 31, 2024 and for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended and the statutory financial statements of C.M. Life Insurance Company (the Company) as of December 31, 2024 and 2023, and for each of the years in the three-year period ended December 31, 2024, each have been included in this Statement of Additional Information herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, each of which are also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated March 3, 2025, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of the Company are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are

4

presented fairly, in all material respects, in accordance with the statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

FINANCIAL STATEMENTS

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2024

Statements of Operations and Changes in Net Assets for the years ended December 31, 2024 and 2023

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2024 and 2023

Statutory Statements of Operations for the years ended December 31, 2024, 2023 and 2022

Statutory Statements of Changes in Surplus for the years ended December 31, 2024, 2023 and 2022

Statutory Statements of Cash Flows for the years ended December 31, 2024, 2023 and 2022

Notes to Statutory Financial Statements

5

LI5518-SAI

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Policy Owners of C.M. Life Variable Life Separate Account I:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in Appendix A that comprise C.M. Life Variable Life Separate Account I (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or for the periods indicated in Appendix A), and the related notes, including the financial highlights in Note 8, for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2024, and the results of their operations and the changes in their net assets for each of the years in the two-year period then ended (or for the periods indicated in Appendix A), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2049	F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix A

C.M. Life Variable Life Separate Account I was comprised of the following divisions. Statements of assets and liabilities as of December 31, 2024, statements of operations and changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended unless otherwise noted.

Divisions

American Funds Insurance Series® American High-Income Trust Division**

American Funds Insurance Series® Asset Allocation Division (Class 1)

American Funds Insurance Series® Asset Allocation Division(Class 2)

American Funds Insurance Series® Capital World Growth and Income Division American Funds Insurance Series® Global Growth Division

American Funds Insurance Series® Global Small Capitalization Division**

American Funds Insurance Series® Growth- Income Division

American Funds Insurance Series® International Growth and Income Division

American Funds Insurance Series® New World Division

American Funds Insurance Series® The Bond Fund of America Division

American Funds Insurance Series® Washington Mutual Investors Division (Class 1A)

American Funds Insurance Series® Washington Mutual Investors Division (Class 2)**

BlackRock High Yield V.I. Division

BlackRock Small Cap Index V.I. Division

(Class I)**

BlackRock Small Cap Index V.I. Division (Class III)

BlackRock Total Return V.I. Division

BNY Mellon MidCap Stock Division

Dimensional VA Global Bond Division*/**

Dimensional VA International Small Division*

Dimensional VA U.S. Targeted Value Division*

Dimensional VIT Inflation-Protected Securities Division*

DWS Small Cap Index Division

Eaton Vance VT Floating-Rate Income Division

Fidelity® VIP Bond Index Division (Initial Class)**

Fidelity® VIP Bond Index Division (Service Class 2)

Fidelity® VIP Contrafund® Division

Fidelity® VIP Extended Market Index Division (Initial Class)**

Fidelity® VIP Extended Market Index Division (Service Class)

Fidelity® VIP Freedom 2020 Division

Fidelity® VIP Freedom 2025 Division

Fidelity® VIP Freedom 2030 Division

Fidelity® VIP Freedom 2035 Division

Fidelity® VIP Freedom 2040 Division

Fidelity® VIP Freedom 2045 Division

Fidelity® VIP Freedom 2050 Division

Fidelity® VIP Freedom 2055 Division

Fidelity® VIP Freedom 2060 Division

Fidelity® VIP Freedom 2065 Division

Fidelity® VIP Freedom Income Division

Fidelity® VIP Growth Division Fidelity® VIP Health Care Division**

Fidelity® VIP Index 500 Division (Initial Class)***

Fidelity® VIP Index 500 Division (Service Class)

Fidelity® VIP International Index Division (Initial Class)**

Fidelity® VIP International Index Division (Service Class 2)

Fidelity® VIP Overseas Division Fidelity® VIP Real Estate Division (Initial Class)**

Fidelity® VIP Real Estate Division (Service Class)**

Fidelity® VIP Strategic Income Division** Fidelity® VIP Total Market Index Division**

Franklin Small Cap Value VIP Division

Franklin Strategic Income VIP Division

Goldman Sachs Core Fixed Income Division

Goldman Sachs International Equity Insights Division

LA2049	F-2

Goldman Sachs Mid Cap Growth Division

Goldman Sachs Mid Cap Value Division

Goldman Sachs Strategic Growth Division

Invesco Oppenheimer V.I. International Growth Division

Invesco V.I. Capital Appreciation Division

Invesco V.I. Core Plus Bond Division

Invesco V.I. Discovery Mid Cap Growth Division

Invesco V.I. Diversified Dividend Division

Invesco V.I. Global Division

Invesco V.I. Global Real Estate Division

Invesco V.I. Global Strategic Income Division

Invesco V.I. Government Money Market Division**

Invesco V.I. Health Care Division

Invesco V.I. Main Street Division

Invesco V.I. Small Cap Equity Division

Invesco V.I. Technology Division

Janus Henderson Balanced Division

Janus Henderson Forty Division

Janus Henderson Global Research Division

Janus Henderson Global Technology and Innovation Division**

LVIP American Century Capital Appreciation Division*

LVIP American Century Disciplined Core Value Division*

LVIP American Century Inflation Protection Division*

LVIP American Century International Division*

LVIP American Century Value Division*

Macquarie VIP Asset Strategy Division**

Macquarie VIP Emerging Markets Division*

Macquarie VIP Growth Division**

Macquarie VIP Science and Technology Division*/**

Macquarie VIP Small Cap Value Division*

MFS® Global Real Estate Division

MFS® Growth Series Division

MFS® International Intrinsic Value Division

MFS® Investors Trust Division

MFS® Mid Cap Value Division

MFS® New Discovery Division

MFS® Value Division

MML Aggressive Allocation Division

MML American Funds Core Allocation Division**

MML American Funds Growth Division

MML Balanced Allocation Division

MML Blend Division

MML Blue Chip Growth Division

MML Conservative Allocation Division

MML Dynamic Bond Division

MML Equity Division

MML Equity Income Division

MML Equity Index Division (Class II)

MML Equity Index Division (Class III)**

MML Focused Equity Division

MML Foreign Division

MML Fundamental Equity Division**

MML Fundamental Value Division**

MML Global Division (Service Class I)

MML Global Division (Class II)**

MML Growth Allocation Division

MML High Yield Division**

MML Income & Growth Division

MML Inflation-Protected and Income Division

MML International Equity Division**

MML iShares® 60/40 Allocation Division**

MML iShares® 80/20 Allocation Division**

MML Large Cap Growth Division

MML Managed Bond Division

MML Managed Volatility Division

MML Mid Cap Growth Division

MML Mid Cap Value Division

MML Moderate Allocation Division

MML Short-Duration Bond Division

MML Small Cap Equity Division

MML Small Cap Growth Equity Division

MML Small Company Value Division**

MML Small/Mid Cap Value Division**

MML Strategic Emerging Markets Division

MML Sustainable Equity Division**

MML Total Return Bond Division

MML U.S. Government Money Market Division

PIMCO CommodityRealReturn® Strategy Division**

PIMCO Global Bond Opportunities Division

PIMCO High Yield Division

PIMCO Income Division**

PIMCO Real Return Division

PIMCO Total Return Division

LA2049	F-3

Schwab® S&P 500 Index Portfolio**

T. Rowe Price Blue Chip Growth Division

T. Rowe Price Equity Income Division

T. Rowe Price Limited-Term Bond Division

T. Rowe Price Mid-Cap Growth Division

Templeton Foreign VIP Division

Templeton Global Bond VIP Division TOPS® Moderate Growth ETF Division**

Vanguard VIF Balanced Division

Vanguard VIF Capital Growth Division

Vanguard VIF Diversified Value Division

Vanguard VIF Equity Income Division

Vanguard VIF Global Bond Index Division**

Vanguard VIF Growth Division

Vanguard VIF International Division

Vanguard VIF Mid-Cap Index Division**

Vanguard VIF Real Estate Index Division

Vanguard VIF Short-Term Investment-Grade Division

Vest US Large Cap 10% Buffer Strategies VI Division**

*See Note 2 to the financial statements for the previous name of this division.

**Statement of assets and liabilities as of December 31, 2024 and statement of operations, statement of changes in net assets and financial highlights for the year then ended.

***Financial highlights for the year ended December 31, 2024.

LA2049	F-4

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
		(Class 1)	(Class 2)
ASSETS
Investments
Number of shares	12,209	19,553	501,393	-	10,045	1	206,802
Identified cost	$115,981	$487,063	$11,553,348	$-	$369,922	$11	$10,217,144
Value	$111,712	$509,150	$12,860,720	$-	$370,777	$10	$14,141,104
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	3	-	-	-	-
Total assets	111,712	509,150	12,860,723	-	370,777	10	14,141,104
LIABILITIES
Payable to C.M. Life Insurance Company	-	1	-	-	-	-	1
Total liabilities	-	1	-	-	-	-	1
NET ASSETS (For variable life insurance policies)	$111,712	$509,149	$12,860,723	$-	$370,777	$10	$14,141,103
Outstanding Units
Policy owners	99,264	428,976	2,472,109	-	343,163	11	1,772,517
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$5.37	$-	$-	$-	$8.29
Variable Universal Life	-	-	5.04	-	-	-	7.77
Survivorship Variable Universal Life II	-	-	5.37	-	-	-	8.29
C.M. Life Electrum Select(SM)	1.13	1.19	-	1.17	1.08	-	-
APEX VUL	-	-	-	-	-	0.95	-

See Notes to Financial Statements

F-5

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
				(Class 1A)	(Class 2)		(Class I)
ASSETS
Investments
Number of shares	11,709	1,107	9,073	3,103	1	32,841	14,718
Identified cost	$123,720	$29,161	$85,073	$53,457	$16	$224,886	$186,796
Value	$119,314	$29,523	$83,473	$52,091	$16	$226,928	$173,382
Dividends receivable	-	-	-	-	-	1,226	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	2	-
Total assets	119,314	29,523	83,473	52,091	16	228,156	173,382
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	-	-	-	-	4
Total liabilities	-	-	-	-	-	-	4
NET ASSETS (For variable life insurance policies)	$119,314	$29,523	$83,473	$52,091	$16	$228,156	$173,378
Outstanding Units
Policy owners	113,229	29,974	90,080	39,580	16	205,914	151,735
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.05	0.98	0.93	1.32	-	1.11	-
APEX VUL	-	-	-	-	0.98	-	1.14

See Notes to Financial Statements

F-6

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
	(Class III)
ASSETS
Investments
Number of shares	26,878	12,917	8,752	458	5,842	4,425	11,209
Identified cost	$298,922	$131,645	$170,394	$4,455	$65,558	$99,833	$105,715
Value	$315,274	$128,136	$178,885	$4,460	$67,707	$99,861	$100,545
Dividends receivable	-	481	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	315,274	128,617	178,885	4,460	67,707	99,861	100,545
LIABILITIES
Payable to C.M. Life Insurance Company	1	5	-	-	-	-	-
Total liabilities	1	5	-	-	-	-	-
NET ASSETS (For variable life insurance policies)	$315,273	$128,612	$178,885	$4,460	$67,707	$99,861	$100,545
Outstanding Units
Policy owners	298,274	139,933	152,157	4,305	66,908	77,388	107,310
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.06	0.92	1.18	1.04	1.01	1.29	0.94
APEX VUL	-	-	-	-	-	-	-

See Notes to Financial Statements

F-7

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	317,782	557	20,558	62,877	1,745,513	9,145	31,967
Identified cost	$4,598,372	$4,769	$202,739	$611,420	$69,769,256	$136,837	$401,406
Value	$4,614,201	$4,798	$195,509	$595,446	$101,135,039	$131,234	$456,804
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	1	-	-	-	-	-
Total assets	4,614,201	4,799	195,509	595,446	101,135,039	131,234	456,804
LIABILITIES
Payable to C.M. Life Insurance Company	1	-	1	1	34	8	1
Total liabilities	1	-	1	1	34	8	1
NET ASSETS (For variable life insurance policies)	$4,614,200	$4,799	$195,508	$595,445	$101,135,005	$131,226	$456,803
Outstanding Units
Policy owners	919,816	4,081	187,405	649,767	11,071,160	116,334	413,320
UNIT VALUE
Survivorship Variable Universal Life	$5.38	$-	$-	$-	$11.99	$-	$-
Variable Universal Life	4.83	-	-	-	9.74	-	-
Survivorship Variable Universal Life II	5.20	-	-	-	8.69	-	-
C.M. Life Electrum Select(SM)	-	1.18	-	0.92	1.33	-	1.11
APEX VUL	-	-	1.04	-	1.20	1.13	-

See Notes to Financial Statements

F-8

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	328	5,290	23,428	8,025	63,971	3,853	32,576
Identified cost	$4,088	$83,971	$358,201	$208,186	$1,721,166	$96,713	$798,607
Value	$4,147	$84,369	$382,807	$223,085	$1,741,303	$106,766	$814,403
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	4,147	84,369	382,807	223,085	1,741,303	106,766	814,403
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	1	1	1	1	-
Total liabilities	-	-	1	1	1	1	-
NET ASSETS (For variable life insurance policies)	$4,147	$84,369	$382,806	$223,084	$1,741,302	$106,765	$814,403
Outstanding Units
Policy owners	4,030	81,080	362,679	205,804	1,554,650	94,306	718,990
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.03	1.04	1.06	1.08	1.12	1.13	1.13
APEX VUL	-	-	-	-	-	-	-

See Notes to Financial Statements

F-9

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	10,874	18,563	137	35,514	7,861	2,068	6,440
Identified cost	$139,017	$235,295	$1,685	$410,453	$755,192	$78,558	$3,104,246
Value	$152,782	$257,289	$1,879	$391,004	$754,310	$74,522	$3,650,758
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	1	-	-	2
Total assets	152,782	257,289	1,879	391,005	754,310	74,522	3,650,760
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	-	-	-	2	-
Total liabilities	-	-	-	-	-	2	-
NET ASSETS (For variable life insurance policies)	$152,782	$257,289	$1,879	$391,005	$754,310	$74,520	$3,650,760
Outstanding Units
Policy owners	134,895	227,220	1,660	394,011	557,533	71,178	2,781,159
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.13	1.13	1.13	0.99	1.35	-	1.31
APEX VUL	-	-	-	-	-	1.05	-

See Notes to Financial Statements

F-10

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

						Fidelity®	Fidelity®
	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
	Division	Division	Division	Division	Division	Division	Division
	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	18,239	44,253	5,016	972	2,411	3,071	21,915
Identified cost	$206,528	$465,584	$131,085	$17,260	$45,120	$34,031	$454,020
Value	$197,533	$476,602	$127,761	$17,169	$42,335	$32,926	$461,977
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	1	-	-	-	-	-
Total assets	197,533	476,603	127,761	17,169	42,335	32,926	461,977
LIABILITIES
Payable to C.M. Life Insurance Company	7	-	4	5	-	7	5
Total liabilities	7	-	4	5	-	7	5
NET ASSETS (For variable life insurance policies)	$197,526	$476,603	$127,757	$17,164	$42,335	$32,919	$461,972
Outstanding Units
Policy owners	190,444	458,433	128,898	14,614	47,239	31,008	391,213
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	-	1.04	0.99	-	0.90	-	-
APEX VUL	1.04	-	1.02	1.17	-	1.06	1.18

See Notes to Financial Statements

F-11

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	327,502	16,088	44	28,032	5,727	14,387	591,589
Identified cost	$4,301,992	$142,527	$410	$271,319	$66,332	$230,786	$7,308,973
Value	$4,689,833	$143,988	$410	$246,402	$63,057	$242,702	$9,104,561
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	2	-	-	-
Total assets	4,689,833	143,988	410	246,404	63,057	242,702	9,104,561
LIABILITIES
Payable to C.M. Life Insurance Company	9	-	-	-	-	-	4
Total liabilities	9	-	-	-	-	-	4
NET ASSETS (For variable life insurance policies)	$4,689,824	$143,988	$410	$246,404	$63,057	$242,702	$9,104,557
Outstanding Units
Policy owners	767,582	143,088	449	220,317	58,676	208,245	1,520,672
UNIT VALUE
Survivorship Variable Universal Life	$7.38	$-	$-	$-	$-	$-	$7.28
Variable Universal Life	6.91	-	-	-	-	-	5.76
Survivorship Variable Universal Life II	7.38	-	-	-	-	-	6.21
C.M. Life Electrum Select(SM)	1.17	1.01	0.91	1.12	1.07	1.17	-
APEX VUL	-	-	-	-	-	-	-

See Notes to Financial Statements

F-12

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	2,050,475	1,159,205	493,490	817,980	43,072	1,570,644	10,300
Identified cost	$4,386,085	$55,615,210	$3,202,471	$59,687,484	$1,100,070	$58,380,008	$146,192
Value	$3,772,874	$73,203,771	$2,812,892	$63,827,001	$1,114,703	$62,810,039	$137,918
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	1	-	-	-
Total assets	3,772,874	73,203,771	2,812,892	63,827,002	1,114,703	62,810,039	137,918
LIABILITIES
Payable to C.M. Life Insurance Company	15	20	18	-	15	13	-
Total liabilities	15	20	18	-	15	13	-
NET ASSETS (For variable life insurance policies)	$3,772,859	$73,203,751	$2,812,874	$63,827,002	$1,114,688	$62,810,026	$137,918
Outstanding Units
Policy owners	1,437,440	11,268,281	1,735,150	13,509,731	607,327	8,115,298	165,853
UNIT VALUE
Survivorship Variable Universal Life	$3.16	$8.22	$1.52	$5.84	$2.54	$9.48	$-
Variable Universal Life	2.94	6.91	1.58	5.53	2.38	8.57	-
Survivorship Variable Universal Life II	3.16	4.99	1.70	2.94	2.54	5.41	-
C.M. Life Electrum Select(SM)	0.89	-	-	0.99	1.25	1.06	0.83
APEX VUL	0.99	-	-	1.15	-	1.09	-

See Notes to Financial Statements

F-13

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	1,676,912	5,575	43,972	957,950	14,081	82,216	85,227
Identified cost	$7,890,640	$5,575	$1,250,251	$20,451,205	$257,057	$1,614,306	$3,279,054
Value	$7,193,951	$5,575	$1,186,794	$19,551,753	$272,758	$1,956,749	$4,635,474
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	7,193,951	5,575	1,186,794	19,551,753	272,758	1,956,749	4,635,474
LIABILITIES
Payable to C.M. Life Insurance Company	10	-	3	20	-	5	7
Total liabilities	10	-	3	20	-	5	7
NET ASSETS (For variable life insurance policies)	$7,193,941	$5,575	$1,186,791	$19,551,733	$272,758	$1,956,744	$4,635,467
Outstanding Units
Policy owners	2,785,982	5,398	233,675	4,149,151	240,969	467,525	862,413
UNIT VALUE
Survivorship Variable Universal Life	$2.76	$-	$5.32	$5.82	$-	$4.43	$5.64
Variable Universal Life	2.58	-	4.98	4.62	-	4.13	5.29
Survivorship Variable Universal Life II	2.70	-	5.32	4.97	-	4.43	5.64
C.M. Life Electrum Select(SM)	1.00	1.03	-	1.24	1.13	-	-
APEX VUL	1.06	-	-	1.15	-	-	-

See Notes to Financial Statements

F-14

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	460,210	220,831	5,534	9,496	3,591,435	6,188	21,958
Identified cost	$18,741,008	$10,380,492	$113,947	$144,471	$32,094,142	$58,886	$231,781
Value	$26,406,835	$16,032,327	$116,832	$159,205	$30,760,640	$56,709	$234,598
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	23	-	-
Total assets	26,406,835	16,032,327	116,832	159,205	30,760,663	56,709	234,598
LIABILITIES
Payable to C.M. Life Insurance Company	12	9	3	-	-	-	-
Total liabilities	12	9	3	-	-	-	-
NET ASSETS (For variable life insurance policies)	$26,406,823	$16,032,318	$116,829	$159,205	$30,760,663	$56,709	$234,598
Outstanding Units
Policy owners	3,774,202	6,261,726	96,474	144,542	7,188,956	61,557	264,843
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$4.96	$-	$-
Variable Universal Life	6.81	2.50	-	-	4.26	-	-
Survivorship Variable Universal Life II	7.34	2.69	-	-	3.94	-	-
C.M. Life Electrum Select(SM)	-	-	-	1.10	-	0.92	0.89
APEX VUL	-	-	1.21	-	-	-	-

See Notes to Financial Statements

F-15

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	226,644	7	5,021	1,100	10,456	2,406	3,087
Identified cost	$2,542,590	$71	$106,282	$11,924	$271,305	$91,741	$38,897
Value	$2,771,624	$67	$113,019	$11,759	$304,161	$96,856	$38,495
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	2,771,624	67	113,019	11,759	304,161	96,856	38,495
LIABILITIES
Payable to C.M. Life Insurance Company	9	-	-	-	-	1	-
Total liabilities	9	-	-	-	-	1	-
NET ASSETS (For variable life insurance policies)	$2,771,615	$67	$113,019	$11,759	$304,161	$96,855	$38,495
Outstanding Units
Policy owners	475,960	61	129,483	11,815	239,514	88,077	46,731
UNIT VALUE
Survivorship Variable Universal Life	$6.05	$-	$-	$-	$-	$-	$-
Variable Universal Life	5.67	-	-	-	-	-	-
Survivorship Variable Universal Life II	6.05	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	-	-	0.87	-	1.27	1.10	0.82
APEX VUL	-	1.09	-	1.00	-	-	-

See Notes to Financial Statements

F-16

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	310	1,732	5,409	26,468	97,793	46,013	54,795
Identified cost	$18,610	$54,243	$180,268	$264,149	$1,790,431	$1,004,143	$500,593
Value	$22,700	$51,587	$214,966	$280,300	$1,350,516	$995,260	$499,731
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	22,700	51,587	214,966	280,300	1,350,516	995,260	499,731
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	15	-	5	-	5
Total liabilities	-	-	15	-	5	-	5
NET ASSETS (For variable life insurance policies)	$22,700	$51,587	$214,951	$280,300	$1,350,511	$995,260	$499,726
Outstanding Units
Policy owners	18,475	52,629	28,703	232,096	192,469	858,148	451,981
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$7.69	$-	$7.38	$-	$-
Variable Universal Life	-	-	7.21	-	6.91	-	-
Survivorship Variable Universal Life II	-	-	7.69	-	7.38	-	-
C.M. Life Electrum Select(SM)	1.23	0.98	-	1.21	-	1.16	1.14
APEX VUL	-	-	-	-	-	-	1.10

See Notes to Financial Statements

F-17

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	3,211	46,144	15,967	973,869	443,943	2,150	27,001
Identified cost	$35,023	$708,756	$138,623	$20,334,554	$7,609,403	$18,346	$223,412
Value	$34,907	$781,220	$138,117	$21,118,452	$8,949,892	$17,886	$219,249
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	8	-	-	-
Total assets	34,907	781,220	138,117	21,118,460	8,949,892	17,886	219,249
LIABILITIES
Payable to C.M. Life Insurance Company	2	9	2	-	13	-	-
Total liabilities	2	9	2	-	13	-	-
NET ASSETS (For variable life insurance policies)	$34,905	$781,211	$138,115	$21,118,460	$8,949,879	$17,886	$219,249
Outstanding Units
Policy owners	31,765	612,563	130,045	4,950,851	2,402,303	17,471	236,911
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$4.62	$5.94	$-	$-
Variable Universal Life	-	-	-	4.14	4.11	-	-
Survivorship Variable Universal Life II	-	-	-	4.42	4.42	-	-
C.M. Life Electrum Select(SM)	1.12	1.29	1.04	1.14	1.24	1.02	0.93
APEX VUL	1.09	1.23	1.07	1.12	1.25	1.07	1.04

See Notes to Financial Statements

F-18

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
			(Class II)	(Class III)
ASSETS
Investments
Number of shares	1,563,312	29,926	1,853,150	33,082	130	30,311	4,499
Identified cost	$41,122,508	$309,114	$52,744,903	$1,180,389	$996	$293,445	$50,117
Value	$47,597,323	$302,252	$66,491,026	$1,184,004	$969	$290,073	$51,688
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	12	-	-	-	-	-	-
Total assets	47,597,335	302,252	66,491,026	1,184,004	969	290,073	51,688
LIABILITIES
Payable to C.M. Life Insurance Company	-	6	12	4	-	-	9
Total liabilities	-	6	12	4	-	-	9
NET ASSETS (For variable life insurance policies)	$47,597,335	$302,246	$66,491,014	$1,184,000	$969	$290,073	$51,679
Outstanding Units
Policy owners	12,034,282	250,356	10,956,482	1,000,860	892	273,223	43,405
UNIT VALUE
Survivorship Variable Universal Life	$4.40	$-	$7.31	$-	$-	$-	$-
Variable Universal Life	3.98	-	6.16	-	-	-	-
Survivorship Variable Universal Life II	4.39	-	5.61	-	-	-	-
C.M. Life Electrum Select(SM)	1.27	1.21	-	-	1.18	1.06	1.24
APEX VUL	1.10	1.06	-	1.18	1.09	1.03	1.15

See Notes to Financial Statements

F-19

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
		(Service Class I)	(Class II)
ASSETS
Investments
Number of shares	1,165	4,163	811	103,874	936	8,083	177,268
Identified cost	$15,478	$16,311	$3,876	$802,157	$8,313	$82,859	$1,709,251
Value	$14,801	$16,443	$3,721	$817,491	$8,272	$79,461	$1,517,416
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	14,801	16,443	3,721	817,491	8,272	79,461	1,517,416
LIABILITIES
Payable to C.M. Life Insurance Company	3	-	2	4	1	7	6
Total liabilities	3	-	2	4	1	7	6
NET ASSETS (For variable life insurance policies)	$14,798	$16,443	$3,719	$817,487	$8,271	$79,454	$1,517,410
Outstanding Units
Policy owners	13,792	16,223	3,547	744,635	7,624	64,644	840,219
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$2.00
Variable Universal Life	-	-	-	-	-	-	1.87
Survivorship Variable Universal Life II	-	-	-	-	-	-	2.00
C.M. Life Electrum Select(SM)	1.29	1.01	-	1.11	1.10	1.28	0.95
APEX VUL	1.07	-	1.05	1.09	1.08	1.10	1.04

See Notes to Financial Statements

F-20

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	501	2,007	9,297	17,453	803,485	140,516	24,608
Identified cost	$5,357	$21,549	$102,531	$280,477	$9,718,007	$1,764,278	$265,267
Value	$5,108	$21,311	$104,130	$300,190	$8,651,364	$1,899,119	$278,807
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	1	-	-
Total assets	5,108	21,311	104,130	300,190	8,651,365	1,899,119	278,807
LIABILITIES
Payable to C.M. Life Insurance Company	2	5	8	5	-	14	8
Total liabilities	2	5	8	5	-	14	8
NET ASSETS (For variable life insurance policies)	$5,106	$21,306	$104,122	$300,185	$8,651,365	$1,899,105	$278,799
Outstanding Units
Policy owners	5,056	19,441	93,316	218,651	3,746,878	683,998	264,614
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$2.68	$2.85	$-
Variable Universal Life	-	-	-	-	2.40	2.66	-
Survivorship Variable Universal Life II	-	-	-	-	2.59	2.85	-
C.M. Life Electrum Select(SM)	1.04	-	-	1.48	0.94	1.15	1.05
APEX VUL	1.01	1.10	1.12	1.27	1.06	1.12	1.10

See Notes to Financial Statements

F-21

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			MML
	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	28,251	773	3,670	1,549,043	746,851	952	19,604
Identified cost	$234,356	$6,926	$32,852	$15,054,389	$8,875,140	$8,763	$179,345
Value	$229,398	$6,990	$33,467	$17,953,344	$8,102,649	$8,591	$180,360
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	229,398	6,990	33,467	17,953,344	8,102,649	8,591	180,360
LIABILITIES
Payable to C.M. Life Insurance Company	4	-	-	13	7	3	1
Total liabilities	4	-	-	13	7	3	1
NET ASSETS (For variable life insurance policies)	$229,394	$6,990	$33,467	$17,953,331	$8,102,642	$8,588	$180,359
Outstanding Units
Policy owners	198,264	6,498	31,851	2,653,554	2,164,128	7,991	162,057
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$6.34	$6.23	$-	$-
Variable Universal Life	-	-	-	7.24	4.63	-	-
Survivorship Variable Universal Life II	-	-	-	7.01	4.99	-	-
C.M. Life Electrum Select(SM)	1.17	1.07	1.05	1.15	1.02	1.09	1.12
APEX VUL	1.07	1.08	1.05	1.12	1.12	1.07	1.10

See Notes to Financial Statements

F-22

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	63,945	7,407	7,332	10,727,833	45,259	8,121	12,398
Identified cost	$351,729	$122,548	$64,277	$10,727,833	$249,950	$76,037	$87,752
Value	$334,431	$123,323	$64,010	$10,727,833	$251,641	$75,037	$89,764
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	205	1	-	-
Total assets	334,431	123,323	64,010	10,728,038	251,642	75,037	89,764
LIABILITIES
Payable to C.M. Life Insurance Company	3	1	1	-	-	3	-
Total liabilities	3	1	1	-	-	3	-
NET ASSETS (For variable life insurance policies)	$334,428	$123,322	$64,009	$10,728,038	$251,642	$75,034	$89,764
Outstanding Units
Policy owners	414,678	98,101	70,282	8,177,473	233,040	80,119	82,701
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$1.50	$-	$-	$-
Variable Universal Life	-	-	-	1.35	-	-	-
Survivorship Variable Universal Life II	-	-	-	1.38	-	-	-
C.M. Life Electrum Select(SM)	0.80	1.26	0.90	1.11	1.08	0.94	1.09
APEX VUL	0.99	1.14	1.05	1.03	-	-	-

See Notes to Financial Statements

F-23

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	717	408	12,856	1,462	116,187	274,536	548
Identified cost	$7,186	$4,752	$118,436	$127,931	$4,608,155	$7,549,353	$2,548
Value	$7,092	$4,702	$116,221	$126,397	$6,981,689	$7,805,048	$2,571
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	1	-	-	-	-	-
Total assets	7,092	4,703	116,221	126,397	6,981,689	7,805,048	2,571
LIABILITIES
Payable to C.M. Life Insurance Company	2	-	3	-	4	1	-
Total liabilities	2	-	3	-	4	1	-
NET ASSETS (For variable life insurance policies)	$7,090	$4,703	$116,218	$126,397	$6,981,685	$7,805,047	$2,571
Outstanding Units
Policy owners	6,743	4,980	124,824	108,951	642,001	1,440,730	2,444
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$11.37	$5.65	$-
Variable Universal Life	-	-	-	-	10.65	5.30	-
Survivorship Variable Universal Life II	-	-	-	-	11.37	5.65	-
C.M. Life Electrum Select(SM)	-	0.94	0.93	1.16	-	-	1.05
APEX VUL	1.05	-	-	-	-	-	-

See Notes to Financial Statements

F-24

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	2,159,928	321,508	892	46,465	7,691	4,741	4,396
Identified cost	$60,782,514	$4,396,292	$11,549	$725,895	$178,802	$216,237	$66,582
Value	$62,529,913	$4,423,949	$10,758	$711,849	$190,500	$241,516	$73,192
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	7	2	-	-	-	-	-
Total assets	62,529,920	4,423,951	10,758	711,849	190,500	241,516	73,192
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	-	-	1	-	-
Total liabilities	-	-	-	-	1	-	-
NET ASSETS (For variable life insurance policies)	$62,529,920	$4,423,951	$10,758	$711,849	$190,499	$241,516	$73,192
Outstanding Units
Policy owners	5,824,536	2,216,851	12,292	646,044	167,046	191,681	58,819
UNIT VALUE
Survivorship Variable Universal Life	$12.31	$2.21	$-	$-	$-	$-	$-
Variable Universal Life	11.00	1.93	-	-	-	-	-
Survivorship Variable Universal Life II	8.94	2.08	-	-	-	-	-
C.M. Life Electrum Select(SM)	-	-	0.88	1.10	1.14	1.26	1.24
APEX VUL	-	-	-	-	-	-	-

See Notes to Financial Statements

F-25

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	82,364	5,103	1,511	-	7,226	19,985	9,715
Identified cost	$1,936,911	$94,626	$46,381	$-	$197,928	$241,679	$97,340
Value	$2,064,044	$93,947	$50,838	$-	$193,950	$234,622	$101,227
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	5	-	-	-	-	1	-
Total assets	2,064,049	93,947	50,838	-	193,950	234,623	101,227
LIABILITIES
Payable to C.M. Life Insurance Company	-	5	-	-	6	-	-
Total liabilities	-	5	-	-	6	-	-
NET ASSETS (For variable life insurance policies)	$2,064,049	$93,942	$50,838	$-	$193,944	$234,623	$101,227
Outstanding Units
Policy owners	1,621,028	89,973	40,583	-	172,636	237,483	96,335
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.27	-	1.25	0.89	1.10	0.90	1.05
APEX VUL	-	1.04	-	-	1.13	1.15	-

See Notes to Financial Statements

F-26

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

Vest
US Large Cap
10% Buffer
Strategies V.I.
Division
ASSETS
Investments
Number of shares	1,269
Identified cost	$33,316
Value	$33,143
Dividends receivable	-
Receivable from C.M. Life Insurance Company	-
Total assets	33,143
LIABILITIES
Payable to C.M. Life Insurance Company	6
Total liabilities	6
NET ASSETS (For variable life insurance policies)	$33,137
Outstanding Units
Policy owners	29,754
UNIT VALUE
Survivorship Variable Universal Life	$-
Variable Universal Life	-
Survivorship Variable Universal Life II	-
C.M. Life Electrum Select(SM)	-
APEX VUL	1.11

See Notes to Financial Statements

F-27

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
		(Class 1)	(Class 2)
Investment income
Dividends	$4,996	$11,416	$265,480	$-	$5,440	$-	$148,355
Expenses
Mortality and expense risk charge and administrative expense charges	72	1,712	47,976	78	1,122	-	56,932
Net investment income (loss)	4,924	9,704	217,504	(78)	4,318	-	91,423
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	262	649	74,705	11,045	2,628	-	223,880
Realized gain distribution	-	18,076	510,522	-	5,757	-	588,481
Realized gain (loss)	262	18,725	585,227	11,045	8,385	-	812,361
Change in net unrealized appreciation (depreciation) of investments	(4,270)	21,161	953,856	(6,845)	(3,930)	-	1,860,892
Net gain (loss) on investments	(4,008)	39,886	1,539,083	4,200	4,455	-	2,673,253
Net increase (decrease) in net assets resulting from operations	916	49,590	1,756,587	4,122	8,773	-	2,764,676
Capital transactions:
Transfers of net premiums	115,470	78,078	350,013	-	217,231	-	256,624
Transfers due to death benefits	-	-	(44,944)	-	-	-	(89,244)
Transfers due to withdrawal of funds	21	(3)	(6,406)	-	84	(1)	(149,476)
Transfers due to policy loans, net of repayments	-	-	(51,874)	-	-	-	(90,945)
Transfers due to charges for administrative and insurance costs	(585)	(4,511)	(350,474)	(590)	(3,380)	-	(299,914)
Transfers between Divisions and (to) from General Account	(4,110)	362,396	197,064	(68,084)	97,117	11	(174,447)
Net increase (decrease) in net assets resulting from capital transactions	110,796	435,960	93,379	(68,674)	311,052	10	(547,402)
Total increase (decrease)	111,712	485,550	1,849,966	(64,552)	319,825	10	2,217,274
NET ASSETS, at beginning of the year	-	23,599	11,010,757	64,552	50,952	-	11,923,829
NET ASSETS, at end of the year	$111,712	$509,149	$12,860,723	$-	$370,777	$10	$14,141,103

See Notes to Financial Statements

F-28

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
				(Class 1A)	(Class 2)		(Class I)
Investment income
Dividends	$2,540	$443	$3,303	$608	$-	$10,388	$1,906
Expenses
Mortality and expense risk charge and administrative expense charges	313	179	219	33	-	656	25
Net investment income (loss)	2,227	264	3,084	575	-	9,732	1,881
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	792	3,240	(476)	1,870	-	2,428	847
Realized gain distribution	-	176	-	-	-	-	5,257
Realized gain (loss)	792	3,416	(476)	1,870	-	2,428	6,104
Change in net unrealized appreciation (depreciation) of investments	(5,824)	(1,535)	(1,451)	(2,580)	-	(1,395)	(13,413)
Net gain (loss) on investments	(5,032)	1,881	(1,927)	(710)	-	1,033	(7,309)
Net increase (decrease) in net assets resulting from operations	(2,805)	2,145	1,157	(135)	-	10,765	(5,428)
Capital transactions:
Transfers of net premiums	96,886	11,785	62,694	1,445	-	129,637	172,897
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	25	-	(3)	-	-	38	(283)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,222)	(356)	(1,596)	(173)	-	(2,039)	(11,529)
Transfers between Divisions and (to) from General Account	(7,563)	(1,509)	(5,761)	38,957	16	(5,742)	17,721
Net increase (decrease) in net assets resulting from capital transactions	88,126	9,920	55,334	40,229	16	121,894	178,806

Total increase (decrease)	85,321	12,065	56,491	40,094	16	132,659	173,378
NET ASSETS, at beginning of the year	33,993	17,458	26,982	11,997	-	95,497	-
NET ASSETS, at end of the year	$119,314	$29,523	$83,473	$52,091	$16	$228,156	$173,378

See Notes to Financial Statements

F-29

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
	(Class III)
Investment income
Dividends	$4,292	$2,351	$555	$-	$2,195	$1,371	$2,435
Expenses
Mortality and expense risk charge and administrative expense charges	1,616	225	229	-	371	537	175
Net investment income (loss)	2,676	2,126	326	-	1,824	834	2,260
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,016	(23)	6,723	-	248	569	(100)
Realized gain distribution	14,280	-	1,313	-	1,716	6,679	-
Realized gain (loss)	20,296	(23)	8,036	-	1,964	7,248	(100)
Change in net unrealized appreciation (depreciation) of investments	2,384	(3,509)	3,735	5	(1,916)	(1,698)	(3,384)
Net gain (loss) on investments	22,680	(3,532)	11,771	5	48	5,550	(3,484)
Net increase (decrease) in net assets resulting from operations	25,356	(1,406)	12,097	5	1,872	6,384	(1,224)
Capital transactions:
Transfers of net premiums	70,976	153,669	156,790	-	5,464	11,817	85,844
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(29)	(4)	-	-	(1)	-	34
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(3,806)	(1,370)	(3,121)	-	(1,584)	(2,397)	(757)

Transfers between Divisions and (to) from General Account	(24,373)	(22,277)	(70,152)	4,455	4,170	3,239	-
Net increase (decrease) in net assets resulting from capital transactions	42,768	130,018	83,517	4,455	8,049	12,659	85,121
Total increase (decrease)	68,124	128,612	95,614	4,460	9,921	19,043	83,897
NET ASSETS, at beginning of the year	247,149	-	83,271	-	57,786	80,818	16,648
NET ASSETS, at end of the year	$315,273	$128,612	$178,885	$4,460	$67,707	$99,861	$100,545

See Notes to Financial Statements

F-30

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Investment income
Dividends	$52,263	$365	$4,518	$12,296	$177,856	$881	$4,943
Expenses
Mortality and expense risk charge and administrative expense charges	18,605	16	42	566	438,557	17	1,102
Net investment income (loss)	33,658	349	4,476	11,730	(260,701)	864	3,841
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(68,029)	4	141	(37)	3,782,939	348	8,980
Realized gain distribution	122,492	-	-	-	11,358,004	-	-
Realized gain (loss)	54,463	4	141	(37)	15,140,943	348	8,980
Change in net unrealized appreciation (depreciation) of investments	362,076	(28)	(7,230)	(16,224)	10,956,758	(5,603)	28,198
Net gain (loss) on investments	416,539	(24)	(7,089)	(16,261)	26,097,701	(5,255)	37,178
Net increase (decrease) in net assets resulting from operations	450,197	325	(2,613)	(4,531)	25,837,000	(4,391)	41,019
Capital transactions:
Transfers of net premiums	90,364	-	195,989	570,635	2,053,280	137,433	142,877
Transfers due to death benefits	(28,015)	-	-	-	(415,768)	-	-
Transfers due to withdrawal of funds	(86,209)	1	(136)	117	(2,625,169)	(200)	156
Transfers due to policy loans, net of repayments	(35,826)	-	-	-	(1,312,179)	-	-
Transfers due to charges for administrative and insurance costs	(89,840)	(65)	(8,742)	(5,150)	(2,382,069)	(6,940)	(3,666)
Transfers between Divisions and (to) from General Account	(254,916)	562	11,010	(3,013)	438,295	5,324	(15,573)
Net increase (decrease) in net assets resulting from capital transactions	(404,442)	498	198,121	562,589	(4,243,610)	135,617	123,794

Total increase (decrease)	45,755	823	195,508	558,058	21,593,390	131,226	164,813
NET ASSETS, at beginning of the year	4,568,445	3,976	-	37,387	79,541,615	-	291,990
NET ASSETS, at end of the year	$4,614,200	$4,799	$195,508	$595,445	$101,135,005	$131,226	$456,803

See Notes to Financial Statements

F-31

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$116	$3,238	$8,099	$3,872	$22,354	$1,262	$9,409
Expenses
Mortality and expense risk charge and administrative expense charges	15	1,277	1,353	739	5,550	337	2,510
Net investment income (loss)	101	1,961	6,746	3,133	16,804	925	6,899
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	20	49,582	5,874	8,108	107,828	3,119	47,541
Realized gain distribution	115	160	826	2,455	16,614	1,371	6,438
Realized gain (loss)	135	49,742	6,700	10,563	124,442	4,490	53,979
Change in net unrealized appreciation (depreciation) of investments	41	(14,091)	15,334	3,188	(17,657)	3,797	459
Net gain (loss) on investments	176	35,651	22,034	13,751	106,785	8,287	54,438
Net increase (decrease) in net assets resulting from operations	277	37,612	28,780	16,884	123,589	9,212	61,337
Capital transactions:
Transfers of net premiums	-	104,983	94,496	75,425	1,430,608	30,783	578,414
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	2	2	(2)	9	-	5
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(58)	(3,379)	(4,693)	(2,074)	(39,042)	(789)	(17,841)

Transfers between Divisions and (to) from General Account	3,551	(298,216)	80,480	(12,840)	(332,083)	4,432	(28,686)
Net increase (decrease) in net assets resulting from capital transactions	3,493	(196,610)	170,285	60,509	1,059,492	34,426	531,892
Total increase (decrease)	3,770	(158,998)	199,065	77,393	1,183,081	43,638	593,229
NET ASSETS, at beginning of the year	377	243,367	183,741	145,691	558,221	63,127	221,174
NET ASSETS, at end of the year	$4,147	$84,369	$382,806	$223,084	$1,741,302	$106,765	$814,403

See Notes to Financial Statements

F-32

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,767	$2,890	$20	$11,942	$-	$-	$37,111
Expenses
Mortality and expense risk charge and administrative expense charges	504	788	6	502	2,847	23	12,119
Net investment income (loss)	1,263	2,102	14	11,440	(2,847)	(23)	24,992
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,183	2,228	136	4,057	54,799	147	156,145
Realized gain distribution	2,100	3,380	18	241	156,092	-	2,074
Realized gain (loss)	8,283	5,608	154	4,298	210,891	147	158,219
Change in net unrealized appreciation (depreciation) of investments	4,887	14,231	16	(20,113)	(60,399)	(4,035)	382,754
Net gain (loss) on investments	13,170	19,839	170	(15,815)	150,492	(3,888)	540,973
Net increase (decrease) in net assets resulting from operations	14,433	21,941	184	(4,375)	147,645	(3,911)	565,965
Capital transactions:
Transfers of net premiums	50,646	79,358	544	39,434	242,763	77,688	1,343,120
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	-	-	(2)	23	(13)	681
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,173)	(3,393)	(15)	(1,749)	(13,448)	(3,086)	(41,412)
Transfers between Divisions and (to) from General Account	37	55,020	(876)	312,458	(74,857)	3,842	422,421
Net increase (decrease) in net assets resulting from capital transactions	49,510	130,985	(347)	350,141	154,481	78,431	1,724,810

Total increase (decrease)	63,943	152,926	(163)	345,766	302,126	74,520	2,290,775
NET ASSETS, at beginning of the year	88,839	104,363	2,042	45,239	452,184	-	1,359,985
NET ASSETS, at end of the year	$152,782	$257,289	$1,879	$391,005	$754,310	$74,520	$3,650,760

See Notes to Financial Statements

F-33

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
						Fidelity®	Fidelity®
	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
	Division	Division	Division	Division	Division	Division	Division
	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Investment income
Dividends	$2,736	$11,054	$2,128	$437	$1,509	$851	$3,416
Expenses
Mortality and expense risk charge and administrative expense charges	28	993	622	5	64	7	114
Net investment income (loss)	2,708	10,061	1,506	432	1,445	844	3,302
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	69	(858)	5,682	36	1	38	2,458
Realized gain distribution	-	-	5,991	-	-	-	-
Realized gain (loss)	69	(858)	11,673	36	1	38	2,458
Change in net unrealized appreciation (depreciation) of investments	(8,995)	(3,520)	(8,294)	(91)	(2,785)	(1,105)	7,958
Net gain (loss) on investments	(8,926)	(4,378)	3,379	(55)	(2,784)	(1,067)	10,416
Net increase (decrease) in net assets resulting from operations	(6,218)	5,683	4,885	377	(1,339)	(223)	13,718
Capital transactions:
Transfers of net premiums	203,803	248,439	54,827	17,004	1,491	36,537	480,232
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(273)	39	269	(1)	-	(123)	(91)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	(7,382)
Transfers due to charges for administrative and insurance costs	(12,353)	(4,880)	(2,226)	(793)	(34)	(3,244)	(54,657)
Transfers between Divisions and (to) from General Account	12,567	(11,768)	(35,860)	577	42,217	(28)	30,152
Net increase (decrease) in net assets resulting from capital transactions	203,744	231,830	17,010	16,787	43,674	33,142	448,254

Total increase (decrease)	197,526	237,513	21,895	17,164	42,335	32,919	461,972
NET ASSETS, at beginning of the year	-	239,090	105,862	-	-	-	-
NET ASSETS, at end of the year	$197,526	$476,603	$127,757	$17,164	$42,335	$32,919	$461,972

See Notes to Financial Statements

F-34

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$41,111	$-	$59	$7,246	$-	$2,416	$-
Expenses
Mortality and expense risk charge and administrative expense charges	19,140	146	7	449	20	988	33,714
Net investment income (loss)	21,971	(146)	52	6,797	(20)	1,428	(33,714)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(129,734)	42	195	3,018	24	(3,056)	12,857
Realized gain distribution	101,612	-	-	8,430	701	13,813	668,592
Realized gain (loss)	(28,122)	42	195	11,448	725	10,757	681,449
Change in net unrealized appreciation (depreciation) of investments	472,974	1,462	(7)	(27,787)	(3,838)	12,471	1,604,230
Net gain (loss) on investments	444,852	1,504	188	(16,339)	(3,113)	23,228	2,285,679
Net increase (decrease) in net assets resulting from operations	466,823	1,358	240	(9,542)	(3,133)	24,656	2,251,965
Capital transactions:
Transfers of net premiums	173,154	144,575	-	231,321	-	6,993	129,194
Transfers due to death benefits	(16,517)	-	-	-	-	-	(94,643)
Transfers due to withdrawal of funds	(192,328)	-	-	4	(1,548)	(3)	(99,082)
Transfers due to policy loans, net of repayments	(36,546)	-	-	-	-	-	(87,306)
Transfers due to charges for administrative and insurance costs	(138,214)	(1,945)	(30)	(3,531)	(130)	(1,655)	(208,949)
Transfers between Divisions and (to) from General Account	78,196	-	(209)	(19,152)	62,526	(152,069)	(7,028)
Net increase (decrease) in net assets resulting from capital transactions	(132,255)	142,630	(239)	208,642	60,848	(146,734)	(367,814)

Total increase (decrease)	334,568	143,988	1	199,100	57,715	(122,078)	1,884,151
NET ASSETS, at beginning of the year	4,355,256	-	409	47,304	5,342	364,780	7,220,406
NET ASSETS, at end of the year	$4,689,824	$143,988	$410	$246,404	$63,057	$242,702	$9,104,557

See Notes to Financial Statements

F-35

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$26,135	$-	$103,243	$-	$19,653	$-	$3,670
Expenses
Mortality and expense risk charge and administrative expense charges	16,197	309,515	11,867	287,416	3,388	301,898	223
Net investment income (loss)	9,938	(309,515)	91,376	(287,416)	16,265	(301,898)	3,447
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(73,254)	905	(45,322)	421,984	(971)	1,271,238	(99)
Realized gain distribution	268,025	-	-	-	41,830	3,612,347	-
Realized gain (loss)	194,771	905	(45,322)	421,984	40,859	4,883,585	(99)
Change in net unrealized appreciation (depreciation) of investments	(294,419)	19,401,157	26,020	12,415,830	39,723	4,223,565	(8,489)
Net gain (loss) on investments	(99,648)	19,402,062	(19,302)	12,837,814	80,582	9,107,150	(8,588)
Net increase (decrease) in net assets resulting from operations	(89,710)	19,092,547	72,074	12,550,398	96,847	8,805,252	(5,141)
Capital transactions:
Transfers of net premiums	333,080	1,474,276	126,102	1,532,758	391,249	1,658,351	144,576
Transfers due to death benefits	(14,339)	(708,201)	(4,920)	(166,432)	-	(648,908)	-
Transfers due to withdrawal of funds	(231,947)	(2,580,434)	(86,016)	(2,081,795)	(7,506)	(2,160,200)	(1)
Transfers due to policy loans, net of repayments	(41,416)	(903,111)	(19,494)	(1,058,593)	(17,986)	(897,599)	-
Transfers due to charges for administrative and insurance costs	(157,570)	(1,797,335)	(104,496)	(1,522,215)	(38,466)	(1,742,852)	(2,075)
Transfers between Divisions and (to) from General Account	(81,643)	20,493	39,056	402,599	(46,288)	425,189	(10,044)
Net increase (decrease) in net assets resulting from capital transactions	(193,835)	(4,494,312)	(49,768)	(2,893,678)	281,003	(3,366,019)	132,456

Total increase (decrease)	(283,545)	14,598,235	22,306	9,656,720	377,850	5,439,233	127,315
NET ASSETS, at beginning of the year	4,056,404	58,605,516	2,790,568	54,170,282	736,838	57,370,793	10,603
NET ASSETS, at end of the year	$3,772,859	$73,203,751	$2,812,874	$63,827,002	$1,114,688	$62,810,026	$137,918

See Notes to Financial Statements

F-36

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$220,284	$15	$-	$-	$266	$-	$81,187
Expenses
Mortality and expense risk charge and administrative expense charges	31,384	2	5,828	84,697	643	8,781	21,897
Net investment income (loss)	188,900	13	(5,828)	(84,697)	(377)	(8,781)	59,290
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(167,820)	-	8,522	(513,998)	(430)	(229,273)	182,385
Realized gain distribution	-	-	-	1,851,236	9,409	78,611	-
Realized gain (loss)	(167,820)	-	8,522	1,337,238	8,979	(150,662)	182,385
Change in net unrealized appreciation (depreciation) of investments	161,748	-	38,115	2,501,347	16,503	669,832	380,083
Net gain (loss) on investments	(6,072)	-	46,637	3,838,585	25,482	519,170	562,468
Net increase (decrease) in net assets resulting from operations	182,828	13	40,809	3,753,888	25,105	510,389	621,758
Capital transactions:
Transfers of net premiums	355,629	13	19,287	394,143	64,639	53,496	86,643
Transfers due to death benefits	(27,234)	-	-	(18,436)	-	-	(39,727)
Transfers due to withdrawal of funds	(135,921)	-	(11,319)	(453,695)	(932)	(52,622)	(153,273)
Transfers due to policy loans, net of repayments	(82,945)	-	(27,403)	(242,777)	-	(25,965)	(21,616)
Transfers due to charges for administrative and insurance costs	(313,071)	(3)	(36,262)	(365,694)	(2,112)	(75,571)	(143,272)
Transfers between Divisions and (to) from General Account	(95,282)	5,552	134,281	(78,348)	62,508	(209,144)	(13,887)
Net increase (decrease) in net assets resulting from capital transactions	(298,824)	5,562	78,584	(764,807)	124,103	(309,806)	(285,132)

Total increase (decrease)	(115,996)	5,575	119,393	2,989,081	149,208	200,583	336,626
NET ASSETS, at beginning of the year	7,309,937	-	1,067,398	16,562,652	123,550	1,756,161	4,298,841
NET ASSETS, at end of the year	$7,193,941	$5,575	$1,186,791	$19,551,733	$272,758	$1,956,744	$4,635,467

See Notes to Financial Statements

F-37

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$26,848	$115,449	$-	$-	$402,319	$1,878	$3,451
Expenses
Mortality and expense risk charge and administrative expense charges	109,874	68,935	32	336	146,757	58	530
Net investment income (loss)	(83,026)	46,514	(32)	(336)	255,562	1,820	2,921
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	794,034	543,506	11	25,691	270,167	13	387
Realized gain distribution	1,401,369	485,065	-	9,842	-	-	-
Realized gain (loss)	2,195,403	1,028,571	11	35,533	270,167	13	387
Change in net unrealized appreciation (depreciation) of investments	3,854,722	2,000,408	2,885	(1,165)	3,038,263	(2,177)	(2,760)
Net gain (loss) on investments	6,050,125	3,028,979	2,896	34,368	3,308,430	(2,164)	(2,373)
Net increase (decrease) in net assets resulting from operations	5,967,099	3,075,493	2,864	34,032	3,563,992	(344)	548
Capital transactions:
Transfers of net premiums	381,371	331,030	114,143	143,044	811,456	57,830	88,261
Transfers due to death benefits	(41,154)	(82,423)	-	-	(142,921)	-	-
Transfers due to withdrawal of funds	(679,473)	(292,982)	(120)	(1)	(858,474)	-	(1)
Transfers due to policy loans, net of repayments	(305,727)	(253,315)	-	-	(449,044)	-	-
Transfers due to charges for administrative and insurance costs	(536,728)	(309,595)	(5,780)	(2,173)	(958,895)	(777)	(1,476)
Transfers between Divisions and (to) from General Account	(706,984)	29,489	5,722	(167,278)	(77,656)	-	(1,634)
Net increase (decrease) in net assets resulting from capital transactions	(1,888,695)	(577,796)	113,965	(26,408)	(1,675,534)	57,053	85,150

Total increase (decrease)	4,078,404	2,497,697	116,829	7,624	1,888,458	56,709	85,698
NET ASSETS, at beginning of the year	22,328,419	13,534,621	-	151,581	28,872,205	-	148,900
NET ASSETS, at end of the year	$26,406,823	$16,032,318	$116,829	$159,205	$30,760,663	$56,709	$234,598

See Notes to Financial Statements

F-38

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$81,354	$1	$2,473	$-	$-	$438	$697
Expenses
Mortality and expense risk charge and administrative expense charges	11,944	-	226	-	628	129	111
Net investment income (loss)	69,410	1	2,247	-	(628)	309	586
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	94,317	-	220	-	2,069	38	(568)
Realized gain distribution	159,367	2	-	-	4,184	1,647	-
Realized gain (loss)	253,684	2	220	-	6,253	1,685	(568)
Change in net unrealized appreciation (depreciation) of investments	(84,218)	(4)	1,448	(165)	30,571	4,082	(222)
Net gain (loss) on investments	169,466	(2)	1,668	(165)	36,824	5,767	(790)
Net increase (decrease) in net assets resulting from operations	238,876	(1)	3,915	(165)	36,196	6,076	(204)
Capital transactions:
Transfers of net premiums	71,703	96	5,180	12,000	5,140	52,633	2,163
Transfers due to death benefits	(32,697)	-	-	-	-	-	-
Transfers due to withdrawal of funds	(256,308)	-	-	-	-	(1)	-
Transfers due to policy loans, net of repayments	(17,110)	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(84,835)	(28)	(1,687)	(76)	(2,197)	(571)	(559)
Transfers between Divisions and (to) from General Account	44,857	-	(6,410)	-	231,320	5,538	25,057
Net increase (decrease) in net assets resulting from capital transactions	(274,390)	68	(2,917)	11,924	234,263	57,599	26,661

Total increase (decrease)	(35,514)	67	998	11,759	270,459	63,675	26,457
NET ASSETS, at beginning of the year	2,807,129	-	112,021	-	33,702	33,180	12,038
NET ASSETS, at end of the year	$2,771,615	$67	$113,019	$11,759	$304,161	$96,855	$38,495

See Notes to Financial Statements

F-39

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$710	$1,452	$2,996	$-	$15,387	$1,616
Expenses
Mortality and expense risk charge and administrative expense charges	70	276	808	881	6,545	3,108	529
Net investment income (loss)	(70)	434	644	2,115	(6,545)	12,279	1,087
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	320	6,624	366	9,617	(40,481)	1,727	297
Realized gain distribution	1,508	2,291	14,774	10,103	-	69,689	2,586
Realized gain (loss)	1,828	8,915	15,140	19,720	(40,481)	71,416	2,883
Change in net unrealized appreciation (depreciation) of investments	3,612	(3,449)	21,163	9,298	128,517	(551)	2,320
Net gain (loss) on investments	5,440	5,466	36,303	29,018	88,036	70,865	5,203
Net increase (decrease) in net assets resulting from operations	5,370	5,900	36,947	31,133	81,491	83,144	6,290
Capital transactions:
Transfers of net premiums	1	59,221	4,035	113,614	25,145	311,593	408,110
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	-	(14,136)	(6)	(31,320)	3	(737)
Transfers due to policy loans, net of repayments	-	-	(779)	-	(8,137)	-	-
Transfers due to charges for administrative and insurance costs	(291)	(770)	(11,299)	(4,959)	(34,994)	(6,236)	(29,625)
Transfers between Divisions and (to) from General Account	1,747	(79,220)	244	(25,997)	(1,151)	(5,103)	29,295

Net increase (decrease) in net assets resulting from capital transactions	1,457	(20,769)	(21,935)	82,652	(50,457)	300,257	407,043
Total increase (decrease)	6,827	(14,869)	15,012	113,785	31,034	383,401	413,333
NET ASSETS, at beginning of the year	15,873	66,456	199,939	166,515	1,319,477	611,859	86,393
NET ASSETS, at end of the year	$22,700	$51,587	$214,951	$280,300	$1,350,511	$995,260	$499,726

See Notes to Financial Statements

F-40

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$383	$-	$1,424	$387,649	$-	$394	$628
Expenses
Mortality and expense risk charge and administrative expense charges	15	477	154	88,903	32,912	44	177
Net investment income (loss)	368	(477)	1,270	298,746	(32,912)	350	451
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	264	31,001	2,504	(171,568)	110,321	1,240	(77)
Realized gain distribution	360	40,525	-	193,552	578,233	-	-
Realized gain (loss)	624	71,526	2,504	21,984	688,554	1,240	(77)
Change in net unrealized appreciation (depreciation) of investments	(116)	75,930	(336)	2,357,247	1,629,011	(1,572)	(3,981)
Net gain (loss) on investments	508	147,456	2,168	2,379,231	2,317,565	(332)	(4,058)
Net increase (decrease) in net assets resulting from operations	876	146,979	3,438	2,677,977	2,284,653	18	(3,607)
Capital transactions:
Transfers of net premiums	37,994	226,085	53,731	651,628	406,377	96	215,703
Transfers due to death benefits	-	-	-	(117,362)	(72,778)	-	-
Transfers due to withdrawal of funds	(488)	(447)	(665)	(606,402)	(236,256)	-	93
Transfers due to policy loans, net of repayments	-	(7,270)	-	(224,399)	(17,100)	-	-
Transfers due to charges for administrative and insurance costs	(7,602)	(32,157)	(14,431)	(834,608)	(202,825)	(94)	(999)
Transfers between Divisions and (to) from General Account	4,125	139,723	87,722	69,364	365,987	(4,095)	-
Net increase (decrease) in net assets resulting from capital transactions	34,029	325,934	126,357	(1,061,779)	243,405	(4,093)	214,797

Total increase (decrease)	34,905	472,913	129,795	1,616,198	2,528,058	(4,075)	211,190
NET ASSETS, at beginning of the year	-	308,298	8,320	19,502,262	6,421,821	21,961	8,059
NET ASSETS, at end of the year	$34,905	$781,211	$138,115	$21,118,460	$8,949,879	$17,886	$219,249

See Notes to Financial Statements

F-41

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
			(Class II)	(Class III)
Investment income
Dividends	$913,855	$955	$702,243	$3,313	$1	$7,296	$102
Expenses
Mortality and expense risk charge and administrative expense charges	228,447	550	282,179	226	93	812	44
Net investment income (loss)	685,408	405	420,064	3,087	(92)	6,484	58
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,025,902	2,277	3,300,427	1,782	1,281	150	14
Realized gain distribution	486,721	3,116	1,920,897	8,150	3	-	1,192
Realized gain (loss)	1,512,623	5,393	5,221,324	9,932	1,284	150	1,206
Change in net unrealized appreciation (depreciation) of investments	5,564,810	(3,242)	7,897,888	3,615	42	(10,939)	1,571
Net gain (loss) on investments	7,077,433	2,151	13,119,212	13,547	1,326	(10,789)	2,777
Net increase (decrease) in net assets resulting from operations	7,762,841	2,556	13,539,276	16,634	1,234	(4,305)	2,835
Capital transactions:
Transfers of net premiums	1,519,074	22,258	1,065,469	1,153,275	1,406	196,985	62,789
Transfers due to death benefits	(357,257)	-	(3,889,321)	-	-	-	-
Transfers due to withdrawal of funds	(1,919,283)	(1)	(1,911,002)	73	(1)	1	(49)
Transfers due to policy loans, net of repayments	(568,736)	-	(836,727)	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,617,422)	(3,216)	(1,434,254)	(94,991)	(959)	(4,255)	(3,286)
Transfers between Divisions and (to) from General Account	553,405	193,597	736,715	109,009	(61,269)	12,173	(10,610)
Net increase (decrease) in net assets resulting from capital transactions	(2,390,219)	212,638	(6,269,120)	1,167,366	(60,823)	204,904	48,844

Total increase (decrease)	5,372,622	215,194	7,270,156	1,184,000	(59,589)	200,599	51,679
NET ASSETS, at beginning of the year	42,224,713	87,052	59,220,858	-	60,558	89,474	-
NET ASSETS, at end of the year	$47,597,335	$302,246	$66,491,014	$1,184,000	$969	$290,073	$51,679

See Notes to Financial Statements

F-42

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
		(Service Class I)	(Class II)
Investment income
Dividends	$8	$148	$34	$10,781	$144	$1,436	$69,016
Expenses
Mortality and expense risk charge and administrative expense charges	3	33	2	1,778	5	265	7,487
Net investment income (loss)	5	115	32	9,003	139	1,171	61,529
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(8)	85	(2)	(805)	(7)	(2,698)	(46,499)
Realized gain distribution	65	927	171	429	-	8,994	-
Realized gain (loss)	57	1,012	169	(376)	(7)	6,296	(46,499)
Change in net unrealized appreciation (depreciation) of investments	(677)	(273)	(155)	32,204	(41)	264	18,187
Net gain (loss) on investments	(620)	739	14	31,828	(48)	6,560	(28,312)
Net increase (decrease) in net assets resulting from operations	(615)	854	46	40,831	91	7,731	33,217
Capital transactions:
Transfers of net premiums	11,115	-	4,049	462,513	7,809	28,651	165,398
Transfers due to death benefits	-	-	-	-	-	-	(46,808)
Transfers due to withdrawal of funds	(29)	(1)	22	(587)	(9)	(417)	(62,502)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	(38,550)
Transfers due to charges for administrative and insurance costs	(870)	(105)	(465)	(31,539)	(1,659)	(9,309)	(120,354)
Transfers between Divisions and (to) from General Account	5,197	(624)	67	111,408	2,039	(14,716)	61,989
Net increase (decrease) in net assets resulting from capital transactions	15,413	(730)	3,673	541,795	8,180	4,209	(40,827)

Total increase (decrease)	14,798	124	3,719	582,626	8,271	11,940	(7,610)
NET ASSETS, at beginning of the year	-	16,319	-	234,861	-	67,514	1,525,020
NET ASSETS, at end of the year	$14,798	$16,443	$3,719	$817,487	$8,271	$79,454	$1,517,410

See Notes to Financial Statements

F-43

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$60	$497	$1,632	$-	$397,677	$11,209	$-
Expenses
Mortality and expense risk charge and administrative expense charges	2	5	39	633	37,096	6,671	786
Net investment income (loss)	58	492	1,593	(633)	360,581	4,538	(786)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(7)	(865)	617	33,778	(126,982)	19,158	1,856
Realized gain distribution	-	81	401	11,602	-	59,349	9,032
Realized gain (loss)	(7)	(784)	1,018	45,380	(126,982)	78,507	10,888
Change in net unrealized appreciation (depreciation) of investments	(249)	(237)	1,599	1,990	44,603	165,649	6,409
Net gain (loss) on investments	(256)	(1,021)	2,617	47,370	(82,379)	244,156	17,297
Net increase (decrease) in net assets resulting from operations	(198)	(529)	4,210	46,737	278,202	248,694	16,511
Capital transactions:
Transfers of net premiums	6,758	13,937	97,581	163,542	374,196	56,095	138,293
Transfers due to death benefits	-	-	-	-	(42,834)	(18,250)	-
Transfers due to withdrawal of funds	(9)	(37)	(620)	(932)	(306,915)	(87,059)	117
Transfers due to policy loans, net of repayments	-	(14,890)	-	-	(54,854)	(18,137)	-
Transfers due to charges for administrative and insurance costs	(1,493)	(3,694)	(16,791)	(12,268)	(397,841)	(82,134)	(8,373)
Transfers between Divisions and (to) from General Account	48	26,519	19,742	17,157	386,673	16,654	(45,134)
Net increase (decrease) in net assets resulting from capital transactions	5,304	21,835	99,912	167,499	(41,575)	(132,831)	84,903

Total increase (decrease)	5,106	21,306	104,122	214,236	236,627	115,863	101,414
NET ASSETS, at beginning of the year	-	-	-	85,949	8,414,738	1,783,242	177,385
NET ASSETS, at end of the year	$5,106	$21,306	$104,122	$300,185	$8,651,365	$1,899,105	$278,799

See Notes to Financial Statements

F-44

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
			MML
	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$2,695	$64	$1,073	$-	$3,640	$84	$1,162
Expenses
Mortality and expense risk charge and administrative expense charges	525	144	109	78,207	35,401	3	241
Net investment income (loss)	2,170	(80)	964	(78,207)	(31,761)	81	921
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(9,925)	(168)	22	261,326	(231,754)	11	30
Realized gain distribution	5,467	-	-	1,095,947	-	-	8,808
Realized gain (loss)	(4,458)	(168)	22	1,357,273	(231,754)	11	8,838
Change in net unrealized appreciation (depreciation) of investments	7,132	3,453	466	780,745	969,748	(172)	1,016
Net gain (loss) on investments	2,674	3,285	488	2,138,018	737,994	(161)	9,854
Net increase (decrease) in net assets resulting from operations	4,844	3,205	1,452	2,059,811	706,233	(80)	10,775
Capital transactions:
Transfers of net premiums	191,371	5,538	11,153	418,482	413,365	9,708	60,340
Transfers due to death benefits	-	-	-	(223,816)	(48,912)	-	-
Transfers due to withdrawal of funds	(43)	-	(56)	(646,160)	(312,902)	(26)	(46)
Transfers due to policy loans, net of repayments	-	-	-	(299,569)	(94,773)	-	-
Transfers due to charges for administrative and insurance costs	(6,347)	(2,012)	(1,925)	(426,677)	(203,983)	(1,014)	(4,666)
Transfers between Divisions and (to) from General Account	(46,438)	(53,817)	2,165	228,554	(171,809)	-	113,956
Net increase (decrease) in net assets resulting from capital transactions	138,543	(50,291)	11,337	(949,186)	(419,014)	8,668	169,584

Total increase (decrease)	143,387	(47,086)	12,789	1,110,625	287,219	8,588	180,359
NET ASSETS, at beginning of the year	86,007	54,076	20,678	16,842,706	7,815,423	-	-
NET ASSETS, at end of the year	$229,394	$6,990	$33,467	$17,953,331	$8,102,642	$8,588	$180,359

See Notes to Financial Statements

F-45

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,203	$860	$2,100	$612,326	$2,051	$2,605	$3,817
Expenses
Mortality and expense risk charge and administrative expense charges	524	214	471	54,204	257	221	192
Net investment income (loss)	679	646	1,629	558,122	1,794	2,384	3,625
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1)	(18)	6,426	-	(62)	(83)	147
Realized gain distribution	-	4,118	-	-	-	-	-
Realized gain (loss)	(1)	4,100	6,426	-	(62)	(83)	147
Change in net unrealized appreciation (depreciation) of investments	(17,210)	775	(678)	-	1,692	(2,886)	62
Net gain (loss) on investments	(17,211)	4,875	5,748	-	1,630	(2,969)	209
Net increase (decrease) in net assets resulting from operations	(16,532)	5,521	7,377	558,122	3,424	(585)	3,834
Capital transactions:
Transfers of net premiums	343,114	117,648	22,932	1,755,504	250,391	5,044	35,744
Transfers due to death benefits	-	-	-	(1,421,682)	-	-	-
Transfers due to withdrawal of funds	(11)	-	(4)	(3,606,363)	144	(1)	9
Transfers due to policy loans, net of repayments	-	-	-	(63,307)	-	-	-
Transfers due to charges for administrative and insurance costs	(4,831)	(1,973)	(2,170)	(855,240)	(2,317)	(1,977)	(3,664)
Transfers between Divisions and (to) from General Account	48	2,126	3,682	891,454	-	-	1,668
Net increase (decrease) in net assets resulting from capital transactions	338,320	117,801	24,440	(3,299,634)	248,218	3,066	33,757

Total increase (decrease)	321,788	123,322	31,817	(2,741,512)	251,642	2,481	37,591
NET ASSETS, at beginning of the year	12,640	-	32,192	13,469,550	-	72,553	52,173
NET ASSETS, at end of the year	$334,428	$123,322	$64,009	$10,728,038	$251,642	$75,034	$89,764

See Notes to Financial Statements

F-46

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$120	$115	$2,562	$-	$-	$141,122	$74
Expenses
Mortality and expense risk charge and administrative expense charges	2	14	186	43	29,229	34,550	8
Net investment income (loss)	118	101	2,376	(43)	(29,229)	106,572	66
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	14	(20)	(27)	1	584,661	1,150	2
Realized gain distribution	-	-	-	-	281,509	507,449	-
Realized gain (loss)	14	(20)	(27)	1	866,170	508,599	2
Change in net unrealized appreciation (depreciation) of investments	(94)	(4)	(1,940)	(1,535)	1,043,617	182,286	9
Net gain (loss) on investments	(80)	(24)	(1,967)	(1,534)	1,909,787	690,885	11
Net increase (decrease) in net assets resulting from operations	38	77	409	(1,577)	1,880,558	797,457	77
Capital transactions:
Transfers of net premiums	8,843	2	86,746	2,435	69,303	217,337	644
Transfers due to death benefits	-	-	-	-	(39,200)	(28,870)	-
Transfers due to withdrawal of funds	(10)	-	(1)	-	(179,984)	(259,184)	-
Transfers due to policy loans, net of repayments	-	-	-	-	(27,438)	(79,211)	-
Transfers due to charges for administrative and insurance costs	(2,004)	(27)	(1,340)	(58)	(172,001)	(308,537)	(14)
Transfers between Divisions and (to) from General Account	223	172	6,318	125,597	(389,437)	128,404	897
Net increase (decrease) in net assets resulting from capital transactions	7,052	147	91,723	127,974	(738,757)	(330,061)	1,527

Total increase (decrease)	7,090	224	92,132	126,397	1,141,801	467,396	1,604
NET ASSETS, at beginning of the year	-	4,479	24,086	-	5,839,884	7,337,651	967
NET ASSETS, at end of the year	$7,090	$4,703	$116,218	$126,397	$6,981,685	$7,805,047	$2,571

See Notes to Financial Statements

F-47

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$110,200	$-	$1,726	$3,455	$2,379	$1,666
Expenses
Mortality and expense risk charge and administrative expense charges	297,382	19,538	42	457	932	1,262	636
Net investment income (loss)	(297,382)	90,662	(42)	1,269	2,523	1,117	1,030
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	543,015	27,541	1	102	2,804	75	10,791
Realized gain distribution	5,665,107	-	-	1,193	7,474	4,349	6,023
Realized gain (loss)	6,208,122	27,541	1	1,295	10,278	4,424	16,814
Change in net unrealized appreciation (depreciation) of investments	(662,005)	(182,232)	(1,072)	(14,047)	6,955	15,510	(2,261)
Net gain (loss) on investments	5,546,117	(154,691)	(1,071)	(12,752)	17,233	19,934	14,553
Net increase (decrease) in net assets resulting from operations	5,248,735	(64,029)	(1,113)	(11,483)	19,756	21,051	15,583
Capital transactions:
Transfers of net premiums	1,153,427	137,858	4,071	48,182	69,894	88,676	20,554
Transfers due to death benefits	(555,007)	(32,759)	-	-	-	-	-
Transfers due to withdrawal of funds	(1,818,291)	(72,045)	-	-	-	(3)	(6)
Transfers due to policy loans, net of repayments	(920,219)	(40,187)	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,601,686)	(136,541)	(248)	(1,567)	(4,284)	(2,581)	(2,171)
Transfers between Divisions and (to) from General Account	(32,714)	(49,896)	-	676,717	20,863	-	(54,557)
Net increase (decrease) in net assets resulting from capital transactions	(3,774,490)	(193,570)	3,823	723,332	86,473	86,092	(36,180)

Total increase (decrease)	1,474,245	(257,599)	2,710	711,849	106,229	107,143	(20,597)
NET ASSETS, at beginning of the year	61,055,675	4,681,550	8,048	-	84,270	134,373	93,789
NET ASSETS, at end of the year	$62,529,920	$4,423,951	$10,758	$711,849	$190,499	$241,516	$73,192

See Notes to Financial Statements

F-48

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$13,860	$-	$156	$1,402	$-	1,330	2,930
Expenses
Mortality and expense risk charge and administrative expense charges	7,502	15	193	224	27	381	611
Net investment income (loss)	6,358	(15)	(37)	1,178	(27)	949	2,319
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,122	169	3,724	596	633	439	1,246
Realized gain distribution	29,217	-	-	3,712	-	1,122	-
Realized gain (loss)	32,339	169	3,724	4,308	633	1,561	1,246
Change in net unrealized appreciation (depreciation) of investments	109,467	(679)	3,538	(1,608)	(3,978)	(8,177)	1,193
Net gain (loss) on investments	141,806	(510)	7,262	2,700	(3,345)	(6,616)	2,439
Net increase (decrease) in net assets resulting from operations	148,164	(525)	7,225	3,878	(3,372)	(5,667)	4,758
Capital transactions:
Transfers of net premiums	538,124	89,710	50,592	-	183,720	197,850	39,083
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	115	(99)	-	(1)	(268)	(35)	-
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(20,163)	(6,492)	(1,066)	(993)	(9,354)	(7,675)	(376)
Transfers between Divisions and (to) from General Account	1,062,652	11,348	(16,532)	(113,390)	23,218	14,234	(21,405)
Net increase (decrease) in net assets resulting from capital transactions	1,580,728	94,467	32,994	(114,384)	197,316	204,374	17,302

Total increase (decrease)	1,728,892	93,942	40,219	(110,506)	193,944	198,707	22,060
NET ASSETS, at beginning of the year	335,157	-	10,619	110,506	-	35,916	79,167
NET ASSETS, at end of the year	$2,064,049	$93,942	$50,838	$-	$193,944	234,623	101,227

See Notes to Financial Statements

F-49

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
Vest
US Large Cap
10% Buffer
Strategies V.I.
Division

Investment income
Dividends	$-
Expenses
Mortality and expense risk charge and administrative expense charges	6
Net investment income (loss)	(6)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	46
Realized gain distribution	409
Realized gain (loss)	455
Change in net unrealized appreciation (depreciation) of investments	(172)
Net gain (loss) on investments	283
Net increase (decrease) in net assets resulting from operations	277
Capital transactions:
Transfers of net premiums	19,445
Transfers due to death benefits	-
Transfers due to withdrawal of funds	(51)
Transfers due to policy loans, net of repayments	-
Transfers due to charges for administrative and insurance costs	(2,842)
Transfers between Divisions and (to) from General Account	16,308
Net increase (decrease) in net assets resulting from capital transactions	32,860
Total increase (decrease)	33,137
NET ASSETS, at beginning of the year	-
NET ASSETS, at end of the year	$33,137

See Notes to Financial Statements

F-50

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023

	American	American			American Funds	American Funds	American Funds
	Century	Century	American	American	Insurance Series®	Insurance Series®	Insurance Series®
	VP Capital	VP Disciplined	Century	Century	Asset	Asset	Capital World
	Appreciation	Core Value	VP International	VP Value	Allocation	Allocation	Growth and Income
	Division	Division	Division	Division	Division	Division	Division
					(Class 1)	(Class 2)
Investment income
Dividends	$-	$420,309	$1,401	$63,292	$544	$230,299	$1,137
Expenses
Mortality and expense risk charge and administrative expense charges	253	129,581	277	11,338	110	41,213	172
Net investment income (loss)	(253)	290,728	1,124	51,954	434	189,086	965
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	341	211,474	1,860	47,390	(13)	20,169	42
Realized gain distribution	156	-	-	205,533	841	390,568	-
Realized gain (loss)	497	211,474	1,860	252,923	828	410,737	42
Change in net unrealized appreciation (depreciation) of investments	16,009	1,677,990	5,972	(86,740)	926	762,745	6,845
Net gain (loss) on investments	16,506	1,889,464	7,832	166,183	1,754	1,173,482	6,887
Net increase (decrease) in net assets resulting from operations	16,253	2,180,192	8,956	218,137	2,188	1,362,568	7,852
Capital transactions:
Transfers of net premiums	15,457	900,652	104,343	89,703	-	377,206	-
Transfers due to death benefits	-	(141,182)	-	-	-	(806,463)	-
Transfers due to withdrawal of funds	(1)	(691,852)	-	(46,520)	-	(52,492)	-
Transfers due to policy loans, net of repayments	-	(175,164)	-	(35,176)	-	(56,472)	-
Transfers due to charges for administrative and insurance costs	(2,243)	(1,011,968)	(1,586)	(93,607)	(438)	(345,253)	(1,172)
Transfers between Divisions and (to) from General Account	110,255	103,762	(19,185)	111,029	21,849	174,635	57,872
Net increase (decrease) in net assets resulting from capital transactions	123,468	(1,015,752)	83,572	25,429	21,411	(708,839)	56,700

Total increase (decrease)	139,721	1,164,440	92,528	243,566	23,599	653,729	64,552
NET ASSETS, at beginning of the year	11,860	27,707,765	56,372	2,563,563	-	10,357,028	-
NET ASSETS, at end of the year	$151,581	$28,872,205	$148,900	$2,807,129	$23,599	$11,010,757	$64,552

See Notes to Financial Statements

F-51

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	American Funds		American Funds		American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	American Funds	Insurance Series®	Insurance Series®
	Global	Insurance Series®	International	Insurance Series®	The Bond	Washington	Black Rock
	Growth	Growth-Income	Growth and Income	New World	Fund of America	Mutual Investors	High Yield V.I.
	Division	Division	Division	Division	Division	Division	Division
		(Class 2)
Investment income
Dividends	$508	$149,440	$831	$271	$864	$181	$4,307
Expenses
Mortality and expense risk charge and administrative expense charges	224	46,351	117	86	57	38	291
Net investment income (loss)	284	103,089	714	185	807	143	4,016
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(161)	77,774	17	(20)	(48)	(36)	37
Realized gain distribution	2,758	567,586	-	-	-	123	-
Realized gain (loss)	2,597	645,360	17	(20)	(48)	87	37
Change in net unrealized appreciation (depreciation) of investments	5,014	1,722,595	1,418	1,897	73	1,214	3,529
Net gain (loss) on investments	7,611	2,367,955	1,435	1,877	25	1,301	3,566
Net increase (decrease) in net assets resulting from operations	7,895	2,471,044	2,149	2,062	832	1,444	7,582
Capital transactions:
Transfers of net premiums	13,667	249,545	7,455	2,508	9,537	-	12,977
Transfers due to death benefits	-	(253,510)	-	-	-	-	-
Transfers due to withdrawal of funds	-	(162,409)	(6)	-	(2)	-	26
Transfers due to policy loans, net of repayments	-	(84,118)	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(791)	(292,768)	(633)	(271)	(606)	(257)	(639)
Transfers between Divisions and (to) from General Account	18,367	37,958	25,028	1,441	13,388	10,810	34,660
Net increase (decrease) in net assets resulting from capital transactions	31,243	(505,302)	31,844	3,678	22,317	10,553	47,024

Total increase (decrease)	39,138	1,965,742	33,993	5,740	23,149	11,997	54,606
NET ASSETS, at beginning of the year	11,814	9,958,087	-	11,718	3,833	-	40,891
NET ASSETS, at end of the year	$50,952	$11,923,829	$33,993	$17,458	$26,982	$11,997	$95,497

See Notes to Financial Statements

F-52

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Black Rock	BNY Mellon	Delaware	Delaware VIP®	Delaware VIP®	DFA	DFA
	Small Cap	MidCap	Ivy VIP Science	Emerging	Small Cap	VA International	U.S. Targeted
	Index V.I.	Stock	and Technology	Markets	Value	Small	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,717	$337	$-	$989	$129	$1,709	$1,146
Expenses
Mortality and expense risk charge and administrative expense charges	908	123	7	159	45	304	412
Net investment income (loss)	809	214	(7)	830	84	1,405	734
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(279)	(452)	5	(581)	(180)	(11)	(48)
Realized gain distribution	4,028	1,977	354	-	865	-	5,100
Realized gain (loss)	3,749	1,525	359	(581)	685	(11)	5,052
Change in net unrealized appreciation (depreciation) of investments	16,066	4,756	2,285	9,452	1,110	4,945	6,915
Net gain (loss) on investments	19,815	6,281	2,644	8,871	1,795	4,934	11,967
Net increase (decrease) in net assets resulting from operations	20,624	6,495	2,637	9,701	1,879	6,339	12,701
Capital transactions:
Transfers of net premiums	101,242	4,671	7,981	3,497	22,850	2,877	1,628
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(2)	(4)	-	1	-	-	1
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(3,955)	(1,565)	(110)	(1,317)	(312)	(1,451)	(1,995)
Transfers between Divisions and (to) from General Account	7,747	73,674	23,194	33,737	1,053	7,504	8,478
Net increase (decrease) in net assets resulting from capital transactions	105,032	76,776	31,065	35,918	23,591	8,930	8,112

Total increase (decrease)	125,656	83,271	33,702	45,619	25,470	15,269	20,813
NET ASSETS, at beginning of the year	121,493	-	-	66,402	7,710	42,517	60,005
NET ASSETS, at end of the year	$247,149	$83,271	$33,702	$112,021	$33,180	$57,786	$80,818

See Notes to Financial Statements

F-53

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

			Eaton Vance			Fidelity®
	DFA	DWS	VT	Fidelity®	Fidelity®	VIP	Fidelity®
	VIT Inflation-	Small Cap	Floating-Rate	VIP	VIP	Extended	VIP
	Protected Securities	Index	Income	Bond Index	Contrafund®	Market Index	Freedom 2020
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$637	$46,947	$215	$691	$352,809	$3,082	$7
Expenses
Mortality and expense risk charge and administrative expense charges	96	17,344	8	73	331,613	509	1
Net investment income (loss)	541	29,603	207	618	21,196	2,573	6
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(435)	(100,066)	(1)	(14)	2,824,167	1,708	4
Realized gain distribution	-	100,639	-	-	2,545,957	-	-
Realized gain (loss)	(435)	573	(1)	(14)	5,370,124	1,708	4
Change in net unrealized appreciation (depreciation) of investments	417	623,835	57	250	14,819,555	26,007	19
Net gain (loss) on investments	(18)	624,408	56	236	20,189,679	27,715	23
Net increase (decrease) in net assets resulting from operations	523	654,011	263	854	20,210,875	30,288	29
Capital transactions:
Transfers of net premiums	362	99,231	1,329	4,971	1,668,747	12,527	170
Transfers due to death benefits	-	(11,865)	-	-	(582,924)	-	-
Transfers due to withdrawal of funds	-	(249,808)	1	(2)	(2,505,681)	(6)	-
Transfers due to policy loans, net of repayments	-	(16,708)	-	-	(1,017,912)	-	-
Transfers due to charges for administrative and insurance costs	(466)	(100,278)	(46)	(657)	(2,285,652)	(1,589)	(5)
Transfers between Divisions and (to) from General Account	(25)	118,370	2,429	32,221	647,944	96,597	183
Net increase (decrease) in net assets resulting from capital transactions	(129)	(161,058)	3,713	36,533	(4,075,478)	107,529	348

Total increase (decrease)	394	492,953	3,976	37,387	16,135,397	137,817	377
NET ASSETS, at beginning of the year	16,254	4,075,492	-	-	63,406,218	154,173	-
NET ASSETS, at end of the year	$16,648	$4,568,445	$3,976	$37,387	$79,541,615	$291,990	$377

See Notes to Financial Statements

F-54

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$5,409	$3,245	$2,395	$6,199	$772	$2,280	$1,061
Expenses
Mortality and expense risk charge and administrative expense charges	674	469	407	1,133	161	431	240
Net investment income (loss)	4,735	2,776	1,988	5,066	611	1,849	821
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(455)	(199)	13	3,007	1	1,513	(238)
Realized gain distribution	-	-	160	1,028	445	297	589
Realized gain (loss)	(455)	(199)	173	4,035	446	1,810	351
Change in net unrealized appreciation (depreciation) of investments	18,082	9,436	13,337	37,670	6,418	15,482	9,774
Net gain (loss) on investments	17,627	9,237	13,510	41,705	6,864	17,292	10,125
Net increase (decrease) in net assets resulting from operations	22,362	12,013	15,498	46,771	7,475	19,141	10,946
Capital transactions:
Transfers of net premiums	127,283	26,808	62,172	124,700	33,480	65,605	30,958
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	1	-	(1)	1	-	-	-
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(2,948)	(2,236)	(1,904)	(5,505)	(703)	(2,036)	(1,069)
Transfers between Divisions and to/from General Account	1,828	142,652	21,634	325,942	(565)	124,158	12,256
Net increase (decrease) in net assets resulting from capital transactions	126,164	167,224	81,901	445,138	32,212	187,727	42,145

Total increase (decrease)	148,526	179,237	97,399	491,909	39,687	206,868	53,091
NET ASSETS, at beginning of the year	94,841	4,504	48,292	66,312	23,440	14,306	35,748
NET ASSETS, at end of the year	$243,367	$183,741	$145,691	$558,221	$63,127	$221,174	$88,839

See Notes to Financial Statements

F-55

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2060	Freedom 2065	Freedom Income	Growth	Index 500	Index 500	International Index
	Division	Division	Division	Division	Division	Division	Division
					(Initial Class)	(Service Class)
Investment income
Dividends	$1,261	$26	$1,250	$137	$-	$13,380	$4,124
Expenses
Mortality and expense risk charge and administrative expense charges	200	6	103	1,203	-	3,647	435
Net investment income (loss)	1,061	20	1,147	(1,066)	-	9,733	3,689
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,558	(2)	(42)	4,947	-	(1,753)	(355)
Realized gain distribution	122	16	-	16,162	-	4,583	-
Realized gain (loss)	1,680	14	(42)	21,109	-	2,830	(355)
Change in net unrealized appreciation (depreciation) of investments	8,087	192	743	60,361	1	174,997	19,216
Net gain (loss) on investments	9,767	206	701	81,470	1	177,827	18,861
Net increase (decrease) in net assets resulting from operations	10,828	226	1,848	80,404	1	187,560	22,550
Capital transactions:
Transfers of net premiums	29,277	498	13,871	138,298	-	534,528	108,023
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	-	(3)	(65)	(1)	(209)	(3)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,077)	(30)	(836)	(9,646)	-	(16,481)	(3,125)
Transfers between Divisions and (to) from General Account	53,157	922	28,186	225,881	-	247,365	20,291
Net increase (decrease) in net assets resulting from capital transactions	81,357	1,390	41,218	354,468	(1)	765,203	125,186

Total increase (decrease)	92,185	1,616	43,066	434,872	-	952,763	147,736
NET ASSETS, at beginning of the year	12,178	426	2,173	17,312	-	407,222	91,354
NET ASSETS, at end of the year	$104,363	$2,042	$45,239	$452,184	$-	$1,359,985	$239,090

See Notes to Financial Statements

F-56

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Franklin	Franklin	Goldman	Goldman	Goldman	Goldman
	Fidelity®	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs
	VIP	Value	Income	Core Fixed	International	Mid Cap	Mid Cap
	Overseas	VIP	VIP	Income	Equity Insights	Growth	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,040	$21,458	$197	$8	$1,008	$-	$2,296
Expenses
Mortality and expense risk charge and administrative expense charges	219	17,647	13	1	49	12	883
Net investment income (loss)	821	3,811	184	7	959	(12)	1,413
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(12)	(194,858)	(124)	-	21	5	(1,216)
Realized gain distribution	263	232,629	-	-	-	35	5,655
Realized gain (loss)	251	37,771	(124)	-	21	40	4,439
Change in net unrealized appreciation (depreciation) of investments	4,971	440,353	-	6	2,870	563	17,785
Net gain (loss) on investments	5,222	478,124	(124)	6	2,891	603	22,224
Net increase (decrease) in net assets resulting from operations	6,043	481,935	60	13	3,850	591	23,637
Capital transactions:
Transfers of net premiums	-	159,606	8,960	152	9,807	-	4,587
Transfers due to death benefits	-	(13,172)	-	-	-	-	-
Transfers due to withdrawal of funds	(1)	(57,918)	-	-	-	-	(2)
Transfers due to policy loans, net of repayments	-	(59,819)	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(249)	(140,802)	(503)	(4)	(335)	(118)	(1,265)
Transfers between Divisions and (to) from General Account	100,069	(129,399)	(8,517)	248	33,982	4,869	127,892
Net increase (decrease) in net assets resulting from capital transactions	99,819	(241,504)	(60)	396	43,454	4,751	131,212

Total increase (decrease)	105,862	240,431	-	409	47,304	5,342	154,849
NET ASSETS, at beginning of the year	-	4,114,825	-	-	-	-	209,931
NET ASSETS, at end of the year	$105,862	$4,355,256	$-	$409	$47,304	$5,342	$364,780

See Notes to Financial Statements

F-57

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Goldman	Invesco
	Sachs	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Strategic	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.
	Growth	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$22,585	$-	$70,406	$-	$14,192	$118,534
Expenses
Mortality and expense risk charge and administrative expense charges	25,906	15,920	235,154	11,113	246,592	2,752	249,670
Net investment income (loss)	(25,906)	6,665	(235,154)	59,293	(246,592)	11,440	(131,136)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	7,938	(149,768)	(756,913)	(35,010)	577,584	(4,028)	1,671,059
Realized gain distribution	273,606	-	-	-	-	58,448	5,994,259
Realized gain (loss)	281,544	(149,768)	(756,913)	(35,010)	577,584	54,420	7,665,318
Change in net unrealized appreciation (depreciation) of investments	1,939,720	865,285	16,350,159	125,854	5,954,473	(7,834)	7,508,118
Net gain (loss) on investments	2,221,264	715,517	15,593,246	90,844	6,532,057	46,586	15,173,436
Net increase (decrease) in net assets resulting from operations	2,195,358	722,182	15,358,092	150,137	6,285,465	58,026	15,042,300
Capital transactions:
Transfers of net premiums	119,137	99,491	1,467,285	124,673	1,534,215	38,686	1,589,067
Transfers due to death benefits	(8,797)	(2,518)	(189,116)	(8,485)	(354,448)	-	(281,151)
Transfers due to withdrawal of funds	(32,918)	(117,165)	(864,043)	(79,421)	(1,698,558)	(3,049)	(1,865,164)
Transfers due to policy loans, net of repayments	(80,902)	(120,278)	(555,398)	(9,243)	(684,063)	(3,615)	(599,774)
Transfers due to charges for administrative and insurance costs	(197,756)	(158,044)	(1,800,943)	(109,749)	(1,593,749)	(34,440)	(1,764,586)
Transfers between Divisions and (to) from General Account	(209,663)	(114,620)	355,621	118,229	(2,371,461)	35,117	(372,315)
Net increase (decrease) in net assets resulting from capital transactions	(410,899)	(413,134)	(1,586,594)	36,004	(5,168,064)	32,699	(3,293,923)

Total increase (decrease)	1,784,459	309,048	13,771,498	186,141	1,117,401	90,725	11,748,377
NET ASSETS, at beginning of the year	5,435,947	3,747,356	44,834,018	2,604,427	53,052,881	646,113	45,622,416
NET ASSETS, at end of the year	$7,220,406	$4,056,404	$58,605,516	$2,790,568	$54,170,282	$736,838	$57,370,793

See Notes to Financial Statements

F-58

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Global	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Real Estate	Strategic Income	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$125	$-	$-	$131,175	$-	$-	$73,043
Expenses
Mortality and expense risk charge and administrative expense charges	25	31,214	4,900	69,718	347	6,837	19,103
Net investment income (loss)	100	(31,214)	(4,900)	61,457	(347)	(6,837)	53,940
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(17)	(154,461)	(3,988)	(519,651)	(728)	(69,542)	79,679
Realized gain distribution	-	-	-	1,066,622	2,153	-	-
Realized gain (loss)	(17)	(154,461)	(3,988)	546,971	1,425	(69,542)	79,679
Change in net unrealized appreciation (depreciation) of investments	215	756,566	34,828	2,522,651	15,944	626,714	419,453
Net gain (loss) on investments	198	602,105	30,840	3,069,622	17,369	557,172	499,132
Net increase (decrease) in net assets resulting from operations	298	570,891	25,940	3,131,079	17,022	550,335	553,072
Capital transactions:
Transfers of net premiums	-	382,324	22,354	394,031	58,320	54,650	83,854
Transfers due to death benefits	-	(30,268)	(20,279)	(128,247)	-	(823)	(3,794)
Transfers due to withdrawal of funds	-	(70,674)	(2,694)	(385,706)	1	(3,891)	(50,609)
Transfers due to policy loans, net of repayments	-	(51,099)	(20,430)	(197,152)	-	(23,049)	(29,335)
Transfers due to charges for administrative and insurance costs	(172)	(350,158)	(37,925)	(386,843)	(1,877)	(80,062)	(139,138)
Transfers between Divisions and (to) from General Account	10,477	(58,473)	41,175	77,594	181	118,370	25,333
Net increase (decrease) in net assets resulting from capital transactions	10,305	(178,348)	(17,799)	(626,323)	56,625	65,195	(113,689)

Total increase (decrease)	10,603	392,543	8,141	2,504,756	73,647	615,530	439,383
NET ASSETS, at beginning of the year	-	6,917,394	1,059,257	14,057,896	49,903	1,140,631	3,859,458
NET ASSETS, at end of the year	$10,603	$7,309,937	$1,067,398	$16,562,652	$123,550	$1,756,161	$4,298,841

See Notes to Financial Statements

F-59

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Janus
	Janus	Henderson	MFS®	MFS®	MFS®	MFS®	MFS®
	Henderson	Global	Global	Growth	International	Investors	Mid Cap
	Forty	Research	Real Estate	Series	Intrinsic Value	Trust	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$38,541	$113,985	$90	$-	$272	$1,410	$2,637
Expenses
Mortality and expense risk charge and administrative expense charges	86,822	54,984	33	57	99	750	396
Net investment income (loss)	(48,281)	59,001	57	(57)	173	660	2,241
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	116,377	343,084	(237)	1,435	18	61	(2,465)
Realized gain distribution	-	343,048	735	2,214	2,829	10,850	5,001
Realized gain (loss)	116,377	686,132	498	3,649	2,847	10,911	2,536
Change in net unrealized appreciation (depreciation) of investments	6,396,916	2,091,265	517	479	935	21,287	7,367
Net gain (loss) on investments	6,513,293	2,777,397	1,015	4,128	3,782	32,198	9,903
Net increase (decrease) in net assets resulting from operations	6,465,012	2,836,398	1,072	4,071	3,955	32,858	12,144
Capital transactions:
Transfers of net premiums	399,468	332,811	1,928	11,173	-	3,324	40,205
Transfers due to death benefits	(203,853)	(81,349)	-	-	-	-	-
Transfers due to withdrawal of funds	(204,471)	(193,588)	-	-	(1)	(6,014)	(20)
Transfers due to policy loans, net of repayments	(318,151)	(190,514)	-	-	-	(1,443)	-
Transfers due to charges for administrative and insurance costs	(552,617)	(297,592)	(254)	(313)	(291)	(10,531)	(3,448)
Transfers between Divisions and (to) from General Account	(25,127)	457,212	2,277	942	49,086	(6,012)	110,863
Net increase (decrease) in net assets resulting from capital transactions	(904,751)	26,980	3,951	11,802	48,794	(20,676)	147,600

Total increase (decrease)	5,560,261	2,863,378	5,023	15,873	52,749	12,182	159,744
NET ASSETS, at beginning of the year	16,768,158	10,671,243	7,015	-	13,707	187,757	6,771
NET ASSETS, at end of the year	$22,328,419	$13,534,621	$12,038	$15,873	$66,456	$199,939	$166,515

See Notes to Financial Statements

F-60

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MFS®		MML	MML	MML		MML
	New	MFS®	Aggressive	American Funds	Balanced	MML	Blue Chip
	Discovery	Value	Allocation	Growth	Allocation	Blend	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$8,564	$1,216	$2,244	$163	$309,047	$-
Expenses
Mortality and expense risk charge and administrative expense charges	5,901	1,436	193	169	124	78,898	23,256
Net investment income (loss)	(5,901)	7,128	1,023	2,075	39	230,149	(23,256)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(17,193)	(610)	(184)	(3,944)	(10,378)	(205,896)	(31,538)
Realized gain distribution	-	35,997	5,006	23,941	420	-	-
Realized gain (loss)	(17,193)	35,387	4,822	19,997	(9,958)	(205,896)	(31,538)
Change in net unrealized appreciation (depreciation) of investments	184,167	(2,037)	1,224	32,629	11,658	2,871,177	2,185,773
Net gain (loss) on investments	166,974	33,350	6,046	52,626	1,700	2,665,281	2,154,235
Net increase (decrease) in net assets resulting from operations	161,073	40,478	7,069	54,701	1,739	2,895,430	2,130,979
Capital transactions:
Transfers of net premiums	26,297	400,018	-	2	-	631,966	160,031
Transfers due to death benefits	-	-	-	-	-	(206,580)	(38,408)
Transfers due to withdrawal of funds	(20,764)	4	-	3	-	(346,971)	(61,159)
Transfers due to policy loans, net of repayments	(8,216)	-	-	-	-	(110,510)	(68,101)
Transfers due to charges for administrative and insurance costs	(35,628)	(5,933)	(235)	(1,200)	(577)	(859,142)	(170,571)
Transfers between Divisions and (to) from General Account	43,037	10,266	47,314	113,609	(84,363)	313,202	75,409
Net increase (decrease) in net assets resulting from capital transactions	4,726	404,355	47,079	112,414	(84,940)	(578,035)	(102,799)

Total increase (decrease)	165,799	444,833	54,148	167,115	(83,201)	2,317,395	2,028,180
NET ASSETS, at beginning of the year	1,153,678	167,026	32,245	141,183	91,521	17,184,867	4,393,641
NET ASSETS, at end of the year	$1,319,477	$611,859	$86,393	$308,298	$8,320	$19,502,262	$6,421,821

See Notes to Financial Statements

F-61

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML		MML	MML	MML
	Conservative	Dynamic	MML	Equity	Equity	Focused	MML
	Allocation	Bond	Equity	Income	Index	Equity	Foreign
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$369	$338	$854,101	$1,749	$761,776	$595	$1,106
Expenses
Mortality and expense risk charge and administrative expense charges	34	25	199,704	289	237,551	231	327
Net investment income (loss)	335	313	654,397	1,460	524,225	364	779
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,550)	(19)	795,903	(159)	1,857,700	(660)	(181)
Realized gain distribution	828	-	3,254,676	6,285	5,087,885	5,626	-
Realized gain (loss)	(722)	(19)	4,050,579	6,126	6,945,585	4,966	(181)
Change in net unrealized appreciation (depreciation) of investments	1,677	123	(1,242,290)	(3,620)	4,888,456	(70)	9,262
Net gain (loss) on investments	955	104	2,808,289	2,506	11,834,041	4,896	9,081
Net increase (decrease) in net assets resulting from operations	1,290	417	3,462,686	3,966	12,358,266	5,260	9,860
Capital transactions:
Transfers of net premiums	-	4,069	1,474,139	2	1,158,926	-	24,028
Transfers due to death benefits	-	-	(307,610)	-	(251,956)	-	-
Transfers due to withdrawal of funds	-	-	(1,667,819)	-	(1,479,884)	-	1
Transfers due to policy loans, net of repayments	-	-	(487,933)	-	(1,273,137)	-	-
Transfers due to charges for administrative and insurance costs	(82)	(228)	(1,735,746)	(1,538)	(1,473,309)	(1,222)	(1,780)
Transfers between Divisions and (to) from General Account	16,454	-	183,464	84,622	270,369	56,520	4,989
Net increase (decrease) in net assets resulting from capital transactions	16,372	3,841	(2,541,505)	83,086	(3,048,991)	55,298	27,238

Total increase (decrease)	17,662	4,258	921,181	87,052	9,309,275	60,558	37,098
NET ASSETS, at beginning of the year	4,299	3,801	41,303,532	-	49,911,583	-	52,376
NET ASSETS, at end of the year	$21,961	$8,059	$42,224,713	$87,052	$59,220,858	$60,558	$89,474

See Notes to Financial Statements

F-62

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

				MML
		MML	MML	Inflation-	MML	MML	MML
	MML	Growth	Income &	Protected	Large Cap	Managed	Managed
	Global	Allocation	Growth	and Income	Growth	Bond	Volatility
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$156	$4,169	$1,015	$69,164	$-	$318,964	$10,041
Expenses
Mortality and expense risk charge and administrative expense charges	37	647	242	7,189	279	34,440	6,318
Net investment income (loss)	119	3,522	773	61,975	(279)	284,524	3,723
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(10,584)	(1,174)	(2,653)	(26,387)	(69)	(152,071)	11,284
Realized gain distribution	1,262	18,160	6,128	-	4,605	-	318,638
Realized gain (loss)	(9,322)	16,986	3,475	(26,387)	4,536	(152,071)	329,922
Change in net unrealized appreciation (depreciation) of investments	11,060	881	(761)	31,886	19,866	365,751	(131,183)
Net gain (loss) on investments	1,738	17,867	2,714	5,499	24,402	213,680	198,739
Net increase (decrease) in net assets resulting from operations	1,857	21,389	3,487	67,474	24,123	498,204	202,462
Capital transactions:
Transfers of net premiums	-	-	-	106,036	16,064	333,022	60,827
Transfers due to death benefits	-	-	-	(10,243)	-	(103,652)	(11,241)
Transfers due to withdrawal of funds	(1)	(3)	(1)	(5,207)	(1)	(156,316)	(20,076)
Transfers due to policy loans, net of repayments	-	-	-	(29,409)	-	(53,987)	(15,910)
Transfers due to charges for administrative and insurance costs	(101)	(787)	(294)	(113,561)	(1,142)	(428,741)	(85,519)
Transfers between Divisions and (to) from General Account	(1,925)	68,664	677	132,182	8,306	262,474	(10,733)
Net increase (decrease) in net assets resulting from capital transactions	(2,027)	67,874	382	79,798	23,227	(147,200)	(82,652)

Total increase (decrease)	(170)	89,263	3,869	147,272	47,350	351,004	119,810
NET ASSETS, at beginning of the year	16,489	145,598	63,645	1,377,748	38,599	8,063,734	1,663,432
NET ASSETS, at end of the year	$16,319	$234,861	$67,514	$1,525,020	$85,949	$8,414,738	$1,783,242

See Notes to Financial Statements

F-63

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

				MML			MML
	MML	MML	MML	Short-	MML	MML	Strategic
	Mid Cap	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Emerging
	Growth	Value	Allocation	Bond	Equity	Growth Equity	Markets
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$1,979	$1,073	$338	$197,739	$-	$12
Expenses
Mortality and expense risk charge and administrative expense charges	468	287	155	31	68,525	31,488	33
Net investment income (loss)	(468)	1,692	918	307	129,214	(31,488)	(21)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,927)	(273)	(462)	(4)	20,117	(332,050)	(19)
Realized gain distribution	-	11,884	3,232	-	-	-	-
Realized gain (loss)	(2,927)	11,611	2,770	(4)	20,117	(332,050)	(19)
Change in net unrealized appreciation (depreciation) of investments	20,590	(12,090)	821	270	2,358,535	1,431,495	(89)
Net gain (loss) on investments	17,663	(479)	3,591	266	2,378,652	1,099,445	(108)
Net increase (decrease) in net assets resulting from operations	17,195	1,213	4,509	573	2,507,866	1,067,957	(129)
Capital transactions:
Transfers of net premiums	60,653	-	-	4,070	384,273	221,224	3,777
Transfers due to death benefits	-	-	-	-	(39,942)	(58,300)	-
Transfers due to withdrawal of funds	1	(1)	(1)	-	(321,202)	(125,260)	(2)
Transfers due to policy loans, net of repayments	-	-	-	-	(103,470)	(64,726)	-
Transfers due to charges for administrative and insurance costs	(2,497)	(1,525)	(187)	(244)	(435,283)	(201,121)	(256)
Transfers between Divisions and (to) from General Account	48,663	86,320	13,732	12,312	281,438	337,129	9,250
Net increase (decrease) in net assets resulting from capital transactions	106,820	84,794	13,544	16,138	(234,186)	108,946	12,769

Total increase (decrease)	124,015	86,007	18,053	16,711	2,273,680	1,176,903	12,640
NET ASSETS, at beginning of the year	53,370	-	36,023	3,967	14,569,026	6,638,520	-
NET ASSETS, at end of the year	$177,385	$86,007	$54,076	$20,678	$16,842,706	$7,815,423	$12,640

See Notes to Financial Statements

F-64

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML U.S.	PIMCO				T. Rowe Price
	Total Return	Government	Global Bond	PIMCO	PIMCO	PIMCO	Blue Chip
	Bond	Money Market	Opportunities	High Yield	Real Return	Total Return	Growth
	Division	Division	Division	Division	Division	Division	Division
			(Unhedged)
Investment income
Dividends	$628	$448,526	$1,523	$1,107	$62	$520	$-
Expenses
Mortality and expense risk charge and administrative expense charges	98	40,562	204	55	6	44	22,916
Net investment income (loss)	530	407,964	1,319	1,052	56	476	(22,916)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(27)	681	(519)	(16)	(13)	(37)	135,638
Realized gain distribution	-	-	729	-	-	-	-
Realized gain (loss)	(27)	681	210	(16)	(13)	(37)	135,638
Change in net unrealized appreciation (depreciation) of investments	840	(681)	1,870	1,951	47	368	1,821,371
Net gain (loss) on investments	813	-	2,080	1,935	34	331	1,957,009
Net increase (decrease) in net assets resulting from operations	1,343	407,964	3,399	2,987	90	807	1,934,093
Capital transactions:
Transfers of net premiums	11,875	7,814,517	1,533	50,272	-	150	76,448
Transfers due to death benefits	-	(49,800)	-	-	-	-	(6,857)
Transfers due to withdrawal of funds	-	(2,542,831)	3	(31)	-	1	(25,519)
Transfers due to policy loans, net of repayments	-	(124,802)	-	-	-	-	(27,109)
Transfers due to charges for administrative and insurance costs	(363)	(728,888)	(1,974)	(1,055)	(10)	(83)	(160,099)
Transfers between Divisions and (to) from General Account	10,264	326,770	(2,033)	-	2,828	9,619	40,041
Net increase (decrease) in net assets resulting from capital transactions	21,776	4,694,966	(2,471)	49,186	2,818	9,687	(103,095)

Total increase (decrease)	23,119	5,102,930	928	52,173	2,908	10,494	1,830,998
NET ASSETS, at beginning of the year	9,073	8,366,620	71,625	-	1,571	13,592	4,008,886
NET ASSETS, at end of the year	$32,192	$13,469,550	$72,553	$52,173	$4,479	$24,086	$5,839,884

See Notes to Financial Statements

F-65

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		T. Rowe Price	T. Rowe Price	Templeton	Templeton
	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global Bond	Vanguard VIF	Vanguard VIF
	Equity Income	Bond	Growth	VIP	VIP	Balanced	Capital Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$146,530	$52	$-	$140,004	$-	$541	$1,234
Expenses
Mortality and expense risk charge and administrative expense charges	31,351	8	271,125	18,039	25	257	626
Net investment income (loss)	115,179	44	(271,125)	121,965	(25)	284	608
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(40,219)	2	552,267	(27,293)	4	(43)	(465)
Realized gain distribution	298,283	-	3,665,015	-	-	1,049	5,945
Realized gain (loss)	258,064	2	4,217,282	(27,293)	4	1,006	5,480
Change in net unrealized appreciation (depreciation) of investments	233,770	23	6,248,662	690,674	175	4,818	22,155
Net gain (loss) on investments	491,834	25	10,465,944	663,381	179	5,824	27,635
Net increase (decrease) in net assets resulting from operations	607,013	69	10,194,819	785,346	154	6,108	28,243
Capital transactions:
Transfers of net premiums	221,396	2,373	1,199,811	134,755	4,070	54,645	58,214
Transfers due to death benefits	(28,769)	-	(362,658)	(20,180)	-	-	-
Transfers due to withdrawal of funds	(224,808)	-	(2,136,071)	(76,220)	-	(44)	-
Transfers due to policy loans, net of repayments	(152,733)	-	(723,354)	(42,594)	-	-	-
Transfers due to charges for administrative and insurance costs	(306,182)	(188)	(1,818,062)	(139,586)	(233)	(1,426)	(1,954)
Transfers between Divisions and (to) from General Account	(13,356)	(1,736)	70,637	159,452	-	14,164	-
Net increase (decrease) in net assets resulting from capital transactions	(504,452)	449	(3,769,697)	15,627	3,837	67,339	56,260

Total increase (decrease)	102,561	518	6,425,122	800,973	3,991	73,447	84,503
NET ASSETS, at beginning of the year	7,235,090	449	54,630,553	3,880,577	4,057	10,823	49,870
NET ASSETS, at end of the year	$7,337,651	$967	$61,055,675	$4,681,550	$8,048	$84,270	$134,373

See Notes to Financial Statements

F-66

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

					Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Real Estate	Short-Term
	Diversified Value	Equity Income	Growth	International	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$946	$6,825	$-	$1,411	$599	$805
Expenses
Mortality and expense risk charge and administrative expense charges	432	1,383	17	477	156	365
Net investment income (loss)	514	5,442	(17)	934	443	440
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	108	(12,778)	4	(135)	(1,338)	2
Realized gain distribution	3,594	13,343	-	3,043	1,129	-
Realized gain (loss)	3,702	565	4	2,908	(209)	2
Change in net unrealized appreciation (depreciation) of investments	9,150	16,044	919	1,608	3,329	2,770
Net gain (loss) on investments	12,852	16,609	923	4,516	3,120	2,772
Net increase (decrease) in net assets resulting from operations	13,366	22,051	906	5,450	3,563	3,212
Capital transactions:
Transfers of net premiums	14,993	223,084	2,061	1	16,318	38,390
Transfers due to death benefits	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	(2)	-	-	-	1
Transfers due to policy loans, net of repayments	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,887)	(6,512)	(52)	(1,900)	(533)	(390)
Transfers between Divisions and (to) from General Account	11,103	(67,987)	7,704	106,955	(3,880)	-
Net increase (decrease) in net assets resulting from capital transactions	24,209	148,583	9,713	105,056	11,905	38,001

Total increase (decrease)	37,575	170,634	10,619	110,506	15,468	41,213
NET ASSETS, at beginning of the year	56,214	164,523	-	-	20,448	37,954
NET ASSETS, at end of the year	$93,789	$335,157	$10,619	$110,506	$35,916	$79,167

See Notes to Financial Statements

F-67

C. M. Life Variable Life Separate Account I

Notes To Financial Statements

1.	ORGANIZATION

C.M. Life Variable Life Separate Account I (“the Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on February 2, 1995. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life was formerly a wholly owned stock life insurance subsidiary of Connecticut Mutual Life Insurance Company (“CML”). On February 29, 1996, CML merged with and into Massachusetts Mutual Life Insurance Company (“MassMutual”). Upon the merger, CML’s existence ceased and MassMutual became the surviving company under the name Massachusetts Mutual Life Insurance Company. C.M. Life became a wholly owned subsidiary of MassMutual.

C.M. Life maintains five products within the Separate Account: Apex VULSM, C.M. Life Electrum SelectSM, Survivorship Variable Universal Life, Variable Universal Life and Survivorship Variable Universal Life II.

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life contracts is not chargeable with liabilities arising from any other C.M. Life business.

F-68

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS
For the year or period ended December 31, 2024, the Separate Account consists of one hundred and ninety-four divisions that invest in the following mutual funds. All of the divisions/funds may not be available through each of the products within the Separate Account:

The division listed in the first
Divisions	column invests in the fund in this column
American Funds Insurance Series® American High Income Division	American Funds Insurance Series® American High Income Trust®[2,27]
American Funds Insurance Series® Asset Allocation Division (Class 1)	American Funds Insurance Series® Asset Allocation Fund (Class 1)[2]
American Funds Insurance Series® Asset Allocation Division (Class 2)	American Funds Insurance Series® Asset Allocation Fund (Class 2)[2]
American Funds Insurance Series® Capital World Bond Division	American Funds Insurance Series® Capital World Bond Fund®[2,28]
American Funds Insurance Series® Capital World Growth and Income Division	American Funds Insurance Series® Capital World Growth and Income Fund®[2]
American Funds Insurance Series® Global Growth Division	American Funds Insurance Series® Global Growth Fund[2]
American Funds Insurance Series® Global Small Capitalization Division (Class 1)	American Funds Insurance Series® Global Small Capitalization Fund (Class 1) [2,28]
American Funds Insurance Series® Global Small Capitalization Division (Class 2)	American Funds Insurance Series® Global Small Capitalization Fund (Class 2)[2,38]
American Funds Insurance Series® Growth-Income Division (Class 1A)	American Funds Insurance Series® Growth-Income Fund (Class 1A) [2,28]
American Funds Insurance Series® Growth-Income Division (Class 2)	American Funds Insurance Series® Growth-Income Fund (Class 2)[2]
American Funds Insurance Series® International Growth and Income Division	American Funds Insurance Series® International Growth and Income Fund[2]
American Funds Insurance Series® New World Division (Class 1)	American Funds Insurance Series® New World Fund® (Class 1)[2]
American Funds Insurance Series® New World Division (Class 2)	American Funds Insurance Series® New World Fund® (Class 2)[2,38]
American Funds Insurance Series® The Bond Fund of America Division	American Funds Insurance Series® The Bond Fund of America®[2]
American Funds Insurance Series® U.S. Government Securities Division	American Funds Insurance Series® U.S. Government Securities Fund[2,28]
American Funds Insurance Series® Washington Mutual Investors Division (Class 1A)	American Funds Insurance Series® Washington Mutual Investors Funds (Class 1A)[2]
American Funds Insurance Series® Washington Mutual Investors Division (Class 2)	American Funds Insurance Series® Washington Mutual Investors Funds (Class 2)[2,38]
BlackRock Basic Value V.I. Division	BlackRock Basic Value V.I. Fund[24,28]
BlackRock High Yield V.I. Division	BlackRock High Yield V.I. Fund[24]
BlackRock Small Cap Index V.I. Division (Class I)	BlackRock Small Cap Index V.I. Fund (Class I)[24,36]
BlackRock Small Cap Index V.I. Division (Class III)	BlackRock Small Cap Index V.I. Fund (Class III)[24]
BlackRock Total Return V.I. Division	BlackRock Total Return V.I. Fund[24,27]
BNY Mellon MidCap Stock Division	BNY Mellon MidCap Stock Portfolio[25]
Columbia Variable Portfolio - Contrarian Core Division	Columbia Variable Portfolio - Contrarian Core Fund[38,39]
Dimensional VA Global Bond Division	Dimensional VA Global Bond Portfolio [15,27,40]
Dimensional VA International Small Division	Dimensional VA International Small Portfolio[15,41]
Dimensional VA U.S. Large Value Division	Dimensional VA U.S. Large Value Portfolio[15,28,42]
Dimensional VA U.S. Targeted Value Division	Dimensional VA U.S. Targeted Value Portfolio[15,43]
F-69

Notes To Financial Statements (Continued)

Dimensional VIT Inflation-Protected Securities Division	Dimensional VIT Inflation-Protected Securities Portfolio[15,44]
DWS Small Cap Index Division	DWS Small Cap Index VIP[3]
Eaton Vance VT Floating-Rate Income Division	Eaton Vance VT Floating-Rate Income Fund[12]
Fidelity® VIP Bond Index Division (Initial Class)	Fidelity® VIP Bond Index Portfolio (Initial Class)[4,36]
Fidelity® VIP Bond Index Division (Service Class 2)	Fidelity® VIP Bond Index Portfolio (Service Class 2)[4]
Fidelity® VIP Contrafund® Division	Fidelity® VIP Contrafund® Portfolio[4]
Fidelity® VIP Emerging Markets Division	Fidelity® VIP Emerging Markets Portfolio[4,36]
Fidelity® VIP Extended Market Index Division (Initial Class)	Fidelity® VIP Extended Market Index Portfolio (Initial Class)[4,36]
Fidelity® VIP Extended Market Index Division (Service Class)	Fidelity® VIP Extended Market Index Portfolio (Service Class)[4]
Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2020 Portfolio[4]
Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2025 Portfolio[4]
Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2030 Portfolio[4]
Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2035 Portfolio[4]
Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2040 Portfolio[4]
Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2045 Portfolio[4]
Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2050 Portfolio[4]
Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2055 Portfolio[4]
Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2060 Portfolio[4]
Fidelity® VIP Freedom 2065 Division	Fidelity® VIP Freedom 2065 Portfolio[4]
Fidelity® VIP Freedom Income Division	Fidelity® VIP Freedom Income Portfolio [4]
Fidelity® VIP Government Money Market Division	Fidelity® VIP Government Money Market Portfolio[4,5]
Fidelity® VIP Growth Division	Fidelity® VIP Growth Portfolio[4]
Fidelity® VIP Health Care Division	Fidelity® VIP Health Care Portfolio[4,36]
Fidelity® VIP High Income Division	Fidelity® VIP High Income Portfolio[4,5]
Fidelity® VIP Index 500 Division (Initial Class)	Fidelity® VIP Index 500 Portfolio (Initial Class)[4]
Fidelity® VIP Index 500 Division (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)[4]
Fidelity® VIP International Index Division (Initial Class)	Fidelity® VIP International Index Portfolio (Initial Class)[4,36]
Fidelity® VIP International Index Division (Service Class 2)	Fidelity® VIP International Index Portfolio (Service Class 2) [4]
Fidelity® VIP Overseas Division	Fidelity® VIP Overseas Portfolio[4]
Fidelity® VIP Real Estate Division (Initial Class)	Fidelity® VIP Real Estate Portfolio (Initial Class) [4,36]
Fidelity® VIP Real Estate Division (Service Class)	Fidelity® VIP Real Estate Portfolio (Service Class) [4,27]
Fidelity® VIP Strategic Income Division	Fidelity® VIP Strategic Income Portfolio[4,36]
Fidelity® VIP Total Market Index Division (Initial Class)	Fidelity® VIP Total Market Index Portfolio (Initial Class)[4,36]
Fidelity® VIP Total Market Index Division (Service Class 2)	Fidelity® VIP Total Market Index Portfolio (Service Class 2)[4,28]
Franklin Mutual Global Discovery VIP Division	Franklin Mutual Global Discovery VIP Fund[6,28]
Franklin Small Cap Value VIP Division	Franklin Small Cap Value VIP Fund[6]
Franklin Strategic Income VIP Division	Franklin Strategic Income VIP Fund[6]
Goldman Sachs Core Fixed Income Division	Goldman Sachs Core Fixed Income Fund[7]
Goldman Sachs International Equity Insights Division	Goldman Sachs International Equity Insights Fund[7]
Goldman Sachs Mid Cap Growth Division	Goldman Sachs Mid Cap Growth Fund[7]
Goldman Sachs Mid Cap Value Division	Goldman Sachs Mid Cap Value Fund[7]
Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Small Cap Equity Insights Fund[7,28]
Goldman Sachs Strategic Growth Division	Goldman Sachs Strategic Growth Fund[7]
Invesco Oppenheimer V.I. International Growth Division	Invesco Oppenheimer V.I. International Growth Fund[8]
F-70

Notes To Financial Statements (Continued)

Invesco V.I. American Franchise Division	Invesco V.I. American Franchise Fund[8,28]
Invesco V.I. Capital Appreciation Division	Invesco V.I. Capital Appreciation Fund[8]
Invesco V.I. Comstock Division	Invesco V.I. Comstock Fund[8,28]
Invesco V.I. Core Plus Bond Division	Invesco V.I. Core Plus Bond Fund[8]
Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Discovery Mid Cap Growth Fund[5,8]
Invesco V.I. Diversified Dividend Division	Invesco V.I. Diversified Dividend Fund[8]
Invesco V.I. Equity and Income Division	Invesco V.I. Equity and Income Fund[5,8,22]
Invesco V.I. EQV International Equity Division	Invesco V.I. EQV International Equity Fund[8,28]
Invesco V.I. Global Division	Invesco V.I. Global Fund[8]
Invesco V.I. Global Real Estate Division	Invesco V.I. Global Real Estate Fund[8]
Invesco V.I. Global Strategic Income Division	Invesco V.I. Global Strategic Income Fund[8]
Invesco V.I. Government Money Market Division	Invesco V.I. Government Money Market Fund[8,36]
Invesco V.I. Health Care Division	Invesco V.I. Health Care Fund[8]
Invesco V.I. Main Street Division	Invesco V.I. Main Street Fund®[8]
Invesco V.I. Small Cap Equity Division	Invesco V.I. Small Cap Equity Fund[8]
Invesco V.I. Technology Division	Invesco V.I. Technology Fund[8]
Janus Henderson Balanced Division	Janus Henderson Balanced Portfolio[9]
Janus Henderson Enterprise Division	Janus Henderson Enterprise Portfolio[9,38]
Janus Henderson Forty Division	Janus Henderson Forty Portfolio[9]
Janus Henderson Global Research Division	Janus Henderson Global Research Portfolio [9]
Janus Henderson Global Technology and Innovation Division	Janus Henderson Global Technology and Innovation Portfolio[9,36]
Janus Henderson Overseas Division	Janus Henderson Overseas Portfolio[9,38]
Lord Abbett Mid Cap Stock Division	Lord Abbett Mid Cap Stock Portfolio[23,28]
LVIP American Century Capital Appreciation Division	LVIP American Century Capital Appreciation Fund[1,31]
LVIP American Century Disciplined Core Value Division	LVIP American Century Disciplined Core Value Fund[1,32]
LVIP American Century Inflation Protection Division	LVIP American Century Inflation Protection Fund[1,27,33]
LVIP American Century International Division	LVIP American Century International Fund[1,34]
LVIP American Century Value Division	LVIP American Century Value Fund[1,35]
Macquarie VIP Asset Strategy Division (Standard Class)	Macquarie VIP Asset Strategy (Standard Class)[26,36]
Macquarie VIP Asset Strategy Division (Service Class)	Macquarie VIP Asset Strategy (Service Class)[26,18,28]
Macquarie VIP Emerging Markets Division	Macquarie VIP Emerging Markets Series[26,19]
Macquarie VIP Growth Division	Macquarie VIP Growth Division[26,38]
Macquarie VIP Science and Technology Division	Macquarie VIP Science and Technology Series[26,20]
Macquarie VIP Small Cap Value Division	Macquarie VIP Small Cap Value Series[26,21]
MFS® Blended Research® Core Equity Division	MFS® Blended Research® Core Equity Portfolio[10,28]
MFS® Global Real Estate Division	MFS® Global Real Estate Portfolio[10]
MFS® Government Securities Division	MFS® Government Securities Portfolio[10,28]
MFS® Growth Series Division	MFS® Growth Series Portfolio[10]
MFS® International Intrinsic Value Division	MFS® International Intrinsic Value Portfolio[10]
MFS® Investors Trust Division	MFS® Investors Trust Portfolio[10]
MFS® Mid Cap Value Division	MFS® Mid Cap Value Portfolio[10]
MFS® New Discovery Division	MFS® New Discovery Portfolio [10]
MFS® Utilities Division	MFS® Utilities Portfolio [10,28]
MFS® Value Division	MFS® Value Portfolio[10]
MML Aggressive Allocation Division	MML Aggressive Allocation Fund[11]
MML American Funds Core Allocation Division	MML American Funds Core Allocation Fund[11,27]
MML American Funds Growth Division	MML American Funds Growth Fund[11]
MML Balanced Allocation Division	MML Balanced Allocation Fund[11]
F-71

Notes To Financial Statements (Continued)

MML Blend Division	MML Blend Fund[11]
MML Blue Chip Growth Division	MML Blue Chip Growth Fund[11]
MML Conservative Allocation Division	MML Conservative Allocation Fund[11]
MML Dynamic Bond Division	MML Dynamic Bond Fund[11]
MML Equity Division	MML Equity Fund[11]
MML Equity Income Division	MML Equity Income Fund[11]
MML Equity Index Division (Class II)	MML Equity Index Fund (Class II)[11]
MML Equity Index Division (Class III)	MML Equity Index Fund (Class III)[11,36]
MML Equity Rotation Division	MML Equity Rotation Fund[11,36]
MML Focused Equity Division	MML Focused Equity Fund[11]
MML Foreign Division	MML Foreign Fund[11]
MML Fundamental Equity Division	MML Fundamental Equity Fund[11,27]
MML Fundamental Value Division	MML Fundamental Value Fund[11,27]
MML Global Division (Service Class I)	MML Global Fund ((Service Class I)[11,36]
MML Global Division (Class II)	MML Global Fund (Class II)[11]
MML Growth Allocation Division	MML Growth Allocation Fund[11]
MML High Yield Division	MML High Yield Fund[11,27]
MML Income & Growth Division	MML Income & Growth Fund[11]
MML Inflation-Protected and Income Division	MML Inflation-Protected and Income Fund[11]
MML International Equity Division	MML International Equity Fund[11,27]
MML iShares® 60/40 Allocation Division	MML iShares® 60/40 Allocation Division[11,36]
MML iShares® 80/20 Allocation Division	MML iShares® 80/20 Allocation Division[11,36]
MML Large Cap Growth Division	MML Large Cap Growth Fund[11]
MML Managed Bond Division	MML Managed Bond Fund[11]
MML Managed Volatility Division	MML Managed Volatility Fund[11]
MML Mid Cap Growth Division	MML Mid Cap Growth Fund[11]
MML Mid Cap Value Division	MML Mid Cap Value Fund[11]
MML Moderate Allocation Division	MML Moderate Allocation Fund[11]
MML Short-Duration Bond Division	MML Short-Duration Bond Fund[11]
MML Small Cap Equity Division	MML Small Cap Equity Fund[11]
MML Small Cap Growth Equity Division	MML Small Cap Growth Equity Fund[11]
MML Small Company Value Division	MML Small Company Value Fund[11,27]
MML Small/Mid Cap Value Division	MML Small/Mid Cap Value Fund[11,27]
MML Strategic Emerging Markets Division	MML Strategic Emerging Markets Fund[11]
MML Sustainable Equity Division	MML Sustainable Equity Fund[11,27]
MML Total Return Bond Division	MML Total Return Bond Fund[11]
MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[11]
PIMCO All Asset Division	PIMCO All Asset Portfolio[16,28]
PIMCO CommodityRealReturn® Strategy Division	PIMCO CommodityRealReturn® Strategy Portfolio[16,27]
PIMCO Emerging Markets Bond Division	PIMCO Emerging Markets Bond Portfolio[16,28]
PIMCO Global Bond Opportunities Division	PIMCO Global Bond Opportunities Portfolio [16]
PIMCO High Yield Division	PIMCO High Yield Portfolio[16]
PIMCO Income Division	PIMCO Income Portfolio[16,36]
PIMCO Long-Term U.S. Government Division	PIMCO Long-Term U.S. Government Portfolio[16,28]
PIMCO Real Return Division	PIMCO Real Return Portfolio[16]
PIMCO Total Return Division	PIMCO Total Return Portfolio[16]
Schwab® S&P 500 Index Division	Schwab® S&P 500 Index Portfolio[29,36]
Schwab® VIT Balanced Division	Schwab® VIT Balanced Portfolio[29,36]
Schwab® VIT Balanced with Growth Division	Schwab® VIT Balanced with Growth Portfolio[29,36]
F-72

Notes To Financial Statements (Continued)

Schwab® VIT Growth Division	Schwab® VIT Growth Portfolio[29,36]
T. Rowe Price Blue Chip Growth Division	T. Rowe Price Blue Chip Growth Fund[13]
T. Rowe Price Equity Income Division	T. Rowe Price Equity Income Fund[13]
T. Rowe Price Mid-Cap Growth Division	T. Rowe Price Mid-Cap Growth Fund[13]
T. Rowe Price Limited-Term Bond Division	T. Rowe Price Limited-Term Bond Fund[13]
Templeton Foreign VIP Division	Templeton Foreign VIP Fund[14]
Templeton Global Bond VIP Division	Templeton Global Bond VIP Fund[14]
TOPS® Aggressive Growth ETF Division	TOPS® Aggressive Growth ETF Portfolio[28,30]
TOPS® Balanced ETF Division	TOPS® Balanced ETF Portfolio[28,30]
TOPS® Conservative ETF Division	TOPS® Conservative ETF Portfolio[28,30]
TOPS® Growth ETF Division	TOPS® Growth ETF Portfolio[28,30]
TOPS® Moderate Growth ETF Division	TOPS® Moderate Growth ETF Portfolio[28,30]
Vanguard VIF Balanced Division	Vanguard VIF Balanced Portfolio[17]
Vanguard VIF Capital Growth Division	Vanguard VIF Capital Growth Portfolio[17]
Vanguard VIF Diversified Value Division	Vanguard VIF Diversified Value Portfolio[17]
Vanguard VIF Equity Income Division	Vanguard VIF Equity Income Portfolio[17]
Vanguard VIF Global Bond Index Division	Vanguard VIF Global Bond Index Portfolio[17,36]
Vanguard VIF Growth Division	Vanguard VIF Growth Portfolio[17]
Vanguard VIF High-Yield Bond Division	Vanguard VIF High-Yield Bond Portfolio[17,28]
Vanguard VIF International Division	Vanguard VIF International Portfolio[17]
Vanguard VIF Mid-Cap Index Division	Vanguard VIF Mid-Cap Index Portfolio[17,36]
Vanguard VIF Real Estate Index Division	Vanguard VIF Real Estate Index Portfolio[17]
Vanguard VIF Short-Term Investment-Grade Division	Vanguard VIF Short-Term Investment-Grade Portfolio[17]
Vest US Large Cap 10% Buffer Strategies VI Division	Vest US Large Cap 10% Buffer Strategies VI Fund[36,37]
Western Asset Long Credit VIT Division	Western Asset Long Credit VIT[6,36]

In addition to the one hundred and ninety-four divisions, some policy owners may also allocate funds to the Guaranteed Principal Account (“GPA”), which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the GPA are not registered under the Securities Act of 1933, and the General Account and the GPA are not registered as an investment company under the 1940 Act.

1 Lincoln Financial Investments Corporation is the investment adviser to this Fund.

2 Capital Research and Management Company is the investment adviser to this Fund.

3 DWS Investment Management Americas, Inc. is the investment adviser to this Fund.

4 Fidelity Management & Research Company is the investment adviser to this Portfolio.

5 This sub-account/division/portfolio did not have any investment or unit activity from 2019 to 2024.

6 Franklin Mutual Advisers, LLC is the investment adviser to this Fund.

7 Goldman Sachs Asset Management, L.P., a separate business unit of the Investment Management Division of Goldman Sachs & Co., is the investment adviser to this Fund.

8 Invesco Advisers, Inc. is the investment adviser to this Fund.

9 Janus Capital Management LLC is the investment adviser to this Portfolio.

10 Massachusetts Financial Services Company is the investment adviser to this Series.

11 MML Investment Advisers, LLC is the investment advisor to this Fund.

12 Eaton Vance Management is the investment adviser to this Fund.

13 T. Rowe Price Associates, Inc. is the investment adviser to this Portfolio.

14 Templeton Investment Counsel, LLC is the investment adviser to this Fund.

15 Dimensional Fund Advisors LP is the investment adviser to this Series.

F-73

Notes To Financial Statements (Continued)

16 Pacific Investment Management Company LLC is the investment adviser to this Fund.

17 The Vanguard Group, Inc. is the investment adviser to this Fund.

18 Prior to April 30, 2024, known as Delaware Ivy VIP Asset Strategy Division/Fund.

19 Prior to April 30, 2024, known as Delaware VIP® Emerging Markets Series Division/Fund.

20 Prior to April 30, 2024, known as Delaware Ivy VIP Science and Technology Division/Fund.

21 Prior to April 30, 2024, known as Delaware VIP® Small Cap Value Series Division/Fund.

22 After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the division name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I).

23 Lord, Abbett & Co. LLC is the investment adviser to this Fund.

24 BlackRock Advisors, LLC is the investment adviser to this Fund.

25 BNY Mellon Investment Adviser, Inc. is the investment adviser to this Portfolio.

26 Delaware Investment Management, a series of Macquarie Investment Management Business Trust, is the investment adviser to this Portfolio.

27 This sub-account/division/portfolio did not have any investment or unit activity from 2021 to 2023.

28 This sub-account/division/portfolio did not have any investment or unit activity from 2021 to 2024.

29 Charles Schwab Investment Management is the investment adviser to this Portfolio.

30 ValMark Advisers, Inc. is the investment adviser to this Fund.

31 Effective April 26, 2024, the American Century VP Capital Appreciation Fund reorganized into the LVIP American Century Capital Appreciation Fund. As a result of the underlying fund reorganization, the LVIP American Century Capital Appreciation Division was added as an investment option and assumed the accounting and performance history of the American Century VP Capital Appreciation Division.

32 Effective April 26, 2024, the American Century VP Disciplined Core Value Fund reorganized into the LVIP American Century Disciplined Core Value Fund. As a result of the underlying fund reorganization, the LVIP American Century Disciplined Core Value Division was added as an investment option and assumed the accounting and performance history of the American Century VP Disciplined Core Value Division.

33 Effective April 26, 2024, the American Century VP Inflation Protection Fund reorganized into the LVIP American Century Inflation Protection Fund. As a result of the underlying fund reorganization, the LVIP American Century Inflation Protection Division was added as an investment option and assumed the accounting and performance history of the American Century VP Inflation Protection Division.

34 Effective April 26, 2024, the American Century VP International Fund reorganized into the LVIP American Century International Fund. As a result of the underlying fund reorganization, the LVIP American Century Inflation Protection Division was added as an investment option and assumed the accounting and performance history of the American Century International Division.

35 Effective April 26, 2024, the American Century VP Value Fund reorganized into the LVIP American Century Value Fund. As a result of the underlying fund reorganization, the LVIP American Century Value Division was added as an investment option and assumed the accounting and performance history of the American Century VP Value Division.

36 This Sub-Account/Fund became available to the Separate Account as an investment option on April 26, 2024.

37 Vest Financial LLC is the investment adviser to this Fund.

38 This Sub-Account/Fund became available to the Separate Account as an investment option on November 25, 2024.

39 Columbia Management Investment Advisers, LLC is the investment adviser to this Fund.

40 Prior to November 25, 2024, known as DFA VA Global Bond Division/Portfolio.

41 Prior to November 25, 2024, known as DFA VA International Small Division/Portfolio.

42 Prior to November 25, 2024, known as DFA VA U.S. Large Value/Portfolio.

43 Prior to November 25, 2024, known as DFA VA U.S. Targeted Value Division/Portfolio.

44 Prior to November 25, 2024, known as DFA VIT Inflation-Protected Securities Division/Portfolio.

F-74

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. C.M. Life Variable Life Separate Account I follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each division/sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to policies, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Policy Charges

See Note 8B for charges associated with the policies.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Policy Loans

When a policy loan is made, the Separate Account transfers the amount of the loan to C.M. Life, thereby decreasing both the investments and the net assets of the Separate Account by an equal amount. The policy owner is charged interest on the outstanding policy loan amount generally equal to either a fixed interest rate of 1% to 8% per year or (in all qualifying jurisdictions) an adjustable loan rate, where applicable.

As long as a loan is outstanding, a portion of the policy account value equal to the loan is invested in the GPA. The amount of the loan earns interest at a rate equal to the greater of either a fixed interest rate generally equal to 1% to 3% of the loan or the policy loan rate less the loan interest rate expense charge.

G.	Life Reserves

Life reserves are developed by using accepted actuarial methods and are computed using the 1980 CSO or 2017 CSO mortality table.

F-75

Notes To Financial Statements (Continued)

H.	Single Reportable Segment

The Separate Account derives revenues from variable life insurance products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

F-76

Notes To Financial Statements (Continued)

5.	RELATED PARTY TRANSACTIONS
A.	Sales Agreements

Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the policies sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) and/or MML Strategic Distributors, LLC (“MSD”) serve as principal underwriters of the policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors and/or MSD.

MMLIS, MML Distributors and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of policies by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of policies by registered representatives of other broker-dealers are paid on behalf of MML Distributors and/or MSD to those broker-dealers. MMLIS, MML Distributors and MSD also receive compensation for their actions as principal underwriters of the policies.

B.    Receivable from/Payable to C.M. Life

Certain fees such as mortality and expense fees are charges paid between the General Account and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-77

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2024 were as follows:

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
2024		(Class 1)	(Class 2)
Cost of purchases	$125,787	$469,966	$1,331,799	$-	$340,744	$11	$998,065
Proceeds from sales	(10,068)	(6,225)	(510,403)	(68,752)	(19,618)	-	(865,573)

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)				(Class 1A)	(Class 2)		(Class I)
Cost of purchases	$99,232	$31,007	$72,868	$54,037	$16	$179,596	$193,567
Proceeds from sales	(8,879)	(20,647)	(14,450)	(13,232)	-	(48,781)	(7,619)

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)	(Class III)
Cost of purchases	$94,563	$155,153	$157,998	$4,455	$14,658	$27,191	$88,116
Proceeds from sales	(34,841)	(23,485)	(72,843)	-	(3,068)	(7,017)	(736)

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Cost of purchases	$301,548	$1,145	$208,303	$581,604	$13,257,278	$140,222	$173,810
Proceeds from sales	(549,842)	(298)	(5,705)	(7,284)	(6,403,546)	(3,733)	(46,175)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$3,926	$196,094	$229,148	$123,121	$1,780,455	$51,755	$1,132,425
Proceeds from sales	(217)	(390,581)	(51,290)	(57,024)	(687,544)	(15,031)	(587,196)

F-78

Notes To Financial Statements (Continued)

6.    PURCHASES AND SALES OF INVESTMENTS (Continued)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$84,263	$153,049	$756	$433,283	$499,019	$80,446	$2,255,670
Proceeds from sales	(31,391)	(16,583)	(1,072)	(71,462)	(191,294)	(2,036)	(503,794)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity® VIP	Fidelity® VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Cost of purchases	$215,770	$269,027	$68,307	$17,757	$45,194	$35,970	$488,212
Proceeds from sales	(9,311)	(27,137)	(43,797)	(533)	(74)	(1,977)	(36,650)

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$464,860	$143,952	$4,780	$262,360	$61,679	$33,471	$842,220
Proceeds from sales	(473,541)	(1,468)	(4,967)	(38,493)	(150)	(164,963)	(575,149)

Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$757,377	$725,754	$303,935	$1,090,406	$480,311	$4,926,183	$147,622
Proceeds from sales	(673,246)	(5,529,538)	(262,318)	(4,271,471)	(141,215)	(4,981,754)	(11,719)

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$646,428	$11,024	$170,473	$2,150,012	$135,953	$240,543	$213,334
Proceeds from sales	(756,346)	(5,449)	(97,730)	(1,148,277)	(2,819)	(480,537)	(439,183)

F-79

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$1,893,766	$837,479	$118,090	$158,551	$793,548	$59,459	$91,881
Proceeds from sales	(2,464,108)	(883,666)	(4,155)	(175,455)	(2,213,552)	(586)	(3,810)

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$413,139	$71	$19,326	$11,924	$273,698	$60,202	$30,693
Proceeds from sales	(458,760)	-	(19,994)	-	(35,880)	(647)	(3,447)

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$4,849	$66,014	$18,851	$198,371	$34,611	$443,765	$452,438
Proceeds from sales	(1,954)	(84,058)	(25,376)	(103,501)	(91,615)	(61,539)	(41,716)

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$43,109	$642,042	$190,660	$1,104,301	$1,283,439	$20,799	$216,154
Proceeds from sales	(8,350)	(276,049)	(63,029)	(1,673,791)	(494,706)	(24,541)	(907)

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Class II)	(Class III)
Cost of purchases	$2,837,791	$311,142	$7,153,722	$1,216,585	$1,169	$215,311	$64,138
Proceeds from sales	(4,055,893)	(94,976)	(11,081,879)	(37,978)	(62,082)	(3,922)	(14,035)

F-80

Notes To Financial Statements (Continued)

6.     PURCHASES AND SALES OF INVESTMENTS (Continued)

MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)		(Service Class I)	(Class II)
Cost of purchases	$15,890	$1,493	$4,197	$585,270	$8,904	$39,342	$344,231
Proceeds from sales	(404)	(1,181)	(319)	(34,039)	(583)	(24,961)	(323,533)

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$5,969	$70,183	$118,123	$302,775	$1,191,721	$150,843	$161,474
Proceeds from sales	(605)	(47,769)	(16,208)	(124,302)	(872,718)	(219,781)	(68,316)
MML
	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$254,670	$6,405	$14,025	$1,865,376	$587,158	$8,916	$183,044
Proceeds from sales	(108,487)	(56,775)	(1,723)	(1,796,815)	(1,037,929)	(164)	(3,730)

	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$343,068	$124,734	$697,999	$10,007,223	$251,828	$7,282	$41,407
Proceeds from sales	(4,067)	(2,169)	(671,929)	(12,748,692)	(1,816)	(1,826)	(4,017)

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$8,824	$589	$95,344	$128,045	$499,151	$1,067,824	$1,728
Proceeds from sales	(1,652)	(342)	(1,243)	(115)	(985,643)	(783,876)	(135)

F-81

Notes To Financial Statements (Continued)

6.     PURCHASES AND SALES OF INVESTMENTS (Continued)

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$6,425,189	$400,016	$4,069	$733,100	$129,063	$95,363	$37,953
Proceeds from sales	(4,831,964)	(502,930)	(289)	(7,307)	(32,592)	(3,804)	(67,081)

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$1,695,157	$99,061	$77,772	$5,113	$202,608	$213,002	$45,048
Proceeds from sales	(78,860)	(4,604)	(44,815)	(114,607)	(5,312)	(6,558)	(25,426)

	Vest
	US Large Cap
	10% Buffer
	Strategies V.I.
	Division
2024 (Continued)
Cost of purchases	$34,746
Proceeds from sales	(1,475)

F-82

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	American	American			American Funds	American Funds	American Funds
	Century	Century	American	American	Insurance Series®	Insurance Series®	Insurance Series®
	VP Capital	VP Disciplined	Century	Century	Asset	Asset	Capital World
	Appreciation	Core Value	VP International	VP Value	Allocation	Allocation	Growth and Income
	Division	Division	Division	Division	Division	Division	Division
2023					(Class 1)	(Class 2)
Cost of purchases	$128,026	$888,710	$108,225	$497,377	$23,339	$1,064,913	$59,009
Proceeds from sales	(4,654)	(1,613,736)	(23,527)	(214,462)	(653)	(1,194,105)	(1,344)

	American Funds		American Funds		American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	American Funds	Insurance Series®	Insurance Series®
	Global	Insurance Series®	International	Insurance Series®	The Bond	Washington	Black Rock
	Growth	Growth-Income	Growth and Income	New World	Fund of America	Mutual Investors	High Yield V.I.
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)		(Class 2)
Cost of purchases	$57,075	$984,782	$33,547	$4,244	$23,941	$13,550	$63,497
Proceeds from sales	(22,790)	(819,408)	(990)	(381)	(818)	(2,731)	(12,654)

	Black Rock	BNY Mellon	Delaware	Delaware VIP®	Delaware VIP®	DFA	DFA
	Small Cap	MidCap	Ivy VIP Science	Emerging	Small Cap	VA International	U.S. Targeted
	Index V.I.	Stock	and Technology	Markets	Value	Small	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$130,643	$82,874	$31,529	$40,354	$26,844	$12,592	$17,007
Proceeds from sales	(20,773)	(3,906)	(117)	(3,607)	(2,305)	(2,256)	(3,062)

			Eaton Vance			Fidelity®
	DFA	DWS	VT	Fidelity®	Fidelity®	VIP	Fidelity®
	VIT Inflation-	Small Cap	Floating-Rate	VIP	VIP	Extended	VIP
	Protected Securities	Index	Income	Bond Index	Contrafund®	Market Index	Freedom 2020
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$3,221	$320,339	$4,569	$38,038	$3,911,683	$127,866	$424
Proceeds from sales	(2,809)	(351,168)	(651)	(887)	(5,420,054)	(17,762)	(70)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$156,942	$228,190	$108,143	$503,034	$42,132	$214,508	$48,693
Proceeds from sales	(26,044)	(58,190)	(24,093)	(51,802)	(8,865)	(24,635)	(5,138)

F-83

Notes To Financial Statements (Continued)

6.   PURCHASES AND SALES OF INVESTMENTS (Continued)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2060	Freedom 2065	Freedom Income	Growth	Index 500	Index 500	International Index
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)					(Initial Class)	(Service Class)
Cost of purchases	$111,091	$1,490	$43,793	$406,704	$-	$832,210	$131,865
Proceeds from sales	(28,552)	(64)	(1,427)	(37,140)	(1)	(52,692)	(2,990)

		Franklin	Franklin	Goldman	Goldman	Goldman	Goldman
	Fidelity®	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs
	VIP	Value	Income	Core Fixed	International	Mid Cap	Mid Cap
	Overseas	VIP	VIP	Income	Equity Insights	Growth	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$101,372	$547,572	$13,566	$409	$44,854	$4,903	$155,225
Proceeds from sales	(468)	(552,633)	(13,442)	(6)	(442)	(129)	(16,944)

	Goldman	Invesco
	Sachs	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Strategic	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.
	Growth	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$650,802	$176,051	$799,434	$266,057	$710,836	$150,528	$6,731,646
Proceeds from sales	(814,003)	(582,513)	(2,621,208)	(170,760)	(6,125,498)	(47,931)	(4,162,393)

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Global	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Real Estate	Strategic Income	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$10,602	$291,079	$97,911	$1,446,588	$60,656	$199,785	$212,307
Proceeds from sales	(197)	(500,629)	(120,603)	(944,814)	(2,224)	(141,408)	(272,050)

Janus
	Janus	Henderson	MFS®	MFS®	MFS®	MFS®	MFS®
	Henderson	Global	Global	Growth	International	Investors	Mid Cap
	Forty	Research	Real Estate	Series	Intrinsic Value	Trust	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$439,577	$1,038,791	$5,653	$29,843	$52,241	$21,659	$175,822
Proceeds from sales	(1,392,619)	(609,758)	(909)	(15,883)	(445)	(30,813)	(20,980)

F-84

Notes To Financial Statements (Continued)

6.     PURCHASES AND SALES OF INVESTMENTS (Continued)

	MFS®		MML	MML	MML		MML
	New	MFS®	Aggressive	American Funds	Balanced	MML	Blue Chip
	Discovery	Value	Allocation	Growth	Allocation	Blend	Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$52,124	$454,242	$55,727	$186,293	$3,752	$913,882	$128,560
Proceeds from sales	(53,289)	(6,762)	(2,619)	(47,865)	(88,234)	(1,261,778)	(254,610)

	MML	MML		MML	MML	MML
	Conservative	Dynamic	MML	Equity	Equity	Focused	MML
	Allocation	Bond	Equity	Income	Index	Equity	Foreign
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$25,339	$4,407	$4,702,366	$92,657	$6,665,659	$67,788	$30,486
Proceeds from sales	(7,804)	(253)	(3,334,791)	(1,827)	(4,102,540)	(6,500)	(2,471)

MML
		MML	MML	Inflation-	MML	MML	MML
	MML	Growth	Income &	Protected	Large Cap	Managed	Managed
	Global	Allocation	Growth	and Income	Growth	Bond	Volatility
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$10,587	$106,157	$30,873	$285,851	$28,708	$971,599	$379,021
Proceeds from sales	(11,233)	(16,600)	(23,589)	(144,067)	(1,153)	(834,268)	(139,334)

				MML			MML
	MML	MML	MML	Short-	MML	MML	Strategic
	Mid Cap	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Emerging
	Growth	Value	Allocation	Bond	Equity	Growth Equity	Markets
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$116,174	$100,183	$24,236	$16,726	$705,193	$544,392	$13,157
Proceeds from sales	(9,822)	(1,813)	(6,541)	(281)	(810,162)	(466,938)	(410)

F-85

Notes To Financial Statements (Continued)

6.     PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML	MML U.S.	PIMCO				T. Rowe Price
	Total Return	Government	Global Bond	PIMCO	PIMCO	PIMCO	Blue Chip
	Bond	Money Market	Opportunities	High Yield	Real Return	Total Return	Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)			(Unhedged)
Cost of purchases	$22,711	$12,177,962	$10,289	$51,832	$3,039	$10,762	$153,138
Proceeds from sales	(405)	(7,075,200)	(10,714)	(1,601)	(165)	(599)	(279,143)

		T. Rowe Price	T. Rowe Price	Templeton	Templeton
	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global Bond	Vanguard VIF	Vanguard VIF
	Equity Income	Bond	Growth	VIP	VIP	Balanced	Capital Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$778,048	$6,487	$4,399,051	$448,940	$4,069	$70,244	$65,392
Proceeds from sales	(869,035)	(5,994)	(4,774,869)	(311,354)	(258)	(1,571)	(2,578)

					Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Real Estate	Short-Term
	Diversified Value	Equity Income	Growth	International	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$34,699	$289,718	$9,743	$111,409	$19,254	$39,195
Proceeds from sales	(6,382)	(122,347)	(46)	(2,377)	(5,777)	(755)

F-86

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS

       The changes in outstanding units for each of the years in the two-year period ended December 31, 2024 were as follows:

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
2024		(Class 1)	(Class 2)
Units purchased	103,577	70,248	81,930	52	202,280	11	46,205
Units withdrawn	(643)	(5,478)	(93,512)	(680)	(4,220)	-	(87,421)
Units transferred between Divisions and (to) from General Account	(3,671)	340,996	27,998	(62,255)	91,374	-	(36,842)
Net increase (decrease)	99,263	405,766	16,416	(62,883)	289,434	11	(78,058)

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)				(Class 1A)	(Class 2)		(Class I)
Units purchased	88,286	12,414	69,171	1,110	16	120,446	160,870
Units withdrawn	(1,424)	(550)	(2,143)	(192)	-	(2,733)	(10,223)
Units transferred between Divisions and (to) from General Account	(7,068)	(830)	(6,424)	27,801	-	(5,132)	1,088
Net increase (decrease)	79,794	11,034	60,604	28,719	16	112,581	151,735

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)	(Class III)
Units purchased	67,898	166,484	138,566	-	5,386	9,406	90,197
Units withdrawn	(5,438)	(1,785)	(3,349)	-	(1,928)	(2,379)	(990)
Units transferred between Divisions and (to) from General Account	(23,887)	(24,766)	(62,624)	4,305	4,165	2,635	-
Net increase (decrease)	38,573	139,933	72,593	4,305	7,623	9,662	89,207

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Units purchased	29,962	10	191,021	618,780	666,033	122,274	136,578
Units withdrawn	(52,250)	(82)	(8,453)	(6,782)	(793,063)	(6,245)	(5,621)
Units transferred between Divisions and (to) from General Account	(68,623)	507	4,837	(3,437)	254,480	305	(13,601)
Net increase (decrease)	(90,911)	435	187,405	608,561	127,450	116,334	117,356

F-87

Notes To Financial Statements (Continued)

7.   NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	8	105,888	94,677	72,774	1,309,382	28,622	520,035
Units withdrawn	(80)	(5,230)	(6,521)	(3,033)	(43,604)	(1,186)	(19,622)
Units transferred between Divisions and (to) from General Account	3,708	(273,105)	84,177	(13,037)	(274,250)	3,470	(3,510)
Net increase (decrease)	3,636	(172,447)	172,333	56,704	991,528	30,906	496,903

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	47,968	74,540	508	40,508	200,233	73,971	1,108,725
Units withdrawn	(1,769)	(4,180)	(23)	(2,537)	(13,981)	(2,814)	(47,562)
Units transferred between Divisions and (to) from General Account	(502)	52,045	(877)	308,502	(64,094)	21	427,303
Net increase (decrease)	45,697	122,405	(392)	346,473	122,158	71,178	1,488,466

						Fidelity®	Fidelity®
	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Units purchased	195,671	235,282	57,325	15,261	1,699	34,200	434,669
Units withdrawn	(11,741)	(6,558)	(2,926)	(661)	(127)	(3,166)	(54,322)
Units transferred between Divisions and (to) from General Account	6,514	(11,355)	(37,984)	13	45,667	(26)	10,866
Net increase (decrease)	190,444	217,369	16,415	14,613	47,239	31,008	391,213

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	66,154	145,368	6	197,962	15	6,883	37,341
Units withdrawn	(62,643)	(2,280)	(47)	(3,596)	(171)	(2,847)	(96,360)
Units transferred between Divisions and (to) from General Account	(48,372)	-	38	(18,940)	52,853	(147,588)	(10,005)
Net increase (decrease)	(44,861)	143,088	(3)	175,426	52,697	(143,552)	(69,024)

F-88

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	289,534	312,121	105,819	473,085	311,590	325,722	168,502
Units withdrawn	(150,331)	(997,574)	(138,497)	(1,043,243)	(29,940)	(699,291)	(2,805)
Units transferred between Divisions and (to) from General Account	(12,463)	(71,838)	928	9,180	(21,827)	183,857	(12,365)
Net increase (decrease)	126,740	(757,291)	(31,750)	(560,978)	259,823	(189,712)	153,332

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	174,322	12	4,701	123,563	63,933	23,377	20,732
Units withdrawn	(218,906)	(5)	(14,151)	(255,011)	(3,093)	(42,628)	(69,333)
Units transferred between Divisions and (to) from General Account	(28,981)	5,391	25,048	(34,795)	51,233	(70,900)	(5,551)
Net increase (decrease)	(73,565)	5,398	15,598	(166,243)	112,073	(90,151)	(54,152)

		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	93,844	168,811	101,512	148,866	236,367	62,537	97,171
Units withdrawn	(251,085)	(401,810)	(4,954)	(3,088)	(584,869)	(980)	(3,030)
Units transferred between Divisions and (to) from General Account	(148,943)	(13,794)	(84)	(173,235)	(62,033)	-	(1,774)
Net increase (decrease)	(306,184)	(246,793)	96,474	(27,457)	(410,535)	61,557	92,367

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	20,806	87	6,300	11,890	4,388	50,333	2,661
Units withdrawn	(71,773)	(26)	(2,645)	(75)	(2,831)	(893)	(887)
Units transferred between Divisions and (to) from General Account	603	-	(8,631)	-	203,299	5,140	30,737
Net increase (decrease)	(50,364)	61	(4,976)	11,815	204,856	54,580	32,511

F-89

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	45	59,102	639	99,627	4,683	285,447	392,799
Units withdrawn	(372)	(1,260)	(3,785)	(5,608)	(10,945)	(10,188)	(27,825)
Units transferred between Divisions and (to) from General Account	1,818	(77,925)	(10)	(18,756)	(982)	(5,943)	1,891
Net increase (decrease)	1,491	(20,083)	(3,156)	75,263	(7,244)	269,316	366,865

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	37,249	206,758	94,040	224,628	314,572	108	229,553
Units withdrawn	(7,443)	(36,483)	(14,178)	(447,882)	(162,301)	(152)	(1,318)
Units transferred between Divisions and (to) from General Account	1,958	129,539	41,605	(23,461)	205,868	(5,360)	-
Net increase (decrease)	31,764	299,814	121,467	(246,715)	358,139	(5,404)	228,235

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Class II)	(Class III)
Units purchased	610,474	21,317	316,683	1,072,694	1,288	179,882	56,186
Units withdrawn	(1,204,195)	(3,523)	(1,353,999)	(82,986)	(981)	(4,899)	(2,975)
Units transferred between Divisions and (to) from General Account	210,060	152,484	(5,224)	11,151	(55,989)	11,049	(9,806)
Net increase (decrease)	(383,661)	170,278	(1,042,540)	1,000,859	(55,682)	186,032	43,405

							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)		(Service Class I)	(Class II)
Units purchased	14,571	67	3,986	430,814	7,582	27,358	149,418
Units withdrawn	(816)	(205)	(439)	(31,550)	(1,583)	(9,204)	(145,219)
Units transferred between Divisions and (to) from General Account	37	(617)	-	110,317	1,625	(13,985)	11,796
Net increase (decrease)	13,792	(755)	3,547	509,581	7,624	4,169	15,995

F-90

Notes To Financial Statements (Continued)

7.   NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	6,484	17,659	108,291	214,490	208,095	27,195	131,940
Units withdrawn	(1,427)	(17,122)	(15,710)	(11,018)	(337,224)	(82,413)	(8,983)
Units transferred between Divisions and (to) from General Account	-	18,904	735	(62,498)	275,222	3,065	(46,694)
Net increase (decrease)	5,057	19,441	93,316	140,974	146,093	(52,153)	76,263

	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	171,416	5,962	10,862	97,440	277,879	8,920	58,374
Units withdrawn	(6,385)	(2,068)	(2,043)	(239,770)	(160,693)	(929)	(4,585)
Units transferred between Divisions and (to) from General Account	(46,471)	(52,460)	2,062	73,632	(298,064)	-	108,268
Net increase (decrease)	118,560	(48,566)	10,881	(68,698)	(180,878)	7,991	162,057

	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	405,414	99,960	24,960	1,772,310	235,607	5,614	33,503
Units withdrawn	(6,274)	(1,863)	(3,137)	(4,549,557)	(2,567)	(2,578)	(3,826)
Units transferred between Divisions and (to) from General Account	-	4	12,633	(103,988)	-	-	1,637
Net increase (decrease)	399,140	98,101	34,456	(2,881,235)	233,040	3,036	31,314

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	8,658	15	93,345	2,066	11,339	51,998	633
Units withdrawn	(1,922)	(57)	(1,827)	(85)	(42,943)	(133,876)	(23)
Units transferred between Divisions and (to) from General Account	6	178	6,779	106,970	(51,756)	15,377	869
Net increase (decrease)	6,742	136	98,297	108,951	(83,360)	(66,501)	1,479

F-91

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	152,537	82,053	4,444	43,161	64,460	73,874	17,456
Units withdrawn	(469,106)	(141,584)	(324)	(1,790)	(4,823)	(3,141)	(2,383)
Units transferred between Divisions and (to) from General Account	(47,217)	(36,718)	-	604,673	22,576	-	(42,846)
Net increase (decrease)	(363,786)	(96,249)	4,120	646,044	82,213	70,733	(27,773)

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	440,615	91,357	45,504	-	164,305	192,633	38,475
Units withdrawn	(22,563)	(6,288)	(1,149)	(1,469)	(8,445)	(7,177)	(962)
Units transferred between Divisions and (to) from General Account	899,952	4,903	(15,058)	(134,304)	16,776	10,349	(20,204)
Net increase (decrease)	1,318,004	89,972	29,297	(135,773)	172,636	195,805	17,309

	Vest
	US Large Cap
	10% Buffer
	Strategies V.I.
	Division
2024 (Continued)
Units purchased	32,148
Units withdrawn	(2,644)
Units transferred between Divisions and (to) from General Account	249
Net increase (decrease)	29,753

F-92

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

					American Funds	American Funds	American Funds
	American Century	American Century	American	American	Insurance Series®	Insurance Series®	Insurance Series®
	VP Capital	VP Disciplined	Century	Century	Asset	Asset	Capital World
	Appreciation	Core Value	VP International	VP Value	Allocation	Allocation	Growth and Income
	Division	Division	Division	Division	Division	Division	Division
2023					(Class 1)	(Class 2)
Units purchased	19,905	299,781	123,768	24,799	-	103,373	132
Units withdrawn	(3,548)	(575,800)	(2,712)	(36,069)	(588)	(310,879)	(1,575)
Units transferred between Divisions and (to) from General Account	139,400	(12,573)	(22,085)	15,319	23,799	32,607	64,326
Net increase (decrease)	155,757	(288,592)	98,971	4,049	23,211	(174,899)	62,883

	American Funds		American Funds		American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	American Funds	Insurance Series®	Insurance Series®
	Global	Insurance Series®	International	Insurance Series®	The Bond	Washington	Black Rock
	Growth	Growth-Income	Growth and Income	New World	Fund of America	Mutual Investors	High Yield V.I.
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)		(Class 2)
Units purchased	16,057	54,540	7,891	2,925	10,909	27	13,732
Units withdrawn	(1,179)	(144,831)	(781)	(416)	(798)	(323)	(1,079)
Units transferred between Divisions and (to) from General Account	23,540	(1,867)	26,325	1,656	14,972	11,157	35,426
Net increase (decrease)	38,418	(92,158)	33,435	4,165	25,083	10,861	48,079

	Black Rock	BNY Mellon	Delaware	Delaware VIP®	Delaware VIP®	DFA	DFA
	Small Cap	MidCap	Ivy VIP Science	Emerging	Small Cap	VA International	U.S. Targeted
	Index V.I.	Stock	and Technology	Markets	Value	Small	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	108,766	5,190	8,305	4,936	24,530	3,175	1,533
Units withdrawn	(5,648)	(2,033)	(133)	(2,312)	(491)	(1,948)	(2,310)
Units transferred between Divisions and (to) from General Account	7,951	76,408	26,486	41,414	966	8,283	8,144
Net increase (decrease)	111,069	79,565	34,658	44,038	25,005	9,510	7,367

			Eaton Vance			Fidelity®
	DFA	DWS	VT	Fidelity®	Fidelity®	VIP	Fidelity®
	VIT Inflation-	Small Cap	Floating-Rate	VIP	VIP	Extended	VIP
	Protected Securities	Index	Income	Bond Index	Contrafund®	Market Index	Freedom 2020
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	406	31,457	1,293	5,826	336,137	14,710	187
Units withdrawn	(627)	(92,459)	(58)	(918)	(980,742)	(2,933)	(7)
Units transferred between Divisions and (to) from General Account	(61)	22,516	2,411	36,298	27,392	101,182	215
Net increase (decrease)	(282)	(38,486)	3,646	41,206	(617,213)	112,959	395

F-93

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	142,932	29,866	69,432	132,199	37,089	69,971	34,399
Units withdrawn	(4,427)	(3,260)	(2,795)	(7,894)	(1,043)	(2,929)	(1,577)
Units transferred between Divisions and (to) from General Account	2,902	158,395	24,783	359,368	(738)	137,898	13,518
Net increase (decrease)	141,407	185,001	91,420	483,673	35,308	204,940	46,340

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2060	Freedom 2065	Freedom Income	Growth	Index 500	Index 500	International Index
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)					(Initial Class)	(Service Class)
Units purchased	31,594	555	15,362	148,544	-	559,862	116,786
Units withdrawn	(1,502)	(43)	(1,084)	(12,202)	-	(22,457)	(4,315)
Units transferred between Divisions and (to) from General Account	60,130	1,030	30,798	276,347	-	267,307	21,860
Net increase (decrease)	90,222	1,542	45,076	412,689	-	804,712	134,331

		Franklin	Franklin	Goldman	Goldman	Goldman	Goldman
	Fidelity®	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs
	VIP	Value	Income	Core Fixed	International	Mid Cap	Mid Cap
	Overseas	VIP	VIP	Income	Equity Insights	Growth	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	85	55,814	9,791	174	9,618	10	5,298
Units withdrawn	(626)	(49,572)	(581)	(7)	(414)	(167)	(2,730)
Units transferred between Divisions and (to) from General Account	113,025	39,465	(9,210)	285	35,687	6,137	123,651
Net increase (decrease)	112,484	45,707	-	452	44,891	5,980	126,219

	Goldman	Invesco
	Sachs	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Strategic	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.
	Growth	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	65,924	46,736	443,757	93,331	519,615	24,405	331,032
Units withdrawn	(83,597)	(139,850)	(783,154)	(138,982)	(1,086,717)	(21,181)	(722,402)
Units transferred between Divisions and (to) from General Account	(80,496)	(54,846)	(23,615)	68,854	(588,044)	22,509	(128,903)
Net increase (decrease)	(98,169)	(147,960)	(363,012)	23,203	(1,155,146)	25,733	(520,273)

F-94

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Global	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Real Estate	Strategic Income	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	23	184,048	6,704	154,023	70,795	31,617	22,559
Units withdrawn	(276)	(210,072)	(17,310)	(317,571)	(2,805)	(43,134)	(51,319)
Units transferred between Divisions and (to) from General Account	12,774	(48,318)	6,989	(13,460)	217	39,942	2,536
Net increase (decrease)	12,521	(74,342)	(3,617)	(177,008)	68,207	28,425	(26,224)

		Janus
	Janus	Henderson	MFS®	MFS®	MFS®	MFS®	MFS®
	Henderson	Global	Global	Growth	International	Investors	Mid Cap
	Forty	Research	Real Estate	Series	Intrinsic Value	Trust	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	116,555	261,985	2,512	13,147	83	1,020	41,618
Units withdrawn	(273,709)	(418,444)	(405)	(492)	(541)	(3,303)	(4,223)
Units transferred between Divisions and (to) from General Account	(34,847)	180,513	2,877	4,329	55,524	(1,454)	112,249
Net increase (decrease)	(192,001)	24,054	4,984	16,984	55,066	(3,737)	149,644

	MFS®		MML	MML	MML		MML
	New	MFS®	Aggressive	American Funds	Balanced	MML	Blue Chip
	Discovery	Value	Allocation	Growth	Allocation	Blend	Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)

Units purchased	6,346	413,517	69	1,006	47	238,169	89,396
Units withdrawn	(10,659)	(8,653)	(532)	(2,625)	(837)	(451,788)	(129,886)
Units transferred between Divisions and (to) from General Account	5,132	10,477	47,991	116,780	(96,774)	45,618	2,783
Net increase (decrease)	819	415,341	47,528	115,161	(97,564)	(168,001)	(37,707)

	MML	MML		MML	MML	MML
	Conservative	Dynamic	MML	Equity	Focused	Focused	MML
	Allocation	Bond	Equity	Income	Index	Equity	Foreign
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	13	4,554	589,435	96	309,553	77	24,996
Units withdrawn	(141)	(296)	(1,319,548)	(1,916)	(1,011,631)	(1,530)	(2,324)
Units transferred between Divisions and (to) from General Account	18,003	-	(48,763)	81,898	23,294	58,026	5,201
Net increase (decrease)	17,875	4,258	(778,876)	80,078	(678,784)	56,573	27,873
F-95

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

				MML
		MML	MML	Inflation-	MML	MML	MML
	MML	Growth	Income &	Protected	Large Cap	Managed	Managed
	Global	Allocation	Growth	and Income	Growth	Bond	Volatility
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	82	235	79	71,557	17,211	183,569	34,943
Units withdrawn	(235)	(1,798)	(604)	(90,469)	(1,614)	(330,398)	(61,482)
Units transferred between Divisions and (to) from General Account	(2,440)	67,617	(1,250)	62,701	9,160	172,811	(9,775)
Net increase (decrease)	(2,593)	66,054	(1,775)	43,789	24,757	25,982	(36,314)

				MML			MML
	MML	MML	MML	Short-	MML	MML	Strategic
	Mid Cap	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Emerging
	Growth	Value	Allocation	Bond	Equity	Growth Equity	Markets
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	64,825	94	57	4,299	95,157	101,811	4,798
Units withdrawn	(3,655)	(1,870)	(433)	(299)	(158,308)	(126,119)	(373)
Units transferred between Divisions and (to) from General Account	57,683	81,480	13,662	12,667	57,709	292,169	11,113
Net increase (decrease)	118,853	79,704	13,286	16,667	(5,442)	267,861	15,538

	MML	MML U.S.	PIMCO				T. Rowe Price
	Total Return	Government	Global Bond	PIMCO	PIMCO	PIMCO	Blue Chip
	Bond	Money Market	Opportunities	High Yield	Real Return	Total Return	Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)			(Unhedged)
Units purchased	13,923	7,449,567	1,943	52,605	7	223	14,457
Units withdrawn	(574)	(2,568,815)	(2,655)	(1,219)	(25)	(196)	(32,238)
Units transferred between Divisions and (to) from General Account	11,830	(560,722)	(2,308)	-	3,102	10,642	3,341
Net increase (decrease)	25,179	4,320,030	(3,020)	51,386	3,084	10,669	(14,440)

		T. Rowe Price	T. Rowe Price	Templeton	Templeton
	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global Bond	Vanguard VIF	Vanguard VIF
	Equity Income	Bond	Growth	VIP	VIP	Balanced	Capital Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	65,327	2,451	199,283	102,507	4,203	58,247	66,140
Units withdrawn	(160,545)	(206)	(556,981)	(152,203)	(282)	(1,819)	(2,639)
Units transferred between Divisions and (to) from General Account	(17,807)	(1,750)	(56,417)	59,647	-	15,949	-
Net increase (decrease)	(113,025)	495	(414,115)	9,951	3,921	72,377	63,501

F-96

Notes To Financial Statements (Continued)

7.   NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

					Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Real Estate	Short-Term
	Diversified Value	Equity Income	Growth	International	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	15,215	217,550	2,254	-	21,079	39,590
Units withdrawn	(2,385)	(7,679)	(80)	(3,068)	(883)	(783)
Units transferred between Divisions and (to) from General Account	11,417	(67,643)	9,112	138,841	(5,022)	-
Net increase (decrease)	24,247	142,228	11,286	135,773	15,174	38,807

F-97

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
American Funds Insurance Series® American High-Income Division[5]
2024	99,264	$-	-	$1.13	$111,712	20.17%	-%	-	0.60%	-%	-	9.73%
American Funds Insurance Series® Asset Allocation Division (Class 1)[5]
2024	428,976	-	-	1.19	509,149	3.56	-	-	0.60	-	-	16.74
2023	23,211	-	-	1.02	23,599	2.47	-	-	0.60	-	-	14.55
American Funds Insurance Series® Asset Allocation Division (Class 2)
2024	2,472,109	5.04	to	5.37	12,860,723	2.21	0.25	to	0.55	15.80	to	16.15
2023	2,455,694	4.35	to	4.63	11,010,757	2.24	0.25	to	0.55	13.64	to	13.98
2022	2,630,594	3.83	to	4.06	10,357,028	1.93	0.25	to	0.55	(13.88)	to	(13.62)
2021	2,597,036	4.44	to	4.70	11,859,082	1.54	0.25	to	0.55	14.47	to	14.81
2020	2,612,782	3.88	to	4.09	10,395,398	1.71	0.25	to	0.55	11.84	to	12.18
American Funds Insurance Series® Capital World Growth and Income Division⁵
2024	-	-	-	1.17	-	-	-	-	0.60	-	-	14.00
2023	62,883	-	-	1.03	64,552	1.93	-	-	0.60	-	-	20.87
American Funds Insurance Series® Global Growth Division[5]
2024	343,163	-	-	1.08	370,777	2.72	-	-	0.60	-	-	13.94
2023	53,729	-	-	0.95	50,952	1.33	-	-	0.60	-	-	22.90
2022	15,311	-	-	0.77	11,814	1.26	-	-	0.60	-	-	(24.54)
American Funds Insurance Series® Global Small Capitalization Division
2024	11	-	-	0.95	10	-	-	-	0.80	-	-	(4.53)
American Funds Insurance Series® Growth-Income Division
2024	1,772,517	7.77	to	8.29	14,141,103	1.12	0.25	to	0.55	23.54	to	23.92
2023	1,850,575	6.29	to	6.69	11,923,829	1.39	0.25	to	0.55	25.45	to	25.82
2022	1,942,734	5.01	to	5.32	9,958,087	1.29	0.25	to	0.55	(16.95)	to	(16.70)
2021	1,978,822	6.04	to	6.39	12,199,405	1.11	0.25	to	0.55	23.41	to	23.79
2020	2,310,967	4.89	to	5.16	11,567,104	1.38	0.25	to	0.55	12.92	to	13.26
American Funds Insurance Series® International Growth and Income Division [5]
2024	113,229	-	-	1.05	119,314	4.67	-	-	0.60	-	-	3.64
2023	33,435	-	-	1.02	33,993	3.60	-	-	0.60	-	-	16.08
American Funds Insurance Series® New World Division[5]
2024	29,974	-	-	0.98	29,523	1.47	-	-	0.60	-	-	6.86
2023	18,940	-	-	0.92	17,458	1.88	-	-	0.60	-	-	16.22
2022	14,775	-	-	0.79	11,718	2.91	-	-	0.60	-	-	(21.86)
American Funds Insurance Series® The Bond Fund of America Division [5]
2024	90,080	-	-	0.93	83,473	5.16	-	-	0.60	-	-	1.23
2023	29,476	-	-	0.92	26,982	5.10	-	-	0.60	-	-	4.89
2022	4,392	-	-	0.87	3,833	2.58	-	-	0.60	-	-	(12.49)
American Funds Insurance Series® Washington Mutual Investors Division (Class 1A)⁵
2024	39,580	-	-	1.32	52,091	6.36	-	-	0.60	-	-	19.15
2023	10,861	-	-	1.10	11,997	1.39	-	-	0.60	-	-	17.29
F-98

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
American Funds Insurance Series® Washington Mutual Investors Division (Class 2)
	2024	16	$-	-	$0.98	$16	-%	-%	-	0.80%	-%	-	(2.08)%
BlackRock High Yield V.I. Division[5]
	2024	205,914	-	-	1.11	228,156	6.90	-	-	0.60	-	-	8.29
	2023	93,333	-	-	1.02	95,497	6.56	-	-	0.60	-	-	13.23
	2022	45,254	-	-	0.90	40,891	4.75	-	-	0.60	-	-	(10.35)
BlackRock Small Cap Index V.I. Division (Class I)[5]
	2024	151,735	-	-	1.14	173,378	5.04	-	-	0.80	-	-	11.44
BlackRock Small Cap Index V.I. Division (Class III)[5]
	2024	298,274	-	-	1.06	315,273	1.58	-	-	0.60	-	-	11.07
	2023	259,701	-	-	0.95	247,149	1.12	-	-	0.60	-	-	16.43
	2022	148,632	-	-	0.82	121,493	2.04	-	-	0.60	-	-	(20.63)
BlackRock Total Return V.I. Division[5]
	2024	139,933	-	-	0.92	128,612	2.74	-	-	0.60	-	-	1.39
BNY Mellon MidCap Stock Division[5]
	2024	152,157	-	-	1.18	178,885	0.49	-	-	0.60	-	-	12.33
	2023	79,565	-	-	1.05	83,271	0.52	-	-	0.60	-	-	17.99
	2022	-	-	-	0.89	-	0.56	-	-	0.60	-	-	(14.28)
Dimensional VA Global Bond Division[5]
	2024	4,305	-	-	1.04	4,460	-	-	-	0.60	-	-	5.38
Dimensional VA International Small Division[4,5]
	2024	66,908	-	-	1.01	67,707	3.54	-	-	0.60	-	-	3.82
	2023	59,284	-	-	0.97	57,786	3.34	-	-	0.60	-	-	14.11
	2022	49,773	-	-	0.85	42,517	4.67	-	-	0.60	-	-	(17.64)
Dimensional VA U.S. Targeted Value Division[4,5]
	2024	77,388	-	-	1.29	99,861	1.52	-	-	0.60	-	-	8.14
	2023	67,727	-	-	1.19	80,818	1.66	-	-	0.60	-	-	20.03
	2022	60,359	-	-	0.99	60,005	2.23	-	-	0.60	-	-	(4.21)
Dimensional VIT Inflation-Protected Securities Division[4,5]
	2024	107,310	-	-	0.94	100,545	7.62	-	-	0.60	-	-	1.88
	2023	18,103	-	-	0.92	16,648	3.96	-	-	0.60	-	-	4.02
	2022	18,385	-	-	0.88	16,254	14.26	-	-	0.60	-	-	(12.45)
DWS Small Cap Index Division
	2024	919,816	4.83	to	5.38	4,614,200	1.16	0.25	to	0.55	10.54	to	10.87
	2023	1,010,726	4.37	to	4.85	4,568,445	1.13	0.25	to	0.55	16.12	to	16.47
	2022	1,049,211	3.76	to	4.17	4,075,492	0.92	0.25	to	0.55	(21.07)	to	(20.83)
	2021	1,101,337	4.76	to	5.27	5,419,937	0.83	0.25	to	0.55	13.87	to	14.22
	2020	1,145,219	4.18	to	4.61	4,937,438	1.10	0.25	to	0.55	18.78	to	19.13
Eaton Vance VT Floating-Rate Income Division[5]
	2024	4,081	-	-	1.18	4,799	8.08	-	-	0.60	-	-	7.85
	2023	3,646	-	-	1.09	3,976	6.88	-	-	0.60	-	-	11.47
Fidelity® VIP Bond Index Division (Initial Class)
	2024	187,405	-	-	1.04	195,508	6.93	-	-	0.80	-	-	4.10
F-99

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Bond Index Division (Service Class 2)[5]
	2024	649,767	$-	-	$0.92	$595,445	6.02%	-%	-	0.60%	-%	-	1.00%
	2023	41,206	-	-	0.91	37,387	2.48	-	-	0.60	-	-	5.13
Fidelity® VIP Contrafund® Division[5]
	2024	11,071,160	9.74	to	11.99	101,135,005	0.19	0.25	to	0.55	33.05	to	33.79
	2023	10,943,710	7.32	to	8.98	79,541,615	0.49	0.25	to	0.55	32.72	to	33.12
	2022	11,560,924	5.51	to	6.75	63,406,218	0.51	0.25	to	0.55	(26.72)	to	(26.50)
	2021	12,140,233	7.52	to	9.18	90,757,280	0.06	0.25	to	0.55	27.13	to	27.52
	2020	12,860,701	5.92	to	7.20	75,496,258	0.25	0.25	to	0.55	29.85	to	30.24
Fidelity® VIP Extended Market Index Division (Initial Class)
	2024	116,334	-	-	1.13	131,226	3.26	-	-	0.80	-	-	10.56
Fidelity® VIP Extended Market Index Division (Service Class)[5]
	2024	413,320	-	-	1.11	456,803	1.32	-	-	0.60	-	-	12.03
	2023	295,965	-	-	0.99	291,990	1.79	-	-	0.60	-	-	17.11
	2022	183,005	-	-	0.84	154,173	1.97	-	-	0.60	-	-	(18.30)
Fidelity® VIP Freedom 2020 Division[5]
	2024	4,030	-	-	1.03	4,147	2.99	-	-	0.60	-	-	7.55
	2023	394	-	-	0.96	377	2.14	-	-	0.60	-	-	12.34
Fidelity® VIP Freedom 2025 Division[5]
	2024	81,080	-	-	1.04	84,369	1.06	-	-	0.60	-	-	8.40
	2023	253,527	-	-	0.96	243,367	3.08	-	-	0.60	-	-	13.48
	2022	112,120	-	-	0.85	94,841	2.01	-	-	0.60	-	-	(16.51)
Fidelity® VIP Freedom 2030 Division[5]
	2024	362,679	-	-	1.06	382,806	2.34	-	-	0.60	-	-	9.34
	2023	190,346	-	-	0.97	183,741	2.60	-	-	0.60	-	-	14.56
	2022	5,345	-	-	0.84	4,504	1.86	-	-	0.60	-	-	(16.94)
Fidelity® VIP Freedom 2035 Division[5]
	2024	205,804	-	-	1.08	223,084	2.06	-	-	0.60	-	-	10.93
	2023	149,100	-	-	0.98	145,691	2.25	-	-	0.60	-	-	16.71
	2022	57,680	-	-	0.84	48,292	1.99	-	-	0.60	-	-	(17.75)
Fidelity® VIP Freedom 2040 Division[5]
	2024	1,554,650	-	-	1.12	1,741,302	1.56	-	-	0.60	-	-	12.99
	2023	563,122	-	-	0.99	558,221	2.06	-	-	0.60	-	-	18.77
	2022	79,449	-	-	0.83	66,312	2.51	-	-	0.60	-	-	(18.30)
Fidelity® VIP Freedom 2045 Division[5]
	2024	94,306	-	-	1.13	106,765	1.46	-	-	0.60	-	-	13.70
	2023	63,400	-	-	1.00	63,127	1.84	-	-	0.60	-	-	19.33
	2022	28,092	-	-	0.83	23,440	1.13	-	-	0.60	-	-	(18.30)
Fidelity® VIP Freedom 2050 Division[5]
	2024	718,990	-	-	1.13	814,403	1.48	-	-	0.60	-	-	13.74
	2023	222,087	-	-	1.00	221,174	1.97	-	-	0.60	-	-	19.36
	2022	17,147	-	-	0.83	14,306	1.11	-	-	0.60	-	-	(18.35)
F-100

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Freedom 2055 Division[5]
	2024	134,895	$-	-	$1.13	$152,782	1.37%	-%	-	0.60%	-%	-	13.72%
	2023	89,198	-	-	1.00	88,839	1.72	-	-	0.60	-	-	19.40
	2022	42,857	-	-	0.83	35,748	2.50	-	-	0.60	-	-	(18.36)
Fidelity® VIP Freedom 2060 Division[5]
	2024	227,220	-	-	1.13	257,289	1.41	-	-	0.60	-	-	13.72
	2023	104,814	-	-	1.00	104,363	2.42	-	-	0.60	-	-	19.30
	2022	14,592	-	-	0.83	12,178	1.63	-	-	0.60	-	-	(18.27)
Fidelity® VIP Freedom 2065 Division[5]
	2024	1,660	-	-	1.13	1,879	1.23	-	-	0.60	-	-	13.70
	2023	2,052	-	-	1.00	2,042	1.68	-	-	0.60	-	-	19.29
	2022	511	-	-	0.83	426	2.49	-	-	0.60	-	-	(18.32)
Fidelity® VIP Freedom Income Division[5]
	2024	394,011	-	-	0.99	391,005	8.04	-	-	0.60	-	-	4.28
	2023	47,539	-	-	0.95	45,239	4.58	-	-	0.60	-	-	7.82
	2022	2,462	-	-	0.88	2,173	2.14	-	-	0.60	-	-	(12.06)
Fidelity® VIP Growth Division[5]
	2024	557,533	-	-	1.35	754,310	-	-	-	0.60	-	-	30.26
	2023	435,374	-	-	1.04	452,184	0.05	-	-	0.60	-	-	36.09
	2022	22,685	-	-	0.76	17,312	0.23	-	-	0.60	-	-	(24.52)
Fidelity® VIP Health Care Division
	2024	71,178	-	-	1.05	74,520	-	-	-	0.80	-	-	2.99
Fidelity® VIP Index 500 Division (Initial Class)
	2024	-	-	-	-	-	-	-	-	-	-	-	-
	2023	-	-	-	-	-	-	-	-	-	-	-	-
	2022	-	-	-	-	-	-	-	-	-	-	-	-
	2021	-	-	-	-	-	-	-	-	-	-	-	-
	2020	93	-	-	7.87	732	5.11	-	-	0.90	-	-	17.18
Fidelity® VIP Index 500 Division (Service Class)[5]
	2024	2,781,159	-	-	1.31	3,650,760	1.35	-	-	0.60	-	-	24.77
	2023	1,292,693	-	-	1.05	1,359,985	1.59	-	-	0.60	-	-	26.07
	2022	487,980	-	-	0.83	407,222	1.97	-	-	0.60	-	-	-
Fidelity® VIP International Index Division (Initial Class)
	2024	190,444	-	-	1.04	197,526	6.41	-	-	0.80	-	-	1.63
Fidelity® VIP International Index Division (Service Class 2)[5]
	2024	458,433	-	-	1.04	476,603	3.27	-	-	0.60	-	-	4.82
	2023	241,064	-	-	0.99	239,090	2.78	-	-	0.60	-	-	15.88
	2022	106,733	-	-	0.86	91,354	3.00	-	-	0.60	-	-	(16.21)
Fidelity® VIP Overseas Division[5]
	2024	128,898	-	-	0.99	127,757	1.46	-	-	0.60	-	-	5.05
	2023	112,483	-	-	0.94	105,862	1.06	-	-	0.60	-	-	20.50
Fidelity® VIP Real Estate Division (Initial Class)
	2024	14,614	-	-	1.17	17,164	3.79	-	-	0.80	-	-	16.19
F-101

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Real Estate Division (Service Class)
	2024	47,239	$-	-	$0.90	$42,335	3.63%	-%	-	0.60%	-%	-	6.38%
Fidelity® VIP Strategic Income Division
	2024	31,008	-	-	1.06	32,919	7.77	-	-	0.80	-	-	5.56
Fidelity® VIP Total Market Index Division
	2024	391,213	-	-	1.18	461,972	1.94	-	-	0.80	-	-	15.58
Franklin Small Cap Value VIP Division
	2024	767,582	1.17	to	7.38	4,689,824	0.92	0.25	to	0.60	11.43	to	11.71
	2023	812,443	1.05	to	6.62	4,355,256	0.53	0.25	to	0.60	12.46	to	12.74
	2022	766,735	5.55	to	5.89	4,114,825	0.97	0.25	to	0.55	(10.56)	to	(10.29)
	2021	791,211	6.20	to	6.56	5,020,912	1.00	0.25	to	0.55	24.68	to	25.05
	2020	833,367	4.98	to	5.25	4,241,739	1.46	0.25	to	0.55	4.61	to	4.93
Franklin Strategic Income VIP Division[5]
	2024	143,088	-	-	1.01	143,988	-	-	-	0.60	-	-	4.02
	2023	-	-	-	0.97	-	3.49	-	-	0.60	-	-	8.18
Goldman Sachs Core Fixed Income Division[5]
	2024	449	-	-	0.91	410	2.72	-	-	0.60	-	-	0.89
	2023	452	-	-	0.90	409	2.59	-	-	0.60	-	-	5.83
Goldman Sachs International Equity Insights Division[5]
	2024	220,317	-	-	1.12	246,404	6.31	-	-	0.60	-	-	6.13
	2023	44,891	-	-	1.05	47,304	6.24	-	-	0.60	-	-	18.71
Goldman Sachs Mid Cap Growth Division[5]
	2024	58,676	-	-	1.07	63,057	-	-	-	0.60	-	-	20.29
	2023	5,979	-	-	0.89	5,342	-	-	-	0.60	-	-	18.45
Goldman Sachs Mid Cap Value Division[5]
	2024	208,245	-	-	1.17	242,702	0.99	-	-	0.60	-	-	12.40
	2023	351,797	-	-	1.04	364,780	1.04	-	-	0.60	-	-	11.42
	2022	225,578	-	-	0.93	209,931	0.72	-	-	0.60	-	-	(9.99)
Goldman Sachs Strategic Growth Division
	2024	1,520,672	5.76	to	7.28	9,104,557	-	0.25	to	0.55	31.64	to	32.03
	2023	1,589,695	4.38	to	5.51	7,220,406	-	0.25	to	0.55	41.17	to	41.59
	2022	1,687,865	3.10	to	3.89	5,435,947	-	0.25	to	0.55	(32.89)	to	(32.68)
	2021	1,624,019	4.62	to	5.78	7,767,679	-	0.25	to	0.55	21.26	to	21.62
	2020	1,670,007	3.81	to	4.75	6,575,794	0.09	0.25	to	0.55	39.73	to	40.16
Invesco Oppenheimer V.I. International Growth Division
	2024	1,437,440	2.94	to	3.16	3,772,859	0.66	0.25	to	0.55	(2.21)	to	(1.92)
	2023	1,310,700	3.01	to	3.22	4,056,404	0.60	0.25	to	0.55	20.40	to	20.76
	2022	1,458,660	2.50	to	2.66	3,747,356	-	0.25	to	0.55	(27.53)	to	(27.31)
	2021	1,534,899	3.45	to	3.67	5,445,291	-	0.25	to	0.55	9.62	to	9.94
	2020	1,744,201	3.14	to	3.33	5,653,505	1.02	0.25	to	0.55	20.83	to	21.20
F-102

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Capital Appreciation Division
	2024	11,268,281	$6.91	to	$8.22	$73,203,751	-%	0.25%	to	0.55%	33.42%	to	33.83%
	2023	12,025,572	5.18	to	6.14	58,605,516	-	0.25	to	0.55	34.64	to	35.04
	2022	12,388,585	3.85	to	4.55	44,834,018	-	0.25	to	0.55	(31.16)	to	(30.96)
	2021	12,845,322	5.59	to	6.59	67,562,853	-	0.25	to	0.55	21.90	to	22.26
	2020	13,538,141	4.59	to	5.39	58,489,775	-	0.25	to	0.55	35.84	to	36.25
Invesco V.I. Core Plus Bond Division[6]
	2024	1,735,150	1.52	to	1.58	2,812,874	3.69	0.25	to	0.55	2.49	to	2.80
	2023	1,766,901	1.48	to	1.54	2,790,568	2.65	0.25	to	0.55	5.56	to	5.88
	2022	1,743,697	1.40	to	1.46	2,604,427	1.93	0.25	to	0.55	(14.50)	to	(14.24)
	2021	1,723,340	1.63	to	1.82	3,005,336	2.13	0.25	to	0.55	(2.19)	to	(1.89)
	2020	1,710,803	1.66	to	1.75	3,047,589	3.20	0.25	to	0.55	9.11	to	9.44
Invesco V.I. Discovery Mid Cap Growth Division
	2024	13,509,731	0.99	to	5.84	63,827,002	-	0.25	to	0.60	23.92	to	24.23
	2023	14,070,708	0.80	to	4.72	54,170,282	-	0.25	to	0.60	12.87	to	13.15
	2022	15,225,855	3.98	to	4.18	53,052,881	-	0.25	to	0.55	(31.36)	to	(31.15)
	2021	15,717,057	5.80	to	6.07	80,082,095	-	0.25	to	0.55	18.45	to	18.80
	2020	16,663,788	4.89	to	5.11	71,808,430	0.04	0.25	to	0.55	39.92	to	40.34
Invesco V.I. Diversified Dividend Division
	2024	607,327	1.25	to	2.54	1,114,688	2.23	0.25	to	0.60	12.93	to	13.22
	2023	347,505	1.11	to	2.25	736,838	2.04	0.25	to	0.60	8.77	to	9.04
	2022	321,772	1.95	to	2.07	646,113	1.99	0.25	to	0.55	(2.22)	to	(1.92)
	2021	305,130	1.99	to	2.11	625,298	1.50	0.25	to	0.55	18.24	to	18.60
	2020	675,691	1.68	to	1.78	1,182,698	3.02	0.25	to	0.55	(0.41)	to	(0.11)
Invesco V.I. Global Division
	2024	8,115,298	1.06	to	9.48	62,810,026	-	0.25	to	0.60	15.78	to	16.07
	2023	8,305,010	0.92	to	8.19	57,370,793	0.23	0.25	to	0.60	34.40	to	34.73
	2022	8,825,282	5.54	to	6.09	45,622,416	-	0.25	to	0.55	(32.14)	to	(31.93)
	2021	9,101,728	8.17	to	8.95	69,283,191	-	0.25	to	0.55	14.86	to	15.20
	2020	9,544,563	7.11	to	7.77	63,229,251	0.71	0.25	to	0.55	26.94	to	27.32
Invesco V.I. Global Real Estate Division[5]
	2024	165,853	-	-	0.83	137,918	5.60	-	-	0.60	-	-	(1.80)
	2023	12,521	-	-	0.85	10,603	1.45	-	-	0.60	-	-	9.05
Invesco V.I. Global Strategic Income Division
	2024	2,785,982	2.58	to	2.76	7,193,941	3.10	0.25	to	0.60	2.59	to	2.90
	2023	2,859,546	2.51	to	2.68	7,309,937	-	0.25	to	0.55	8.29	to	8.61
	2022	2,933,888	2.32	to	2.47	6,917,394	-	0.25	to	0.55	(11.95)	to	(11.68)
	2021	3,014,902	2.64	to	2.80	8,063,814	4.74	0.25	to	0.55	(3.94)	to	(3.65)
	2020	3,083,588	2.75	to	2.90	8,573,918	6.04	0.25	to	0.55	2.83	to	3.14
Invesco V.I. Government Money Market Division
	2024	5,398	-	-	1.03	5,575	0.43	-	-	0.60	-	-	3.27
Invesco V.I. Health Care Division
	2024	233,675	4.98	to	5.32	1,186,791	-	0.25	to	0.55	3.59	to	3.91
	2023	218,077	4.81	to	5.12	1,067,398	-	0.25	to	0.55	2.46	to	2.77
	2022	221,693	4.70	to	4.98	1,059,257	-	0.25	to	0.55	(13.79)	to	(13.53)
	2021	235,172	5.45	to	5.76	1,300,387	0.21	0.25	to	0.55	11.68	to	12.02
	2020	206,043	4.88	to	5.14	1,021,762	0.34	0.25	to	0.55	13.83	to	14.17
F-103

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Main Street Division
	2024	4,149,151	$1.24	to	$5.82	$19,551,733	-%	0.25%	to	0.60%	23.33%	to	23.64%
	2023	4,315,393	3.75	to	5.46	16,562,652	0.85	0.25	to	0.90	22.12	to	22.91
	2022	4,492,401	3.06	to	4.47	14,057,896	1.48	0.25	to	0.90	(20.85)	to	(20.33)
	2021	4,671,307	3.86	to	5.65	18,399,746	0.71	0.25	to	0.90	26.43	to	27.25
	2020	4,868,492	3.79	to	4.47	15,106,840	1.51	0.25	to	0.90	12.92	to	13.66
Invesco V.I. Small Cap Equity Division[5]
	2024	240,969	-	-	1.13	272,758	0.14	-	-	0.60	-	-	18.09
	2023	128,897	-	-	0.96	123,550	-	-	-	0.60	-	-	16.58
	2022	60,691	-	-	0.82	49,903	-	-	-	0.60	-	-	(20.51)
Invesco V.I. Technology Division
	2024	467,525	4.13	to	4.43	1,956,744	-	0.25	to	0.55	33.53	to	33.93
	2023	557,676	3.09	to	3.31	1,756,161	-	0.25	to	0.55	46.14	to	46.58
	2022	529,251	2.12	to	2.26	1,140,631	-	0.25	to	0.55	(40.28)	to	(40.10)
	2021	543,034	3.54	to	3.77	1,959,176	-	0.25	to	0.55	13.78	to	14.13
	2020	421,186	3.12	to	3.30	1,340,222	-	0.25	to	0.55	45.31	to	45.75
Janus Henderson Balanced Division
	2024	862,413	5.29	to	5.64	4,635,467	1.76	0.25	to	0.55	14.51	to	14.86
	2023	916,564	4.62	to	4.91	4,298,841	1.80	0.25	to	0.55	14.50	to	14.85
	2022	942,788	4.03	to	4.28	3,859,458	0.98	0.25	to	0.55	(17.07)	to	(16.83)
	2021	967,560	4.86	to	5.14	4,769,561	0.67	0.25	to	0.55	16.27	to	16.62
	2020	971,923	4.18	to	4.41	4,117,190	1.52	0.25	to	0.55	13.40	to	13.74
Janus Henderson Forty Division[4,5]
	2024	3,774,202	6.81	to	7.34	26,406,823	0.11	0.25	to	0.55	27.76	to	28.15
	2023	4,080,387	5.33	to	5.72	22,328,419	0.19	0.25	to	0.55	39.20	to	39.61
	2022	4,272,388	3.83	to	4.10	16,768,158	0.19	0.25	to	0.55	(33.92)	to	(33.72)
	2021	4,439,280	5.80	to	6.19	26,341,966	-	0.25	to	0.55	22.22	to	22.59
	2020	4,684,583	4.74	to	5.05	22,730,497	0.27	0.25	to	0.55	38.64	to	39.05
Janus Henderson Global Research Division[4,5]
	2024	6,261,726	2.50	to	2.69	16,032,318	0.75	0.25	to	0.55	22.90	to	23.27
	2023	6,508,519	2.03	to	2.18	13,534,621	0.93	0.25	to	0.55	26.08	to	26.46
	2022	6,484,464	1.61	to	1.73	10,671,243	1.06	0.25	to	0.55	(19.85)	to	(19.61)
	2021	6,542,222	2.01	to	2.15	13,413,815	0.52	0.25	to	0.55	17.44	to	17.80
	2020	6,895,680	1.71	to	1.82	12,046,888	0.73	0.25	to	0.55	19.40	to	19.76
Janus Henderson Global Technology and Innovation Division
	2024	96,474	-	-	1.21	116,829	-	-	-	0.80	-	-	16.49
LVIP American Century Capital Appreciation Division[4,5]
	2024	144,542	-	-	1.10	159,205	-	-	-	0.60	-	-	24.98
	2023	171,999	-	-	0.88	151,581	-	-	-	0.60	-	-	20.69
	2022	16,242	-	-	0.73	11,860	-	-	-	0.60	-	-	(28.11)
LVIP American Century Disciplined Core Value Division[4]
	2024	7,188,956	4.26	to	4.96	30,760,663	1.31	0.25	to	0.55	12.47	to	12.81
	2023	7,599,490	3.79	to	4.40	28,872,205	1.54	0.25	to	0.55	8.06	to	8.38
	2022	7,888,083	3.50	to	4.06	27,707,765	1.76	0.25	to	0.55	(13.21)	to	(12.95)
	2021	8,286,224	4.04	to	4.66	33,489,182	1.07	0.25	to	0.55	22.97	to	23.34
	2020	8,760,196	3.28	to	3.78	28,800,968	1.96	0.25	to	0.55	11.20	to	11.53

F-104

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
LVIP American Century Inflation Protection Division[4,5]
	2024	61,557	$-	-	$0.92	$56,709	4.12%	-%	-	0.60%	-%	-	1.54%
LVIP American Century International Division[4,5]
	2024	264,843	-	-	0.89	234,598	1.65	-	-	0.60	-	-	2.60
	2023	172,476	-	-	0.86	148,900	1.23	-	-	0.60	-	-	12.57
	2022	73,505	-	-	0.77	56,372	0.01	-	-	0.60	-	-	(24.75)
LVIP American Century Value Division[4]
	2024	475,960	5.67	to	6.05	2,771,615	2.92	0.25	to	0.55	8.88	to	9.21
	2023	526,324	5.21	to	5.54	2,807,129	2.40	0.25	to	0.55	8.50	to	8.83
	2022	522,275	4.80	to	5.09	2,563,563	2.08	0.25	to	0.55	(0.01)	to	0.29
	2021	565,187	4.80	to	5.07	2,766,523	1.74	0.25	to	0.55	23.83	to	24.20
	2020	590,772	3.88	to	4.09	2,330,862	2.37	0.25	to	0.55	0.42	to	0.73
Macquarie VIP Asset Strategy Division[5]
	2024	61	-	-	1.09	67	2.66	-	-	0.80	-	-	7.17
Macquarie VIP Emerging Markets Division[4,5]
	2024	129,483	-	-	0.87	113,019	2.18	-	-	0.60	-	-	4.77
	2023	134,459	-	-	0.83	112,021	1.24	-	-	0.60	-	-	13.45
	2022	90,421	-	-	0.73	66,402	0.33	-	-	0.60	-	-	(27.81)
Macquarie VIP Growth Division[5]
	2024	11,815	-	-	1.00	11,759	-	-	-	0.80	-	-	(0.48)
Macquarie VIP Science and Technology Division[4,5]
	2024	239,514	-	-	1.27	304,161	-	-	-	0.60	-	-	30.59
	2023	34,658	-	-	0.97	33,702	-	-	-	0.60	-	-	39.06
	2022	-	-	-	0.70	-	-	-	-	0.60	-	-	(31.84)
Macquarie VIP Small Cap Value Division[4,5]
	2024	88,077	-	-	1.10	96,855	0.67	-	-	0.60	-	-	11.02
	2023	33,497	-	-	0.99	33,180	0.56	-	-	0.60	-	-	9.10
	2022	8,492	-	-	0.91	7,710	0.16	-	-	0.60	-	-	(12.36)
MFS® Global Real Estate Division[5]
	2024	46,731	-	-	0.82	38,495	2.19	-	-	0.60	-	-	(2.69)
	2023	14,221	-	-	0.85	12,038	0.92	-	-	0.60	-	-	11.46
	2022	9,237	-	-	0.76	7,015	1.49	-	-	0.60	-	-	(26.94)
MFS® Growth Series Division[5]
	2024	18,475	-	-	1.23	22,700	-	-	-	0.60	-	-	31.47
	2023	16,984	-	-	0.93	15,873	-	-	-	0.60	-	-	35.86
MFS® International Intrinsic Value Division[5]
	2024	52,629	-	-	0.98	51,587	0.94	-	-	0.60	-	-	7.25
	2023	72,712	-	-	0.91	66,456	0.94	-	-	0.60	-	-	17.66
	2022	17,645	-	-	0.78	13,707	0.83	-	-	0.60	-	-	(23.56)
MFS® Investors Trust Division
	2024	28,703	7.21	to	7.69	214,951	0.68	0.25	to	0.55	18.86	to	19.22
	2023	31,859	6.07	to	6.45	199,939	0.73	0.25	to	0.55	18.33	to	18.68
	2022	35,596	5.13	to	5.44	187,757	0.67	0.25	to	0.55	(16.95)	to	(16.70)
	2021	43,579	6.17	to	6.53	276,832	0.61	0.25	to	0.55	26.12	to	26.50
	2020	45,535	4.89	to	5.16	228,659	0.63	0.25	to	0.55	13.24	to	13.58

F-105

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MFS® Mid Cap Value Division[5]
	2024	232,096	$-	-	$1.21	$280,300	1.20%	-%	-	0.60%	-%	-	13.75%
	2023	156,833	-	-	1.06	166,515	2.22	-	-	0.60	-	-	12.73
	2022	7,189	-	-	0.94	6,771	1.26	-	-	0.60	-	-	(8.79)
MFS® New Discovery Division
	2024	192,469	6.91	to	7.38	1,350,511	-	0.25	to	0.55	6.13	to	6.46
	2023	199,712	6.51	to	6.93	1,319,477	-	0.25	to	0.55	13.79	to	14.13
	2022	198,893	5.73	to	6.07	1,153,678	-	0.25	to	0.55	(30.14)	to	(29.93)
	2021	206,540	8.20	to	8.67	1,713,165	-	0.25	to	0.55	1.24	to	1.55
	2020	198,887	8.09	to	8.54	1,629,179	-	0.25	to	0.55	45.09	to	45.52
MFS® Value Division[5]
	2024	858,148	-	-	1.16	995,260	1.76	-	-	0.60	-	-	11.61
	2023	588,832	-	-	1.04	611,859	2.04	-	-	0.60	-	-	7.93
	2022	173,491	-	-	0.96	167,026	1.25	-	-	0.60	-	-	(5.91)
MML Aggressive Allocation Division[5]
	2024	451,981	-	-	1.14	499,726	0.58	-	-	0.60	-	-	12.74
	2023	85,116	-	-	1.02	86,393	2.81	-	-	0.60	-	-	18.32
	2022	37,587	-	-	0.86	32,245	2.17	-	-	0.60	-	-	(15.90)
MML American Funds Core Allocation Division[5]
	2024	31,765	-	-	1.12	34,905	1.70	-	-	0.60	-	-	11.87
MML American Funds Growth Division[5]
	2024	612,563	-	-	1.29	781,211	-	-	-	0.60	-	-	31.11
	2023	312,749	-	-	0.99	308,298	1.30	-	-	0.60	-	-	37.96
	2022	197,587	-	-	0.71	141,183	0.46	-	-	0.60	-	-	(30.29)
MML Balanced Allocation Division[5]
	2024	130,045	-	-	1.04	138,115	2.81	-	-	0.60	-	-	7.70
	2023	8,579	-	-	0.97	8,320	0.73	-	-	0.60	-	-	12.47
	2022	106,143	-	-	0.86	91,521	4.47	-	-	0.60	-	-	(14.73)
MML Blend Division
	2024	4,950,851	4.14	to	4.62	21,118,460	1.90	0.25	to	0.55	14.01	to	14.36
	2023	5,197,567	3.63	to	4.04	19,502,262	1.70	0.25	to	0.55	16.97	to	17.32
	2022	5,365,568	3.10	to	3.44	17,184,867	1.36	0.25	to	0.55	(17.05)	to	(16.80)
	2021	5,593,994	3.74	to	4.13	21,565,470	2.11	0.25	to	0.55	14.39	to	14.74
	2020	5,888,589	3.27	to	3.60	19,854,871	-	0.25	to	0.55	12.25	to	12.58
MML Blue Chip Growth Division
	2024	2,402,303	1.24	to	5.94	8,949,879	-	0.25	to	0.60	35.36	to	35.70
	2023	2,044,164	0.91	to	4.39	6,421,821	-	0.25	to	0.60	49.16	to	49.53
	2022	2,081,871	2.05	to	2.94	4,393,641	-	0.25	to	0.55	(39.83)	to	(39.65)
	2021	2,198,892	3.40	to	4.88	7,706,004	-	0.25	to	0.55	15.70	to	16.05
	2020	2,293,703	2.94	to	4.20	6,938,832	-	0.25	to	0.55	33.67	to	34.07

F-106

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Conservative Allocation Division[5]
	2024	17,471	$-	-	$1.02	$17,886	4.54%	-%	-	0.60%	-%	-	6.61%
	2023	22,875	-	-	0.96	21,961	4.71	-	-	0.60	-	-	11.66
	2022	5,000	-	-	0.86	4,299	4.13	-	-	0.60	-	-	(14.74)
MML Dynamic Bond Division[5]
	2024	236,911	-	-	0.93	219,249	1.35	-	-	0.60	-	-	(0.38)
	2023	8,676	-	-	0.93	8,059	6.08	-	-	0.60	-	-	7.99
	2022	4,418	-	-	0.86	3,801	4.01	-	-	0.60	-	-	(13.98)
MML Equity Division
	2024	12,034,282	1.27	to	4.40	47,597,335	1.99	0.25	to	0.60	19.09	to	19.38
	2023	12,417,944	1.07	to	3.70	42,224,713	2.11	0.25	to	0.60	9.05	to	9.32
	2022	13,196,820	3.08	to	3.39	41,303,532	1.62	0.25	to	0.55	(5.17)	to	(4.88)
	2021	13,695,916	3.25	to	3.56	45,209,185	1.66	0.25	to	0.55	29.55	to	29.94
	2020	14,662,278	2.51	to	2.74	37,318,429	2.33	0.25	to	0.55	2.46	to	2.77
MML Equity Income Division[5]
	2024	250,356	-	-	1.21	302,246	0.71	-	-	0.60	-	-	11.67
	2023	80,077	-	-	1.09	87,052	2.27	-	-	0.60	-	-	9.54
MML Equity Index Division (Class II)
	2024	10,956,482	6.16	to	7.31	66,491,014	1.11	0.25	to	0.55	23.91	to	24.28
	2023	11,999,022	4.97	to	5.88	59,220,858	1.40	0.25	to	0.55	25.24	to	25.61
	2022	12,677,806	3.97	to	4.68	49,911,583	1.24	0.25	to	0.55	(18.80)	to	(18.55)
	2021	13,438,070	4.89	to	5.75	64,913,639	1.43	0.25	to	0.55	27.67	to	28.05
	2020	14,122,463	3.83	to	4.49	53,409,222	1.86	0.25	to	0.55	17.57	to	17.92
MML Equity Index Division (Class III)
	2024	1,000,860	-	-	1.18	1,184,000	0.95	-	-	0.80	-	-	15.84
MML Focused Equity Division[5]
	2024	892	-	-	1.18	969	-	-	-	0.60	-	-	10.09
	2023	56,573	-	-	1.07	60,558	0.97	-	-	0.60	-	-	9.88
MML Foreign Division[5]
	2024	273,223	-	-	1.06	290,073	3.99	-	-	0.60	-	-	3.46
	2023	87,192	-	-	1.03	89,474	1.50	-	-	0.60	-	-	16.22
	2022	59,319	-	-	0.88	52,376	3.92	-	-	0.60	-	-	(14.58)
MML Fundamental Equity Division[5]
	2024	43,405	-	-	1.24	51,679	0.30	-	-	0.60	-	-	23.71
MML Fundamental Value Division[5]
	2024	13,792	-	-	1.07	14,798	0.19	-	-	0.80	-	-	5.51
MML Global Division (Service Class I)[5]
	2024	16,223	-	-	1.01	16,443	0.88	-	-	0.60	-	-	5.46
	2023	16,979	-	-	0.96	16,319	0.85	-	-	0.60	-	-	14.08
	2022	19,572	-	-	0.84	16,489	2.48	-	-	0.60	-	-	(18.00)
MML Global Division (Class II)
	2024	3,547	-	-	1.05	3,719	-	-	-	0.80	-	-	4.16
F-107

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Growth Allocation Division[5]
	2024	744,635	$-	-	$1.11	$817,487	1.75%	-%	-	0.60%	-%	-	10.93%
	2023	235,054	-	-	1.00	234,861	2.89	-	-	0.60	-	-	15.98
	2022	169,001	-	-	0.86	145,598	4.61	-	-	0.60	-	-	(15.30)
MML High Yield Division[5]
	2024	7,624	-	-	1.10	8,271	5.66	-	-	0.60	-	-	9.15
MML Income & Growth Division[5]
	2024	64,644	-	-	1.28	79,454	2.09	-	-	0.60	-	-	14.90
	2023	60,476	-	-	1.12	67,514	1.92	-	-	0.60	-	-	9.19
	2022	62,250	-	-	1.02	63,645	1.49	-	-	0.60	-	-	(0.31)
MML Inflation-Protected and Income Division
	2024	840,219	1.87	to	2.00	1,517,410	4.47	0.25	to	0.55	2.16	to	2.46
	2023	824,224	1.83	to	1.95	1,525,020	4.73	0.25	to	0.55	4.85	to	5.17
	2022	780,434	1.74	to	1.85	1,377,748	2.66	0.25	to	0.55	(13.82)	to	(13.56)
	2021	780,377	2.02	to	2.14	1,598,174	1.05	0.25	to	0.55	5.82	to	6.13
	2020	809,571	1.91	to	2.02	1,567,317	0.11	0.25	to	0.55	10.51	to	10.84
MML International Equity Division[5]
	2024	5,056	-	-	1.03	5,106	1.59	-	-	0.80	-	-	(0.30)
MML iShares® 60/40 Allocation Division
	2024	19,441	-	-	1.10	21,306	5.12	-	-	0.80	-	-	8.29
MML iShares® 80/20 Allocation Division
	2024	93,316	-	-	1.12	104,122	2.26	-	-	0.80	-	-	9.76
MML Large Cap Growth Division[5]
	2024	218,651	-	-	1.48	300,185	-	-	-	0.60	-	-	34.09
	2023	77,676	-	-	1.11	85,949	-	-	-	0.60	-	-	51.71
	2022	52,920	-	-	0.73	38,599	-	-	-	0.60	-	-	(27.55)
MML Managed Bond Division
	2024	3,746,878	0.94	to	2.68	8,651,365	4.67	0.25	to	0.60	3.62	to	3.88
	2023	3,600,784	0.90	to	2.58	8,414,738	3.99	0.25	to	0.60	6.43	to	6.70
	2022	3,574,803	2.19	to	2.43	8,063,734	3.10	0.25	to	0.55	(15.47)	to	(15.22)
	2021	3,646,841	2.59	to	2.86	9,722,049	3.17	0.25	to	0.55	0.26	to	0.56
	2020	3,648,610	2.58	to	2.85	9,681,421	0.10	0.25	to	0.55	7.12	to	7.44
MML Managed Volatility Division
	2024	683,998	2.66	to	2.85	1,899,105	0.61	0.25	to	0.55	14.22	to	14.56
	2023	736,150	2.32	to	2.49	1,783,242	0.58	0.25	to	0.55	12.26	to	12.59
	2022	772,465	2.07	to	2.21	1,663,432	0.48	0.25	to	0.55	(12.53)	to	(12.27)
	2021	786,050	2.37	to	2.52	1,930,357	0.85	0.25	to	0.55	10.93	to	11.26
	2020	1,103,239	2.13	to	2.26	2,450,343	1.36	0.25	to	0.55	6.10	to	6.41
F-108

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Mid Cap Growth Division[5]
	2024	264,614	$-	-	$1.05	$278,799	-%	-%	-	0.60%	-%	-	11.16%
	2023	188,351	-	-	0.94	177,385	-	-	-	0.60	-	-	22.64
	2022	69,499	-	-	0.77	53,370	-	-	-	0.60	-	-	(25.11)
MML Mid Cap Value Division[5]
	2024	198,264	-	-	1.17	229,394	2.03	-	-	0.60	-	-	8.53
	2023	79,704	-	-	1.08	86,007	2.59	-	-	0.60	-	-	5.97
MML Moderate Allocation Division[5]
	2024	6,498	-	-	1.07	6,990	0.20	-	-	0.60	-	-	8.87
	2023	55,065	-	-	0.98	54,076	3.12	-	-	0.60	-	-	13.90
	2022	41,779	-	-	0.86	36,023	3.48	-	-	-	-	-	(14.97)
MML Short-Duration Bond Division[5]
	2024	31,851	-	-	1.05	33,467	4.20	-	-	0.60	-	-	6.48
	2023	20,969	-	-	0.99	20,678	4.69	-	-	0.60	-	-	6.94
	2022	4,303	-	-	0.92	3,967	3.45	-	-	0.60	-	-	(7.79)
MML Small Cap Equity Division
	2024	2,653,554	1.15	to	6.34	17,953,331	-	0.25	to	0.60	12.66	to	12.94
	2023	2,722,252	1.02	to	5.63	16,842,706	1.29	0.25	to	0.60	17.52	to	17.81
	2022	2,727,693	4.79	to	5.50	14,569,026	0.71	0.25	to	0.55	(16.34)	to	(16.09)
	2021	2,813,218	5.71	to	6.58	18,003,983	0.43	0.25	to	0.55	22.08	to	22.45
	2020	3,051,892	4.66	to	5.39	15,989,571	0.54	0.25	to	0.55	20.03	to	20.39
MML Small Cap Growth Equity Division
	2024	2,164,128	1.02	to	6.23	8,102,642	0.05	0.25	to	0.60	10.01	to	10.29
	2023	2,345,006	0.93	to	5.67	7,815,423	-	0.25	to	0.60	16.55	to	16.84
	2022	2,077,144	3.63	to	4.86	6,638,520	-	0.25	to	0.55	(23.58)	to	(23.35)
	2021	1,727,118	4.75	to	6.34	8,407,549	-	0.25	to	0.55	6.72	to	7.04
	2020	1,763,635	4.45	to	5.93	8,040,806	-	0.25	to	0.55	34.88	to	35.28
MML Small Company Value Division[5]
	2024	7,991	-	-	1.09	8,588	1.43	-	-	0.60	-	-	7.18
MML Small/Mid Cap Value Division[5]
	2024	162,057	-	-	1.12	180,359	0.70	-	-	0.60	-	-	10.29
MML Strategic Emerging Markets Division[5]
	2024	414,678	-	-	0.80	334,428	0.93	-	-	0.60	-	-	(1.20)
	2023	15,538	-	-	0.81	12,640	0.11	-	-	0.60	-	-	10.47
MML Sustainable Equity Division[5]
	2024	98,101	-	-	1.26	123,322	0.90	-	-	0.60	-	-	19.94
MML Total Return Bond Division[5]
	2024	70,282	-	-	0.90	64,009	2.94	-	-	0.60	-	-	0.47
	2023	35,825	-	-	0.90	32,192	2.73	-	-	0.60	-	-	5.45
	2022	10,646	-	-	0.85	9,073	2.14	-	-	0.60	-	-	(14.70)
MML U.S. Government Money Market Division
	2024	8,177,473	1.11	to	1.50	10,728,038	4.70	0.25	to	0.60	4.54	to	4.80
	2023	11,058,708	1.06	to	1.44	13,469,550	4.52	0.25	to	0.60	4.38	to	4.64
	2022	6,738,678	1.25	to	1.38	8,366,620	1.15	0.25	to	0.55	0.66	to	0.97
	2021	6,554,870	1.24	to	1.36	8,229,386	-	0.25	to	0.55	(0.55)	to	(0.24)
	2020	7,052,178	1.24	to	1.37	8,882,862	0.20	0.25	to	0.55	(0.32)	to	(0.02)

F-109

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Division[5]
	2024	233,040	$-	-	$1.08	$251,642	1.37%	-%	-	0.60%	-%	-	3.97%
PIMCO Global Bond Opportunities Division (Unhedged)[5]
	2024	80,119	-	-	0.94	75,034	3.53	-	-	0.60	-	-	(0.50)
	2023	77,083	-	-	0.94	72,553	2.25	-	-	0.60	-	-	5.26
	2022	80,102	-	-	0.89	71,625	1.15	-	-	0.60	-	-	(11.01)
PIMCO High Yield Division[5]
	2024	82,701	-	-	1.09	89,764	5.86	-	-	0.60	-	-	6.90
	2023	51,386	-	-	1.02	52,173	2.40	-	-	0.60	-	-	12.25
PIMCO Income Division
	2024	6,743	-	-	1.05	7,090	3.32	-	-	0.80	-	-	5.02
PIMCO Real Return Division[5]
	2024	4,980	-	-	0.94	4,703	2.54	-	-	0.60	-	-	2.13
	2023	4,846	-	-	0.92	4,479	2.91	-	-	0.60	-	-	3.67
	2022	1,762	-	-	0.89	1,571	2.87	-	-	0.60	-	-	(11.91)
PIMCO Total Return Division [5]
	2024	124,824	-	-	0.93	116,218	4.01	-	-	0.60	-	-	2.54
	2023	26,526	-	-	0.91	24,086	3.55	-	-	0.60	-	-	5.94
	2022	15,857	-	-	0.86	13,592	1.54	-	-	0.60	-	-	(14.31)
Schwab® S&P 500 Index Division
	2024	108,951	-	-	1.16	126,397	-	-	-	0.60	-	-	16.01
T. Rowe Price Blue Chip Growth Division
	2024	642,001	10.65	to	11.37	6,981,685	-	0.25	to	0.55	34.77	to	35.17
	2023	725,361	7.90	to	8.41	5,839,884	-	0.25	to	0.55	48.47	to	48.92
	2022	739,801	5.32	to	5.65	4,008,886	-	0.25	to	0.55	(38.84)	to	(38.66)
	2021	765,546	8.70	to	9.21	6,779,214	-	0.25	to	0.55	16.98	to	17.33
	2020	885,192	7.44	to	7.85	6,711,833	-	0.25	to	0.55	33.54	to	33.94
T. Rowe Price Equity Income Division
	2024	1,440,730	5.30	to	5.65	7,805,047	1.83	0.25	to	0.55	11.08	to	11.42
	2023	1,507,231	4.77	to	5.07	7,337,651	2.10	0.25	to	0.55	8.94	to	9.27
	2022	1,620,257	4.38	to	4.64	7,235,090	1.89	0.25	to	0.55	(3.87)	to	(3.58)
	2021	1,533,421	4.55	to	4.82	7,109,686	1.56	0.25	to	0.55	24.86	to	25.24
	2020	1,625,637	3.65	to	3.85	6,023,493	2.36	0.25	to	0.55	0.63	to	0.93
T. Rowe Price Limited-Term Bond Division [5]
	2024	2,444	-	-	1.05	2,571	4.20	-	-	0.60	-	-	4.97
	2023	965	-	-	1.00	967	3.22	-	-	0.60	-	-	4.95
	2022	470	-	-	0.96	449	1.94	-	-	0.60	-	-	(4.52)
T. Rowe Price Mid-Cap Growth Division
	2024	5,824,536	11.00	to	12.31	62,529,920	-	0.25	to	0.55	8.71	to	9.04
	2023	6,188,322	10.12	to	11.29	61,055,675	-	0.25	to	0.55	19.30	to	19.66
	2022	6,602,436	8.48	to	9.44	54,630,553	-	0.25	to	0.55	(23.00)	to	(22.77)
	2021	6,954,914	11.02	to	12.22	74,689,436	-	0.25	to	0.55	14.22	to	14.56
	2020	7,370,682	9.65	to	10.67	69,088,919	-	0.25	to	0.55	23.13	to	23.50

F-110

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Templeton Foreign VIP Division
	2024	2,216,851	$1.93	to	$2.21	$4,423,951	2.38%	0.25%	to	0.55%	(1.54)%	to	(1.25)%
	2023	2,313,100	1.96	to	2.23	4,681,550	3.23	0.25	to	0.55	20.10	to	20.46
	2022	2,303,149	1.63	to	1.86	3,880,577	3.04	0.25	to	0.55	(8.11)	to	(7.84)
	2021	2,238,912	1.77	to	2.01	4,092,397	1.85	0.25	to	0.55	3.59	to	3.90
	2020	2,227,458	1.71	to	1.94	3,928,060	3.38	0.25	to	0.55	(1.70)	to	(1.40)
Templeton Global Bond VIP Division[5]
	2024	12,292	-	-	0.88	10,758	-	-	-	0.60	-	-	(11.13)
	2023	8,173	-	-	0.98	8,048	-	-	-	0.60	-	-	3.19
	2022	4,252	-	-	0.95	4,057	-	-	-	0.60	-	-	(4.85)
TOPS® Moderate Growth ETF Division
	2024	646,044	-	-	1.10	711,849	0.76	-	-	0.60	-	-	8.99
Vanguard VIF Balanced Division[5]
	2024	167,046	-	-	1.14	190,499	2.17	-	-	0.60	-	-	14.80
	2023	84,833	-	-	0.99	84,270	1.18	-	-	0.60	-	-	14.33
	2022	12,456	-	-	0.87	10,823	0.43	-	-	0.60	-	-	(14.30)
Vanguard VIF Capital Growth Division[5]
	2024	191,681	-	-	1.26	241,516	1.11	-	-	0.60	-	-	13.41
	2023	120,947	-	-	1.11	134,373	1.14	-	-	0.60	-	-	27.98
	2022	57,447	-	-	0.87	49,870	0.90	-	-	0.60	-	-	(15.49)
Vanguard VIF Diversified Value Division[5]
	2024	58,819	-	-	1.24	73,192	1.57	-	-	0.60	-	-	14.89
	2023	86,592	-	-	1.08	93,789	1.29	-	-	0.60	-	-	20.13
	2022	62,345	-	-	0.90	56,214	-	-	-	0.60	-	-	(11.49)
Vanguard VIF Equity Income Division[5]
	2024	1,621,028	-	-	1.27	2,064,049	1.03	-	-	0.60	-	-	15.12
	2023	303,023	-	-	1.11	335,157	2.93	-	-	0.60	-	-	8.10
	2022	160,794	-	-	1.02	164,523	1.29	-	-	0.60	-	-	(0.66)
Vanguard VIF Global Bond Index Division
	2024	89,973	-	-	1.04	93,942	-	-	-	0.80	-	-	4.35
Vanguard VIF Growth Division[5]
	2024	40,583	-	-	1.25	50,838	0.48	-	-	0.60	-	-	33.14
	2023	11,286	-	-	0.94	10,619	-	-	-	0.60	-	-	40.14
Vanguard VIF International Division[5]
	2024	-	-	-	0.89	-	3.90	-	-	0.60	-	-	9.01
	2023	135,773	-	-	0.81	110,506	1.48	-	-	0.60	-	-	14.65
Vanguard VIF Mid Cap Index Division
	2024	172,636	-	-	1.10	193,944	-	-	-	0.60	-	-	10.14
Vanguard VIF Real Estate Index Division[5]
	2024	237,483	-	-	0.90	234,623	1.39	-	-	0.60	-	-	4.74
	2023	41,678	-	-	0.86	35,916	2.25	-	-	0.60	-	-	11.70
	2022	26,504	-	-	0.77	20,448	0.32	-	-	0.60	-	-	(26.30)
Vanguard VIF Short-Term Investment-Grade Division[5]
	2024	96,335	-	-	1.05	101,227	2.83	-	-	0.60	-	-	4.89
	2023	79,027	-	-	1.00	79,167	1.27	-	-	0.60	-	-	6.16
	2022	40,221	-	-	0.94	37,954	-	-	-	0.60	-	-	(5.72)
Vest US Large Cap 10% Buffer Strategies VI Division
	2024	29,754	-	-	1.11	33,137	-	-	-	0.80	-	-	9.89

F-111

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

[1] The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division/sub-account from the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division/sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the division/sub-account invests.
[2] The expense ratios represent the annualized policy expense of the divisions of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3] The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum expense ratio amounts, some individual policy total returns and unit values are not within the ranges presented.
[4] See Note 2 to the financial statements for the previous name of this division.
[5] This Division/Fund became available to the Separate Account as an investment option on December 13, 2021, and is presented from the year when the investment or unit activity has been started.
[6] After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond in exchange of 1 share of Invesco V.I Core Bond. As a result of the underlying fund merger, the division name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial Highlights for the years 2020-2021 correspond to the Invesco V.I. Core Bond Division.

B.

The separate account assesses "current" charges associated with each policy. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Separate Account. Charges shown below state charges assessed at a monthly rate unless otherwise specified.

	Administrative Charge	Effective annual rate of 0.25% of the policy’s average daily net assets
	This charge is assessed through a reduction in unit values.	in the Separate Account

	Administrative Charge	$5 to $12 per month
This charge is assessed through a redemption of units.

	Mortality and Expense Risk Fees	Effective annual rate of 0.25% - 0.60% of the policy’s
	This charge is assessed through a reduction in unit values	assets held in the Separate Account.
or through the redemption of units.

	Face Amount Charge	$0.00 to $1.06 per $1,000 of face amount or charge is based
	This charge is assessed through a redemption of units.	on the initial selected face amount of the Policy

	Insurance Charge/Cost of Insurance Charge	$0.00 to $82.50 per $1,000 of insurance risk
This charge is assessed through a redemption of units.

	Additional Mortality Fees	$0.00 to $83.33 per $1,000 of insurance risk
	This charge is assessed through a redemption of units.	$0.08 to $83.33 per $1,000 of face amount

	Loan Interest Rate Expense Charge	Effective annual rate of 0.00% to 1.00% of the loan amount
This charge is assessed through a redemption of units.

F-112

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

Rider Charges:
The rider charges do not apply to all products within the Separate Account.
These charges are assessed through the redemption of units.

	A. Disability Benefit	$0.01 to $0.28 per $1 of monthly deductions
$0.00 to $0.09318 per $1,000 of insurance risk

	B. Guaranteed Insurability	$0.03 to $0.11 per $1,000 of option amount

	C. Other Insured	$0.03 to $25.01 per $1,000 of insurance risk

	D. Waiver of Monthly Charges	$0.01 to $0.28 per $1 of monthly deductions

	E. Estate Protection	$0.00 to $14.97 per $1,000 of insurance risk

	F. Survivorship Term	$0.00 to $23.52 per $1,000 of insurance risk
$0.00 to $0.04 per $1,000 of face amount

	G. Additional Mortality Fees	$0.00 to $83.33 per $1,000 of face amount

	H. Term Rider	$0.00 to $31.33 per $1,000 of insurance risk

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-113

C.M. LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2024 and 2023 and

for the years ended December 31, 2024, 2023 and 2022

KPMG LLP

One Financial Plaza
755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

Audit Committee of the Board of Directors

C.M. Life Insurance Company:

Opinions

We have audited the financial statements of C.M. Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the State of Connecticut Insurance Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Hartford, Connecticut

March 3, 2025

3

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,	December 31,
	2024	2023
	($ In Millions, except for par value)
Assets:
Bonds	$2,647	$2,617
Preferred stocks	11	5
Common stocks – subsidiaries and affiliates	227	239
Common stocks – unaffiliated	11	7
Mortgage loans	669	803
Policy loans	151	144
Partnerships and limited liability companies	161	147
Derivatives	669	562
Cash, cash equivalents and short-term investments	203	740
Other invested assets	256	225
Total invested assets	5,005	5,489
Investment income due and accrued	84	84
Federal income taxes	27	37
Net deferred income taxes	22	24
Other than invested assets	194	179
Total assets excluding separate accounts	5,332	5,813
Separate account assets	1,862	1,732
Total assets	$7,194	$7,545

Liabilities and Surplus:
Policyholders' reserves	$2,822	$3,179
Liabilities for deposit-type contracts	49	56
Contract claims and other benefits	3	10
Transfers due from separate accounts	(3)	(1)
Payable to parent	24	17
General expenses due or accrued	4	—
Asset valuation reserve	81	76
Collateral	70	87
Derivatives	351	279
Other liabilities	230	205
Total liabilities excluding separate accounts	3,631	3,908
Separate account liabilities	1,862	1,732
Total liabilities	5,493	5,640
Capital and surplus:
Common stock, $200 par value 50,000 shares authorized 12,501 shares issued and outstanding	3	3
Paid-in and contributed surplus	500	450
Surplus	1,198	1,452
Total capital and surplus	1,701	1,905
Total liabilities and capital and surplus	$7,194	$7,545

See accompanying notes to statutory financial statements

4

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Revenue:
Premium income	$93	$127	$224
Net investment income	170	211	268
Fees and other income	63	77	99
Total revenue	326	415	591
Benefits, expenses and other deductions:
Policyholders' benefits	722	914	641
Change in policyholders' reserves	(503)	(634)	(276)
General insurance expenses	67	42	60
Commissions	15	21	37
State taxes, licenses and fees	9	7	9
Other deductions	4	1	(23)
Total benefits, expenses and other deductions	314	351	448
Net gain from operations before federal income taxes	12	64	143
Federal income tax expense	8	8	19
Net gain from operations	4	56	124
Net realized capital (losses) gains	(6)	(15)	16
Net (loss) income	$(2)	$41	$140

See accompanying notes to statutory financial statements

5

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGE IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Capital and surplus, beginning of year	$1,905	$1,780	$1,634
Net (decrease) increase due to:
Net (loss) income	(2)	41	140
Change in net unrealized capital gains (losses), net of tax	26	(6)	169
Change in net unrealized foreign exchange capital (losses) gains, net of tax	(22)	27	(49)
Change in other net deferred income taxes	21	14	35
Change in nonadmitted assets	(8)	38	(41)
Change in asset valuation reserve	(5)	17	12
Change in reserve valuation basis	(5)	—	—
Prior period adjustments	(23)	(5)	—
Dividends paid	(190)	—	(163)
Contributions received	—	—	50
Other	4	(1)	(7)
Net (decrease) increase	(204)	125	146
Capital and surplus, end of year	$1,701	$1,905	$1,780

See accompanying notes to statutory financial statements

6

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Cash from operations:
Premium and other income collected	$155	$198	$317
Net investment income	191	220	247
Benefit payments	(742)	(919)	(625)
Net transfers from separate accounts	140	100	106
Commissions and other expenses	(89)	(58)	(99)
Federal and foreign income taxes (paid) recovered	9	(5)	(39)
Net cash used in operations	(336)	(464)	(93)
Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	684	1,327	727
Preferred and common stocks – unaffiliated	3	—	4
Common stocks – affiliated	—	19	—
Mortgage loans	120	173	161
Partnerships and limited liability companies	23	31	41
Derivatives	(37)	(13)	(168)
Other	(7)	109	(46)
Total investment proceeds	786	1,646	719
Cost of investments acquired:
Bonds	(762)	(231)	(528)
Preferred and common stocks – unaffiliated	(6)	—	(1)
Common stocks – affiliated	—	—	(1)
Mortgage loans	(1)	(61)	(37)
Partnerships and limited liability companies	(26)	(17)	(32)
Derivatives	(12)	—	(12)
Other	(22)	—	—
Total investments acquired	(829)	(309)	(611)
Net (increase) decrease in policy loans	(6)	1	—
Net cash (used in) from in investing activities	(49)	1,338	108
Cash from financing and miscellaneous sources:
Net withdrawals on deposit-type contracts	(8)	(14)	(6)
Change in collateral	31	(162)	37
Dividend paid	(190)	—	(163)
Contribution received	—	—	50
Other cash provided (used)	15	(15)	(22)
Net cash (used in) from financing and miscellaneous sources	(152)	(191)	(104)
Net change in cash, cash equivalents and short-term investments	(537)	683	(89)
Cash, cash equivalents and short-term investments:
Beginning of year	740	57	146
End of year	$203	$740	$57

See accompanying notes to statutory financial statements

7

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

These statutory financial statements include C.M. Life Insurance Company (the Company), a wholly owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual). The Company is domiciled in the State of Connecticut. It provides life insurance and annuities to individuals and group life insurance to institutions.

MassMutual is a mutual life insurance company domiciled in the Commonwealth of Massachusetts. MassMutual and its subsidiaries provide individual and group life insurance, disability income insurance (DI), individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s affiliated distribution channel, MassMutual Strategic Distributors (MMSD), Institutional Solutions (IS) and Worksite distribution channels.

The affiliated distribution channel is a sales force of financial professionals that operate in the U.S. The affiliated distribution channel sells life insurance, annuities, hybrid life and long term care insurance (LTC) and DI. The Company’s MMSD channel sells life insurance, DI, annuity, and hybrid life and LTC solutions through a network of third-party distribution partners. The Company’s IS distribution channel places group annuities, life insurance and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s Worksite channel works with advisors and employers across the country to provide American workers with voluntary and executive benefits such as group whole life insurance, group critical illness insurance, group accident insurance and DI, through the workplace.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the State of Connecticut Insurance Department (the Department).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows:

Invested assets

•	Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity
•	Changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes in revenue unless deemed an effective hedge
•	Interest rate and credit default swaps associated with replicated synthetic investment transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value
•	Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the host contract or security and account for them separately at fair value
•	Income recognition on partnerships and limited liability companies, which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation
•	Certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities

8

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•	Financial assets including mortgage and other commercial loans, equipment loans, held-to-maturity debt securities, and trade, lease, reinsurance and other receivables are accounted for using the other-than-temporary impairments(s) (OTTI) model described in Note 2z, whereas U.S. GAAP would use the current expected credit loss impairment model for these financial assets carried at amortized cost.

Policyholders’ liabilities

•	Statutory policy reserves are generally based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest
•	Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts recoverable or due from reinsurers
•	Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

•	Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period

Net realized capital (losses) gains

•	After-tax realized capital (losses) gains that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Capital and surplus

•	Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation
•	Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances
•	An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and limited liability companies and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve
•	Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP follows the current expected credit losses model
•	Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR, prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income

9

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•	The change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of these statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment, the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in these statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.	Corrections of errors and reclassifications

For the years ended December 31, 2024 and 2023 corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2024 and 2023
	Increase (Decrease) to:
	Prior Years' Net Income		Current Year Surplus		Asset or Liability Balances
	2024	2023	2024	2023	2024	2023
	(In Millions)
Investment income due and accrued	$(5)	$(2)	$(5)	$(2)	(5)	(2)
Other liabilities	—	—	(9)	—	9	—
Cash, cash equivalents and short-term investments	(18)	—	(18)	—	(18)	—
Policyholders' reserves	—	(3)	—	(3)	—	3
Total	$(23)	$(5)	$(32)	$(5)

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting.

10

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

e.	Common stocks - subsidiaries and affiliates

The Company accounts for the value of its subsidiary and affiliate, primarily, MML Bay State Life Insurance Company (MML Bay State), a wholly owned stock life insurance subsidiary, at their underlying statutory net equity. MML Bay State’s operating results, less dividends declared, are reflected as net unrealized capital gains in the Statutory Statements of Changes in Capital and Surplus. Dividends are recorded in net investment income when declared. The cost basis of common stock – subsidiary and affiliate is adjusted for impairments deemed to be other than temporary consistent with common stocks - unaffiliated.

f.	Common stocks - unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

11

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

i.	Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low-income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

j.	Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated synthetic investments are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized capital (losses) gains. Amounts receivable and payable are accrued as net investment income.

12

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

k.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

l.	Investment income due and accrued

Accrued investment income consists primarily of interest, which is recognized on an accrual basis.

m.	Other than invested assets

Other than invested assets primarily includes deferred and uncollected life insurance premium, reinsurance recoverable, and other receivables.

n.	Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money, supplemental accounts and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

The Company has only separate accounts classified as nonguaranteed for which the policyholder/contract holder assumes the investment risk.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

o.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include the amount of deferred tax assets (DTA) (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, certain investments in partnerships and limited liability companies for which qualifying audits are not performed, advances and prepayments, investment income due and accrued, and certain other receivables. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

p.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Premium income, policyholders’ benefits (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue.

q.	Policyholders' reserves

Policyholders’ reserves are developed by actuarial methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force and are determined based on either statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods, or principles-based reserving under Valuation Manual-20, which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDB and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

The fixed index annuity product offers guaranteed lifetime withdrawal benefit (GLWB). A GLWB provides the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value.

Certain individual variable annuity and fixed annuity products offer GMDB. The liability for GMDB is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statement of Operations.

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a single premium immediate annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals follow statutory accounting requirements and are sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

r.	Liabilities for deposit-type contracts

Liabilities for investment-type contracts such as supplementary contracts not involving life contingencies are based on account value or accepted actuarial methods using applicable interest rates.

s.	Transfers due from separate accounts

Transfers due from separate accounts represent a net receivable from the Company’s separate accounts.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

t.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital (losses) gains if resulting from invested asset transactions. Changes in the balances of net deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

u.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

v.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

w.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities or, if negative, is included as net negative (Disallowed) IMR for any admitted portion in other than invested assets.

x.	Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, other miscellaneous liabilities, and accrued separate account transfers.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

y.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

z.	Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)

Net realized capital (losses) gains, net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Net realized capital (losses) gains, including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds – corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and limited liability companies, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

3.	New accounting standards

Adoption of new accounting standards

In August 2023, the NAIC adopted INT 23-01T — Disallowed IMR (“INT 23-01T”). INT 23-01T provides optional, limited-term guidance for the assessment of disallowed IMR for up to 10% of adjusted general account capital and surplus. An insurer’s capital and surplus must first be adjusted to exclude certain “soft assets” including net positive goodwill, electronic data processing equipment and operating system software, net deferred tax assets and admitted disallowed IMR. An insurer will only be able to admit the negative IMR if the insurer's risk-based capital is over 300% authorized control level after adjusting to remove the assets described above.

As adopted, negative IMR may be admitted first in the insurer’s general account and then, if all disallowed IMR in the general account is admitted and the percentage limit is not reached, to the separate account proportionately between insulated and noninsulated accounts. If the insurer can demonstrate historical practice in which acquired gains from derivatives were also reversed to IMR (as liabilities) and amortized, there is no exclusion for derivatives losses. INT 23-01T was adopted by the Company as of September 30, 2023 and will be effective through December 31, 2025. To the extent the Company’s IMR balance is a net negative, the effects of INT 23-01T will be reflected in the Company’s financial position, results of operations, and financial statement disclosures. The Company has adopted this guidance and the adoption resulted in an admitted disallowed IMR of $150 million for C.M. Life.

In March 2023, the NAIC adopted modifications to SSAP No. 34 – Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures and data capture related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (PIK) interest. In August 2023, the NAIC adopted revisions to further clarify the PIK interest disclosure in SSAP No. 34, effective December 31, 2023. The revisions clarify that decreasing amounts to principal balances are first applied to any PIK interest included in the principal balance. The original principal would not be reduced until the PIK interest had been fully eliminated from the balance. The revisions also provide a practical expedient for determining the PIK interest in the cumulative balance by subtracting the original principal/ par value from the current principal/ par value, with the resulting PIK interest not to go less than zero. The modifications did not have a material effect on the Company’s financial statements.

In December 2023, the NAIC adopted revisions, effective January 1, 2024, to avoid allocating realized gains or losses from bond sales to the IMR when sold before a rating downgrade. Revisions were also made to avoid allocating realized gains or losses from mortgage loan sales when there is a credit loss allowance, where payments are not 90 days past due. Revisions were also made to update guidance on changes in credit ratings used to allocate credit or interest rate related gains or losses, requiring identification of realized losses from acute credit events to be allocated to AVR. The modifications did not have a material effect on the Company’s financial statements.

In March 2024, the NAIC adopted revisions to the requirements of audit and admissibility in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, effective March 16, 2024, to better align with the guidance on the look-through methodology. The revisions allow for admitting audited investments in entities owned by unaudited downstream noninsurance holding company SCA entity. The modifications did not have a material effect on the Company’s financial statements.

Future adoption of new accounting standards

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and other related SSAPs, which will become effective January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, “the Bond Project”.

The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an “issuer credit obligation” or an “asset-backed security.”

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

An “issuer credit obligation” is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an “asset-backed security” is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company is currently assessing the impacts of the adopted SSAP No. 26, SSAP No. 43 and other related SSAPs in relation to the financial statements.

In March 2024, the NAIC adopted revisions to SSAP No. 21 - Other Admitted Assets, effective January 1, 2025, clarifying that residuals follow the effective yield approach with a cap and providing an election for the cost recovery method. The modifications are not expected to have a material effect on the Company’s financial statements. The Company will elect the effective yield method using the allowable earned yield, capped by the amount of cash distributions received. The Company is assessing the potential impact on the Company’s financial statements.

Effective January 1, 2025, revisions will be made to short-term investments, which include excluding additional investment types from being reported as cash equivalents or short-term investments regardless of maturity date of the investment at the date of acquisition. Investments will be eliminated from being reported as cash equivalents or short-term investments unless they would qualify under SSAP No. 26 – Bonds as an issuer credit obligation. Such investments will then only qualify as a cash equivalent or short-term investment if they have a maturity date within 3-months (cash equivalents) or 12-months (short-term) from the date of acquisition or meet the specifics requirements for money market mutual funds or cash pooling arrangement. The Company is assessing the potential impact on the Company’s financial statements.

The NAIC adopted revisions to various SSAPs at the Spring 2024 National Meeting for investments in tax credits and acquired tax credits in response to the comments received, as well as updated annual statement reporting categories for tax credit investment risk-based capital. These revisions are in addition to the previous ones, which include broad criteria to scope in various tax credit programs, including solar programs and state specific programs. Proportional amortization will be the measurement approach as with existing low-income housing tax credits, which means recording amortization of the investment in the partnership through net investment income and use of the tax credits in the appropriate tax line. The adopted revisions will be effective on January 1, 2025. The Company is assessing the potential impact on the Company’s financial statements.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company's financial instruments:

	December 31, 2024
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$3	$3	$—	$3	$—
States, territories and possessions	7	7	—	7	—
Political subdivisions	13	13	—	13	—
Special revenue	52	53	—	53	—
Industrial and miscellaneous	2,262	2,029	31	921	1,077
Hybrid securities	6	6	—	6	—
Parent, subsidiaries and affiliates	304	288	—	33	255
Preferred stocks	11	11	6	—	5
Common stocks - subsidiaries and affiliates	7	7	—	—	7
Common stocks - unaffiliated	11	11	7	—	4
Mortgage loans - commercial	530	491	—	—	491
Mortgage loans - residential	139	128	—	—	128
Derivatives:
Interest rate swaps	560	264	—	264	—
Options	28	28	—	28	—
Currency swaps	76	76	—	76	—
Forward contracts	5	5	—	5	—
Cash, cash equivalents and short-term investments	203	203	11	192	—
Separate account assets	1,862	1,862	1,862	—	—
Financial liabilities:
Individual annuity contracts	2,034	2,073	—	—	2,073
Supplementary contracts	42	42	—	—	42
Derivatives:
Interest rate swaps	319	319	—	319	—
Options	15	15	—	15	—
Currency swaps	2	2	—	2	—
Forward contracts	1	1	—	1	—
Financial futures	14	14	14	—	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $220 million.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$3	$3	$—	$3	$—
States, territories and possessions	11	11	—	11	—
Political subdivisions	14	14	—	14	—
Special revenue	71	73	—	73	—
Industrial and miscellaneous	2,254	2,031	—	789	1,242
Parent, subsidiaries and affiliates	264	247	—	35	212
Preferred stocks	5	5	1	—	4
Common stocks - subsidiaries and affiliates	6	6	—	—	6
Common stocks - unaffiliated	7	7	4	—	3
Mortgage loans - commercial	642	601	—	—	601
Mortgage loans - residential	161	146	—	—	146
Derivatives:
Interest rate swaps	423	182	—	182	—
Options	28	28	—	28	—
Currency swaps	62	62	—	62	—
Forward contracts	1	1	—	1	—
Financial Futures	48	48	48	—	—
Cash, cash equivalents and short-term investments	740	740	35	705	—
Separate account assets	1,732	1,732	1,732	—	—
Financial liabilities:
Individual annuity contracts	2,373	2,306	—	—	2,306
Supplementary contracts	49	49	—	—	49
Derivatives:
Interest rate swaps	255	255	—	255	—
Options	16	16	—	16	—
Currency swaps	4	4	—	4	—
Forward contracts	4	4	—	4	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $233 million.

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

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Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as SOFR, cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay's Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, GICs and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company's asset/liability management analysis.

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The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$30	$1	$7	$38
Preferred stocks	—	—	5	5
Common stocks - subsidiaries and affiliates	—	—	7	7
Common stocks - unaffiliated	6	—	5	11
Derivatives:
Interest rate swaps	—	560	—	560
Options	—	28	—	28
Currency swaps	—	76	—	76
Forward contracts	—	5	—	5
Separate account assets	1,862	—	—	1,862
Total financial assets carried at fair value	$1,898	$670	$24	$2,592

Financial liabilities:
Interest rate swaps	$—	$319	$—	$319
Options	—	15	—	15
Currency swaps	—	2	—	2
Forward contracts	—	1	—	1
Financial futures	14	—	—	14
Total financial liabilities carried at fair value	$14	$337	$—	$351

The Company does not have any financial instruments that were carried at net asset value as a practical expedient.

24

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$—	$2	$4	$6
Preferred stocks	—	—	4	4
Common stocks - subsidiaries and affiliates	—	—	6	6
Common stocks - unaffiliated	4	—	3	7
Derivatives:
Interest rate swaps	—	421	—	421
Options	—	28	—	28
Currency swaps	—	62	—	62
Forward contracts	—	1	—	1
Financial Futures	48	—	—	48
Separate account assets	1,732	—	—	1,732
Total financial assets carried at fair value	$1,784	$514	$17	$2,315

Financial liabilities:
Interest rate swaps	$—	$255	$—	$255
Options	—	16	—	16
Currency swaps	—	4	—	4
Forward contracts	—	4	—	4
Total financial liabilities carried at fair value	$—	$279	$—	$279

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels in the beginning fair value for the reporting period in which the changes occur.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

25

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit-related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps (OIS) and SOFR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company's valuation techniques.

26

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company's Level 3 assets carried at fair value:

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	01/01/24	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/24
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$4	$(6)	$—	$—	$—	$—	$—	$—	$—	$9	$7
Preferred stocks	4	—	1	—	—	—	—	—	—	—	5
Common Stocks:
Subsidiaries and affiliates	6	—	—	—	1	—	—	—	—	—	7
Unaffiliated	3	(1)	2	1	1	—	(1)	—	—	—	5
Total financial assets	$17	$(7)	$3	$1	$2	$—	$(1)	$—	$—	$9	$24

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	01/01/23	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/23
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$10	$(1)	$—	$1	$—	$—	$—	$—	$—	$(6)	$4
Preferred stocks	4	—	—	—	—	—	—	—	—	—	4
Common Stocks:
Subsidiaries and affiliates	5	—	27	—	(26)	—	—	—	—	—	6
Unaffiliated	2	—	(1)	—	2	—	—	—	—	—	3
Total financial assets	$21	$(1)	$26	$1	$(24)	$—	$—	$—	$—	$(6)	$17

Other transfers include assets that are either no longer carried at fair value or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds in other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now higher than the book value.

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

5.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

27

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2024
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U.S. government and agencies	$3	$—	$—	$3
States, territories and possessions	7	—	—	7
Political subdivisions	13	1	1	13
Special revenue	52	3	2	53
Industrial and miscellaneous	2,262	6	239	2,029
Hybrid securities	6	—	—	6
Parent, subsidiaries and affiliates	304	—	16	288
Total	$2,647	$10	$258	$2,399

The December 31, 2024 gross unrealized losses exclude $2 million of losses included in the carrying value. These losses include $2 million from NAIC Class 6 bonds and were primarily included in industrial and miscellaneous or parents, subsidiaries and affiliates.

	December 31, 2023
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U.S. government and agencies	$3	$—	$—	$3
States, territories and possessions	11	—	—	11
Political subdivisions	14	1	1	14
Special revenue	71	3	2	73
Industrial and miscellaneous	2,254	7	230	2,031
Parent, subsidiaries and affiliates	264	—	16	248
Total	$2,617	$11	$249	$2,380

The December 31, 2023 gross unrealized losses exclude $1 million of losses included in the carrying value. These losses include $1 million from NAIC Class 6 bonds and were primarily included in industrial and miscellaneous or parents, subsidiaries and affiliates.

28

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use third-party modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2024		2023
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total
		(In Millions)
1	Aaa/Aa/A	$1,322	49%	$1,277	49%
2	Baa	950	36	945	36
3	Ba	306	12	287	11
4	B	44	2	68	3
5	Caa and lower	15	1	31	1
6	In or near default	10	—	9	—
	Total	$2,647	100%	$2,617	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31,
	2024				2023
	RMBS		CMBS		RMBS		CMBS
NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total
	(In Millions)
1	$2	100%	$54	96%	$2	100%	$55	89%
2	—	—	2	4	—	—	4	6
3	—	—	—	—	—	—	3	5
4	—	—	—	—	—	—	—	—
5	—	—	—	—	—	—	—	—
6	—	—	—	—	—	—	—	—
	$2	100%	$56	100%	$2	100%	$62	100%

The following is a summary of the carrying value and fair value of bonds as of December 31, 2024 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$41	$41
Due after one year through five years	738	710
Due after five years through ten years	709	670
Due after ten years	1,159	977
Total	$2,647	$2,398

29

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Proceeds from sales	$317	$1,041	$422
Gross realized capital gains from sales	3	13	8
Gross realized capital losses from sales	(3)	(91)	(10)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2024
	Less Than 12 Months			12 Months of Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	(In Millions)
U. S. government and agencies	$—	$—	1	$—	$—	1
States, territories and possessions	4	—	2	2	—	2
Political subdivisions	2	—	4	7	1	4
Special revenue	6	—	7	30	2	25
Industrial and miscellaneous	99	3	92	1,165	238	660
Parent, subsidiaries and affiliates	—	—	—	260	17	2
Total	$111	$3	106	$1,464	$258	694

	December 31, 2023
	Less Than 12 Months			12 Months of Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	(In Millions)
U. S. government and agencies	$—	$—	—	$—	$—	1
States, territories and possessions	2	—	2	2	—	2
Political subdivisions	1	—	2	7	1	4
Special revenue	11	—	10	33	2	28
Industrial and miscellaneous	52	5	109	1,520	227	882
Parent, subsidiaries and affiliates	1	—	1	246	16	11
Total	$67	$5	124	$1,808	$246	928

As of December 31, 2024 and 2023, management has not deemed these unrealized losses to be other-than-temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

30

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $159 million. Securities in an unrealized loss position for less than 12 months had a fair value of $15 million and unrealized losses of less than $1 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $145 million and unrealized losses of $18 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2023, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $375 million. Securities in an unrealized loss position for less than 12 months had a fair value of $14 million and unrealized losses of $1 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $361 million and unrealized losses of $29 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2024 or 2023 that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $4 million as of December 31, 2024 or 2023.

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue and industrial and miscellaneous bond categories. the Alt-a category includes option adjustable-rate mortgages and the subprime category includes 'scratch and dent' or reperforming pools, high loan-to-value pools and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

As of December 31, 2024, RMBS had a total carrying value of $22 million and a fair value of $21 million of which approximately 28%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $16 million and a fair value of $15 million. As of December 31, 2023, RMBS had a total carrying value of $25 million and a fair value of $22 million of which approximately 30%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $18 million and a fair value of $15 million.

During the years ended December 31, 2024, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2024, total leveraged loans had a carrying value of $310 million and a fair value of $294 million, of which approximately 89%, based on carrying value, were domestic leveraged loans. As of December 31, 2023, total leveraged loans had a carrying value of $313 million and a fair value of $298 million, of which approximately 85%, based on carrying value, were domestic leveraged loans.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower's risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $57 million and fair value of $48 million as of December 31, 2024 and a carrying value of $63 million and fair value of $52 million as of December 31, 2023.

b.	5GI Securities

Securities owned by the Company with an NAIC designation of 5GI securities:

	December 31, 2024			December 31, 2023
	Number of 5GI Securities	Carrying Value	Fair Value	Number of 5GI Securities	Carrying Value	Fair Value
	(In Millions)
Investments:
Bonds - amortized cost	16	$3	$3	29	$13	$13
Preferred stock - amortized cost	—	—	—	1	—	—
Preferred stock - fair value	1	—	—	—	—	—
Total	17	$3	$3	30	$13	$13

c.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2024	2023
	(In Millions)
Carrying value	$11	$5
Fair value	$11	$5

As of December 31, 2024, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $6 million in 2 issuers, $5 million of which was in an unrealized loss position for more than 12 months. As of December 31, 2023, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $5 million in 6 issuers, $5 million of which was in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2024 or 2023.

As of December 31, 2024 and 2023, the Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of less than $1 million and $1 million, respectively.

32

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Common stocks – subsidiaries and affiliates

MML Bay State primarily provides variable life and bank-owned life insurance business. It declared and paid $23 million in dividends to the Company for the year ended December 31, 2024, $25 million in 2023 and $26 million in 2022. A majority of MML Bay State's shareholder equity is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the Company without prior approval from the Department. Under these regulations, $22 million of shareholder's equity is available for distribution to the shareholder in 2024 without prior regulatory approval. The Company does not rely on dividends from its subsidiary to meet its operating cash flow requirements.

The Company did not hold any affiliated common stocks for which the transfer of ownership was restricted by contractual requirements as of December 31, 2024 or 2023.

Summarized below is certain combined statutory financial information for MML Bay State:

	As of and for the Years Ended December 31,
	2024	2023	2022
	(In Millions)
Total Revenue	$15	$18	$(14)
Net income	11	7	15
Assets	5,257	5,108	5,023
Liabilities	5,038	4,875	4,771
Shareholder's equity	219	233	252

e.	Common stocks – unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2024	2023
	(In Millions)
Adjusted cost basis	$5	$6
Gross unrealized gains	6	2
Gross unrealized losses	—	(1)
Carrying value	$11	$7

As of December 31, 2024, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $2 million in 8 issuers, $2 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2023, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $2 million in 11 issuers, less than $1 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2024 or 2023.

As of December 31, 2024 and 2023 the Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of less than $1 million and $1 million, respectively.

33

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans some of which are backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2024 and 2023, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2024 or 2023.

The carrying value and fair value of the Company's mortgage loans were as follows:

	December 31, 2024		December 31, 2023
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$525	$485	$637	$595
Mezzanine loans	5	6	5	6
Total commercial mortgage loans	530	491	642	601
Residential mortgage loans:
FHA insured and VA guaranteed	111	102	128	118
Other residential loans	28	26	33	28
Total residential mortgage loans	139	128	161	146
Total mortgage loans	$669	$619	$803	$747

The loan-to-value ratios by property type of the Company's commercial mortgage loans were as follows:

	December 31, 2024
	Less Than 81%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$126	$25	$53	$204	38%
Apartments	140	32	13	185	35%
Industrial and other	40	3	2	45	8%
Hotels	42	5	—	47	9%
Retail	51	—	—	51	10%
Total	$399	$65	$68	$532	100%

34

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Less Than 81%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)
Office	$164	$24	$41	$229	36%
Apartments	175	19	5	199	31
Industrial and other	54	3	3	60	9
Hotels	59	5	—	64	10
Retail	91	—	—	91	14
Total	$543	$51	$49	$643	100%

For the years ended December 31, 2024 and 2023, the Company’s commercial mortgage loans’ loan-to-value ratios below 81% were 75% and 85%, respectively.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2024
	AAA/ AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$105	$301	$58	$37	$24	$525
Mezzanine loans	—	5	—	—	—	5
Total commercial mortgage loans	105	306	58	37	24	530
Residential mortgage loans:
FHA insured and VA guaranteed	111	—	—	—	—	111
Other residential loans	—	26	2	—	—	28
Total residential mortgage loans	111	26	2	—	—	139
Total mortgage loans	$216	$332	$60	$37	$24	$669

	December 31, 2023
	AAA/ AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$182	$350	$57	$45	$8	$642
Total commercial mortgage loans	182	350	57	45	8	642
Residential mortgage loans:
FHA insured and VA guaranteed	128	—	—	—	—	128
Other residential loans	—	30	2	—	—	32
Total residential mortgage loans	128	30	2	—	—	160
Total mortgage loans	$310	$380	$59	$45	$8	$803

As of December 31, 2024 and 2023 the maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 79%, respectively.

35

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2024		December 31, 2023
	Carrying Value	Average Loan-to-Value Ratio	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)
California	$153	79%	$175	69%
Texas	54	57%	57	57%
New York	53	87%	58	80%
Illinois	51	59%	67	55%
District of Columbia	40	78%	40	80%
United Kingdom	39	58%	48	55%
Washington	33	62%	41	68%
All other	110	72%	156	61%
Total commercial mortgage loans	$533	72%	$642	65%

For the years ended December 31, 2024 and 2023, all other consists of 18 jurisdictions with no individual exposure exceeding $12 million and 19 jurisdictions with no individual exposure exceeding $16 million, respectively.

Interest rates, including fixed and variable, on the Company's portfolio of mortgage loans were:

	Years Ended December 31,
	2024		2023
	Low	High	Low	High
Commercial mortgage loans	2.5%	10.7%	2.0%	11.4%
Residential mortgage loans	2.2%	9.3%	2.2%	9.3%
Mezzanine mortgage loans	8.0%	8.0%	8.0%	8.0%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2023
	Low	High
Commercial mortgage loans	4.7%	8.0%
Mezzanine mortgage loans	8.0%	8.0%

The Company did not purchase any new mortgage loans during the year ended December 31, 2024.

As of December 31, 2024, the Company had impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

36

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents a summary of the Company's impaired mortgage loans as of December 31, 2024 and December 31, 2023:

	December 31, 2024
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$9	$10	$13	$(4)	$—
Total	9	10	13	(4)	—
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$8	$8	$10	$—	$—
Total	8	8	10	—	—

Total impaired commercial mortgage loans	$17	$18	$23	$(4)	$—

	December 31, 2023
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$16	$18	$20	$(4)	$1
Total	16	18	20	(4)	1

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2024 or 2023. As of December 31, 2024 and 2023 the carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $530 million and $642 million, respectively.

Allowance for credit losses:

	Years Ended December 31,
	2024	2023
Balance at the beginning of period	$(4)	$—
Additions charged to operations	(3)	(4)
Recoveries of amounts previously charged off	3	—
Balance at the end of the period	$(4)	$(4)

37

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Partnerships and limited liability companies

The carrying value of partnership and limited liability companies holdings by annual statement category were:

	December 31,
	2024	2023
	(In Millions)
Joint venture interests:
Common stocks	$75	$70
Real estate	61	45
Other	16	22
Mortgage loans	2	3
Surplus notes	7	7
Total	$161	$147

As of December 31, 2024 and 2023, the Company held 11 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $9 million and 7 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $3 million, respectively.

The Company did not hold any unexpired tax credits for the year ended December 31, 2024.

The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 4.2% for future benefits of two years to 4.6% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded no impairments to LIHTC investments for the year ended December 31, 2024 and less than $1 million impairments to LIHTC investments for the year ended December 31, 2023.

h.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create replicated synthetic investments. These replicated synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Replicated synthetic investments are created either to hedge and reduce the Company's credit exposure or to create an investment in a particular asset. The Company held replicated synthetic investments with a notional amount of $820 million as of December 31, 2024 and $820 million as of December 31, 2023, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

38

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 20 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

The Company utilizes certain other agreements including forward contracts and financial futures. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

39

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Net collateral pledged to the counterparties was $107 million as of December 31, 2024, and net collateral pledged by the counterparties was $87 million as of December 31, 2023. In the event of default, the full market value exposure at risk, net of offsets and collateral, was $1 million and $9 million as of December 31, 2024 and 2023, respectively. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $314 million and $290 million as of December 31, 2024 and 2023, respectively.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2024				December 31, 2023
	Assets		Liabilities		Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)
Interest rate swaps	$560	$4,690	$319	$6,233	$423	$3,523	$255	$4,844
Options	28	397	15	384	28	406	16	393
Currency swaps	76	610	2	22	62	594	4	70
Forward contracts	5	176	1	42	1	38	4	173
Financial futures	—	—	14	450	48	450	—	—
Total	$669	$5,873	$351	$7,131	$562	$5,011	$279	$5,480

The average fair value of outstanding derivative assets was $608 and $581 million for the years ended December 31, 2024 and 2023, respectively. The average fair value of outstanding derivative liabilities was $329 and $324 million for the years ended December 31, 2024 and 2023, respectively.

The Company did not have any credit default swaps for the years ended December 31, 2024 and December 31, 2023.

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2024	2023
	(In Millions)
Open interest rate swaps in a fixed pay position	$4,770	$3,380
Open interest rate swaps in a fixed receive position	6,153	4,988
Total interest rate swaps	$10,923	$8,368

40

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized (losses) gains related to market fluctuations on open contracts by derivative type:

	Years Ended December 31,
	2024		2023		2022
	Net Realized Gains (Losses) on Closed Contracts	Change in Net Unrealized Gains (Losses) on Open Contracts	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized Gains (Losses) on Open Contracts	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized Gains (Losses) on Open Contracts
	(In Millions)
Interest rate swaps	$—	$75	$4	$33	$—	$192
Currency swaps	5	16	4	(45)	2	72
Options	5	—	(5)	2	(2)	(12)
Forward contracts	2	6	(2)	(1)	20	(1)
Financial futures	1	(62)	(59)	47	(195)	(6)
Total	$13	$35	$(58)	$36	$(175)	$245

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2024			December 31, 2023
	Derivative Assets	Derivative Liabilities	Net	Derivative Assets	Derivative Liabilities	Net
	(In Millions)
Gross	$669	$351	$318	$562	$279	$282
Due and accrued	28	156	(128)	24	146	(121)
Gross amounts offset	(534)	(534)	—	(460)	(460)	—
Net asset	163	(27)	190	126	(35)	161
Collateral posted	(106)	(213)	107	(120)	(206)	87
Net	$57	$(240)	$297	$6	$(241)	$248

41

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds	$140	$165	$153
Preferred stocks	1	1	—
Common stocks - subsidiaries and affiliates	23	25	26
Common stocks - unaffiliated	2	2	1
Mortgage loans	34	34	58
Policy loans	8	7	6
Partnerships and limited liability companies	7	13	21
Derivatives	(43)	(36)	13
Cash, cash equivalents and short-term investments	15	9	2
Other	12	15	1
Subtotal investment income	199	235	281
Amortization of the IMR	(6)	(2)	3
Investment expenses	(23)	(22)	(16)
Net investment income	$170	$211	$268

j.	Net realized capital (losses) gains

Net realized capital (losses) gains, which include OTTI and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds	$(10)	$(79)	$(5)
Preferred stocks	2	—	—
Common stocks - subsidiaries and affiliates	—	6	—
Common stocks - unaffiliated	(1)	—	3
Mortgage loans	(6)	(4)	—
Partnerships and limited liability companies	(2)	1	1
Derivatives	12	(58)	(174)
Other	—	(1)	(3)
Net realized capital losses before federal and state taxes and deferral to the IMR	(5)	(135)	(178)
Net federal and state tax benefit (expense)	—	6	(1)
Net realized capital losses before deferral to the IMR	(5)	(129)	(179)
Net after tax capital (gains) losses deferred to the IMR	(1)	114	195
Net realized capital (losses) gains	$(6)	$(15)	$16

42

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

OTTI, included in the net realized capital (losses) gains, consisted of the following:

	Years Ended
	December 31,
	2024	2023	2022
	(In Millions)
Bonds	$(9)	$(1)	$(3)
Common stocks - unaffiliated	(1)	—	—
Mortgage loans	(4)	—	—
Partnerships and limited liability companies	(2)	(2)	(1)
Total OTTI	$(16)	$(3)	$(4)

The Company recognized OTTI of less than $1 million for the years ended December 31, 2024, 2023, and 2022, on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

The Company utilized internally-developed models to determine less than 1% of the $9 million of bond OTTI for the year ended December 31, 2024, less than 1% of the $1 million of bond OTTI for the year ended December 31, 2023 and less than 1% of the $3 million of bond OTTI for the year ended December 31, 2022. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2z.. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 17. "Impairment listing for loan-backed and structured securities" for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

k.	Restricted assets

Admitted restricted assets by category:

	December 31, 2024
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Millions)
Letter stock or securities restricted as to sale - excluding FHLB capital stock	$1	$—	$1	$1	$—	$1	0.01%	0.01%
On deposit with states	4	—	4	4	—	4	0.05%	0.05%
Pledged as collateral not captured in other categories	297	—	297	273	24	297	4.12%	4.14%
Total restricted assets	$302	$—	$302	$278	$24	$302	4.18%	4.20%

43

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Millions)
Letter stock or securities restricted as to sale - excluding FHLB capital stock	$1	$—	$1	$3	$(2)	$1	0.02%	0.02%
On deposit with states	4	—	4	4	—	4	0.05%	0.05%
Pledged as collateral not captured in other categories	273	—	273	408	(135)	273	3.61%	3.61%
Total restricted assets	$278	$—	$278	$415	$(137)	$278	3.68%	3.68%

6.	Federal income taxes

On August 16th, 2022, the Inflation Reduction Act (IRA) was signed into law and includes certain corporate income tax provisions. Potential impacts to the Company include the imposition of a CAMT. The CAMT imposes a 15% minimum tax on adjusted financial statement income on applicable corporations that have an average adjusted financial statement income over $1 billion in the prior three-year period. The United States Treasury Department and the Internal Revenue Service (IRS) released proposed regulations on September 12, 2024. As of the reporting date, the Company is not an applicable corporation and therefore not liable for CAMT in 2024. Any future CAMT liability will be allocated to Massachusetts Mutual Life Insurance Company (MassMutual) in accordance with the tax allocation agreement.

The Company provides for DTAs in accordance with statutory accounting practices. All of the companies included in these Consolidated Statutory Financial Statements have met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

44

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net DTA or deferred liabilities (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$99	$43	$142
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	99	43	142
DTAs nonadmitted	—	(25)	(25)
Subtotal net admitted DTA	99	18	117
Total gross DTLs	(77)	(18)	(95)
Net admitted DTA(L)	$22	$—	$22

	December 31, 2023
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$93	$35	$128
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	93	35	128
DTAs nonadmitted	(8)	(9)	(17)
Subtotal net admitted DTA	85	26	111
Total gross DTLs	(62)	(25)	(87)
Net admitted DTA(L)	$23	$1	$24

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$6	$8	$14
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	6	8	14
DTAs nonadmitted	8	(16)	(8)
Subtotal net admitted DTA	14	(8)	6
Total gross DTLs	(15)	7	(8)
Net admitted DTA(L)	$(1)	$(1)	$(2)

45

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$—	$—
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	22	—	22
2. Adjusted gross DTA allowed per limitation threshold	251	—	251
Lesser of line 1 or 2	22	—	22
Adjusted gross DTAs offset by existing DTLs	77	18	95
Total admitted DTA realized within 3 years	$99	$18	$117

	December 31, 2023
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$1	$1
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	23	—	23
2. Adjusted gross DTA allowed per limitation threshold	282	—	282
Lesser of line 1 or 2	23	—	23
Adjusted gross DTAs offset by existing DTLs	62	25	87
Total admitted DTA realized within 3 years	$85	$26	$111

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$(1)	$(1)
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	(1)	—	(1)
2. Adjusted gross DTA allowed per limitation threshold	(31)	—	(31)
Lesser of line 1 or 2	(1)	—	(1)
Adjusted gross DTAs offset by existing DTLs	15	(7)	8
Total admitted DTA realized within 3 years	$14	$(8)	$6

46

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company's total realization threshold limitations are as follows:

	December 31,
	2024	2023
	(In Millions)
Ratio percentage used to determine recovery period and threshold	1,769%	1,801%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$1,676	$1,878

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning is as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	—%	100%	—%

	December 31, 2023
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	—%	100%	4%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	—%	—%	(4)%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

47

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Federal income tax expense (benefit) on operating earnings	$8	$8	$19
Foreign income tax expense on operating earnings	—	—	—
Total federal and foreign income tax expense (benefit) on operating earnings	8	8	19
Federal income tax expense (benefit) on net realized capital gains	—	(6)	1
Total federal and foreign income tax expense (benefit)	$8	$2	$20

48

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2024	2023	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$26	$18	$8
Policy acquisition costs	37	37	—
Investment items	33	34	(1)
Other	4	4	—
Total ordinary DTAs	100	93	7
Nonadmitted DTAs	—	(8)	8
Admitted ordinary DTAs	100	85	15

Capital
Unrealized investment losses	15	9	6
Investment items	28	26	2
Total capital DTAs	43	35	8
Nonadmitted DTAs	(25)	(9)	(16)
Admitted capital DTAs	18	26	(8)

Admitted DTAs	118	111	7

DTLs:
Ordinary
Reserve items	1	1	—
Unrealized investment gains	51	35	16
Deferred and uncollected premium	5	3	2
Investment items	3	1	2
Other	18	21	(3)
Total ordinary DTLs	78	61	17

Capital
Unrealized investment gains	16	22	(6)
Investment items	2	4	(2)
Total capital DTLs	18	26	(8)

Total DTLs	96	87	9

Net admitted DTA	$22	$24	$(2)

49

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Net DTA(L)	$6	$2	$(2)
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	4	12	36
Tax-effect of changes from investment transfers	11	—	—
Change in net deferred income taxes	$21	$14	$34

As of December 31, 2024, the Company had no net operating or capital loss carryforwards to include in deferred income taxes.The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Provision computed at federal statutory rate of 21%	$1	$(15)	$(7)
Investment items	—	(6)	(7)
Nonadmitted assets	—	—	1
Other	(14)	9	(1)
Total statutory income tax benefit	$(13)	$(12)	$(14)

Federal and foreign income tax benefit	$8	$2	$20
Change in net deferred income taxes	(21)	(14)	(34)
Total statutory income tax benefit	$(13)	$(12)	$(14)

The Company received refunds in the amount of $9 million in 2024 and paid federal income taxes in the amount of $5 million in 2023 and $39 million in 2022.

The total income taxes available in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $2 million related to 2024, $0 million related to 2023 and $2 million related to 2022.

50

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company is included in a consolidated U.S. federal income tax return with its parent, MassMutual, a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and MassMutual’s eligible U.S. subsidiaries. The Company also files income tax returns in various states and foreign jurisdictions. The Company, MassMutual, and MassMutual’s eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes. In accordance with the Agreement, future CAMT is outside of the scope of the general tax allocation method and, consequently any future CAMT liability of a subsidiary shall be allocated solely to MassMutual.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2024	$7
Gross change related to positions taken in current year	—
Balance, December 31, 2024	$7

Included in the liability for unrecognized tax benefits as of December 31, 2024, are $7 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2024 includes $0 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized an increase of $0 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $0 million as of December 31, 2024 and $0 million as of December 31, 2023. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The IRS has completed its examination of MassMutual and its subsidiaries for the year 2016 and prior. The IRS completed the examination of the 2017-2018 tax years and is at Appeals for 3 issues. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

As of December 31, 2024 and 2023, the Company did not recognize any protective deposits as admitted assets.

7.	Other than invested assets

a.	Admitted negative (disallowed) IMR

As of December 31, 2024, the Company had $143 million of disallowed IMR in aggregate and in the general account.

As of December 31, 2024, the calculated adjusted general capital and surplus was $1,575 million.

As of December 31, 2024, the percentage of adjusted general capital and surplus for which the admitted disallowed IMR represents was 9%.

51

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following represents allocated gains (losses) to IMR from derivatives:

December 31, 2024
(In Millions)
Unamortized fair value derivative gain	$364
Unamortized fair value derivative losses	(500)
Total allocated net losses to IMR from derivatives	$(136)

When the Company sells bonds and recognizes losses due to interest-rate related factors, and the realized losses are transferred to the IMR, the sales proceeds are generally used for reinvestment as governed by prudent asset liability management (ALM) policies and procedures. Such sales of bonds are intermittently used to meet liquidity needs and managed within the ALM framework.

IMR losses for fixed income related derivatives were in accordance with documented risk management procedures, as well as the Company’s derivative use plans, and reflect the same historical treatment of derivative gains reversed to IMR and amortized rather than immediately recognized as realized gain upon termination.

b.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position.

The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2024		2023
	Gross	Net	Gross	Net
	(In Millions)
Ordinary renewal	$(6)	$3	$(5)	$(5)
Total	$(6)	$3	$(5)	$(5)

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $11,213 million and $10,659 million as of December 31, 2024 and 2023, respectively.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $33 billion and $34 billion as of December 31, 2024 and 2023, respectively.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2024		2023
	Amount	Interest Rates	Amount	Interest Rates
	($ In Millions)
Individual life	$96	3.5% - 4.8%	$102	3.5% - 4.8%
Individual universal and variable life	677	3.5% - 4.5%	695	4.0% - 4.5%
Individual annuities	2,049	1.0% - 9.0%	2,382	1.0% - 9.0%
Total	$2,822		$3,179

Individual life includes whole life and term insurance. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements.

b.	Liabilities for deposit-type contracts

Supplementary contracts not involving life contingencies of $49 million and $56 million as of December 31, 2024 and 2023, respectively, were included in liabilities for deposit-type contracts. The interest rate range on supplementary contracts was 1.0% to 6.5% and 1.0% to 6.5% as of December 31, 2024 and 2023, respectively.

c.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death benefit features. Election of these benefit guarantees is generally only available at contract issue.

The following shows the changes in the liabilities for GMDB (in millions):

Liability as of January 1, 2023	$—
Incurred guarantee benefits	26
Paid guarantee benefits	(1)
Liability as of December 31, 2023	25
Incurred guarantee benefits	(18)
Paid guarantee benefits	(1)
Liability as of December 31, 2024	$6

The Company held deterministic reserves as of December 31, 2024 and December 31, 2023.

53

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDB classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2024			December 31, 2023
	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age
	($ In Millions)
GMDB	$1,303	$12	68	$1,331	$17	68

Account values of variable annuity contracts with GMDB are summarized below:

	December 31, 2024			December 31, 2023
	Separate Account	General Account	Total	Separate Account	General Account	Total
	(In Millions)
GMDB	$1,084	$219	$1,303	$1,063	$268	$1,331

d.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDB or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2024	2023
	(In Millions)
Beginning balance	$226	$240
Net liability increase (decrease)	(8)	(14)
Ending balance	$218	$226

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $35 million.

Refer to Note 14. "Related party transactions" for information about the Company’s affiliated assumed reinsurance transactions.

There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Direct premium	$256	$477	$942
Premium ceded	(163)	(350)	(718)
Total net premium	$93	$127	$224

Ceded reinsurance recoveries	$231	$265	$204

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2024	2023
	(In Millions)
Reinsurance reserves ceded	$(5,420)	$(5,560)

Ceded amounts recoverable	$65	$70

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2024 and 2023, respectively, include $827 million and $828 million associated with life insurance policies, and $4,127 million and $4,222 million for annuity.

55

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, one reinsurer accounted for 34% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 23%. Overall, the Company believes that each of these exposures to a single reinsurer does not create an undue concentration of risk and the Company’s business is not substantially dependent upon any single reinsurer.

10.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2024 are illustrated below:

Individual annuities

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$8	$—	$—	$8	—%
At book value less current surrender charge of 5% or more	4,585	—	—	4,585	64%
At fair value	—	—	1,091	1,091	15%
Total with market value adjustment or at fair value	4,593	—	1,091	5,684	79%
At book value without adjustment (minimal or no charge or adjustment)	1,504	—	—	1,504	21%
Not subject to discretionary withdrawal	22	—	—	22	—%
Total	6,119	—	1,091	7,210	100%
Reinsurance ceded	4,126	—	—	4,126
Total, net of reinsurance	$1,993	$—	$1,091	$3,084

Amount included in book value moving to at book value without adjustment after statement date	1,170	—	—	1,170

Deposit-type contracts

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
At book value without adjustment (minimal or no charge or adjustment)	35	—	—	35	71%
Not subject to discretionary withdrawal	14	—	—	14	29%
Total, net of reinsurance	$49	$—	$—	$49	100%

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2024 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – individual annuities	$1,993
Liabilities for deposit-type contracts	49
Subtotal	2,042
Separate Account Annual Statement:
Annuities	1,091
Total	$3,133

b.	Analysis of life actuarial reserves by withdrawal characteristics

The withdrawal characteristics of the Company's life actuarial reserves as of December 31, 2024 are illustrated below:

General account

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$166	$166	$168
Universal life with secondary guarantees	740	739	1,649
Other permanent cash value life insurance	—	70	78
Variable universal life	77	77	90
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	25
Disability - active lives	—	—	1
Disability - disabled lives	—	—	17
Miscellaneous reserves	—	—	39
Total (gross: direct + assumed)	$983	$1,052	$2,067
Reinsurance ceded	537	537	1,293
Total (net)	$446	$515	$774

Separate account nonguaranteed

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$769	$766	$767
Total (gross: direct + assumed)	$769	$766	$767
Total (net)	$769	$766	$767

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Separate accounts

The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2024 is as follows:

Non Guaranteed
(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2024	$47

Reserves at December 31, 2024:
For accounts with assets at:
Fair value	$1,858
Nonpolicy liabilities	4
Total Separate Account Liabilities	$1,862

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$1,858
Nonpolicy liabilities	4
Total Separate Account Liabilities	$1,862

As of December 31, 2024, the Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$47	$41	$37
Transfers from separate accounts	(190)	(141)	(141)
Net transfers from separate accounts	$(143)	$(100)	$(104)

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

11.	Changes in capital and surplus

MassMutual has authorized the contribution of funds to the Company sufficient to meet the capital requirements of each state in the U.S. in which the Company is licensed to do business. Substantially all of the statutory capital and surplus is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the shareholder without prior approval from the Department. Under these regulations, $170 million of capital and surplus is available for distribution to the shareholder in 2025 without prior regulatory approval. The company declared and paid $190 million in dividend to MassMutual in 2024 and paid a dividend of $163 million in 2022. The company did not pay a dividend to MassMutual in 2023. The Company did not receive any capital contribution from MMLIC in 2024 and 2023. The company received a capital contribution of $50 million from MMLIC in 2022.

12.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company's recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2024 and 2023. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2024, 2023 and 2022.

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bond conversions and refinancing	$13	$10	$27
Transfer of mortgage loans to partnerships and limited liability companies	7	—	—
Transfer of bonds to mortgage loans	—	—	2
Net investment income payment-in-kind bonds	—	16	—
Stock conversions	1	5	—
Transfer of bonds to partnerships and limited liability companies	—	—	7

13.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular, interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar denominated investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company's investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Political Uncertainties

Political events, domestically or internationally, may directly or indirectly trigger or exacerbate risks related to product offerings, profitability, or any of the risk factors described above. Whether those underlying risk factors are driven by geopolitics or not, the Company’s dynamic approach to managing risks enables management to identify risks, internally and externally, develop mitigation plans, and respond to risks in an attempt to proactively reduce the potential impact of each underlying risk factor on the Company.

b.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

c.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

61

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss offset by related insurance recoveries or other contributions, if any. An accrual may be subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters is inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

d.	Commitments

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2024, the Company had the following outstanding commitments:

	2025	2026	2027	2028	2029	Thereafter	Total
	(In Millions)
Private Placements	$30	$66	$17	$1	$34	$50	$198
Mortgage Loans	2	1	—	2	—	1	6
Partnerships and limited liability companies	3	2	15	—	4	19	43
Total	$35	$69	$32	$3	$38	$70	$247

14.	Related party transactions

Pursuant to a management agreement, MassMutual, for a fee, furnishes the Company, as required, operating facilities, human resources, computer software development and managerial services. Investment and administrative services are also provided to the Company pursuant to a management services agreement with MassMutual. While management believes that these fees are calculated on a reasonable basis, these fees may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Fee income:
Recordkeeping and other services	$—	$—	$1
Fee expense:
Management and service contracts and cost-sharing arrangements	89	62	77

The Company reported amounts due from subsidiaries and affiliates of less than $1 million as of December 31, 2024 and 2023. The Company reported amounts due to subsidiaries and affiliates of $24 million and $17.5 million as of December 31, 2024 and 2023, respectively. Terms generally require settlement of these amounts within 30 to 90 days.

62

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, the Company no longer provided financing for MassMutual Asset Finance (MMAF).

Together, MassMutual and the Company, provide a credit facility to Jefferies Finance, LLC (Jefferies) whereby Jefferies borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2024, there were no borrowings or repayments recorded. During 2023, Jefferies borrowed $9 million and repaid $9 million under the credit facility. As of December 31, 2024, there were no outstanding borrowings under this facility. All outstanding interest due under the facility, as of December 31, 2024, had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

In 2023, C.M. Life sold approximately $563 million of private placement corporate assets to MassMutual Life. This resulted in a realized loss of $56 million.

In 2024, the Company declared and paid $190 million in dividends to MassMutual. In 2023, the Company did not declare or pay dividends to MassMutual.

The Company has coinsurance agreements with MassMutual where the Company cedes substantially all of the premium on certain universal life policies. In return, MassMutual pays to the Company a stipulated expense allowance and death and surrender benefits. MassMutual holds the assets and related reserves for payment of future benefits on the ceded policies.

As of December 31, 2024, the net amounts due from MassMutual for the various reinsurance agreements were $19 million and $18 million as of December 31, 2024 and December 31, 2023, respectively. These outstanding balances are due and payable with terms ranging from quarterly to annually, depending on the agreement in effect.

The following table summarizes the related party reinsurance transactions between the Company and MassMutual:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Premium ceded, related to:
Stop-loss agreement	$(5)	$(2)	$(2)
Coinsurance agreements	(34)	(37)	(36)

Expense allowances on reinsurance ceded, included in fees and other income, related to:
Coinsurance agreements	6	7	6

Policyholders' benefits ceded, related to:
Coinsurance agreements	85	83	64

Accrual for stop-loss agreement	—	—	18

15.	Subsidiaries and affiliated companies

Subsidiaries and affiliates of MassMutual
C.M. Life Insurance Company
CML Global Capabilities LLC
MM Global Capabilities I LLC
MM Global Capabilities II LLC
MM Global Capabilities III LLC

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MM/Barings Multifamily TEBS 2020 LLC
Berkshire Way LLC
MML Special Situations Investor LLC
Timberland Forest Holding LLC
Timberland Forest Holding LLC
Timberland Forest Holding LLC
MSP-SC, LLC
Insurance Road LLC
ITPS Holding LLC
EM Opportunities LLC
MassMutual MCAM Insurance Company, Inc.
MassMutual Ventures US IV GP, LLC
MassMutual Ventures US IV GP, LLC
MassMutual Ventures Europe/APAC I GP, LLC
Counterpointe Sustainable Advisors LLC
Jefferies Finance LLC (50% owned by MMLIC)
Glidepath Holdings Inc.
MassMutual Mortgage Lending LLC
MM Copper Hill Road LLC
MMV CTF I GP LLC
MM Direct Private Investments Holding LLC
DPI-ACRES Capital LLC
DPI-ARES Mortgage Lending LLC
MM Investment Holding
MML CM LLC
MML Distributors LLC
MML Distributors LLC
MML Investment Advisers, LLC
MML Strategic Distributors, LLC
MassMutual Private Wealth & Trust, FSB
MML Private Placement Investment Company I, LLC
MML Private Equity Fund Investor LLC
MML Private Equity Fund Investor LLC
MM Private Equity Intercontinental LLC
Pioneers Gate LLC
MassMutual Holding LLC
Amherst Long Term Holdings, LLC
Enroll Confidently, Inc.
MassMutual International LLC
MassMutual External Benefits Group LLC
MM Vine Street LLC*
Stillings Street LLC
5301 Wisconsin Avenue Associates, LLC
5301 Wisconsin Avenue GP, LLC

Subsidiaries of C.M. Life Insurance Company
MML Bay State Life Insurance Company
CML Special Situations Investor LLC
CM Life Mortgage Lending LLC
CML Mezzanine Investor III, LLC

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C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of MML Bay State Life Insurance Company
(No subsidiaries)

Subsidiaries of CML Special Situations Investor LLC
(No subsidiaries)

Subsidiaries of CM Life Mortgage Lending LLC
(No subsidiaries)

Subsidiaries of CML Mezzanine Investor III, LLC
(No subsidiaries)

16.	Subsequent events

Management of the Company has evaluated subsequent events through March 03, 2025, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the financial statements.

65

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2024	$61,096	$—	$61,096	$26,921	$(34,175)	$26,921	$19,385
September 30, 2024	397,178	—	397,178	339,528	(57,650)	339,528	408,151
June 30, 2024	1,349,958	—	1,349,958	1,290,607	(59,351)	1,290,607	1,137,070
March 31, 2024	2,597,476	—	2,597,476	2,576,147	(21,329)	2,576,147	2,784,031
December 31, 2023	4,801,982	—	4,801,982	4,566,582	(235,400)	4,566,582	4,088,857
September 30, 2023	2,162,075	—	2,162,075	2,089,437	(72,638)	2,089,437	1,988,071
June 30, 2023	1,800,802	—	1,800,802	1,752,217	(48,585)	1,752,217	1,684,846
March 31, 2023	3,007,713	—	3,007,713	2,826,625	(181,088)	2,826,625	2,584,527
December 31, 2022	3,726,463	—	3,726,463	3,283,242	(443,221)	3,283,242	3,150,825
September 30, 2022	1,337,132	—	1,337,132	1,270,962	(66,170)	1,270,962	1,195,634
June 30, 2022	1,069,792	—	1,069,792	949,598	(120,194)	949,598	917,792
March 31, 2022	1,366,642	—	1,366,642	1,092,539	(274,102)	1,092,539	1,084,285
December 31, 2021	153,706	—	153,706	146,419	(7,287)	146,419	133,301
September 30, 2021	429,103	—	429,103	422,210	(6,893)	422,210	371,650
June 30, 2021	1,130,186	—	1,130,186	1,019,790	(110,396)	1,019,790	1,128,667
March 31, 2021	580,686	—	580,686	541,584	(39,102)	541,584	539,293
December 31, 2020	2,202,709	—	2,202,709	1,981,547	(221,162)	1,981,547	2,127,616
September 30, 2020	3,225,941	—	3,225,941	2,914,652	(311,289)	2,914,652	2,881,746
June 30, 2020	1,978,627	—	1,978,627	1,765,784	(212,843)	1,765,784	1,794,192
March 31, 2020	2,725,567	—	2,725,567	2,242,474	(483,093)	2,242,474	2,684,492
December 31, 2019	395,604	—	395,603	374,233	(21,371)	374,233	323,929
September 30, 2019	2,403,817	—	2,403,817	2,163,454	(240,363)	2,163,454	1,796,355
June 30, 2019	1,138,783	—	1,138,783	965,642	(173,141)	965,642	1,187,758
March 31, 2019	1,165,908	—	1,165,908	1,155,765	(10,143)	1,155,765	1,186,451
December 31, 2018	904,746	—	904,746	770,347	(134,399)	770,347	817,965
September 30, 2018	496,473	—	496,473	447,735	(48,737)	447,735	449,782
June 30, 2018	39,548	—	39,548	1,365	(38,183)	1,365	4,435
March 31, 2018	84,116	—	84,116	56,604	(27,511)	56,604	56,886
December 31, 2017	21,358	—	21,358	17,379	(3,979)	17,379	25,404
September 30, 2017	31,370	—	31,370	30,181	(1,188)	30,181	97,082
June 30, 2017	4,452,491	—	4,452,491	4,378,331	(74,160)	4,378,331	6,609,233
March 31, 2017	4,815,924	—	4,815,924	4,784,422	(31,502)	4,784,422	6,463,013
December 31, 2016	4,846,676	—	4,846,676	4,829,684	(16,992)	4,829,684	6,221,820
September 30, 2016	4,994,934	—	4,994,934	4,730,196	(264,738)	4,730,196	6,883,514
June 30, 2016	5,054,395	—	5,054,395	4,955,880	(98,515)	4,955,880	6,764,218
March 31, 2016	6,298,495	—	6,298,495	6,092,642	(205,853)	6,092,642	7,817,461
December 31, 2015	474,546	—	474,546	468,066	(6,480)	468,066	467,904
September 30, 2015	5,603,766	—	5,603,766	5,064,430	(539,336)	5,064,430	6,491,786
June 30, 2015	8,300,146	—	8,300,146	8,096,024	(204,122)	8,096,024	8,991,309
March 31, 2015	4,134,216	—	4,134,216	4,097,041	(37,175)	4,097,041	4,062,060
December 31, 2014	9,225,670	—	9,225,670	9,099,603	(126,067)	9,099,603	10,324,197
September 30, 2014	—	—	—	—	—	—	—
June 30, 2014	6,799,823	—	6,799,823	6,410,214	(389,609)	6,410,214	8,821,203
March 31, 2014	10,842,786	—	10,842,786	9,332,953	(1,509,833)	9,332,953	11,545,156
December 31, 2013	13,068,728	—	13,068,728	12,446,803	(621,925)	12,446,803	13,075,122
September 30, 2013	8,777,769	—	8,777,769	8,640,444	(137,325)	8,640,444	8,226,635
June 30, 2013	11,479,347	—	11,479,347	11,079,158	(400,190)	11,079,158	10,139,599
March 31, 2013	15,334,535	—	15,334,535	14,970,376	(364,159)	14,970,376	14,135,122
December 31, 2012	31,785,329	—	31,785,329	30,443,342	(1,341,987)	30,443,342	27,669,977
September 30, 2012	67,270,430	—	67,270,430	65,265,347	(2,005,083)	65,265,347	57,019,262
June 30, 2012	70,455,900	—	70,455,900	69,041,733	(1,414,167)	69,041,733	55,143,333
March 31, 2012	87,853,178	—	87,853,178	85,053,001	(2,800,177)	85,053,001	67,243,938
December 31, 2011	90,342,742	—	90,342,742	87,759,853	(2,582,889)	87,759,853	61,663,659
September 30, 2011	62,166,554	—	62,166,554	60,544,909	(1,621,646)	60,544,909	45,284,654
June 30, 2011	80,582,827	—	80,582,827	76,857,393	(3,725,434)	76,857,393	60,286,999
March 31, 2011	87,925,923	—	87,925,923	85,768,903	(2,157,020)	85,768,903	65,285,429
December 31, 2010	78,922,237	—	78,922,237	77,329,041	(1,593,196)	77,329,041	57,284,607

66

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

September 30, 2010	75,579,158	—	75,579,158	73,844,794	(1,734,364)	73,844,794	53,531,682
June 30, 2010	106,701,990	—	106,701,990	104,920,573	(1,781,417)	104,920,573	77,297,241
March 31, 2010	117,247,145	—	117,247,145	110,848,178	(6,398,967)	110,848,178	81,512,593
December 31, 2009	94,759,892	—	94,759,892	91,319,793	(3,440,099)	91,319,793	61,154,482
September 30, 2009	203,672,078	(2,299,537)	201,372,541	193,090,828	(8,281,714)	193,090,828	124,234,344
Totals		$(2,299,537)			$(49,611,124)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
02660THL0	$6,153	$—	$6,153	$5,863	$(290)	$5,863	$3,862
124860CB1	54,943	—	54,943	21,058	(33,885)	21,058	15,523
Totals	$61,096	$—	$61,096	$26,921	$(34,175)	$26,921	$19,385

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104TG6	$15,266	$—	$15,266	$13,512	$(1,754)	$13,512	$13,063
05535DCF9	229,889	—	229,889	179,569	(50,320)	179,569	256,579
17311YAC7	71,686	—	71,686	68,512	(3,174)	68,512	66,632
61750FAE0	22,623	—	22,623	20,922	(1,701)	20,922	21,745
45660LW96	50,391	—	50,391	50,387	(4)	50,387	43,741
761118RJ9	7,323	—	7,323	6,627	(696)	6,627	6,391
Totals	$397,178	$—	$397,178	$339,529	$(57,649)	$339,529	$408,151

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
46639YAX5	$300,038	$—	$300,038	$270,038	$(30,000)	$270,038	$135,281
040104RV5	140,026	—	140,026	134,287	(5,739)	134,287	135,695
040104TG6	15,760	—	15,760	15,157	(603)	15,157	12,810
1248MGAJ3	4,371	—	4,371	4,055	(316)	4,055	3,549
17311YAC7	74,697	—	74,697	70,893	(3,804)	70,893	65,551
30247DAD3	8,258	—	8,258	8,011	(247)	8,011	7,479
40431KAE0	192,599	—	192,599	188,323	(4,276)	188,323	189,251
617463AA2	385	—	385	371	(14)	371	324
61750FAE0	23,849	—	23,849	22,601	(1,248)	22,601	21,264
61750MAB1	329	—	329	315	(14)	315	309
84752CAE7	16,555	—	16,555	15,884	(671)	15,884	13,756
86363HAB8	2,980	—	2,980	2,898	(82)	2,898	2,453
93934XAB9	17,665	—	17,665	15,388	(2,277)	15,388	17,092
05535DAN4	70,973	—	70,973	70,128	(845)	70,128	77,446
22540VG71	2,077	—	2,077	2,073	(4)	2,073	2,019
45254TRX4	6,472	—	6,472	6,437	(35)	6,437	6,275
45660LW96	51,332	—	51,332	50,757	(575)	50,757	42,375
45660LYW3	55,512	—	55,512	54,278	(1,234)	54,278	53,417
761118FM5	162,890	—	162,890	157,683	(5,207)	157,683	159,357
761118RJ9	7,569	—	7,569	7,350	(219)	7,350	6,357
45660NT88	1,776	—	1,776	1,742	(34)	1,742	1,667
61915RBB1	81,311	—	81,311	80,834	(477)	80,834	73,457
92922FWU8	30,703	—	30,703	30,587	(116)	30,587	29,742
86359DME4	81,831	—	81,831	80,520	(1,311)	80,520	80,144
Totals	$1,349,958	$—	$1,349,958	$1,290,610	$(59,348)	$1,290,610	$1,137,070

67

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104RV5	$139,831	$—	$139,831	$137,638	$(2,193)	$137,638	$135,529
040104TG6	16,562	—	16,562	15,501	(1,061)	15,501	12,873
1248MGAJ3	4,536	—	4,536	4,382	(154)	4,382	3,724
17311YAC7	77,369	—	77,369	74,002	(3,367)	74,002	68,225
30247DAD3	8,612	—	8,612	8,294	(318)	8,294	7,762
35729RAE6	114,412	—	114,412	113,625	(787)	113,625	99,228
617463AA2	412	—	412	383	(29)	383	332
61750FAE0	24,365	—	24,365	23,700	(665)	23,700	21,861
61750MAB1	359	—	359	326	(33)	326	315
84752CAE7	16,471	—	16,471	16,470	(1)	16,470	14,342
93934XAB9	17,904	—	17,904	17,717	(187)	17,717	17,634
05535DAN4	81,094	—	81,094	74,442	(6,652)	74,442	76,905
22540VG71	2,152	—	2,152	2,133	(19)	2,133	2,073
23321P6A1	205,060	—	205,060	203,476	(1,584)	203,476	220,349
45254TRX4	6,875	—	6,875	6,580	(295)	6,580	6,430
466247XE8	63,522	—	63,522	62,531	(991)	62,531	56,717
761118RJ9	8,054	—	8,054	7,801	(253)	7,801	6,636
23332UCM4	2,941	—	2,941	2,930	(11)	2,930	2,854
92922FWU8	31,260	—	31,260	31,037	(223)	31,037	30,035
576433NH5	15,315	—	15,315	13,515	(1,800)	13,515	10,552
57645LAA2	966,085	—	966,085	965,798	(287)	965,798	1,123,082
86359DMC8	794,287	—	794,287	793,865	(422)	793,865	866,573
Totals	$2,597,478	$—	$2,597,478	$2,576,146	$(21,332)	$2,576,146	$2,784,031

68

PART C
OTHER INFORMATION

Item 30.       Exhibits

Exhibit (a)

Board of Directors of C.M. Life Insurance Company authorizing the establishment of the Separate Account I – Incorporated by reference to Initial Registration Statement File No. 333–259818 filed September 27, 2021

Exhibit (b)	Not Applicable.
Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and C.M. Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and C.M. Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iii.

Template for Insurance Product Distribution Agreement (version 4/2021) (MML Strategic Distributors, LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Insurance Policy – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
	ii.	Form of Accelerated Death Benefit For Terminal Illness Rider – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
	iii.	Form of Accelerated Death Benefit For Chronic Illness Rider – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
	iv.	Form of Overloan Protection Rider – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
	v.	Form of Disability Benefit Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
	vi.	Form of Guaranteed Insurability Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
	vii.	Form of Waiver of Monthly Charges Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
	viii.	Form of Waiver of Specified Premium Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
	ix.	Form of Right to Convert to a Whole Life Insurance Policy Endorsement – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
Exhibit (e)	Form of Application for Individual Life & Disability Insurance – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-229670 filed September 6, 2019
Exhibit (f)	i.	Charter documentation of C.M. Life Insurance Company as approved April 25, 1980 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021
	ii.	By-Laws of C.M. Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333- 259818 filed September 27, 2021
Exhibit (g)	Reinsurance Contracts

i.	Canada Life Assurance Company
a.

Automatic Quota Share, Facultative and Automatic Excess YRT Reinsurance Agreement effective November 21, 2020 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-229670 filed April 27, 2021

		i.	Amendment effective January 1, 2023 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-229670 filed April 25, 2024
		ii.	Amendment dated April 22, 2024 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-229670 filed on or about April 25, 2025

ii.	Hannover Life Reassurance Company of America
a.

Automatic and Facultative YRT Agreement effective January 1, 2023 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No.10 to Registration Statement File No. 333-229670 filed April 25, 2024

		i.	Amendment dated April 5, 2024 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-229670 filed on or about April 25, 2025

iii.	SCOR Global Life USA Reinsurance Company
a.

Automatic Quota Share, Facultative, Automatic Excess and YRT Reinsurance Agreement effective November 21, 2020 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-229670 filed April 27, 2021

		i.	Amendment effective January 1, 2023 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-229670 filed April 25, 2024
		ii.	Amendment dated April 4, 2024 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-229670 filed on or about April 25, 2025

Exhibit (h)	i.	Participation, Selling, Servicing Agreements:
		a.	AIM Funds (Invesco Funds)
1.

Participation Agreement dated April 30, 2004 (AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and C.M. Life Insurance Company and MML Bay State Life Insurance Company becomes a party) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

				i.	Amendment No. 1 dated and effective April 30, 2010 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021
ii.

Amendment No. 2 effective May 24, 2019 (MML Bay State Life Insurance Company becomes a party) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-49457 filed April 28, 2021

				iii.	Amendment dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and C.M. Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

i.

Amendment No. 1 effective May 24, 2019 to Financial Support Agreement (MML Bay State Life Insurance Company becomes a party) – Incorporated by reference to Post-Effective Amendment No. 25 to File No. 333-49457 filed April 28, 2021

				ii.	Amendment No. 2 dated April 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 25, 2023
3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and C.M. Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

i.

Amendment No. 1 effective May 24, 2019 to Administrative Services Agreement (MML Bay State Life Insurance Company becomes a party) – Incorporated by reference to Post-Effective Amendment No. 25 to File No. 333-49457 filed April 28, 2021

		b.	BlackRock Funds
1.

Participation Agreement dated as of February 1, 2017, as amended (BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

				i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
				ii.	Second Amendment effective October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
				iii.	Third Amendment effective as of April 1, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
				iv.	Amendment regarding Rules 30e-3 and 498A as of April 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 April 28, 2022
v.

Fourth Amendment effective as of November 1, 2021 adding C.M. Life Insurance Company, as a party – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 April 28, 2022

2.

Administrative Services Agreement dated as of February 1, 2017 (BlackRock Advisors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

				i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
				ii.	Second Amendment effective October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

3.

Distribution & Marketing Support Agreement dated February 1, 2017 (BlackRock Advisors, LLC, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Strategic Distributors, LLC – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

First Amendment effective September 17, 2018 to the Distribution & Marketing Support Agreement dated as of February 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

		ii.	Second Amendment effective as of November 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
	4.	Distribution Sub-Agreement dated as of April 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
		i.	First Amendment effective as of April 23, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
		ii.	Second Amendment effective November 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
c.	Fidelity® Funds
1.

Amended and Restated Participation Agreement dated September 28, 2021 (Fidelity Distributors Company, LLC, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V and C.M. Life Insurance Company) - Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

		i.	First Amendment dated September 28, 2021 - Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
		ii.	Second Amendment effective August 7, 2023 – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021
iv.

Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

	4.	Service Agreement effective September 28, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
d.	Ivy Funds

1.

Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

		i.	First Amendment dated January 18, 2013 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
		ii.	Second Amendment dated June 12, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated February 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iv.	Fourth Amendment dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		v.	Fifth Amendment dated March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		vi.	Sixth Amendment effective May 1, 2021 regarding Rules 30e-3 and 498a – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022
vii.

Seventh Amendment dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

2.

Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		i.	Amendment No. 1 effective April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Amendment No. 2 effective April 15, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Amendment No. 3 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
iv.

Amendment No. 4 dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

e.	Janus Aspen Funds (Institutional)
1.

Amended and Restated Participation Agreement dated August 7, 2023 (Janus Aspen Series and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023

		i.	Amendment Regarding Revocation of Rule 30e-3 dated November 4, 2024 (*)
2.

Janus Henderson Amended and Restated Administrative Services Letter dated August 7, 2023 (Janus Henderson Investors US LLC and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023

f.	MML Funds
1.

Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

2.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		ix.	Ninth Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
g.	MML II Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		xi.	Eleventh Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
h.	PIMCO Funds
1.

Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			ii.	New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iii.	Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iv.	Amendment signed March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017
		2.	Termination Agreement dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
3.

Selling Agreement executed on April 26, 2006 (Allianz Global Investors Distributors LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

4.

Services Agreement (Trust) for PIMCO Variable Insurance Trust effective as of March 1, 2017 (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) - Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

			i.	Amendment No. 1 dated November 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
	i.	Vanguard Funds
1.

Participation Agreement dated September 16, 2021 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and C.M. Life Insurance Company – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

			i.	Revised Schedule A effective as of June 21, 2023 – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
			ii.	Amendment effective as of August 1, 2024 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-259818 filed on or about April 25, 2025
2.

Defined Contribution Clearance & Settlement Agreement dated June 16, 2020 among The Vanguard Group, Inc. and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

			i.	Revised Schedule I effective as of September 16, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
			ii.	Revised Schedule I effective as of June 21, 2023 – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
			iii.	Revised Schedule I effective as of August 1, 2024 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-259818 filed on or about April 25, 2025
3.

Networking Agreement dated June 16, 2020 among The Vanguard Group, Inc. and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

	j.	Vest Funds
1.

Participation Agreement effective April 26, 2023 (World Funds Trust, Foreside Financial Services, LLC, Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)
a.

AIM Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		1.	Amendment No. 1 dated June 30, 2020 – Incorporated by reference to Pre-Effective Amendment 3 to Registration Statement File No. 333-229670 filed October 2, 2020
b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

c.

Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

d.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

e.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

f.

PIMCO Variable Insurance Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (i)	Not Applicable.
Exhibit (j)	Not Applicable.

Exhibit (k)	Opinion and Consent of Counsel – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
Exhibit (l)	Not Applicable.
Exhibit (m)	Not Applicable.
Exhibit (n)	i.		Auditor Consents:
• Company Financial Statements (*)
• Separate Account Financial Statements (*)
	ii.	a.	Powers of Attorney for:
		•	Roger W. Crandall
		•	Mary Jane Fortin
		•	Keith McDonagh
		•	Michael J. O’Connor
		•	Paul A. LaPiana
– Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-259818 filed on or about April 25, 2025
Exhibit (o)	Not Applicable.
Exhibit (p)	Not Applicable.
Exhibit (q)

SEC Procedures Memorandum dated April 23, 2025, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-229670 filed on or about April 25, 2025

Exhibit (r)	Not Applicable.
(*)	Filed herewith

Item 31.       Directors and Officers of the Depositor

Directors of C.M. Life Insurance Company

Roger W. Crandall, Director (Chairman), President, and Chief Executive Officer 1295 State Street Springfield, MA 01111	Paul A. LaPiana, Director and Executive Vice President 1295 State Street Springfield, MA 01111
Michael J. O’Connor, Director, and General Counsel 1295 State Street Springfield, MA 01111	Mary Jane Fortin, Director, Executive Vice President, and Chief Financial Officer 10 Fan Pier Boulevard Boston, MA 02210

Principal Officers of C.M. Life Insurance Company (other than those who are also Directors, as referenced above):

Keith McDonagh, Corporate Controller 10 Fan Pier Boulevard Boston, MA 02210	Eric Partlan, Executive Vice President 10 Fan Pier Boulevard Boston, MA 02210
Tokunbo Akinbajo, Corporate Secretary 1295 State Street Springfield, MA 01111	Dominic Blue, Executive Vice President 1295 State Street Springfield, MA 01111
Julieta Sinisgalli, Treasurer 10 Fan Pier Boulevard Boston, MA 02210

Item 32.       Persons Controlled by or Under Common Control with the Depositor or the Registrant

– Incorporated by reference to Item 32 on Form N-6 in Post-Effective Amendment No. 4 to Registration Statement File No. 333-259818 filed on or about April 25, 2025

Item 33. Indemnification

C.M. Life directors and officers are indemnified under Article V of the by-laws of C.M. Life’s parent company, Massachusetts Mutual Life Insurance Company (“MassMutual”), as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any of such paragraphs. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with certain officers who serve as a director of a subsidiary of MassMutual (a “Subsidiary Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Subsidiary Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Subsidiary Director because he or she is a director of a subsidiary of MassMutual if the Subsidiary Director (i) acted in good faith, (ii) reasonably believed the conduct was in the subsidiary’s best interest; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Subsidiary Director shall not be liable under MassMutual’s Charter or By-Law. MassMutual further agrees to indemnify a Subsidiary Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Subsidiary Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Subsidiary Director derived an improper benefit. MassMutual will also indemnify a Subsidiary Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Subsidiary Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to the relevant subsidiary that the Subsidiary Director is entitled to indemnification, MassMutual will indemnify the Subsidiary Director to the extent permitted by law. Subject to the Subsidiary Director’s obligation to pay MassMutual in the event that the Subsidiary Director is not entitled to indemnification, MassMutual will pay the expenses of the Subsidiary Director prior to a final determination as to whether the Subsidiary Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34.         Principal Underwriters

(a)

MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, and Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this Policy. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Vaughn Bowman	Director, Chairman of the Board, Chief Executive Officer, and President	(*)
John Vaccaro	Director and Chairman Emeritus	(*)
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana	Director	(*)
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Joseph Mallee	Director, Agency Field Force Supervisor and Vice President	(*)
David Mink	Vice President and Chief Operations Officer	(*)
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	(*)
Courtney Reid	Chief Compliance Officer	(*)
James P. Puhala	Deputy Chief Compliance Officer	(*)
Michael Gilliland	Deputy Chief Compliance Officer	(*)
Thomas Bauer	Chief Technology Officer	(*)
Anthony Frogameni	Chief Privacy Officer	(*)
Linda Bestepe	Vice President	(*)
Brian Foley	Vice President	10 Fan Pier Boulevard Boston, MA 02210
James Langham	Vice President	(*)
Michael Thomas	Vice President	2 Park Ave. New York, NY 10016
Daken Vanderburg	Vice President	(*)
Mary B. Wilkinson	Vice President	10 Fan Pier Boulevard Boston, MA 02210
David Holtzer	Field Risk Officer	(*)
Amy Francella	Assistant Secretary	(*)
Alyssa O’Connor	Assistant Secretary	(*)
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	(*)
Julieta Sinisgalli	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Kevin Lacomb	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Tricia Cohen	Continuing Education Officer	(*)
Mario Morton	Registration Manager	(*)
Kelly Pirrotta	AML Compliance Officer	(*)
John Rogan	Regional Vice President	(*)
Tanya Wilber	Regional Vice President	(*)
*	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Dominic Blue	Director and Chairman of the Board	(*)
Matthew DiGangi	Director, Chief Executive Officer, and President	(*)
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	(*)
James P. Puhala	Vice President and Chief Compliance Officer	(*)
Vincent Baggetta	Chief Risk Officer	(*)
Paul LaPiana	Vice President	(*)
Delphine Soucie	Vice President	(*)
Alyssa O’Connor	Assistant Secretary	(*)
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	(*)
Julieta Sinisgalli	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Mario Morton	Registration Manager	(*)
Kelly Pirrotta	AML Compliance Officer	(*)
*	1295 State Street, Springfield, MA 01111-0001

(c)

Compensation From the Registrant
For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 35.        Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0001.

Item  36.        Management Services

Not Applicable.

Item 37.        Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF
THE INVESTMENT COMPANY ACT OF 1940

C.M. Life Insurance Company hereby represents that the fees and charges deducted under the Apex VUL® (“Apex”) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by C.M. Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 23rd day of April, 2025.

C.M. LIFE VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

C.M. LIFE INSURANCE COMPANY
(Depositor)

By	ROGER W. CRANDALL* Roger W. Crandall President and Chief Executive Officer (principal executive officer) C.M. Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature *	Title	Date
ROGER W. CRANDALL * Roger W. Crandall	Director, President and Chief Executive Officer (principal executive officer)	April 23, 2025
MARY JANE FORTIN * Mary Jane Fortin	Chief Financial Officer (principal financial officer)	April 23, 2025
KEITH MCDONAGH * Keith McDonagh	Corporate Controller (principal accounting officer)	April 23, 2025
MICHAEL J. O’CONNOR * Michael J. O’Connor	Director	April 23, 2025
PAUL LAPIANA * Paul LaPiana	Director	April 23, 2025
/s/ GARY F. MURTAGH * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit
Item 30.	Exhibit (h)	i.	e.	1.	i.	Janus Aspen Funds Amendment to the Participation Agreement Regarding Revocation of Rule 30e-3 dated November 4, 2024
Item 30.	Exhibit (n)	i.	Auditor Consents • Company Financial Statements • Separate Account Financial Statements